Due to size constraints, this filing is being made in 4 related submissions. This submission is the fourth of the 4 related submissions. The accession numbers of the previous related submissions are as follows:

0000927730-18-000197
0000927730-18-000199
0000927730-18-000201

APPENDIX A

Jackson National Separate Account I

Financial Statements

December 31, 2017

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

						JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I
Assets
Investments, at fair value^						$1,436,563,611	$265,764
Receivables:
Investments in Fund shares sold						1,221,244	3
Investment Division units sold						1,292,090	—
Total assets						1,439,076,945	265,767

Liabilities
Payables:
Investments in Fund shares purchased						1,292,090	—
Investment Division units redeemed						1,169,714	—
Insurance fees due to Jackson						51,530	3
Total liabilities						2,513,334	3
Net assets						$1,436,563,611	$265,764

^Investments in Funds, shares outstanding						110,589,962	20,443
^Investments in Funds, at cost						$1,208,973,663	$259,867

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JG - Equity 100 Fund(a)	JG - Fixed Income 100 Fund(a)	JG - Growth Fund(a)	JG - Maximum Growth Fund(a)	JG - Moderate Growth Fund(a)	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(b)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	604,756	496,875	2,037,982	1,711,301	6,167,169	14,652,818	133
Total expenses	604,756	496,875	2,037,982	1,711,301	6,167,169	14,652,818	133
Net investment income (loss)	(604,756)	(496,875)	(2,037,982)	(1,711,301)	(6,167,169)	(14,652,818)	(133)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	11,789,623	2,920,660	38,757,399	35,229,831	95,594,659	22,644,671	2
Net change in unrealized appreciation
(depreciation) on investments	544,179	(307,647)	(7,368,767)	(4,361,095)	(15,521,985)	178,976,269	5,897
Net realized and unrealized gain (loss)	12,333,802	2,613,013	31,388,632	30,868,736	80,072,674	201,620,940	5,899

Net change in net assets
from operations	$11,729,046	$2,116,138	$29,350,650	$29,157,435	$73,905,505	$186,968,122	$5,766

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

		JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A
Assets
Investments, at fair value^		$237,628,764	$6,162	$2,347,217,085	$621,060	$315,315,898	$3,152,198,744
Receivables:
Investments in Fund shares sold		230,443	—	1,149,768	8	60,508	1,017,435
Investment Division units sold		230,479	—	642,732	—	347	122,564
Total assets		238,089,686	6,162	2,349,009,585	621,068	315,376,753	3,153,338,743

Liabilities
Payables:
Investments in Fund shares purchased		230,479	—	642,732	—	347	122,564
Investment Division units redeemed		223,360	—	1,063,900	—	51,614	896,676
Insurance fees due to Jackson		7,083	—	85,868	8	8,894	120,759
Total liabilities		460,922	—	1,792,500	8	60,855	1,139,999
Net assets		$237,628,764	$6,162	$2,347,217,085	$621,060	$315,315,898	$3,152,198,744

^Investments in Funds, shares outstanding		20,053,060	520	173,098,605	45,733	29,607,127	184,663,078
^Investments in Funds, at cost		$225,316,726	$6,112	$1,938,739,950	$611,291	$313,635,760	$2,902,631,910

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Alt 65 Fund - Class A(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(b)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(b)	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,057,379	1,788,416	4	27,081,339	200	3,452,185	26,357,408
Total expenses	5,057,379	1,788,416	4	27,081,339	200	3,452,185	26,357,408
Net investment income (loss)	(5,057,379)	(1,788,416)	(4)	(27,081,339)	(200)	(3,452,185)	(26,357,408)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	6,326,676	1,729,838	—	42,930,700	2	(2,129,718))	20,769,036
Net change in unrealized appreciation
(depreciation) on investments	25,416,744	10,332,726	50	289,176,208	9,769	18,548,077	231,074,250
Net realized and unrealized gain (loss)	31,743,420	12,062,564	50	332,106,908	9,771	16,418,359	251,843,286

Net change in net assets
from operations	$26,686,041	$10,274,148	$46	$305,025,569	$9,571	$12,966,174	$225,485,878

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Institutional Alt 25 Fund - Class I		JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL Interest Rate Opportunities Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Assets
Investments, at fair value^	$113,483		$2,775,883,113	$114,866	$37,212,288	$444,046,351	$551,181
Receivables:
Investments in Fund shares sold	1		1,406,626	1	1,066	546,862	7
Investment Division units sold	49		290,971	97	—	628,530	—
Total assets	113,533		2,777,580,710	114,964	37,213,354	445,221,743	551,188

Liabilities
Payables:
Investments in Fund shares purchased	49		290,971	97	—	628,530	—
Investment Division units redeemed	—		1,299,488	—	4	533,906	—
Insurance fees due to Jackson	1		107,138	1	1,062	12,956	7
Total liabilities	50		1,697,597	98	1,066	1,175,392	7
Net assets	$113,483		$2,775,883,113	$114,866	$37,212,288	$444,046,351	$551,181

^Investments in Funds, shares outstanding	6,644		162,142,705	6,698	3,713,801	33,742,124	41,851
^Investments in Funds, at cost	$112,347		$2,566,281,286	$114,402	$36,424,952	$399,274,145	$549,665

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 35 Fund - Class A(b)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL Interest Rate Opportunities Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	24	18,057,212	35,694,932	17	391,360	4,416,285	94
Total expenses	24	18,057,212	35,694,932	17	391,360	4,416,285	94
Net investment income (loss)	(24)	(18,057,212)	(35,694,932)	(17)	(391,360)	(4,416,285)	(94)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	146,884,342	23,069,038	—	45,256	4,701,736	—
Net change in unrealized appreciation
(depreciation) on investments	1,136	1,251,436	229,749,574	464	1,484,048	37,128,840	1,516
Net realized and unrealized gain (loss)	1,136	148,135,778	252,818,612	464	1,529,304	41,830,576	1,516

Net change in net assets
from operations	$1,112	$130,078,566	$217,123,680	$447	$1,137,944	$37,414,291	$1,422

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I
Assets
Investments, at fair value^	$2,326,032,530	$—	$11,887,423	$56,172,868	$35,141	$1,194,495,065	$67,255
Receivables:
Investments in Fund shares sold	1,111,114	—	330	39,983	—	683,695	1
Investment Division units sold	580,378	—	26,958	144,162	—	399,955	—
Total assets	2,327,724,022	—	11,914,711	56,357,013	35,141	1,195,578,715	67,256

Liabilities
Payables:
Investments in Fund shares purchased	580,378	—	26,958	144,162	—	399,955	—
Investment Division units redeemed	1,030,274	—	3	37,977	—	637,692	—
Insurance fees due to Jackson	80,840	—	327	2,006	—	46,003	1
Total liabilities	1,691,492	—	27,288	184,145	—	1,083,650	1
Net assets	$2,326,032,530	$—	$11,887,423	$56,172,868	$35,141	$1,194,495,065	$67,255

^Investments in Funds, shares outstanding	169,659,557	—	1,166,577	4,552,096	2,843	46,155,142	2,484
^Investments in Funds, at cost	$2,050,454,452	$—	$11,387,229	$51,727,016	$34,453	$1,082,309,735	$66,724

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(a)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(a)
Investment Income
Dividends	$—	$—	$56,768	$37,480	$—	$—	$—
Expenses
Asset-based charges	22,070,271	—	102,489	416,143	11	14,887,659	28
Total expenses	22,070,271	—	102,489	416,143	11	14,887,659	28
Net investment income (loss)	(22,070,271)	—	(45,721)	(378,663)	(11)	(14,887,659)	(28)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	106,395	—	—	—
Investments	27,196,669	—	88,509	430,668	—	(2,487,650)	459
Net change in unrealized appreciation
(depreciation) on investments	188,918,605	—	488,128	4,306,990	688	253,860,846	531
Net realized and unrealized gain (loss)	216,115,274	—	576,637	4,844,053	688	251,373,196	990

Net change in net assets
from operations	$194,045,003	$—	$530,916	$4,465,390	$677	$236,485,537	$962

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Real Assets Fund - Class A	JNL S&P 500 Index Fund - Class I	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Growth Fund - Class I	JNL Tactical ETF Moderate Fund - Class A
Assets
Investments, at fair value^	$642,867,419	$54,985	$11,660,728	$728,021	$199,077,200	$26,793	$121,842,642
Receivables:
Investments in Fund shares sold	725,219	1	44,092	9	6,285	—	21,809
Investment Division units sold	334,004	—	12,352	—	218,106	—	12,503
Total assets	643,926,642	54,986	11,717,172	728,030	199,301,591	26,793	121,876,954

Liabilities
Payables:
Investments in Fund shares purchased	334,004	—	12,352	—	218,106	—	12,503
Investment Division units redeemed	701,124	—	43,765	—	696	—	18,319
Insurance fees due to Jackson	24,095	1	327	9	5,589	—	3,490
Total liabilities	1,059,223	1	56,444	9	224,391	—	34,312
Net assets	$642,867,419	$54,985	$11,660,728	$728,021	$199,077,200	$26,793	$121,842,642

^Investments in Funds, shares outstanding	41,935,252	3,582	1,185,033	67,786	13,844,033	1,861	9,913,966
^Investments in Funds, at cost	$585,518,544	$53,912	$11,359,987	$720,205	$170,417,043	$26,698	$111,501,312

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I(a)	JNL Real Assets Fund - Class A	JNL S&P 500 Index Fund - Class I(a)	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Growth Fund - Class I(a)	JNL Tactical ETF Moderate Fund - Class A
Investment Income
Dividends	$3,651,748	$—	$—	$—	$2,342,834	$—	$1,644,818
Expenses
Asset-based charges	8,561,266	21	123,728	190	1,859,478	2	1,161,741
Total expenses	8,561,266	21	123,728	190	1,859,478	2	1,161,741
Net investment income (loss)	(4,909,518)	(21)	(123,728)	(190)	483,356	(2)	483,077

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	28,037,074	—	—	—	—	—	—
Investments	10,325,062	319	(45,916)	157	2,211,110	—	1,171,562
Net change in unrealized appreciation
(depreciation) on investments	22,878,199	1,073	779,321	7,816	27,437,246	95	9,116,418
Net realized and unrealized gain (loss)	61,240,335	1,392	733,405	7,973	29,648,356	95	10,287,980

Net change in net assets
from operations	$56,330,817	$1,371	$609,677	$7,783	$30,131,712	$93	$10,771,057

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Tactical ETF Moderate Fund - Class I	JNL Tactical ETF Moderate Growth Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class I	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A
Assets
Investments, at fair value^	$—	$263,017,062	$77,273	$34,215,203	$723,462,731	$430,616	$3,200,699,086
Receivables:
Investments in Fund shares sold	—	21,385	1	4,926	391,928	5	1,454,292
Investment Division units sold	—	158,956	—	—	1,356,673	146	2,005,669
Total assets	—	263,197,403	77,274	34,220,129	725,211,332	430,767	3,204,159,047

Liabilities
Payables:
Investments in Fund shares purchased	—	158,956	—	—	1,356,673	146	2,005,669
Investment Division units redeemed	—	13,891	—	3,973	364,372	—	1,332,003
Insurance fees due to Jackson	—	7,494	1	953	27,556	5	122,289
Total liabilities	—	180,341	1	4,926	1,748,601	151	3,459,961
Net assets	$—	$263,017,062	$77,273	$34,215,203	$723,462,731	$430,616	$3,200,699,086

^Investments in Funds, shares outstanding	—	19,367,972	5,686	2,939,450	62,583,281	36,126	144,697,065
^Investments in Funds, at cost	$—	$230,617,316	$77,262	$30,378,071	$665,640,752	$427,866	$2,341,027,592

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Tactical ETF Moderate Fund - Class I(a)	JNL Tactical ETF Moderate Growth Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class I(a)	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A
Investment Income
Dividends	$—	$3,529,141	$—	$724,457	$6,249,167	$—	$—
Expenses
Asset-based charges	—	2,533,331	3	332,847	7,433,821	91	41,550,917
Total expenses	—	2,533,331	3	332,847	7,433,821	91	41,550,917
Net investment income (loss)	—	995,810	(3)	391,610	(1,184,654)	(91)	(41,550,917)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	9,096,128	—	—
Investments	—	2,978,217	—	523,136	5,166,984	1	123,015,296
Net change in unrealized appreciation
(depreciation) on investments	—	28,981,406	11	3,576,373	58,241,054	2,750	335,274,777
Net realized and unrealized gain (loss)	—	31,959,623	11	4,099,509	72,504,166	2,751	458,290,073

Net change in net assets
from operations	$—	$32,955,433	$8	$4,491,119	$71,319,512	$2,660	$416,739,156

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I
Assets
Investments, at fair value^	$145,997	$492,409,123	$155,356	$157,759,959	$256,869	$643,348,670	$225,153
Receivables:
Investments in Fund shares sold	1	199,636	2	169,472	3	279,572	3
Investment Division units sold	69,733	233,613	10,000	423,183	—	364,033	—
Total assets	215,731	492,842,372	165,358	158,352,614	256,872	643,992,275	225,156

Liabilities
Payables:
Investments in Fund shares purchased	69,733	233,613	10,000	423,183	—	364,033	—
Investment Division units redeemed	—	180,522	—	165,055	—	255,194	—
Insurance fees due to Jackson	1	19,114	2	4,417	3	24,378	3
Total liabilities	69,734	433,249	10,002	592,655	3	643,605	3
Net assets	$145,997	$492,409,123	$155,356	$157,759,959	$256,869	$643,348,670	$225,153

^Investments in Funds, shares outstanding	6,529	45,762,930	14,319	10,812,883	17,582	44,957,978	15,549
^Investments in Funds, at cost	$143,740	$488,767,673	$154,377	$135,897,409	$254,668	$597,100,548	$223,503

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I(a)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(a)	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I(a)
Investment Income
Dividends	$—	$1,554,319	$—	$847,598	$—	$1,042,582	$—
Expenses
Asset-based charges	23	6,682,782	59	1,265,291	53	7,760,935	100
Total expenses	23	6,682,782	59	1,265,291	53	7,760,935	100
Net investment income (loss)	(23)	(5,128,463)	(59)	(417,693)	(53)	(6,718,353)	(100)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	6,547,059	—	84,392,947	—
Investments	1	(1,408,231)	—	2,975,079	—	8,394,397	—
Net change in unrealized appreciation
(depreciation) on investments	2,257	28,849,753	979	20,918,776	2,201	31,206,090	1,650
Net realized and unrealized gain (loss)	2,258	27,441,522	979	30,440,914	2,201	123,993,434	1,650

Net change in net assets
from operations	$2,235	$22,313,059	$920	$30,023,221	$2,148	$117,275,081	$1,550

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A
Assets
Investments, at fair value^	$1,994,589,272	$267,469	$346,118,006	$473,429	$5,536,129,366	$988,545	$1,920,571,149
Receivables:
Investments in Fund shares sold	309,672	3	269,711	5	2,918,779	12	999,845
Investment Division units sold	1,682,977	—	488,353	34,844	3,517,879	—	1,178,703
Total assets	1,996,581,921	267,472	346,876,070	508,278	5,542,566,024	988,557	1,922,749,697

Liabilities
Payables:
Investments in Fund shares purchased	1,682,977	—	488,353	34,844	3,517,879	—	1,178,703
Investment Division units redeemed	234,769	—	260,022	—	2,715,974	—	928,598
Insurance fees due to Jackson	74,903	3	9,689	5	202,805	12	71,247
Total liabilities	1,992,649	3	758,064	34,849	6,436,658	12	2,178,548
Net assets	$1,994,589,272	$267,469	$346,118,006	$473,429	$5,536,129,366	$988,545	$1,920,571,149

^Investments in Funds, shares outstanding	122,142,638	16,359	16,121,006	22,020	249,038,658	43,994	128,724,608
^Investments in Funds, at cost	$1,641,939,330	$265,363	$263,084,694	$470,383	$4,153,447,829	$958,974	$1,650,817,750

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)	JNL/American Funds International Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$10,586,690
Expenses
Asset-based charges	22,670,865	65	2,959,418	76	63,187,475	610	20,191,770
Total expenses	22,670,865	65	2,959,418	76	63,187,475	610	20,191,770
Net investment income (loss)	(22,670,865)	(65)	(2,959,418)	(76)	(63,187,475)	(610)	(9,605,080)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	82,014,205
Investments	30,169,669	—	8,484,492	1	128,684,903	13	25,043,039
Net change in unrealized appreciation
(depreciation) on investments	269,997,412	2,106	59,925,663	3,046	793,295,103	29,571	264,990,737
Net realized and unrealized gain (loss)	300,167,081	2,106	68,410,155	3,047	921,980,006	29,584	372,047,981

Net change in net assets
from operations	$277,496,216	$2,041	$65,450,737	$2,971	$858,792,531	$28,974	$362,442,901

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
Assets
Investments, at fair value^	$194,608	$2,097,974,711	$567,506	$1,342,594,960	$218,077	$370,896,641	$5,535
Receivables:
Investments in Fund shares sold	2	928,256	7	980,323	2	126,192	—
Investment Division units sold	—	698,011	—	1,098,539	35,064	126,742	—
Total assets	194,610	2,099,600,978	567,513	1,344,673,822	253,143	371,149,575	5,535

Liabilities
Payables:
Investments in Fund shares purchased	—	698,011	—	1,098,539	35,064	126,742	—
Investment Division units redeemed	—	848,493	—	928,797	—	112,055	—
Insurance fees due to Jackson	2	79,763	7	51,526	2	14,137	—
Total liabilities	2	1,626,267	7	2,078,862	35,066	252,934	—
Net assets	$194,608	$2,097,974,711	$567,506	$1,342,594,960	$218,077	$370,896,641	$5,535

^Investments in Funds, shares outstanding	12,914	140,898,234	38,062	102,020,894	16,421	29,089,933	428
^Investments in Funds, at cost	$191,774	$1,767,975,877	$565,946	$1,146,614,160	$215,664	$322,696,855	$5,398

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$3,539,000	$—	$2,098,330	$—
Expenses
Asset-based charges	84	26,432,825	54	15,460,921	42	4,805,270	2
Total expenses	84	26,432,825	54	15,460,921	42	4,805,270	2
Net investment income (loss)	(84)	(26,432,825)	(54)	(11,921,921)	(42)	(2,706,940)	(2)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	640	35,177,577	—	12,874,085	—	4,217,093	—
Net change in unrealized appreciation
(depreciation) on investments	2,834	235,905,059	1,560	252,773,717	2,413	64,783,008	137
Net realized and unrealized gain (loss)	3,474	271,082,636	1,560	265,647,802	2,413	69,000,101	137

Net change in net assets
from operations	$3,390	$244,649,811	$1,506	$253,725,881	$2,371	$66,293,161	$135

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Assets
Investments, at fair value^	$145,476,902	$30,663,596	$3,844,119,127	$247,911	$48,751,551	$813,980,359	$1,884,010,835
Receivables:
Investments in Fund shares sold	168,326	16,439	2,158,239	3	19,244	455,120	1,357,023
Investment Division units sold	22,548	27,697	2,161,141	—	1,177	205,427	1,821,769
Total assets	145,667,776	30,707,732	3,848,438,507	247,914	48,771,972	814,640,906	1,887,189,627

Liabilities
Payables:
Investments in Fund shares purchased	22,548	27,697	2,161,141	—	1,177	205,427	1,821,769
Investment Division units redeemed	164,091	15,572	2,015,739	—	17,864	424,235	1,284,730
Insurance fees due to Jackson	4,235	867	142,500	3	1,380	30,885	72,293
Total liabilities	190,874	44,136	4,319,380	3	20,421	660,547	3,178,792
Net assets	$145,476,902	$30,663,596	$3,844,119,127	$247,911	$48,751,551	$813,980,359	$1,884,010,835

^Investments in Funds, shares outstanding	17,380,753	2,295,179	304,605,319	19,490	5,046,744	92,814,180	51,673,364
^Investments in Funds, at cost	$171,956,696	$40,063,157	$3,526,991,824	$245,664	$50,530,931	$856,834,212	$1,449,713,846

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Investment Income
Dividends	$—	$1,012,549	$58,211,967	$—	$738,608	$7,337,247	$—
Expenses
Asset-based charges	1,688,413	326,981	50,190,466	74	536,678	11,156,333	23,501,951
Total expenses	1,688,413	326,981	50,190,466	74	536,678	11,156,333	23,501,951
Net investment income (loss)	(1,688,413)	685,568	8,021,501	(74)	201,930	(3,819,086)	(23,501,951)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,190,209	—	—	—	—	28,156,211
Investments	(12,556,152)	(4,490,184)	24,818,073	1	(613,716)	(28,473,562)	66,089,720
Net change in unrealized appreciation
(depreciation) on investments	10,004,649	5,834,300	392,996,270	2,247	1,529,962	(11,216,046)	377,612,995
Net realized and unrealized gain (loss)	(2,551,503)	2,534,325	417,814,343	2,248	916,246	(39,689,608)	471,858,926

Net change in net assets
from operations	$(4,239,916)	$3,219,893	$425,835,844	$2,174	$1,118,176	$(43,508,694))	$448,356,975

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I
Assets
Investments, at fair value^	$162,723	$36,504,749	$4,222	$883,807,340	$76,811	$499,528,986	$176,216
Receivables:
Investments in Fund shares sold	2	1,675	—	674,177	1	80,214	2
Investment Division units sold	—	36,987	—	302,326	—	554,270	—
Total assets	162,725	36,543,411	4,222	884,783,843	76,812	500,163,470	176,218

Liabilities
Payables:
Investments in Fund shares purchased	—	36,987	—	302,326	—	554,270	—
Investment Division units redeemed	—	667	—	641,932	—	60,983	—
Insurance fees due to Jackson	2	1,008	—	32,245	1	19,231	2
Total liabilities	2	38,662	—	976,503	1	634,484	2
Net assets	$162,723	$36,504,749	$4,222	$883,807,340	$76,811	$499,528,986	$176,216

^Investments in Funds, shares outstanding	4,305	3,297,629	381	63,355,365	5,479	29,093,127	9,995
^Investments in Funds, at cost	$158,909	$34,184,121	$4,199	$890,522,200	$76,622	$439,014,587	$169,466

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class I(a)	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I(a)	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class I(a)	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$16,153,569	$—	$5,192,186	$—
Expenses
Asset-based charges	95	356,334	1	11,702,091	16	6,903,874	116
Total expenses	95	356,334	1	11,702,091	16	6,903,874	116
Net investment income (loss)	(95)	(356,334)	(1)	4,451,478	(16)	(1,711,688)	(116)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2	300,978	—	(2,499,573)	—	8,504,554	3
Net change in unrealized appreciation
(depreciation) on investments	3,814	2,283,558	23	65,036,038	189	105,612,872	6,750
Net realized and unrealized gain (loss)	3,816	2,584,536	23	62,536,465	189	114,117,426	6,753

Net change in net assets
from operations	$3,721	$2,228,202	$22	$66,987,943	$173	$112,405,738	$6,637

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$22,063,891	$23,911	$61,418,423	$84,646	$77,932,481	$76,163	$58,768,551
Receivables:
Investments in Fund shares sold	3,121	—	81,287	1	6,351	1	3,746
Investment Division units sold	298,916	—	113,066	—	488,845	—	313,341
Total assets	22,365,928	23,911	61,612,776	84,647	78,427,677	76,164	59,085,638

Liabilities
Payables:
Investments in Fund shares purchased	298,916	—	113,066	—	488,845	—	313,341
Investment Division units redeemed	2,303	—	79,030	—	3,551	—	1,679
Insurance fees due to Jackson	818	—	2,257	1	2,800	1	2,067
Total liabilities	302,037	—	194,353	1	495,196	1	317,087
Net assets	$22,063,891	$23,911	$61,418,423	$84,646	$77,932,481	$76,163	$58,768,551

^Investments in Funds, shares outstanding	2,033,538	2,204	5,692,162	7,838	7,162,912	7,000	5,487,260
^Investments in Funds, at cost	$21,418,384	$23,999	$61,255,395	$84,656	$75,891,929	$77,527	$57,715,188

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/ClearBridge Large Cap Growth Fund - Class I(a)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(a)	JNL/DFA Growth Allocation Fund - Class A(b)	JNL/DFA Growth Allocation Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A(b)
Investment Income
Dividends	$—	$—	$1,334,146	$—	$2,232,964	$2,327	$1,295,837
Expenses
Asset-based charges	34,697	1	719,716	59	347,100	14	234,374
Total expenses	34,697	1	719,716	59	347,100	14	234,374
Net investment income (loss)	(34,697)	(1)	614,430	(59)	1,885,864	2,313	1,061,463

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	284,258	—	38,166	39	41,805
Investments	11,192	—	951,236	—	117,676	—	69,977
Net change in unrealized appreciation
(depreciation) on investments	645,507	(88)	(458,873)	(10)	2,040,552	(1,364)	1,053,363
Net realized and unrealized gain (loss)	656,699	(88)	776,621	(10)	2,196,394	(1,325)	1,165,145

Net change in net assets
from operations	$622,002	$(89)	$1,391,051	$(69)	$4,082,258	$988	$2,226,608

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I
Assets
Investments, at fair value^	$173,925	$1,058,067,467	$126,141	$63,093,358	$54,265	$2,960,291,829	$174,934
Receivables:
Investments in Fund shares sold	2	894,605	2	63,012	1	1,887,452	2
Investment Division units sold	—	653,979	—	2,992	—	1,267,709	—
Total assets	173,927	1,059,616,051	126,143	63,159,362	54,266	2,963,446,990	174,936

Liabilities
Payables:
Investments in Fund shares purchased	—	653,979	—	2,992	—	1,267,709	—
Investment Division units redeemed	—	855,546	—	61,257	—	1,773,864	—
Insurance fees due to Jackson	2	39,059	2	1,755	1	113,588	2
Total liabilities	2	1,548,584	2	66,004	1	3,155,161	2
Net assets	$173,925	$1,058,067,467	$126,141	$63,093,358	$54,265	$2,960,291,829	$174,934

^Investments in Funds, shares outstanding	16,224	77,118,620	8,687	6,107,779	5,248	228,947,551	12,576
^Investments in Funds, at cost	$174,480	$855,275,208	$124,028	$62,456,493	$53,991	$2,911,922,547	$174,434

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class I(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(a)	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)
Investment Income
Dividends	$1,669	$8,617,847	$—	$115,766	$—	$10,145,821	$—
Expenses
Asset-based charges	18	12,960,428	47	578,259	9	41,876,924	81
Total expenses	18	12,960,428	47	578,259	9	41,876,924	81
Net investment income (loss)	1,651	(4,342,581)	(47)	(462,493)	(9)	(31,731,103)	(81)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	52	18,056,010	—	1,820,198	—	—	—
Investments	—	30,227,082	1	(845,539)	—	(723,333)	—
Net change in unrealized appreciation
(depreciation) on investments	(555)	120,316,979	2,113	4,630,838	274	146,138,164	500
Net realized and unrealized gain (loss)	(503)	168,600,071	2,114	5,605,497	274	145,414,831	500

Net change in net assets
from operations	$1,148	$164,257,490	$2,067	$5,143,004	$265	$113,683,728	$419

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Assets
Investments, at fair value^	$11,019,371	$77,505	$640,519,132	$352,644	$788,991,252	$173,024	$42,558,817
Receivables:
Investments in Fund shares sold	133,824	1	243,627	4	489,312	2	49,908
Investment Division units sold	3	—	1,966,008	—	1,285,189	—	51,105
Total assets	11,153,198	77,506	642,728,767	352,648	790,765,753	173,026	42,659,830

Liabilities
Payables:
Investments in Fund shares purchased	3	—	1,966,008	—	1,285,189	—	51,105
Investment Division units redeemed	133,507	—	220,742	—	461,617	—	48,706
Insurance fees due to Jackson	317	1	22,885	4	27,695	2	1,202
Total liabilities	133,827	1	2,209,635	4	1,774,501	2	101,013
Net assets	$11,019,371	$77,505	$640,519,132	$352,644	$788,991,252	$173,024	$42,558,817

^Investments in Funds, shares outstanding	991,843	6,964	42,815,450	23,557	72,785,171	15,947	4,338,310
^Investments in Funds, at cost	$10,806,797	$77,610	$603,906,544	$350,030	$788,775,876	$172,786	$42,750,285

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Investment Income
Dividends	$57,652	$—	$—	$—	$20,332,641	$—	$1,556,468
Expenses
Asset-based charges	79,568	55	4,096,967	87	9,516,203	116	416,003
Total expenses	79,568	55	4,096,967	87	9,516,203	116	416,003
Net investment income (loss)	(21,916)	(55)	(4,096,967)	(87)	10,816,438	(116)	1,140,465

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	60,567	—	21,352,088	—	—	—	—
Investments	80,206	—	3,488,726	1	872,874	2	(31,105)
Net change in unrealized appreciation
(depreciation) on investments	209,152	(105)	30,468,856	2,614	7,509,205	238	475,092
Net realized and unrealized gain (loss)	349,925	(105)	55,309,670	2,615	8,382,079	240	443,987

Net change in net assets
from operations	$328,009	$(160)	$51,212,703	$2,528	$19,198,517	$124	$1,584,452

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
Assets
Investments, at fair value^	$19,899	$32,209,622	$—	$136,141,121	$7,522	$1,857,572,588	$3,229
Receivables:
Investments in Fund shares sold	—	55,872	—	31,168	—	1,502,734	—
Investment Division units sold	—	198	—	207,631	—	175,858	—
Total assets	19,899	32,265,692	—	136,379,920	7,522	1,859,251,180	3,229

Liabilities
Payables:
Investments in Fund shares purchased	—	198	—	207,631	—	175,858	—
Investment Division units redeemed	—	54,966	—	27,189	—	1,431,304	—
Insurance fees due to Jackson	—	906	—	3,979	—	71,430	—
Total liabilities	—	56,070	—	238,799	—	1,678,592	—
Net assets	$19,899	$32,209,622	$—	$136,141,121	$7,522	$1,857,572,588	$3,229

^Investments in Funds, shares outstanding	2,024	2,554,292	—	10,882,584	601	146,150,479	253
^Investments in Funds, at cost	$19,849	$30,026,941	$—	$127,848,291	$7,398	$1,823,103,605	$3,179

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)
Investment Income
Dividends	$—	$1,588,184	$—	$2,162,507	$—	$17,547,876	$—
Expenses
Asset-based charges	9	332,145	—	1,273,786	2	26,665,884	1
Total expenses	9	332,145	—	1,273,786	2	26,665,884	1
Net investment income (loss)	(9)	1,256,039	—	888,721	(2)	(9,118,008)	(1)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	2,583,011	—	16,747,624	—
Investments	—	331,854	—	925,625	—	(6,929,505)	—
Net change in unrealized appreciation
(depreciation) on investments	50	3,084,750	—	7,871,568	124	171,948,954	50
Net realized and unrealized gain (loss)	50	3,416,604	—	11,380,204	124	181,767,073	50

Net change in net assets
from operations	$41	$4,672,643	$—	$12,268,925	$122	$172,649,065	$49

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Assets
Investments, at fair value^	$1,390,847,494	$5,014	$517,990,865	$25,013	$681,734,476	$40,861	$1,887,729,446
Receivables:
Investments in Fund shares sold	538,136	—	272,157	—	712,439	—	697,978
Investment Division units sold	329,238	—	115,092	—	398,987	—	302,289
Total assets	1,391,714,868	5,014	518,378,114	25,013	682,845,902	40,861	1,888,729,713

Liabilities
Payables:
Investments in Fund shares purchased	329,238	—	115,092	—	398,987	—	302,289
Investment Division units redeemed	483,833	—	252,115	—	687,201	—	626,747
Insurance fees due to Jackson	54,303	—	20,042	—	25,238	—	71,231
Total liabilities	867,374	—	387,249	—	1,111,426	—	1,000,267
Net assets	$1,390,847,494	$5,014	$517,990,865	$25,013	$681,734,476	$40,861	$1,887,729,446

^Investments in Funds, shares outstanding	99,559,592	359	44,121,879	2,122	63,535,366	3,783	157,573,410
^Investments in Funds, at cost	$1,052,231,243	$4,999	$461,239,666	$24,336	$708,144,663	$41,200	$1,772,782,094

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A
Investment Income
Dividends	$—	$—	$8,152,243	$—	$—	$—	$70,139,462
Expenses
Asset-based charges	19,865,960	1	6,909,031	17	9,230,057	12	25,790,649
Total expenses	19,865,960	1	6,909,031	17	9,230,057	12	25,790,649
Net investment income (loss)	(19,865,960)	(1)	1,243,212	(17)	(9,230,057)	(12)	44,348,813

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	55,399,216	—	5,533,707	—	(7,296,536)	—	17,538,299
Net change in unrealized appreciation
(depreciation) on investments	99,052,349	15	64,193,535	677	29,655,319	(339)	88,611,132
Net realized and unrealized gain (loss)	154,451,565	15	69,727,242	677	22,358,783	(339)	106,149,431

Net change in net assets
from operations	$134,585,605	$14	$70,970,454	$660	$13,128,726	$(351)	$150,498,244

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I
Assets
Investments, at fair value^	$78,830	$697,552,704	$158,256	$653,799,129	$23,330	$892,471,877	$80,437
Receivables:
Investments in Fund shares sold	1	245,898	2	257,547	—	804,671	1
Investment Division units sold	—	632,973	—	45,352	—	270,988	—
Total assets	78,831	698,431,575	158,258	654,102,028	23,330	893,547,536	80,438

Liabilities
Payables:
Investments in Fund shares purchased	—	632,973	—	45,352	—	270,988	—
Investment Division units redeemed	—	219,928	—	232,092	—	770,132	—
Insurance fees due to Jackson	1	25,970	2	25,455	—	34,539	1
Total liabilities	1	878,871	2	302,899	—	1,075,659	1
Net assets	$78,830	$697,552,704	$158,256	$653,799,129	$23,330	$892,471,877	$80,437

^Investments in Funds, shares outstanding	6,873	60,604,058	13,608	56,071,966	1,980	76,410,263	6,765
^Investments in Funds, at cost	$78,477	$594,901,365	$154,460	$589,722,651	$23,043	$913,016,760	$80,250

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I(a)
Investment Income
Dividends	$—	$6,468,819	$—	$19,349,050	$—	$18,182,271	$—
Expenses
Asset-based charges	22	8,108,115	41	9,334,023	16	12,853,068	53
Total expenses	22	8,108,115	41	9,334,023	16	12,853,068	53
Net investment income (loss)	(22)	(1,639,296)	(41)	10,015,027	(16)	5,329,203	(53)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,693,176	—	10,838,077	—	—	—
Investments	—	9,010,082	—	13,353,065	—	(4,516,085)	—
Net change in unrealized appreciation
(depreciation) on investments	353	141,382,510	3,796	7,211,531	287	13,414,830	187
Net realized and unrealized gain (loss)	353	152,085,768	3,796	31,402,673	287	8,898,745	187

Net change in net assets
from operations	$331	$150,446,472	$3,755	$41,417,700	$271	$14,227,948	$134

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A
Assets
Investments, at fair value^	$147,281,772	$3,024,489	$133,736	$539,689,949	$7,920	$690,649,844	$9,513,065
Receivables:
Investments in Fund shares sold	111,430	77	2	905,387	—	1,262,588	532
Investment Division units sold	80,229	24,398	—	607,481	—	1,109,819	172,760
Total assets	147,473,431	3,048,964	133,738	541,202,817	7,920	693,022,251	9,686,357

Liabilities
Payables:
Investments in Fund shares purchased	80,229	24,398	—	607,481	—	1,109,819	172,760
Investment Division units redeemed	106,171	—	—	887,228	—	1,236,274	190
Insurance fees due to Jackson	5,259	77	2	18,159	—	26,314	342
Total liabilities	191,659	24,475	2	1,512,868	—	2,372,407	173,292
Net assets	$147,281,772	$3,024,489	$133,736	$539,689,949	$7,920	$690,649,844	$9,513,065

^Investments in Funds, shares outstanding	12,795,984	287,773	12,713	44,602,475	654	65,776,176	920,916
^Investments in Funds, at cost	$152,711,413	$2,926,993	$128,886	$523,759,376	$7,698	$540,818,571	$9,376,906

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$74,712	$—	$1,668,346	$—
Expenses
Asset-based charges	1,908,688	4,505	107	1,927,460	3	7,589,891	13,824
Total expenses	1,908,688	4,505	107	1,927,460	3	7,589,891	13,824
Net investment income (loss)	(1,908,688)	(4,505)	(107)	(1,852,748)	(3)	(5,921,545)	(13,824)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(3,715,133)	192	2	920,576	—	23,790,264	776
Net change in unrealized appreciation
(depreciation) on investments	23,808,032	97,496	4,850	14,787,203	222	185,668,658	136,159
Net realized and unrealized gain (loss)	20,092,899	97,688	4,852	15,707,779	222	209,458,922	136,935

Net change in net assets
from operations	$18,184,211	$93,183	$4,745	$13,855,031	$219	$203,537,377	$123,111

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
Assets
Investments, at fair value^	$48,921	$1,288,855,050	$994,136,851	$151,709	$363,732,920	$32,172	$1,554,186,643
Receivables:
Investments in Fund shares sold	1	946,485	654,688	2	91,680	—	1,275,893
Investment Division units sold	—	537,883	413,075	—	289,066	—	1,269,358
Total assets	48,922	1,290,339,418	995,204,614	151,711	364,113,666	32,172	1,556,731,894

Liabilities
Payables:
Investments in Fund shares purchased	—	537,883	413,075	—	289,066	—	1,269,358
Investment Division units redeemed	—	898,103	617,938	—	77,516	—	1,218,211
Insurance fees due to Jackson	1	48,382	36,750	2	14,164	—	57,682
Total liabilities	1	1,484,368	1,067,763	2	380,746	—	2,545,251
Net assets	$48,921	$1,288,855,050	$994,136,851	$151,709	$363,732,920	$32,172	$1,554,186,643

^Investments in Funds, shares outstanding	4,731	129,273,325	70,506,160	10,202	20,976,524	1,834	62,392,077
^Investments in Funds, at cost	$48,716	$1,300,733,382	$864,881,278	$149,647	$308,527,561	$32,321	$1,275,056,664

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Invesco Diversified Dividend Fund - Class I(a)	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(a)	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class I(a)	JNL/Invesco Small Cap Growth Fund - Class A
Investment Income
Dividends	$—	$40,448,386	$13,263,527	$—	$4,172,160	$—	$—
Expenses
Asset-based charges	7	17,883,794	12,322,119	42	4,944,148	2	17,858,960
Total expenses	7	17,883,794	12,322,119	42	4,944,148	2	17,858,960
Net investment income (loss)	(7)	22,564,592	941,408	(42)	(771,988)	(2)	(17,858,960)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	26,186,565	3,654,810	—	—	—	36,979,701
Investments	—	(9,125,803)	13,286,373	—	10,816,413	—	35,865,241
Net change in unrealized appreciation
(depreciation) on investments	205	68,474,606	155,563,275	2,062	17,297,794	(149)	221,309,460
Net realized and unrealized gain (loss)	205	85,535,368	172,504,458	2,062	28,114,207	(149)	294,154,402

Net change in net assets
from operations	$198	$108,099,960	$173,445,866	$2,020	$27,342,219	$(151)	$276,295,442

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I
Assets
Investments, at fair value^	$161,494	$1,382,977,687	$155,597	$782,288,947	$—	$446,070,663	$117,851
Receivables:
Investments in Fund shares sold	2	1,115,433	2	691,965	—	183,038	1
Investment Division units sold	—	890,645	—	124,792	—	340,350	35,252
Total assets	161,496	1,384,983,765	155,599	783,105,704	—	446,594,051	153,104

Liabilities
Payables:
Investments in Fund shares purchased	—	890,645	—	124,792	—	340,350	35,252
Investment Division units redeemed	—	1,064,336	—	662,712	—	167,240	—
Insurance fees due to Jackson	2	51,097	2	29,253	—	15,798	1
Total liabilities	2	2,006,078	2	816,757	—	523,388	35,253
Net assets	$161,494	$1,382,977,687	$155,597	$782,288,947	$—	$446,070,663	$117,851

^Investments in Funds, shares outstanding	6,255	40,074,694	4,403	59,762,334	—	38,924,142	10,239
^Investments in Funds, at cost	$156,733	$1,214,973,286	$152,784	$805,714,970	$—	$396,864,693	$115,196

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Invesco Small Cap Growth Fund - Class I(a)	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$20,952,125	$—	$5,328,777	$—
Expenses
Asset-based charges	93	15,592,233	46	11,255,400	—	5,557,621	23
Total expenses	93	15,592,233	46	11,255,400	—	5,557,621	23
Net investment income (loss)	(93)	(15,592,233)	(46)	9,696,725	—	(228,844)	(23)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	19,424,369	—	—	—	—	—
Investments	2	11,905,636	2	(7,374,957)	—	1,994,251	—
Net change in unrealized appreciation
(depreciation) on investments	4,761	259,934,245	2,813	6,726,822	—	98,095,436	2,655
Net realized and unrealized gain (loss)	4,763	291,264,250	2,815	(648,135)	—	100,089,687	2,655

Net change in net assets
from operations	$4,670	$275,672,017	$2,769	$9,048,590	$—	$99,860,843	$2,632

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I
Assets
Investments, at fair value^	$53,601,438	$47,594	$453,059,489	$826,791,969	$322,215	$1,037,837,517	$536
Receivables:
Investments in Fund shares sold	330,282	1	58,476	299,010	4	653,869	—
Investment Division units sold	102,546	—	44,783	227,187	—	733,849	—
Total assets	54,034,266	47,595	453,162,748	827,318,166	322,219	1,039,225,235	536

Liabilities
Payables:
Investments in Fund shares purchased	102,546	—	44,783	227,187	—	733,849	—
Investment Division units redeemed	328,829	—	40,769	268,296	—	614,591	—
Insurance fees due to Jackson	1,453	1	17,707	30,714	4	39,278	—
Total liabilities	432,828	1	103,259	526,197	4	1,387,718	—
Net assets	$53,601,438	$47,594	$453,059,489	$826,791,969	$322,215	$1,037,837,517	$536

^Investments in Funds, shares outstanding	4,027,155	3,576	32,759,182	70,365,274	26,476	49,872,058	25
^Investments in Funds, at cost	$47,485,357	$47,165	$334,269,911	$835,424,361	$321,356	$907,673,167	$500

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I(a)	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I(a)
Investment Income
Dividends	$1,062,935	$—	$—	$15,844,528	$—	$10,900,325	$—
Expenses
Asset-based charges	469,436	4	6,129,629	11,118,524	156	13,094,288	—
Total expenses	469,436	4	6,129,629	11,118,524	156	13,094,288	—
Net investment income (loss)	593,499	(4)	(6,129,629)	4,726,004	(156)	(2,193,963)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	54,360,679	—
Investments	179,451	—	16,361,837	(2,040,317)	—	22,097,009	—
Net change in unrealized appreciation
(depreciation) on investments	10,535,291	429	48,318,268	10,138,350	859	99,872,805	36
Net realized and unrealized gain (loss)	10,714,742	429	64,680,105	8,098,033	859	176,330,493	36

Net change in net assets
from operations	$11,308,241	$425	$58,550,476	$12,824,037	$703	$174,136,530	$36

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I	JNL/MC Energy Sector Fund - Class A
Assets
Investments, at fair value^	$7,202,880	$46,782	$822,911,575	$15,677	$1,271,614,428	$203,726	$1,404,919,224
Receivables:
Investments in Fund shares sold	300	1	522,063	—	971,222	3	1,222,583
Investment Division units sold	129,241	—	1,614,236	97	758,209	—	463,975
Total assets	7,332,421	46,783	825,047,874	15,774	1,273,343,859	203,729	1,406,605,782

Liabilities
Payables:
Investments in Fund shares purchased	129,241	—	1,614,236	97	758,209	—	463,975
Investment Division units redeemed	46	—	489,765	—	922,836	—	1,169,071
Insurance fees due to Jackson	254	1	32,298	—	48,386	3	53,512
Total liabilities	129,541	1	2,136,299	97	1,729,431	3	1,686,558
Net assets	$7,202,880	$46,782	$822,911,575	$15,677	$1,271,614,428	$203,726	$1,404,919,224

^Investments in Funds, shares outstanding	678,877	4,405	29,750,961	566	107,946,895	17,192	53,807,707
^Investments in Funds, at cost	$6,943,531	$44,170	$547,264,753	$15,469	$1,063,084,280	$195,843	$1,451,554,356

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Consumer Staples Sector Fund - Class A(a)	JNL/MC Consumer Staples Sector Fund - Class I(a)	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I(a)	JNL/MC Energy Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$10,271,764	$—	$29,506,447
Expenses
Asset-based charges	12,430	29	9,732,223	3	14,125,073	47	20,088,982
Total expenses	12,430	29	9,732,223	3	14,125,073	47	20,088,982
Net investment income (loss)	(12,430)	(29)	(9,732,223)	(3)	(3,853,309)	(47)	9,417,465

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	23,072	1	47,942,254	—	22,586,221	101	(52,496,506)
Net change in unrealized appreciation
(depreciation) on investments	259,349	2,612	120,249,425	208	259,628,104	7,883	(48,584,463)
Net realized and unrealized gain (loss)	282,421	2,613	168,191,679	208	282,214,325	7,984	(101,080,969)

Net change in net assets
from operations	$269,991	$2,584	$158,459,456	$205	$278,361,016	$7,937	$(91,663,504)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Energy Sector Fund - Class I	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I	JNL/MC Index 5 Fund - Class A
Assets
Investments, at fair value^	$5,533	$451,987,036	$1,359,935,587	$113,764	$2,741,804,293	$62,521	$935,513,848
Receivables:
Investments in Fund shares sold	—	355,354	458,974	1	1,050,424	1	619,199
Investment Division units sold	—	311,932	4,993,682	—	1,310,711	—	669,928
Total assets	5,533	452,654,322	1,365,388,243	113,765	2,744,165,428	62,522	936,802,975

Liabilities
Payables:
Investments in Fund shares purchased	—	311,932	4,993,682	—	1,310,711	—	669,928
Investment Division units redeemed	—	338,396	407,489	—	946,559	—	583,644
Insurance fees due to Jackson	—	16,958	51,485	1	103,865	1	35,555
Total liabilities	—	667,286	5,452,656	1	2,361,135	1	1,289,127
Net assets	$5,533	$451,987,036	$1,359,935,587	$113,764	$2,741,804,293	$62,521	$935,513,848

^Investments in Funds, shares outstanding	209	33,356,977	97,556,355	8,143	106,976,367	2,427	63,988,635
^Investments in Funds, at cost	$5,255	$426,830,678	$1,116,247,182	$112,012	$2,532,445,760	$62,449	$727,951,767

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Energy Sector Fund - Class I(a)	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I(a)	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I(a)	JNL/MC Index 5 Fund - Class A
Investment Income
Dividends	$—	$12,115,579	$11,062,251	$—	$22,712,898	$—	$—
Expenses
Asset-based charges	2	5,371,530	16,695,013	36	35,879,108	13	11,989,546
Total expenses	2	5,371,530	16,695,013	36	35,879,108	13	11,989,546
Net investment income (loss)	(2)	6,744,049	(5,632,762)	(36)	(13,166,210)	(13)	(11,989,546)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	43,529,313	—	172,317,887	—	—
Investments	—	109,590	47,879,284	1	36,844,284	—	25,661,456
Net change in unrealized appreciation
(depreciation) on investments	278	65,963,327	109,323,440	1,752	278,729,904	72	97,122,572
Net realized and unrealized gain (loss)	278	66,072,917	200,732,037	1,753	487,892,075	72	122,784,028

Net change in net assets
from operations	$276	$72,816,966	$195,099,275	$1,717	$474,725,865	$59	$110,794,482

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I	JNL/MC JNL 5 Fund - Class A
Assets
Investments, at fair value^	$16,384,419	$60,378	$2,167,489,818	$252,620	$1,588,376,289	$656,651	$3,269,998,650
Receivables:
Investments in Fund shares sold	853	1	4,941,019	3	873,344	8	1,254,383
Investment Division units sold	126,738	—	1,941,487	—	999,527	—	352,641
Total assets	16,512,010	60,379	2,174,372,324	252,623	1,590,249,160	656,659	3,271,605,674

Liabilities
Payables:
Investments in Fund shares purchased	126,738	—	1,941,487	—	999,527	—	352,641
Investment Division units redeemed	250	—	4,858,360	—	813,971	—	1,124,717
Insurance fees due to Jackson	603	1	82,659	3	59,373	8	129,666
Total liabilities	127,591	1	6,882,506	3	1,872,871	8	1,607,024
Net assets	$16,384,419	$60,378	$2,167,489,818	$252,620	$1,588,376,289	$656,651	$3,269,998,650

^Investments in Funds, shares outstanding	1,535,559	5,659	141,573,469	16,194	101,884,303	40,509	209,481,015
^Investments in Funds, at cost	$15,703,580	$59,993	$1,598,876,296	$249,414	$1,382,545,973	$643,929	$2,488,563,704

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Industrials Sector Fund - Class I(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I(a)	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I(a)	JNL/MC JNL 5 Fund - Class A
Investment Income
Dividends	$—	$—	$11,392,002	$—	$41,280,239	$—	$65,667,462
Expenses
Asset-based charges	42,983	7	25,366,686	104	18,876,205	233	44,114,724
Total expenses	42,983	7	25,366,686	104	18,876,205	233	44,114,724
Net investment income (loss)	(42,983)	(7)	(13,974,684)	(104)	22,404,034	(233)	21,552,738

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	39,387,464	—	—	—	—
Investments	(159,420)	—	82,373,995	2	18,780,469	217	121,703,404
Net change in unrealized appreciation
(depreciation) on investments	680,839	385	405,880,111	3,206	238,913,091	12,722	304,145,691
Net realized and unrealized gain (loss)	521,419	385	527,641,570	3,208	257,693,560	12,939	425,849,095

Net change in net assets
from operations	$478,436	$378	$513,666,886	$3,104	$280,097,594	$12,706	$447,401,833

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC JNL 5 Fund - Class I	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I	JNL/MC MSCI KLD 400 Social Index Fund - Class A	JNL/MC MSCI KLD 400 Social Index Fund - Class I	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I
Assets
Investments, at fair value^	$587,498	$42,284,318	$—	$15,102,915	$—	$367,752,280	$25,208
Receivables:
Investments in Fund shares sold	7	81,212	—	770	—	293,494	—
Investment Division units sold	—	135,043	—	7,276	—	444,337	—
Total assets	587,505	42,500,573	—	15,110,961	—	368,490,111	25,208

Liabilities
Payables:
Investments in Fund shares purchased	—	135,043	—	7,276	—	444,337	—
Investment Division units redeemed	—	79,663	—	325	—	278,918	—
Insurance fees due to Jackson	7	1,549	—	445	—	14,576	—
Total liabilities	7	216,255	—	8,046	—	737,831	—
Net assets	$587,498	$42,284,318	$—	$15,102,915	$—	$367,752,280	$25,208

^Investments in Funds, shares outstanding	37,516	3,959,206	—	1,365,544	—	12,885,504	882
^Investments in Funds, at cost	$573,453	$40,738,324	$—	$14,489,691	$—	$271,283,020	$24,741

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC JNL 5 Fund - Class I(a)	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC Materials Sector Fund - Class I(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI KLD 400 Social Index Fund - Class I(a)	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$70,841	$—	$—	$—
Expenses
Asset-based charges	171	117,499	—	53,958	—	5,137,895	9
Total expenses	171	117,499	—	53,958	—	5,137,895	9
Net investment income (loss)	(171)	(117,499)	—	16,883	—	(5,137,895)	(9)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	239,197	—	—	—
Investments	3	(87,879)	—	14,936	—	18,138,742	—
Net change in unrealized appreciation
(depreciation) on investments	14,045	1,545,994	—	613,224	—	49,934,077	467
Net realized and unrealized gain (loss)	14,048	1,458,115	—	867,357	—	68,072,819	467

Net change in net assets
from operations	$13,877	$1,340,616	$—	$884,240	$—	$62,934,924	$458

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I
Assets
Investments, at fair value^	$2,063,605,862	$268,214	$295,471,758	$5,314,327	$74,449	$16,352,397	$9,162
Receivables:
Investments in Fund shares sold	832,809	3	62,686	24,495	1	1,084	—
Investment Division units sold	7,119,795	49	185,146	113,032	—	180,026	49
Total assets	2,071,558,466	268,266	295,719,590	5,451,854	74,450	16,533,507	9,211

Liabilities
Payables:
Investments in Fund shares purchased	7,119,795	49	185,146	113,032	—	180,026	49
Investment Division units redeemed	755,306	—	51,710	24,319	—	521	—
Insurance fees due to Jackson	77,503	3	10,976	176	1	563	—
Total liabilities	7,952,604	52	247,832	137,527	1	181,110	49
Net assets	$2,063,605,862	$268,214	$295,471,758	$5,314,327	$74,449	$16,352,397	$9,162

^Investments in Funds, shares outstanding	90,232,001	17,786	17,661,193	519,485	7,270	1,522,570	853
^Investments in Funds, at cost	$1,782,925,715	$264,194	$261,891,138	$5,298,335	$73,847	$15,969,911	$9,072

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I(a)	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)	JNL/MC Real Estate Sector Fund - Class I(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class I(a)
Investment Income
Dividends	$5,602,026	$—	$8,478,876	$—	$—	$—	$—
Expenses
Asset-based charges	22,647,333	113	3,485,376	7,573	18	22,661	3
Total expenses	22,647,333	113	3,485,376	7,573	18	22,661	3
Net investment income (loss)	(17,045,307)	(113)	4,993,500	(7,573)	(18)	(22,661)	(3)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	31,408,269	—	—	—	—	—	—
Investments	24,744,005	4	5,033,573	48	1	6,706	—
Net change in unrealized appreciation
(depreciation) on investments	358,085,854	4,020	37,473,605	15,992	602	382,486	90
Net realized and unrealized gain (loss)	414,238,128	4,024	42,507,178	16,040	603	389,192	90

Net change in net assets
from operations	$397,192,821	$3,911	$47,500,678	$8,467	$585	$366,531	$87

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I		JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A
Assets
Investments, at fair value^	$5,581,927	$11,561		$2,658,629,272	$470,097	$6,699,233,085	$550,343,058
Receivables:
Investments in Fund shares sold	256	—		4,103,064	6	1,922,565	390,030
Investment Division units sold	34,271	49		2,216,571	49	9,899,079	261,900
Total assets	5,616,454	11,610		2,664,948,907	470,152	6,711,054,729	550,994,988

Liabilities
Payables:
Investments in Fund shares purchased	34,271	49		2,216,571	49	9,899,079	261,900
Investment Division units redeemed	62	—		4,003,611	—	1,672,019	369,214
Insurance fees due to Jackson	194	—		99,453	6	250,546	20,816
Total liabilities	34,527	49		6,319,635	55	11,821,644	651,930
Net assets	$5,581,927	$11,561		$2,658,629,272	$470,097	$6,699,233,085	$550,343,058

^Investments in Funds, shares outstanding	521,675	1,081		122,743,734	21,310	305,343,349	60,146,782
^Investments in Funds, at cost	$5,434,551	$11,482		$2,303,575,931	$465,482	$5,190,365,985	$551,318,684

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class I(a)	JNL/MC S&P 24 Fund - Class A(b)	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I(a)	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A
Investment Income
Dividends	$—	$—	$7,437,514	$23,526,270	$—	$80,802,869	$3,816,166
Expenses
Asset-based charges	6,838	2	2,348,014	33,841,751	141	79,576,214	8,726,473
Total expenses	6,838	2	2,348,014	33,841,751	141	79,576,214	8,726,473
Net investment income (loss)	(6,838)	(2)	5,089,500	(10,315,481)	(141)	1,226,655	(4,910,307)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	166,307,722	—	97,637,769	2,627,151
Investments	2,765	—	(220,225,552)	74,207,606	1	187,209,560	(13,478,392)
Net change in unrealized appreciation
(depreciation) on investments	147,376	79	223,736,933	94,452,866	4,615	744,186,518	(21,942,152)
Net realized and unrealized gain (loss)	150,141	79	3,511,381	334,968,194	4,616	1,029,033,847	(32,793,393)

Net change in net assets
from operations	$143,303	$77	$8,600,881	$324,652,713	$4,475	$1,030,260,502	$(37,703,700)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC S&P SMid 60 Fund - Class I	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Tele-communications Sector Fund - Class I	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I
Assets
Investments, at fair value^	$26,704	$1,942,541,407	$369,025	$107,132,673	$3,044	$76,455,919	$21,847
Receivables:
Investments in Fund shares sold	—	3,169,462	5	80,482	—	22,239	—
Investment Division units sold	—	911,613	49	138,905	—	15,648	—
Total assets	26,704	1,946,622,482	369,079	107,352,060	3,044	76,493,806	21,847

Liabilities
Payables:
Investments in Fund shares purchased	—	911,613	49	138,905	—	15,648	—
Investment Division units redeemed	—	3,096,281	—	76,503	—	20,057	—
Insurance fees due to Jackson	—	73,181	5	3,979	—	2,182	—
Total liabilities	—	4,081,075	54	219,387	—	37,887	—
Net assets	$26,704	$1,942,541,407	$369,025	$107,132,673	$3,044	$76,455,919	$21,847

^Investments in Funds, shares outstanding	2,977	98,556,134	18,396	7,363,070	222	5,800,904	1,655
^Investments in Funds, at cost	$26,369	$1,632,430,569	$366,565	$100,540,110	$2,999	$71,113,463	$22,463

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC S&P SMid 60 Fund - Class I(a)	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I(a)	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Tele-communications Sector Fund - Class I(a)	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I(a)
Investment Income
Dividends	$—	$14,728,673	$—	$3,793,898	$—	$1,791,590	$—
Expenses
Asset-based charges	6	24,856,393	107	1,584,675	1	777,507	16
Total expenses	6	24,856,393	107	1,584,675	1	777,507	16
Net investment income (loss)	(6)	(10,127,720)	(107)	2,209,223	(1)	1,014,083	(16)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	74,384,213	—	4,438,971	—	1,946,055	—
Investments	—	67,339,760	1	3,889,316	—	2,114,542	—
Net change in unrealized appreciation
(depreciation) on investments	335	60,776,574	2,460	(8,294,776)	45	1,925,217	(616)
Net realized and unrealized gain (loss)	335	202,500,547	2,461	33,511	45	5,985,814	(616)

Net change in net assets
from operations	$329	$192,372,827	$2,354	$2,242,734	$44	$6,999,897	$(632)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A		JNL/Neuberger Berman Currency Fund - Class A
Assets
Investments, at fair value^	$774,964,137	$159,730	$360,614,450	$47,973,092	$183,701,456		$11,370,484
Receivables:
Investments in Fund shares sold	184,608	2	116,222	110,915	81,813		23,447
Investment Division units sold	235,990	—	19,265	—	—		7,886
Total assets	775,384,735	159,732	360,749,937	48,084,007	183,783,269		11,401,817

Liabilities
Payables:
Investments in Fund shares purchased	235,990	—	19,265	—	—		7,886
Investment Division units redeemed	154,481	—	105,779	109,556	76,622		23,128
Insurance fees due to Jackson	30,127	2	10,443	1,359	5,191		319
Total liabilities	420,598	2	135,487	110,915	81,813		31,333
Net assets	$774,964,137	$159,730	$360,614,450	$47,973,092	$183,701,456		$11,370,484

^Investments in Funds, shares outstanding	63,888,222	13,093	30,534,670	3,909,787	15,450,080		1,139,327
^Investments in Funds, at cost	$716,910,849	$154,181	$330,198,127	$41,007,701	$163,466,212		$11,432,499

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A	JNL/Morgan Stanley Mid Cap Growth Fund - Class A(b)	JNL/Neuberger Berman Currency Fund - Class A
Investment Income
Dividends	$9,280,906	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	10,527,598	70	3,865,471	459,376	1,854,951	616,662	130,303
Total expenses	10,527,598	70	3,865,471	459,376	1,854,951	616,662	130,303
Net investment income (loss)	(1,246,692)	(70)	(3,865,471)	(459,376)	(1,854,951)	(616,662)	(130,303)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,619,890	2	2,993,398	695,823	1,984,679	3,076,843	(71,360)
Net change in unrealized appreciation
(depreciation) on investments	78,691,981	5,549	34,666,340	8,025,582	24,038,831	12,910,031	361,284
Net realized and unrealized gain (loss)	81,311,871	5,551	37,659,738	8,721,405	26,023,510	15,986,874	289,924

Net change in net assets
from operations	$80,065,179	$5,481	$33,794,267	$8,262,029	$24,168,559	$15,370,212	$159,621

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
Assets
Investments, at fair value^	$2,494	$14,331,091	$632,065,052	$67,585	$74,883,245	$5,819	$36,375,746
Receivables:
Investments in Fund shares sold	—	544	266,166	1	108,451	—	60,392
Investment Division units sold	—	—	5,560,229	10,000	56,234	—	68,538
Total assets	2,494	14,331,635	637,891,447	77,586	75,047,930	5,819	36,504,676

Liabilities
Payables:
Investments in Fund shares purchased	—	—	5,560,229	10,000	56,234	—	68,538
Investment Division units redeemed	—	145	242,101	—	106,335	—	59,389
Insurance fees due to Jackson	—	399	24,065	1	2,116	—	1,003
Total liabilities	—	544	5,826,395	10,001	164,685	—	128,930
Net assets	$2,494	$14,331,091	$632,065,052	$67,585	$74,883,245	$5,819	$36,375,746

^Investments in Funds, shares outstanding	250	1,275,008	57,045,582	6,061	7,392,226	574	3,049,099
^Investments in Funds, at cost	$2,499	$15,856,791	$622,736,977	$67,256	$77,037,020	$5,798	$31,051,141

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
Investment Income
Dividends	$—	$2,455,152	$17,723,982	$—	$3,103,271	$—	$16,736
Expenses
Asset-based charges	1	133,381	8,189,067	11	831,446	2	194,816
Total expenses	1	133,381	8,189,067	11	831,446	2	194,816
Net investment income (loss)	(1)	2,321,771	9,534,915	(11)	2,271,825	(2)	(178,080)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	(334,392)	1,562,891	—	(430,599)	—	540,452
Net change in unrealized appreciation
(depreciation) on investments	(5)	(1,296,389)	17,424,391	329	1,273,069	21	5,573,154
Net realized and unrealized gain (loss)	(5)	(1,630,781)	18,987,282	329	842,470	21	6,113,606

Net change in net assets
from operations	$(6)	$690,990	$28,522,197	$318	$3,114,295	$19	$5,935,526

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Credit Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Assets
Investments, at fair value^	$1,818,557,373	$187,802	$287,431,472	$41,954	$128,039,807	$523,732	$1,114,819,487
Receivables:
Investments in Fund shares sold	1,879,695	2	287,750	1	56,415	6	633,933
Investment Division units sold	1,000,299	—	372,575	—	1,211,998	15,000	1,051,641
Total assets	1,821,437,367	187,804	288,091,797	41,955	129,308,220	538,738	1,116,505,061

Liabilities
Payables:
Investments in Fund shares purchased	1,000,299	—	372,575	—	1,211,998	15,000	1,051,641
Investment Division units redeemed	1,808,558	—	277,572	—	51,684	—	591,051
Insurance fees due to Jackson	71,137	2	10,178	1	4,731	6	42,882
Total liabilities	2,879,994	2	660,325	1	1,268,413	15,006	1,685,574
Net assets	$1,818,557,373	$187,802	$287,431,472	$41,954	$128,039,807	$523,732	$1,114,819,487

^Investments in Funds, shares outstanding	97,929,853	9,942	24,545,813	3,580	12,714,976	51,958	112,042,159
^Investments in Funds, at cost	$1,407,830,331	$184,123	$280,819,829	$41,818	$127,743,117	$522,906	$1,239,232,866

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Credit Income Fund - Class I(a)	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Income Fund - Class I(a)	JNL/PIMCO Real Return Fund - Class A
Investment Income
Dividends	$12,195,734	$—	$5,143,435	$—	$—	$—	$—
Expenses
Asset-based charges	21,732,664	64	3,134,030	4	244,643	205	16,022,847
Total expenses	21,732,664	64	3,134,030	4	244,643	205	16,022,847
Net investment income (loss)	(9,536,930)	(64)	2,009,405	(4)	(244,643)	(205)	(16,022,847)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	756,779	—	—	—	—
Investments	45,995,685	1	2,436,468	—	26,032	14	(34,269,455)
Net change in unrealized appreciation
(depreciation) on investments	397,634,963	3,679	7,005,062	136	296,690	826	68,878,719
Net realized and unrealized gain (loss)	443,630,648	3,680	10,198,309	136	322,722	840	34,609,264

Net change in net assets
from operations	$434,093,718	$3,616	$12,207,714	$132	$78,079	$635	$18,586,417

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I
Assets
Investments, at fair value^	$92,411	$1,362,837,477	$105,439	$1,640,329,640	$150,326	$13,902,412	$2,513
Receivables:
Investments in Fund shares sold	1	1,097,949	1	4,590,555	2	618,142	—
Investment Division units sold	—	880,498	49	667,300	—	61,350	—
Total assets	92,412	1,364,815,924	105,489	1,645,587,495	150,328	14,581,904	2,513

Liabilities
Payables:
Investments in Fund shares purchased	—	880,498	49	667,300	—	61,350	—
Investment Division units redeemed	—	1,046,908	—	4,528,138	—	617,744	—
Insurance fees due to Jackson	1	51,041	1	62,417	2	398	—
Total liabilities	1	1,978,447	50	5,257,855	2	679,492	—
Net assets	$92,411	$1,362,837,477	$105,439	$1,640,329,640	$150,326	$13,902,412	$2,513

^Investments in Funds, shares outstanding	9,186	129,301,468	9,994	120,258,771	9,496	1,560,316	282
^Investments in Funds, at cost	$91,707	$1,381,487,330	$105,154	$1,609,909,714	$149,210	$14,583,462	$2,499

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I(a)
Investment Income
Dividends	$—	$44,828,824	$—	$95,764,172	$—	$592,963	$—
Expenses
Asset-based charges	62	19,017,963	38	23,287,584	69	158,637	1
Total expenses	62	19,017,963	38	23,287,584	69	158,637	1
Net investment income (loss)	(62)	25,810,861	(38)	72,476,588	(69)	434,326	(1)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	(2,083,383)	—	18,012,926	—	(266,006)	—
Net change in unrealized appreciation
(depreciation) on investments	704	(3,008,866)	285	5,861,199	1,116	244,784	14
Net realized and unrealized gain (loss)	704	(5,092,249)	285	23,874,125	1,116	(21,222)	14

Net change in net assets
from operations	$642	$20,718,612	$247	$96,350,713	$1,047	$413,104	$13

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/PPM America Value Equity Fund - Class A
Assets
Investments, at fair value^	$611,521,462	$45,706	$817,667,573	$133,502	$297,882,198	$118,756	$216,681,432
Receivables:
Investments in Fund shares sold	394,258	1	3,612,865	1	107,888	1	74,373
Investment Division units sold	274,120	—	418,508	52,189	175,402	97	133,333
Total assets	612,189,840	45,707	821,698,946	185,692	298,165,488	118,854	216,889,138

Liabilities
Payables:
Investments in Fund shares purchased	274,120	—	418,508	52,189	175,402	97	133,333
Investment Division units redeemed	371,760	—	3,580,902	—	97,178	—	65,912
Insurance fees due to Jackson	22,498	1	31,963	1	10,710	1	8,461
Total liabilities	668,378	1	4,031,373	52,190	283,290	98	207,706
Net assets	$611,521,462	$45,706	$817,667,573	$133,502	$297,882,198	$118,756	$216,681,432

^Investments in Funds, shares outstanding	38,802,123	2,878	53,864,794	8,563	24,927,381	9,929	9,085,175
^Investments in Funds, at cost	$549,592,286	$44,173	$668,166,958	$132,407	$297,623,628	$118,247	$172,220,698

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)	JNL/PPM America Value Equity Fund - Class A
Investment Income
Dividends	$3,777,368	$—	$2,566,689	$—	$6,302,742	$—	$2,760,451
Expenses
Asset-based charges	8,787,929	16	10,744,967	20	3,704,844	54	3,059,045
Total expenses	8,787,929	16	10,744,967	20	3,704,844	54	3,059,045
Net investment income (loss)	(5,010,561)	(16)	(8,178,278)	(20)	2,597,898	(54)	(298,594)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	20,113,110	—	5,117,709	—	—	—	—
Investments	21,949,765	13	44,091,377	1	(145,586)	—	15,182,234
Net change in unrealized appreciation
(depreciation) on investments	24,009,969	1,533	62,137,551	1,095	5,399,271	509	10,779,792
Net realized and unrealized gain (loss)	66,072,844	1,546	111,346,637	1,096	5,253,685	509	25,962,026

Net change in net assets
from operations	$61,062,283	$1,530	$103,168,359	$1,076	$7,851,583	$455	$25,663,432

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/PPM America Value Equity Fund - Class I		JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I	JNL/S&P Dividend Income & Growth Fund - Class A
Assets
Investments, at fair value^	$—		$6,613,163,114	$825,623	$1,019,413,787	$8,779	$3,380,007,757
Receivables:
Investments in Fund shares sold	—		4,958,390	10	754,244	—	2,366,025
Investment Division units sold	—		1,763,147	—	408,340	—	1,351,723
Total assets	—		6,619,884,651	825,633	1,020,576,371	8,779	3,383,725,505

Liabilities
Payables:
Investments in Fund shares purchased	—		1,763,147	—	408,340	—	1,351,723
Investment Division units redeemed	—		4,712,840	—	715,088	—	2,237,215
Insurance fees due to Jackson	—		245,550	10	39,156	—	128,810
Total liabilities	—		6,721,537	10	1,162,584	—	3,717,748
Net assets	$—		$6,613,163,114	$825,623	$1,019,413,787	$8,779	$3,380,007,757

^Investments in Funds, shares outstanding	—		324,015,831	40,432	60,463,451	517	211,382,599
^Investments in Funds, at cost	$—		$5,376,859,523	$790,244	$935,927,031	$8,660	$3,097,206,030

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/PPM America Value Equity Fund - Class I(a)	JNL/Red Rocks Listed Private Equity Fund - Class A(b)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)	JNL/S&P Dividend Income & Growth Fund - Class A
Investment Income
Dividends	$—	$16,612,614	$—	$—	$12,950,580	$—	$91,621,086
Expenses
Asset-based charges	—	4,170,562	89,588,567	326	13,898,800	2	48,844,726
Total expenses	—	4,170,562	89,588,567	326	13,898,800	2	48,844,726
Net investment income (loss)	—	12,442,052	(89,588,567)	(326)	(948,220)	(2)	42,776,360

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	3,697,409	—	—	7,278,695	—	193,533,121
Investments	—	24,890,506	181,339,070	11	(11,888,268)	—	86,030,865
Net change in unrealized appreciation
(depreciation) on investments	—	56,550,741	745,560,332	35,379	166,645,376	119	11,681,720
Net realized and unrealized gain (loss)	—	85,138,656	926,899,402	35,390	162,035,803	119	291,245,706

Net change in net assets
from operations	$—	$97,580,708	$837,310,835	$35,064	$161,087,583	$117	$334,022,066

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I
Assets
Investments, at fair value^	$201,792	$43,562,655	$—	$774,040,540	$—	$2,070,472,910	$54,341
Receivables:
Investments in Fund shares sold	2	4,579	—	656,887	—	1,103,880	1
Investment Division units sold	20,000	420,323	—	247,577	—	789,398	—
Total assets	221,794	43,987,557	—	774,945,004	—	2,072,366,188	54,342

Liabilities
Payables:
Investments in Fund shares purchased	20,000	420,323	—	247,577	—	789,398	—
Investment Division units redeemed	—	3,377	—	627,394	—	1,023,482	—
Insurance fees due to Jackson	2	1,202	—	29,493	—	80,398	1
Total liabilities	20,002	424,902	—	904,464	—	1,893,278	1
Net assets	$201,792	$43,562,655	$—	$774,040,540	$—	$2,070,472,910	$54,341

^Investments in Funds, shares outstanding	12,449	3,778,201	—	52,835,532	—	93,222,553	2,444
^Investments in Funds, at cost	$200,246	$39,033,304	$—	$754,033,402	$—	$1,457,428,224	$53,143

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I(a)
Investment Income
Dividends	$—	$3,750,960	$—	$19,289,487	$—	$—	$—
Expenses
Asset-based charges	34	356,710	—	10,655,240	—	26,988,006	35
Total expenses	34	356,710	—	10,655,240	—	26,988,006	35
Net investment income (loss)	(34)	3,394,250	—	8,634,247	—	(26,988,006)	(35)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2	956,049	—	(19,111,702)	—	74,930,007	—
Net change in unrealized appreciation
(depreciation) on investments	1,546	4,683,554	—	130,818,864	—	316,921,920	1,198
Net realized and unrealized gain (loss)	1,548	5,639,603	—	111,707,162	—	391,851,927	1,198

Net change in net assets
from operations	$1,514	$9,033,853	$—	$120,341,409	$—	$364,863,921	$1,163

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I	JNL/S&P Managed Moderate Growth Fund - Class A
Assets
Investments, at fair value^	$1,354,151,012	$—	$5,274,868,860	$244,644	$3,023,011,930	$112,092	$5,895,637,141
Receivables:
Investments in Fund shares sold	769,081	—	2,325,396	3	743,091	1	1,848,699
Investment Division units sold	253,989	—	1,332,521	—	220,710	—	683,232
Total assets	1,355,174,082	—	5,278,526,777	244,647	3,023,975,731	112,093	5,898,169,072

Liabilities
Payables:
Investments in Fund shares purchased	253,989	—	1,332,521	—	220,710	—	683,232
Investment Division units redeemed	715,425	—	2,120,162	—	625,331	—	1,619,621
Insurance fees due to Jackson	53,656	—	205,234	3	117,760	1	229,078
Total liabilities	1,023,070	—	3,657,917	3	963,801	1	2,531,931
Net assets	$1,354,151,012	$—	$5,274,868,860	$244,644	$3,023,011,930	$112,092	$5,895,637,141

^Investments in Funds, shares outstanding	100,905,441	—	279,685,517	12,965	195,917,818	7,260	336,125,265
^Investments in Funds, at cost	$1,201,408,320	$—	$3,723,503,524	$242,594	$2,437,267,192	$110,360	$4,406,175,482

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)	JNL/S&P Managed Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	20,454,632	—	71,296,053	73	43,165,563	92	82,265,253
Total expenses	20,454,632	—	71,296,053	73	43,165,563	92	82,265,253
Net investment income (loss)	(20,454,632)	—	(71,296,053)	(73)	(43,165,563)	(92)	(82,265,253)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	34,390,352	—	206,075,725	—	88,591,601	1	212,468,379
Net change in unrealized appreciation
(depreciation) on investments	59,214,491	—	744,292,210	2,050	231,317,901	1,732	642,411,372
Net realized and unrealized gain (loss)	93,604,843	—	950,367,935	2,050	319,909,502	1,733	854,879,751

Net change in net assets
from operations	$73,150,211	$—	$879,071,882	$1,977	$276,743,939	$1,641	$772,614,498

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Assets
Investments, at fair value^	$845,132	$290,522,755	$7,228	$491,374,529	$19,944	$46,171,024	$2,095,782,445
Receivables:
Investments in Fund shares sold	10	362,234	—	312,751	—	913,069	1,265,069
Investment Division units sold	—	184,643	—	205,496	—	100	2,986,539
Total assets	845,142	291,069,632	7,228	491,892,776	19,944	47,084,193	2,100,034,053

Liabilities
Payables:
Investments in Fund shares purchased	—	184,643	—	205,496	—	100	2,986,539
Investment Division units redeemed	—	351,722	—	294,135	—	911,755	1,196,568
Insurance fees due to Jackson	10	10,512	—	18,616	—	1,314	68,501
Total liabilities	10	546,877	—	518,247	—	913,169	4,251,608
Net assets	$845,132	$290,522,755	$7,228	$491,374,529	$19,944	$46,171,024	$2,095,782,445

^Investments in Funds, shares outstanding	48,128	22,661,681	563	34,898,759	1,402	4,640,304	146,455,796
^Investments in Funds, at cost	$831,572	$255,501,293	$6,530	$475,300,752	$18,654	$45,666,909	$1,926,274,676

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Investment Income
Dividends	$—	$5,183,301	$—	$10,328,943	$—	$376,023	$11,175,904
Expenses
Asset-based charges	430	3,775,513	5	7,157,800	9	483,148	15,056,343
Total expenses	430	3,775,513	5	7,157,800	9	483,148	15,056,343
Net investment income (loss)	(430)	1,407,788	(5)	3,171,143	(9)	(107,125)	(3,880,439)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	12,273,904	—	308,962	12,885,979
Investments	5	6,021,623	3	(2,365,195)	—	228,051	12,788,453
Net change in unrealized appreciation
(depreciation) on investments	13,560	20,371,395	698	31,660,318	1,290	(136,360)	131,138,443
Net realized and unrealized gain (loss)	13,565	26,393,018	701	41,569,027	1,290	400,653	156,812,875

Net change in net assets
from operations	$13,135	$27,800,806	$696	$44,740,170	$1,281	$293,528	$152,932,436

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Assets
Investments, at fair value^	$787,554	$5,403,324,860	$889,203	$4,606,566,954	$1,011,396	$936,682,070	$192,225
Receivables:
Investments in Fund shares sold	10	3,389,412	11	1,972,450	12	1,216,251	2
Investment Division units sold	97	5,761,503	—	3,046,786	10,000	255,555	10,000
Total assets	787,661	5,412,475,775	889,214	4,611,586,190	1,021,408	938,153,876	202,227

Liabilities
Payables:
Investments in Fund shares purchased	97	5,761,503	—	3,046,786	10,000	255,555	10,000
Investment Division units redeemed	—	3,186,152	—	1,795,917	—	1,181,472	—
Insurance fees due to Jackson	10	203,260	11	176,533	12	34,779	2
Total liabilities	107	9,150,915	11	5,019,236	10,012	1,471,806	10,002
Net assets	$787,554	$5,403,324,860	$889,203	$4,606,566,954	$1,011,396	$936,682,070	$192,225

^Investments in Funds, shares outstanding	54,997	122,858,683	19,647	97,452,231	20,519	95,579,803	19,436
^Investments in Funds, at cost	$781,286	$4,258,058,828	$883,472	$3,732,119,166	$1,000,015	$948,078,557	$192,380

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)
Investment Income
Dividends	$—	$2,541,429	$—	$—	$—	$13,447,979	$—
Expenses
Asset-based charges	362	61,451,689	336	57,369,112	402	13,018,647	99
Total expenses	362	61,451,689	336	57,369,112	402	13,018,647	99
Net investment income (loss)	(362)	(58,910,260)	(336)	(57,369,112)	(402)	429,332	(99)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	248,039,971	—	209,991,389	—	—	—
Investments	3	135,769,804	456	117,267,475	124	(1,940,638)	—
Net change in unrealized appreciation
(depreciation) on investments	6,268	836,223,417	5,731	542,491,357	11,381	(524,430)	(155)
Net realized and unrealized gain (loss)	6,271	1,220,033,192	6,187	869,750,221	11,505	(2,465,068)	(155)

Net change in net assets
from operations	$5,909	$1,161,122,932	$5,851	$812,381,109	$11,103	$(2,035,736)	$(254)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I	JNL/VanEck International Gold Fund - Class A
Assets
Investments, at fair value^	$1,950,172,150	$437,733	$147,953,900	$75,959	$23,511,725	$—	$56,368,898
Receivables:
Investments in Fund shares sold	900,716	5	9,700	1	42,734	—	163,167
Investment Division units sold	1,760,377	—	463,749	—	6,843	—	11,979
Total assets	1,952,833,243	437,738	148,427,349	75,960	23,561,302	—	56,544,044

Liabilities
Payables:
Investments in Fund shares purchased	1,760,377	—	463,749	—	6,843	—	11,979
Investment Division units redeemed	827,897	—	5,480	—	42,088	—	161,587
Insurance fees due to Jackson	72,819	5	4,220	1	646	—	1,580
Total liabilities	2,661,093	5	473,449	1	49,577	—	175,146
Net assets	$1,950,172,150	$437,733	$147,953,900	$75,959	$23,511,725	$—	$56,368,898

^Investments in Funds, shares outstanding	111,693,709	24,051	8,617,001	4,421	1,562,241	—	5,483,356
^Investments in Funds, at cost	$1,742,408,724	$437,004	$123,916,622	$76,107	$19,083,445	$—	$55,937,312

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A
Investment Income
Dividends	$27,536,587	$—	$1,966,572	$—	$147,232	$—	$2,538,977
Expenses
Asset-based charges	23,168,956	100	1,319,169	4	214,853	—	599,378
Total expenses	23,168,956	100	1,319,169	4	214,853	—	599,378
Net investment income (loss)	4,367,631	(100)	647,403	(4)	(67,621)	—	1,939,599

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	73,386,711	—	2,435,312	—	—	—	—
Investments	22,552,887	2	3,721,642	—	648,516	—	212,375
Net change in unrealized appreciation
(depreciation) on investments	168,079,409	729	11,023,430	(148)	2,680,885	—	3,549,891
Net realized and unrealized gain (loss)	264,019,007	731	17,180,384	(148)	3,329,401	—	3,762,266

Net change in net assets
from operations	$268,386,638	$631	$17,827,787	$(152)	$3,261,780	$—	$5,701,865

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$66,403,628	$112,775	$24,477,111	$280,425	$11,762,694	$15,233	$39,622,993
Receivables:
Investments in Fund shares sold	11,593	1	1,236	3	25,284	—	1,699
Investment Division units sold	2,711,134	—	240,906	69,863	198,412	—	724,599
Total assets	69,126,355	112,776	24,719,253	350,291	11,986,390	15,233	40,349,291

Liabilities
Payables:
Investments in Fund shares purchased	2,711,134	—	240,906	69,863	198,412	—	724,599
Investment Division units redeemed	9,231	—	349	—	24,887	—	356
Insurance fees due to Jackson	2,362	1	887	3	397	—	1,343
Total liabilities	2,722,727	1	242,142	69,866	223,696	—	726,298
Net assets	$66,403,628	$112,775	$24,477,111	$280,425	$11,762,694	$15,233	$39,622,993

^Investments in Funds, shares outstanding	6,148,484	10,423	2,294,012	26,232	1,170,417	1,514	3,777,216
^Investments in Funds, at cost	$64,058,992	$110,700	$23,879,687	$279,384	$11,738,015	$15,175	$38,844,038

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Capital Growth Fund - Class A(a)	JNL/Vanguard Capital Growth Fund - Class I(a)	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class I(a)	JNL/Vanguard Growth Allocation Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	141,715	32	34,075	41	18,518	13	55,357
Total expenses	141,715	32	34,075	41	18,518	13	55,357
Net investment income (loss)	(141,715)	(32)	(34,075)	(41)	(18,518)	(13)	(55,357)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	67,588	1	19,482	1,062	1,063	—	9,609
Net change in unrealized appreciation
(depreciation) on investments	2,344,636	2,075	597,424	1,041	24,679	58	778,955
Net realized and unrealized gain (loss)	2,412,224	2,076	616,906	2,103	25,742	58	788,564

Net change in net assets
from operations	$2,270,509	$2,044	$582,831	$2,062	$7,224	$45	$733,207

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Growth Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate Allocation Fund - Class A	JNL/Vanguard Moderate Allocation Fund - Class I
Assets
Investments, at fair value^	$801,408	$73,360,180	$208,805	$114,722,599	$188,784	$28,653,159	$135,297
Receivables:
Investments in Fund shares sold	10	166,411	2	53,495	2	71,222	2
Investment Division units sold	—	1,730,285	52,506	457,763	—	592,945	—
Total assets	801,418	75,256,876	261,313	115,233,857	188,786	29,317,326	135,299

Liabilities
Payables:
Investments in Fund shares purchased	—	1,730,285	52,506	457,763	—	592,945	—
Investment Division units redeemed	—	163,732	—	48,737	—	70,230	—
Insurance fees due to Jackson	10	2,679	2	4,758	2	992	2
Total liabilities	10	1,896,696	52,508	511,258	2	664,167	2
Net assets	$801,408	$73,360,180	$208,805	$114,722,599	$188,784	$28,653,159	$135,297

^Investments in Funds, shares outstanding	76,252	7,094,795	20,194	10,978,239	18,065	2,800,895	13,213
^Investments in Funds, at cost	$784,502	$72,244,713	$206,479	$111,533,158	$182,641	$28,355,930	$134,470

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Growth Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate Allocation Fund - Class A(a)	JNL/Vanguard Moderate Allocation Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	412	130,240	39	311,562	125	42,720	52
Total expenses	412	130,240	39	311,562	125	42,720	52
Net investment income (loss)	(412)	(130,240)	(39)	(311,562)	(125)	(42,720)	(52)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	4	15,296	—	29,858	2	4,348	—
Net change in unrealized appreciation
(depreciation) on investments	16,906	1,115,467	2,326	3,189,441	6,143	297,229	827
Net realized and unrealized gain (loss)	16,910	1,130,763	2,326	3,219,299	6,145	301,577	827

Net change in net assets
from operations	$16,498	$1,000,523	$2,287	$2,907,737	$6,020	$258,857	$775

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Moderate Growth Allocation Fund - Class A	JNL/Vanguard Moderate Growth Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
Assets
Investments, at fair value^	$45,148,961	$339,990	$52,017,854	$97,791	$47,661,113	$101,928	$31,124,258
Receivables:
Investments in Fund shares sold	1,817	4	2,856,709	1	73,322	1	59,613
Investment Division units sold	1,058,057	—	174,454	10,000	599,135	49	406,320
Total assets	46,208,835	339,994	55,049,017	107,792	48,333,570	101,978	31,590,191

Liabilities
Payables:
Investments in Fund shares purchased	1,058,057	—	174,454	10,000	599,135	49	406,320
Investment Division units redeemed	281	—	2,854,673	—	71,599	—	58,760
Insurance fees due to Jackson	1,536	4	2,036	1	1,723	1	853
Total liabilities	1,059,874	4	3,031,163	10,001	672,457	50	465,933
Net assets	$45,148,961	$339,990	$52,017,854	$97,791	$47,661,113	$101,928	$31,124,258

^Investments in Funds, shares outstanding	4,353,805	32,754	4,843,376	9,097	4,450,151	9,508	2,155,420
^Investments in Funds, at cost	$44,411,760	$333,444	$50,357,449	$97,387	$46,514,593	$100,977	$26,456,415

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Moderate Growth Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth Allocation Fund - Class I(a)	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)	JNL/WCM Focused International Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$81,689
Expenses
Asset-based charges	66,150	245	137,309	9	68,094	25	224,445
Total expenses	66,150	245	137,309	9	68,094	25	224,445
Net investment income (loss)	(66,150)	(245)	(137,309)	(9)	(68,094)	(25)	(142,756)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	20,641
Investments	6,611	2	(61,328)	—	15,786	1	607,076
Net change in unrealized appreciation
(depreciation) on investments	737,201	6,546	1,660,405	404	1,146,520	951	4,745,664
Net realized and unrealized gain (loss)	743,812	6,548	1,599,077	404	1,162,306	952	5,373,381

Net change in net assets
from operations	$677,662	$6,303	$1,461,768	$395	$1,094,212	$927	$5,230,625

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I
Assets
Investments, at fair value^	$26,374	$4,476,286	$4,661	$7,348,459,381	$1,108,819	$1,125,631,375	$882,968
Receivables:
Investments in Fund shares sold	—	163,713	—	3,797,618	14	1,412,764	11
Investment Division units sold	15,000	16,930	—	5,125,517	—	531,833	—
Total assets	41,374	4,656,929	4,661	7,357,382,516	1,108,833	1,127,575,972	882,979

Liabilities
Payables:
Investments in Fund shares purchased	15,000	16,930	—	5,125,517	—	531,833	—
Investment Division units redeemed	—	163,584	—	3,528,668	—	1,370,603	—
Insurance fees due to Jackson	—	129	—	268,950	14	42,161	11
Total liabilities	15,000	180,643	—	8,923,135	14	1,944,597	11
Net assets	$26,374	$4,476,286	$4,661	$7,348,459,381	$1,108,819	$1,125,631,375	$882,968

^Investments in Funds, shares outstanding	1,824	447,629	465	305,930,865	44,801	1,125,631,375	882,968
^Investments in Funds, at cost	$26,039	$4,371,778	$4,599	$6,398,719,682	$1,097,642	$1,125,631,375	$882,968

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I(a)
Investment Income
Dividends	$—	$101,863	$—	$95,863,175	$—	$1,517,299	$721
Expenses
Asset-based charges	8	40,829	1	90,949,656	330	17,711,180	323
Total expenses	8	40,829	1	90,949,656	330	17,711,180	323
Net investment income (loss)	(8)	61,034	(1)	4,913,519	(330)	(16,193,881)	398

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	151,631,591	—	—	—
Investments	—	35,456	—	112,440,727	17	—	—
Net change in unrealized appreciation
(depreciation) on investments	335	69,558	62	438,190,678	11,177	—	—
Net realized and unrealized gain (loss)	335	105,014	62	702,262,996	11,194	—	—

Net change in net assets
from operations	$327	$166,048	$61	$707,176,515	$10,864	$(16,193,881)	$398

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments, at fair value^	$784,224,180	$101,843
Receivables:
Investments in Fund shares sold	470,018	1
Investment Division units sold	5,042,211	—
Total assets	789,736,409	101,844

Liabilities
Payables:
Investments in Fund shares purchased	5,042,211	—
Investment Division units redeemed	439,687	—
Insurance fees due to Jackson	30,331	1
Total liabilities	5,512,229	1
Net assets	$784,224,180	$101,843

^Investments in Funds, shares outstanding	32,035,301	4,051
^Investments in Funds, at cost	$686,798,004	$100,052

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)
Investment Income
Dividends	$12,311,432	$—
Expenses
Asset-based charges	10,543,323	28
Total expenses	10,543,323	28
Net investment income (loss)	1,768,109	(28)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	41,075,456	—
Investments	20,187,840	148
Net change in unrealized appreciation
(depreciation) on investments	31,439,568	1,791
Net realized and unrealized gain (loss)	92,702,864	1,939

Net change in net assets
from operations	$94,470,973	$1,911

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JG - Equity 100 Fund(a)	JG - Fixed Income 100 Fund(a)	JG - Growth Fund(a)	JG - Maximum Growth Fund(a)	JG - Moderate Growth Fund(a)	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(b)
Operations
Net investment income (loss)	$(604,756)	$(496,875)	$(2,037,982)	$(1,711,301)	$(6,167,169)	$(14,652,818)	$(133)
Net realized gain (loss) on investments	11,789,623	2,920,660	38,757,399	35,229,831	95,594,659	22,644,671	2
Net change in unrealized appreciation
(depreciation) on investments	544,179	(307,647)	(7,368,767)	(4,361,095)	(15,521,985)	178,976,269	5,897
Net change in net assets
from operations	11,729,046	2,116,138	29,350,650	29,157,435	73,905,505	186,968,122	5,766

Contract transactions[1]
Purchase payments	3,652,108	5,717,655	19,599,767	8,756,600	26,713,013	87,923,011	259,833
Surrenders and terminations	(2,970,191)	(3,075,051)	(7,897,940)	(8,241,104)	(31,657,692)	(52,529,883)	—
Transfers between Investment Divisions	(88,479,746)	(70,657,670)	(300,522,272)	(248,425,666)	(870,023,307)	393,584,503	165
Contract owner charges	(39,073)	(30,552)	(194,715)	(192,423)	(479,146)	(12,872,917)	—
Net change in net assets
from contract transaction	(87,836,902)	(68,045,618)	(289,015,160)	(248,102,593)	(875,447,132)	416,104,714	259,998

Net change in net assets	(76,107,856)	(65,929,480)	(259,664,510)	(218,945,158)	(801,541,627)	603,072,836	265,764

Net assets beginning of year	76,107,856	65,929,480	259,664,510	218,945,158	801,541,627	833,490,775	—

Net assets end of year	$—	$—	$—	$—	$—	$1,436,563,611	$265,764

[1]Contract unit transactions
Units outstanding at beginning of year	5,493,498	6,711,541	22,486,061	16,942,099	65,961,127	68,989,571	—
Units issued	634,007	914,840	2,108,824	1,425,044	3,777,691	41,015,310	20,517
Units redeemed	(6,127,505)	(7,626,381)	(24,594,885)	(18,367,143)	(69,738,818)	(11,857,365)	—
Units outstanding at end of year	—	—	—	—	—	98,147,516	20,517
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,641,641	$9,191,673	$25,696,461	$19,777,917	$48,243,628	$575,812,969	$259,998
Proceeds from sales	$98,083,299	$77,734,166	$316,749,603	$269,591,811	$929,857,929	$174,361,072	$133

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Alt 65 Fund - Class A(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(b)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(b)	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A
Operations
Net investment income (loss)	$(5,057,379)	$(1,788,416)	$(4)	$(27,081,339)	$(200)	$(3,452,185)	$(26,357,408)
Net realized gain (loss) on investments	6,326,676	1,729,838	—	42,930,700	2	(2,129,718)	20,769,036
Net change in unrealized appreciation
(depreciation) on investments	25,416,744	10,332,726	50	289,176,208	9,769	18,548,077	231,074,250
Net change in net assets
from operations	26,686,041	10,274,148	46	305,025,569	9,571	12,966,174	225,485,878

Contract transactions[1]
Purchase payments	4,272,511	25,746,480	5,268	132,824,183	606,497	11,851,671	31,569,760
Surrenders and terminations	(30,022,735)	(12,175,447)	—	(114,155,640)	—	(24,019,624)	(118,254,424)
Transfers between Investment Divisions	(525,740,016)	77,139,289	848	317,019,088	4,992	(52,026,713)	1,610,183,658
Contract owner charges	(4,024,750)	(99,654)	—	(24,669,801)	—	(329,456)	(26,306,399)
Net change in net assets
from contract transaction	(555,514,990)	90,610,668	6,116	311,017,830	611,489	(64,524,122)	1,497,192,595

Net change in net assets	(528,828,949)	100,884,816	6,162	616,043,399	621,060	(51,557,948)	1,722,678,473

Net assets beginning of year	528,828,949	136,743,948	—	1,731,173,686	—	366,873,846	1,429,520,271

Net assets end of year	$—	$237,628,764	$6,162	$2,347,217,085	$621,060	$315,315,898	$3,152,198,744

[1]Contract unit transactions
Units outstanding at beginning of year	30,672,704	12,640,186	—	133,728,794	—	36,086,330	84,713,463
Units issued	1,408,213	11,169,425	520	40,754,235	45,823	2,035,720	98,127,199
Units redeemed	(32,080,917)	(3,227,784)	—	(20,617,180)	(1)	(8,291,421)	(17,183,303)
Units outstanding at end of year	—	20,581,827	520	153,865,849	45,822	29,830,629	165,657,359
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$25,241,102	$126,995,679	$6,116	$600,342,732	$611,497	$21,092,595	$1,806,701,267
Proceeds from sales	$585,813,471	$38,173,428	$4	$316,406,240	$208	$89,068,903	$335,866,081

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 35 Fund - Class A(b)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL Interest Rate Opportunities Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(24)	$(18,057,212)	$(35,694,932)	$(17)	$(391,360)	$(4,416,285)	$(94)
Net realized gain (loss) on investments	—	146,884,342	23,069,038	—	45,256	4,701,736	—
Net change in unrealized appreciation
(depreciation) on investments	1,136	1,251,436	229,749,574	464	1,484,048	37,128,840	1,516
Net change in net assets
from operations	1,112	130,078,566	217,123,680	447	1,137,944	37,414,291	1,422

Contract transactions[1]
Purchase payments	112,372	21,917,588	58,372,767	113,647	2,337,603	36,147,064	547,465
Surrenders and terminations	—	(84,331,056)	(163,039,770)	—	(3,040,922)	(32,969,238)	(54)
Transfers between Investment Divisions	(1)	(1,845,687,334)	234,185,416	772	(936,924)	(9,895,921)	2,348
Contract owner charges	—	(18,208,710)	(34,914,097)	—	(29,757)	(418,916)	—
Net change in net assets
from contract transaction	112,371	(1,926,309,512)	94,604,316	114,419	(1,670,000)	(7,137,011)	549,759

Net change in net assets	113,483	(1,796,230,946)	311,727,996	114,866	(532,056)	30,277,280	551,181

Net assets beginning of year	—	1,796,230,946	2,464,155,117	—	37,744,344	413,769,071	—

Net assets end of year	$113,483	$—	$2,775,883,113	$114,866	$37,212,288	$444,046,351	$551,181

[1]Contract unit transactions
Units outstanding at beginning of year	—	104,963,502	145,766,621	—	3,926,855	34,266,532	—
Units issued	6,657	3,138,867	35,285,156	6,709	569,664	4,774,888	41,939
Units redeemed	—	(108,102,369)	(30,721,337)	—	(742,620)	(5,384,762)	(4)
Units outstanding at end of year	6,657	—	150,330,440	6,709	3,753,899	33,656,658	41,935
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$112,372	$56,161,618	$636,425,030	$114,421	$5,597,471	$60,905,870	$549,813
Proceeds from sales	$25	$2,000,528,342	$577,515,646	$19	$7,658,831	$72,459,165	$148

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(a)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(a)
Operations
Net investment income (loss)	$(22,070,271)	$—	$(45,721)	$(378,663)	$(11)	$(14,887,659)	$(28)
Net realized gain (loss) on investments	27,196,669	—	88,509	537,063	—	(2,487,650)	459
Net change in unrealized appreciation
(depreciation) on investments	188,918,605	—	488,128	4,306,990	688	253,860,846	531
Net change in net assets
from operations	194,045,003	—	530,916	4,465,390	677	236,485,537	962

Contract transactions[1]
Purchase payments	88,341,313	—	2,343,220	20,323,596	34,464	60,243,168	65,506
Surrenders and terminations	(103,702,575)	—	(331,976)	(1,325,267)	—	(64,672,160)	—
Transfers between Investment Divisions	838,566,103	—	719,315	23,640,636	—	60,936,949	787
Contract owner charges	(18,115,938)	—	(8,765)	(338,301)	—	(12,889,051)	—
Net change in net assets
from contract transaction	805,088,903	—	2,721,794	42,300,664	34,464	43,618,906	66,293

Net change in net assets	999,133,906	—	3,252,710	46,766,054	35,141	280,104,443	67,255

Net assets beginning of year	1,326,898,624	—	8,634,713	9,406,814	—	914,390,622	—

Net assets end of year	$2,326,032,530	$—	$11,887,423	$56,172,868	$35,141	$1,194,495,065	$67,255

[1]Contract unit transactions
Units outstanding at beginning of year	99,540,099	—	903,252	884,768	—	23,662,793	—
Units issued	68,337,482	—	581,768	4,572,328	2,846	5,462,615	1,562
Units redeemed	(15,846,390)	—	(304,484)	(843,990)	—	(4,600,402)	(583)
Units outstanding at end of year	152,031,191	—	1,180,536	4,613,106	2,846	24,525,006	979
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,031,719,870	$—	$5,775,400	$52,065,278	$34,464	$241,730,062	$106,132
Proceeds from sales	$248,701,239	$—	$3,099,328	$10,036,882	$11	$212,998,815	$39,867

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I(a)	JNL Real Assets Fund - Class A	JNL S&P 500 Index Fund - Class I(a)	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Growth Fund - Class I(a)	JNL Tactical ETF Moderate Fund - Class A
Operations
Net investment income (loss)	$(4,909,518)	$(21)	$(123,728)	$(190)	$483,356	$(2)	$483,077
Net realized gain (loss) on investments	38,362,136	319	(45,916)	157	2,211,110	—	1,171,562
Net change in unrealized appreciation
(depreciation) on investments	22,878,199	1,073	779,321	7,816	27,437,246	95	9,116,418
Net change in net assets
from operations	56,330,817	1,371	609,677	7,783	30,131,712	93	10,771,057

Contract transactions[1]
Purchase payments	42,624,759	53,620	1,107,069	568,575	19,211,021	26,700	14,504,461
Surrenders and terminations	(37,415,953)	—	(544,648)	—	(8,588,905)	—	(7,240,034)
Transfers between Investment Divisions	(41,603,445)	(6)	(2,659,829)	151,663	(1,265,767)	—	1,503,339
Contract owner charges	(6,927,345)	—	(7,760)	—	(95,893)	—	(47,720)
Net change in net assets
from contract transaction	(43,321,984)	53,614	(2,105,168)	720,238	9,260,456	26,700	8,720,046

Net change in net assets	13,008,833	54,985	(1,495,491)	728,021	39,392,168	26,793	19,491,103

Net assets beginning of year	629,858,586	—	13,156,219	—	159,685,032	—	102,351,539

Net assets end of year	$642,867,419	$54,985	$11,660,728	$728,021	$199,077,200	$26,793	$121,842,642

[1]Contract unit transactions
Units outstanding at beginning of year	31,109,316	—	1,408,390	—	11,759,236	—	8,798,091
Units issued	5,475,292	3,529	272,019	72,568	2,280,994	1,863	2,348,821
Units redeemed	(7,694,842)	(1,501)	(494,681)	(4,702)	(1,633,308)	—	(1,660,026)
Units outstanding at end of year	28,889,766	2,028	1,185,728	67,866	12,406,922	1,863	9,486,886
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$146,537,137	$93,312	$2,609,603	$769,131	$35,764,121	$26,700	$30,641,591
Proceeds from sales	$166,731,566	$39,719	$4,838,500	$49,084	$26,020,309	$2	$21,438,468

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Tactical ETF Moderate Fund - Class I(a)	JNL Tactical ETF Moderate Growth Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class I(a)	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A
Operations
Net investment income (loss)	$—	$995,810	$(3)	$391,610	$(1,184,654)	$(91)	$(41,550,917)
Net realized gain (loss) on investments	—	2,978,217	—	523,136	14,263,112	1	123,015,296
Net change in unrealized appreciation
(depreciation) on investments	—	28,981,406	11	3,576,373	58,241,054	2,750	335,274,777
Net change in net assets
from operations	—	32,955,433	8	4,491,119	71,319,512	2,660	416,739,156

Contract transactions[1]
Purchase payments	—	27,494,671	77,262	3,096,597	159,691,934	424,715	289,255,633
Surrenders and terminations	—	(14,911,192)	—	(1,898,808)	(41,952,278)	(41)	(165,400,338)
Transfers between Investment Divisions	—	(6,484,165)	3	(4,362,829)	105,436,684	3,294	(12,367,320)
Contract owner charges	—	(140,055)	—	(26,379)	(5,877,368)	(12)	(37,450,038)
Net change in net assets
from contract transaction	—	5,959,259	77,265	(3,191,419)	217,298,972	427,956	74,037,937

Net change in net assets	—	38,914,692	77,273	1,299,700	288,618,484	430,616	490,777,093

Net assets beginning of year	—	224,102,370	—	32,915,503	434,844,247	—	2,709,921,993

Net assets end of year	$—	$263,017,062	$77,273	$34,215,203	$723,462,731	$430,616	$3,200,699,086

[1]Contract unit transactions
Units outstanding at beginning of year	—	17,579,722	—	3,221,532	30,931,627	—	146,918,350
Units issued	—	3,358,464	5,692	458,423	19,909,545	19,935	30,836,471
Units redeemed	—	(2,930,710)	—	(761,687)	(6,457,927)	(4)	(27,105,536)
Units outstanding at end of year	—	18,007,476	5,692	2,918,268	44,383,245	19,931	150,649,285
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$49,168,126	$77,265	$5,769,603	$329,678,633	$428,032	$599,533,584
Proceeds from sales	$—	$42,213,058	$3	$8,569,413	$104,468,187	$168	$567,046,565

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I(a)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(a)	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I(a)
Operations
Net investment income (loss)	$(23)	$(5,128,463)	$(59)	$(417,693)	$(53)	$(6,718,353)	$(100)
Net realized gain (loss) on investments	1	(1,408,231)	—	9,522,138	—	92,787,344	—
Net change in unrealized appreciation
(depreciation) on investments	2,257	28,849,753	979	20,918,776	2,201	31,206,090	1,650
Net change in net assets
from operations	2,235	22,313,059	920	30,023,221	2,148	117,275,081	1,550

Contract transactions[1]
Purchase payments	144,106	34,009,312	153,603	22,998,060	254,772	61,243,415	214,626
Surrenders and terminations	—	(33,523,343)	—	(5,220,426)	—	(26,538,295)	(28)
Transfers between Investment Divisions	(344)	30,519,142	833	24,449,996	(51)	32,669,467	9,005
Contract owner charges	—	(5,957,107)	—	(77,006)	—	(7,143,538)	—
Net change in net assets
from contract transaction	143,762	25,048,004	154,436	42,150,624	254,721	60,231,049	223,603

Net change in net assets	145,997	47,361,063	155,356	72,173,845	256,869	177,506,130	225,153

Net assets beginning of year	—	445,048,060	—	85,586,114	—	465,842,540	—

Net assets end of year	$145,997	$492,409,123	$155,356	$157,759,959	$256,869	$643,348,670	$225,153

[1]Contract unit transactions
Units outstanding at beginning of year	—	44,159,311	—	7,364,434	—	36,468,855	—
Units issued	6,083	11,657,197	12,916	4,759,948	17,602	10,138,560	12,597
Units redeemed	—	(9,376,826)	—	(1,663,538)	—	(5,979,492)	(2)
Units outstanding at end of year	6,083	46,439,682	12,916	10,460,844	17,602	40,627,923	12,595
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$143,762	$123,727,632	$154,436	$72,467,843	$254,720	$231,338,118	$223,631
Proceeds from sales	$23	$103,808,091	$59	$24,187,853	$53	$93,432,475	$127

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)	JNL/American Funds International Fund - Class A
Operations
Net investment income (loss)	$(22,670,865)	$(65)	$(2,959,418)	$(76)	$(63,187,475)	$(610)	$(9,605,080)
Net realized gain (loss) on investments	30,169,669	—	8,484,492	1	128,684,903	13	107,057,244
Net change in unrealized appreciation
(depreciation) on investments	269,997,412	2,106	59,925,663	3,046	793,295,103	29,571	264,990,737
Net change in net assets
from operations	277,496,216	2,041	65,450,737	2,971	858,792,531	28,974	362,442,901

Contract transactions[1]
Purchase payments	299,513,599	247,771	47,123,628	470,653	837,302,639	950,223	207,977,060
Surrenders and terminations	(72,007,747)	—	(13,410,607)	—	(222,157,369)	—	(68,617,385)
Transfers between Investment Divisions	211,684,101	17,657	32,440,626	(195)	299,611,684	9,386	397,353,428
Contract owner charges	(20,965,276)	—	(163,709)	—	(54,330,672)	(38)	(16,615,783)
Net change in net assets
from contract transaction	418,224,677	265,428	65,989,938	470,458	860,426,282	959,571	520,097,320

Net change in net assets	695,720,893	267,469	131,440,675	473,429	1,719,218,813	988,545	882,540,221

Net assets beginning of year	1,298,868,379	—	214,677,331	—	3,816,910,553	—	1,038,030,928

Net assets end of year	$1,994,589,272	$267,469	$346,118,006	$473,429	$5,536,129,366	$988,545	$1,920,571,149

[1]Contract unit transactions
Units outstanding at beginning of year	97,906,269	—	13,030,642	—	213,016,158	—	90,574,479
Units issued	42,051,132	16,378	5,674,607	22,046	71,525,722	40,753	52,518,730
Units redeemed	(13,746,952)	—	(2,111,094)	—	(28,015,215)	(2)	(14,265,207)
Units outstanding at end of year	126,210,449	16,378	16,594,155	22,046	256,526,665	40,751	128,828,002
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$618,838,249	$265,434	$106,279,121	$470,458	$1,413,618,820	$959,609	$805,406,676
Proceeds from sales	$223,284,436	$72	$43,248,601	$76	$616,380,012	$648	$212,900,230

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)
Operations
Net investment income (loss)	$(84)	$(26,432,825)	$(54)	$(11,921,921)	$(42)	$(2,706,940)	$(2)
Net realized gain (loss) on investments	640	35,177,577	—	12,874,085	—	4,217,093	—
Net change in unrealized appreciation
(depreciation) on investments	2,834	235,905,059	1,560	252,773,717	2,413	64,783,008	137
Net change in net assets
from operations	3,390	244,649,811	1,506	253,725,881	2,371	66,293,161	135

Contract transactions[1]
Purchase payments	191,116	229,395,478	566,000	111,655,092	207,949	20,789,584	5,400
Surrenders and terminations	—	(109,084,903)	—	(53,155,207)	—	(20,528,918)	—
Transfers between Investment Divisions	102	137,936,415	—	183,137,954	7,773	(6,791,667)	—
Contract owner charges	—	(23,475,310)	—	(14,134,063)	(16)	(4,109,089)	—
Net change in net assets
from contract transaction	191,218	234,771,680	566,000	227,503,776	215,706	(10,640,090)	5,400

Net change in net assets	194,608	479,421,491	567,506	481,229,657	218,077	55,653,071	5,535

Net assets beginning of year	—	1,618,553,220	—	861,365,303	—	315,243,570	—

Net assets end of year	$194,608	$2,097,974,711	$567,506	$1,342,594,960	$218,077	$370,896,641	$5,535

[1]Contract unit transactions
Units outstanding at beginning of year	—	128,864,326	—	80,462,456	—	22,799,413	—
Units issued	13,970	37,537,318	38,107	30,310,310	14,160	4,548,538	277
Units redeemed	(2,382)	(20,235,255)	—	(12,209,820)	(1)	(5,257,449)	—
Units outstanding at end of year	11,588	146,166,389	38,107	98,562,946	14,159	22,090,502	277
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$231,049	$507,726,607	$566,000	$381,525,788	$215,722	$71,271,147	$5,400
Proceeds from sales	$39,915	$299,387,751	$54	$165,943,932	$58	$84,618,178	$2

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Operations
Net investment income (loss)	$(1,688,413)	$685,568	$8,021,501	$(74)	$201,930	$(3,819,086)	$(23,501,951)
Net realized gain (loss) on investments	(12,556,152)	(3,299,975)	24,818,073	1	(613,716)	(28,473,562)	94,245,931
Net change in unrealized appreciation
(depreciation) on investments	10,004,649	5,834,300	392,996,270	2,247	1,529,962	(11,216,046)	377,612,995
Net change in net assets
from operations	(4,239,916)	3,219,893	425,835,844	2,174	1,118,176	(43,508,694)	448,356,975

Contract transactions[1]
Purchase payments	8,834,145	2,483,170	257,290,739	245,720	2,654,314	43,129,899	123,247,477
Surrenders and terminations	(19,738,406)	(2,250,058)	(193,814,452)	—	(4,390,253)	(51,536,441)	(116,564,545)
Transfers between Investment Divisions	(24,344,666)	(4,888,265)	(134,679,649)	17	(5,997,565)	(71,800,488)	69,339,268
Contract owner charges	(319,301)	(16,859)	(45,270,752)	—	(36,029)	(9,726,062)	(19,774,498)
Net change in net assets
from contract transaction	(35,568,228)	(4,672,012)	(116,474,114)	245,737	(7,769,533)	(89,933,092)	56,247,702

Net change in net assets	(39,808,144)	(1,452,119)	309,361,730	247,911	(6,651,357)	(133,441,786)	504,604,677

Net assets beginning of year	185,285,046	32,115,715	3,534,757,397	—	55,402,908	947,422,145	1,379,406,158

Net assets end of year	$145,476,902	$30,663,596	$3,844,119,127	$247,911	$48,751,551	$813,980,359	$1,884,010,835

[1]Contract unit transactions
Units outstanding at beginning of year	18,002,503	3,113,913	295,537,002	—	5,555,623	107,967,876	32,553,551
Units issued	2,293,465	635,376	33,015,966	16,498	598,876	17,788,008	8,598,249
Units redeemed	(5,838,694)	(1,065,602)	(42,694,108)	—	(1,370,228)	(29,117,131)	(7,555,647)
Units outstanding at end of year	14,457,274	2,683,687	285,858,860	16,498	4,784,271	96,638,753	33,596,153
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$22,929,195	$9,081,594	$483,763,488	$245,738	$6,788,554	$149,909,927	$452,839,859
Proceeds from sales	$60,185,835	$11,877,829	$592,216,100	$74	$14,356,157	$243,662,104	$391,937,897

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class I(a)	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I(a)	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class I(a)	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I(a)
Operations
Net investment income (loss)	$(95)	$(356,334)	$(1)	$4,451,478	$(16)	$(1,711,688)	$(116)
Net realized gain (loss) on investments	2	300,978	—	(2,499,573)	—	8,504,554	3
Net change in unrealized appreciation
(depreciation) on investments	3,814	2,283,558	23	65,036,038	189	105,612,872	6,750
Net change in net assets
from operations	3,721	2,228,202	22	66,987,943	173	112,405,738	6,637

Contract transactions[1]
Purchase payments	159,002	6,905,429	4,200	72,467,961	76,649	24,810,039	147,418
Surrenders and terminations	—	(1,452,556)	—	(46,401,639)	—	(30,930,163)	—
Transfers between Investment Divisions	—	(3,254,168)	—	35,948,245	(11)	(23,431,792)	22,161
Contract owner charges	—	(13,255)	—	(9,740,623)	—	(5,549,030)	—
Net change in net assets
from contract transaction	159,002	2,185,450	4,200	52,273,944	76,638	(35,100,946)	169,579

Net change in net assets	162,723	4,413,652	4,222	119,261,887	76,811	77,304,792	176,216

Net assets beginning of year	—	32,091,097	—	764,545,453	—	422,224,194	—

Net assets end of year	$162,723	$36,504,749	$4,222	$883,807,340	$76,811	$499,528,986	$176,216

[1]Contract unit transactions
Units outstanding at beginning of year	—	3,083,798	—	54,781,972	—	32,999,085	—
Units issued	1,988	1,208,154	381	16,669,061	4,628	8,031,225	7,854
Units redeemed	—	(1,002,820)	—	(13,097,907)	(1)	(10,492,597)	—
Units outstanding at end of year	1,988	3,289,132	381	58,353,126	4,627	30,537,713	7,854
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$159,003	$12,893,386	$4,200	$263,939,731	$76,649	$123,839,349	$169,578
Proceeds from sales	$95	$11,064,270	$1	$207,214,310	$27	$160,651,982	$116

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/ClearBridge Large Cap Growth Fund - Class I(a)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(a)	JNL/DFA Growth Allocation Fund - Class A(b)	JNL/DFA Growth Allocation Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A(b)
Operations
Net investment income (loss)	$(34,697)	$(1)	$614,430	$(59)	$1,885,864	$2,313	$1,061,463
Net realized gain (loss) on investments	11,192	—	1,235,494	—	155,842	39	111,782
Net change in unrealized appreciation
(depreciation) on investments	645,507	(88)	(458,873)	(10)	2,040,552	(1,364)	1,053,363
Net change in net assets
from operations	622,002	(89)	1,391,051	(69)	4,082,258	988	2,226,608

Contract transactions[1]
Purchase payments	6,834,371	24,000	16,079,988	84,761	35,104,721	70,176	31,557,317
Surrenders and terminations	(83,969)	—	(4,722,658)	(30)	(860,995)	(1)	(869,306)
Transfers between Investment Divisions	14,715,105	—	23,493,003	(16)	39,878,866	5,000	26,039,898
Contract owner charges	(23,618)	—	(501,973)	—	(272,369)	—	(185,966)
Net change in net assets
from contract transaction	21,441,889	24,000	34,348,360	84,715	73,850,223	75,175	56,541,943

Net change in net assets	22,063,891	23,911	35,739,411	84,646	77,932,481	76,163	58,768,551

Net assets beginning of year	—	—	25,679,012	—	—	—	—

Net assets end of year	$22,063,891	$23,911	$61,418,423	$84,646	$77,932,481	$76,163	$58,768,551

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	2,456,352	—	—	—	—
Units issued	2,163,375	2,206	10,326,861	7,851	7,398,201	6,789	5,697,022
Units redeemed	(122,584)	—	(7,098,087)	(4)	(321,485)	—	(253,575)
Units outstanding at end of year	2,040,791	2,206	5,685,126	7,847	7,076,716	6,789	5,443,447
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$22,726,471	$24,000	$111,463,154	$84,761	$79,539,599	$77,542	$60,538,434
Proceeds from sales	$1,319,279	$1	$76,216,106	$105	$3,765,346	$14	$2,893,222

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class I(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(a)	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)
Operations
Net investment income (loss)	$1,651	$(4,342,581)	$(47)	$(462,493)	$(9)	$(31,731,103)	$(81)
Net realized gain (loss) on investments	52	48,283,092	1	974,659	—	(723,333)	—
Net change in unrealized appreciation
(depreciation) on investments	(555)	120,316,979	2,113	4,630,838	274	146,138,164	500
Net change in net assets
from operations	1,148	164,257,490	2,067	5,143,004	265	113,683,728	419

Contract transactions[1]
Purchase payments	170,442	93,519,776	124,067	7,866,802	54,000	164,181,423	156,460
Surrenders and terminations	—	(55,588,878)	—	(2,194,407)	—	(258,029,375)	—
Transfers between Investment Divisions	2,335	38,582,056	7	(1,683,429)	—	16,917,951	18,093
Contract owner charges	—	(10,345,133)	—	(25,203)	—	(33,303,728)	(38)
Net change in net assets
from contract transaction	172,777	66,167,821	124,074	3,963,763	54,000	(110,233,729)	174,515

Net change in net assets	173,925	230,425,311	126,141	9,106,767	54,265	3,449,999	174,934

Net assets beginning of year	—	827,642,156	—	53,986,591	—	2,956,841,830	—

Net assets end of year	$173,925	$1,058,067,467	$126,141	$63,093,358	$54,265	$2,960,291,829	$174,934

[1]Contract unit transactions
Units outstanding at beginning of year	—	28,484,790	—	3,155,770	—	148,501,152	—
Units issued	15,836	8,197,596	2,615	1,159,444	5,257	22,172,416	6,114
Units redeemed	—	(6,144,507)	—	(933,750)	—	(28,386,503)	(1)
Units outstanding at end of year	15,836	30,537,879	2,615	3,381,464	5,257	142,287,065	6,113
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$174,497	$285,311,482	$124,074	$22,069,501	$54,000	$471,278,782	$174,556
Proceeds from sales	$18	$205,430,233	$47	$16,748,032	$9	$613,243,615	$122

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Operations
Net investment income (loss)	$(21,916)	$(55)	$(4,096,967)	$(87)	$10,816,438	$(116)	$1,140,465
Net realized gain (loss) on investments	140,773	—	24,840,814	1	872,874	2	(31,105)
Net change in unrealized appreciation
(depreciation) on investments	209,152	(105)	30,468,856	2,614	7,509,205	238	475,092
Net change in net assets
from operations	328,009	(160)	51,212,703	2,528	19,198,517	124	1,584,452

Contract transactions[1]
Purchase payments	2,907,600	77,665	102,995,096	340,933	111,781,559	176,422	4,615,895
Surrenders and terminations	(479,034)	—	(14,178,235)	—	(47,848,517)	(3,522)	(2,915,356)
Transfers between Investment Divisions	4,924,111	—	420,284,997	9,183	4,227,179	—	3,366,371
Contract owner charges	(3,283)	—	(2,304,974)	—	(6,286,755)	—	(15,480)
Net change in net assets
from contract transaction	7,349,394	77,665	506,796,884	350,116	61,873,466	172,900	5,051,430

Net change in net assets	7,677,403	77,505	558,009,587	352,644	81,071,983	173,024	6,635,882

Net assets beginning of year	3,341,968	—	82,509,545	—	707,919,269	—	35,922,935

Net assets end of year	$11,019,371	$77,505	$640,519,132	$352,644	$788,991,252	$173,024	$42,558,817

[1]Contract unit transactions
Units outstanding at beginning of year	320,857	—	6,398,156	—	66,861,682	—	3,447,382
Units issued	951,483	6,972	39,373,660	23,584	25,256,927	16,296	1,431,766
Units redeemed	(276,090)	—	(4,221,958)	—	(19,634,337)	(331)	(956,265)
Units outstanding at end of year	996,250	6,972	41,549,858	23,584	72,484,272	15,965	3,922,883
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$10,487,870	$77,665	$589,666,624	$350,116	$292,860,594	$176,480	$16,786,863
Proceeds from sales	$3,099,825	$55	$65,614,619	$87	$220,170,690	$3,696	$10,594,968

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(9)	$1,256,039	$—	$888,721	$(2)	$(9,118,008)	$(1)
Net realized gain (loss) on investments	—	331,854	—	3,508,636	—	9,818,119	—
Net change in unrealized appreciation
(depreciation) on investments	50	3,084,750	—	7,871,568	124	171,948,954	50
Net change in net assets
from operations	41	4,672,643	—	12,268,925	122	172,649,065	49

Contract transactions[1]
Purchase payments	19,895	2,480,134	—	10,303,468	7,400	50,939,311	2,700
Surrenders and terminations	(18)	(1,904,540)	—	(7,646,688)	—	(122,592,239)	—
Transfers between Investment Divisions	(19)	(4,727,163)	—	5,265,377	—	(140,948,268)	480
Contract owner charges	—	(27,487)	—	(107,837)	—	(24,149,937)	—
Net change in net assets
from contract transaction	19,858	(4,179,056)	—	7,814,320	7,400	(236,751,133)	3,180

Net change in net assets	19,899	493,587	—	20,083,245	7,522	(64,102,068)	3,229

Net assets beginning of year	—	31,716,035	—	116,057,876	—	1,921,674,656	—

Net assets end of year	$19,899	$32,209,622	$—	$136,141,121	$7,522	$1,857,572,588	$3,229

[1]Contract unit transactions
Units outstanding at beginning of year	—	2,339,129	—	9,255,036	—	153,777,181	—
Units issued	2,031	348,228	—	2,320,204	602	10,757,129	207
Units redeemed	(4)	(634,576)	—	(1,732,626)	—	(28,987,186)	—
Units outstanding at end of year	2,027	2,052,781	—	9,842,614	602	135,547,124	207
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$19,895	$6,649,017	$—	$35,304,245	$7,400	$176,479,789	$3,180
Proceeds from sales	$46	$9,572,034	$—	$24,018,192	$2	$405,601,306	$1

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$(19,865,960)	$(1)	$1,243,212	$(17)	$(9,230,057)	$(12)	$44,348,813
Net realized gain (loss) on investments	55,399,216	—	5,533,707	—	(7,296,536)	—	17,538,299
Net change in unrealized appreciation
(depreciation) on investments	99,052,349	15	64,193,535	677	29,655,319	(339)	88,611,132
Net change in net assets
from operations	134,585,605	14	70,970,454	660	13,128,726	(351)	150,498,244

Contract transactions[1]
Purchase payments	46,544,608	—	32,957,687	23,020	52,260,189	31,138	103,770,409
Surrenders and terminations	(113,903,808)	—	(31,315,851)	—	(44,200,663)	(21)	(134,475,476)
Transfers between Investment Divisions	(28,084,390)	5,000	13,616,150	1,333	38,898,781	10,095	(37,574,939)
Contract owner charges	(16,844,695)	—	(6,148,287)	—	(7,012,086)	—	(20,799,104)
Net change in net assets
from contract transaction	(112,288,285)	5,000	9,109,699	24,353	39,946,221	41,212	(89,079,110)

Net change in net assets	22,297,320	5,014	80,080,153	25,013	53,074,947	40,861	61,419,134

Net assets beginning of year	1,368,550,174	—	437,910,712	—	628,659,529	—	1,826,310,312

Net assets end of year	$1,390,847,494	$5,014	$517,990,865	$25,013	$681,734,476	$40,861	$1,887,729,446

[1]Contract unit transactions
Units outstanding at beginning of year	110,195,783	—	39,965,219	—	55,418,112	—	125,988,084
Units issued	9,529,454	359	7,701,541	1,649	17,396,886	3,209	15,814,971
Units redeemed	(18,250,359)	—	(6,963,849)	—	(14,086,651)	(2)	(21,934,533)
Units outstanding at end of year	101,474,878	359	40,702,911	1,649	58,728,347	3,207	119,868,522
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$125,777,778	$5,000	$99,612,686	$24,353	$203,678,494	$41,234	$310,567,823
Proceeds from sales	$257,932,023	$1	$89,259,776	$17	$172,962,329	$34	$355,298,119

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I(a)
Operations
Net investment income (loss)	$(22)	$(1,639,296)	$(41)	$10,015,027	$(16)	$5,329,203	$(53)
Net realized gain (loss) on investments	—	10,703,258	—	24,191,142	—	(4,516,085)	—
Net change in unrealized appreciation
(depreciation) on investments	353	141,382,510	3,796	7,211,531	287	13,414,830	187
Net change in net assets
from operations	331	150,446,472	3,755	41,417,700	271	14,227,948	134

Contract transactions[1]
Purchase payments	78,020	46,042,222	148,917	35,278,703	23,059	63,150,461	77,803
Surrenders and terminations	—	(33,087,663)	—	(45,057,631)	—	(72,497,149)	—
Transfers between Investment Divisions	479	73,818,954	5,584	(5,519,665)	—	(24,680,288)	2,500
Contract owner charges	—	(6,670,579)	—	(8,030,758)	—	(10,677,882)	—
Net change in net assets
from contract transaction	78,499	80,102,934	154,501	(23,329,351)	23,059	(44,704,858)	80,303

Net change in net assets	78,830	230,549,406	158,256	18,088,349	23,330	(30,476,910)	80,437

Net assets beginning of year	—	467,003,298	—	635,710,780	—	922,948,787	—

Net assets end of year	$78,830	$697,552,704	$158,256	$653,799,129	$23,330	$892,471,877	$80,437

[1]Contract unit transactions
Units outstanding at beginning of year	—	47,179,478	—	48,701,025	—	36,054,409	—
Units issued	4,167	16,221,400	10,448	6,646,237	1,403	6,145,027	2,136
Units redeemed	—	(9,491,916)	—	(8,437,165)	—	(8,022,289)	—
Units outstanding at end of year	4,167	53,908,962	10,448	46,910,097	1,403	34,177,147	2,136
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$78,500	$198,398,733	$154,501	$120,763,183	$23,059	$178,933,411	$80,303
Proceeds from sales	$22	$118,241,918	$41	$123,239,430	$16	$218,309,065	$53

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)
Operations
Net investment income (loss)	$(1,908,688)	$(4,505)	$(107)	$(1,852,748)	$(3)	$(5,921,545)	$(13,824)
Net realized gain (loss) on investments	(3,715,133)	192	2	920,576	—	23,790,264	776
Net change in unrealized appreciation
(depreciation) on investments	23,808,032	97,496	4,850	14,787,203	222	185,668,658	136,159
Net change in net assets
from operations	18,184,211	93,183	4,745	13,855,031	219	203,537,377	123,111

Contract transactions[1]
Purchase payments	4,839,156	424,120	128,991	19,948,214	7,701	45,218,960	4,485,882
Surrenders and terminations	(13,003,841)	(22,501)	—	(12,458,582)	—	(35,200,728)	(85,035)
Transfers between Investment Divisions	(643,517)	2,529,730	—	504,435,520	—	111,399,202	4,995,961
Contract owner charges	(1,332,922)	(43)	—	(869,447)	—	(6,591,937)	(6,854)
Net change in net assets
from contract transaction	(10,141,124)	2,931,306	128,991	511,055,705	7,701	114,825,497	9,389,954

Net change in net assets	8,043,087	3,024,489	133,736	524,910,736	7,920	318,362,874	9,513,065

Net assets beginning of year	139,238,685	—	—	14,779,213	—	372,286,970	—

Net assets end of year	$147,281,772	$3,024,489	$133,736	$539,689,949	$7,920	$690,649,844	$9,513,065

[1]Contract unit transactions
Units outstanding at beginning of year	11,753,103	—	—	1,509,096	—	52,908,001	—
Units issued	1,766,012	293,515	12,727	47,002,485	670	32,100,783	934,202
Units redeemed	(2,614,170)	(5,042)	—	(2,943,549)	—	(19,909,089)	(10,086)
Units outstanding at end of year	10,904,945	288,473	12,727	45,568,032	670	65,099,695	924,116
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$23,235,986	$2,982,371	$128,991	$545,081,670	$7,700	$296,566,337	$9,492,192
Proceeds from sales	$35,285,798	$55,569	$107	$35,878,714	$3	$187,662,384	$116,062

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Invesco Diversified Dividend Fund - Class I(a)	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(a)	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class I(a)	JNL/Invesco Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(7)	$22,564,592	$941,408	$(42)	$(771,988)	$(2)	$(17,858,960)
Net realized gain (loss) on investments	—	17,060,762	16,941,183	—	10,816,413	—	72,844,942
Net change in unrealized appreciation
(depreciation) on investments	205	68,474,606	155,563,275	2,062	17,297,794	(149)	221,309,460
Net change in net assets
from operations	198	108,099,960	173,445,866	2,020	27,342,219	(151)	276,295,442

Contract transactions[1]
Purchase payments	48,734	72,238,993	74,086,594	145,000	33,964,376	32,319	155,645,839
Surrenders and terminations	—	(78,268,061)	(51,062,315)	—	(22,455,938)	—	(72,237,630)
Transfers between Investment Divisions	(11)	(88,929,394)	11,636,580	4,808	(11,610,395)	4	76,395,768
Contract owner charges	—	(14,661,160)	(9,855,659)	(119)	(4,119,116)	—	(14,187,265)
Net change in net assets
from contract transaction	48,723	(109,619,622)	24,805,200	149,689	(4,221,073)	32,323	145,616,712

Net change in net assets	48,921	(1,519,662)	198,251,066	151,709	23,121,146	32,172	421,912,154

Net assets beginning of year	—	1,290,374,712	795,885,785	—	340,611,774	—	1,132,274,489

Net assets end of year	$48,921	$1,288,855,050	$994,136,851	$151,709	$363,732,920	$32,172	$1,554,186,643

[1]Contract unit transactions
Units outstanding at beginning of year	—	77,782,802	41,276,964	—	12,195,237	—	41,280,423
Units issued	4,739	11,586,630	8,808,777	4,449	3,011,852	771	14,734,107
Units redeemed	(2)	(18,076,154)	(7,872,251)	(4)	(3,231,941)	—	(10,304,336)
Units outstanding at end of year	4,737	71,293,278	42,213,490	4,445	11,975,148	771	45,710,194
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$48,744	$266,905,818	$209,516,851	$149,808	$90,164,245	$32,323	$485,744,859
Proceeds from sales	$28	$327,774,283	$180,115,434	$161	$95,157,306	$2	$321,007,407

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Invesco Small Cap Growth Fund - Class I(a)	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)
Operations
Net investment income (loss)	$(93)	$(15,592,233)	$(46)	$9,696,725	$—	$(228,844)	$(23)
Net realized gain (loss) on investments	2	31,330,005	2	(7,374,957)	—	1,994,251	—
Net change in unrealized appreciation
(depreciation) on investments	4,761	259,934,245	2,813	6,726,822	—	98,095,436	2,655
Net change in net assets
from operations	4,670	275,672,017	2,769	9,048,590	—	99,860,843	2,632

Contract transactions[1]
Purchase payments	147,050	114,889,859	142,842	62,629,891	—	13,872,726	114,988
Surrenders and terminations	—	(68,230,277)	—	(75,857,322)	—	(33,247,170)	—
Transfers between Investment Divisions	9,798	156,755,801	10,041	(106,209,614)	—	(15,658,499)	272
Contract owner charges	(24)	(11,578,374)	(55)	(8,661,214)	—	(3,778,460)	(41)
Net change in net assets
from contract transaction	156,824	191,837,009	152,828	(128,098,259)	—	(38,811,403)	115,219

Net change in net assets	161,494	467,509,026	155,597	(119,049,669)	—	61,049,440	117,851

Net assets beginning of year	—	915,468,661	—	901,338,616	—	385,021,223	—

Net assets end of year	$161,494	$1,382,977,687	$155,597	$782,288,947	$—	$446,070,663	$117,851

[1]Contract unit transactions
Units outstanding at beginning of year	—	22,632,127	—	43,536,258	—	32,099,694	—
Units issued	3,695	9,319,327	2,106	7,989,151	—	3,893,017	6,477
Units redeemed	(1)	(5,338,751)	(1)	(14,385,576)	—	(6,834,300)	(2)
Units outstanding at end of year	3,694	26,612,703	2,105	37,139,833	—	29,158,411	6,475
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$156,848	$457,170,580	$152,897	$190,484,007	$—	$60,120,492	$115,260
Proceeds from sales	$117	$261,501,435	$115	$308,885,541	$—	$99,160,739	$64

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I(a)	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I(a)
Operations
Net investment income (loss)	$593,499	$(4)	$(6,129,629)	$4,726,004	$(156)	$(2,193,963)	$—
Net realized gain (loss) on investments	179,451	—	16,361,837	(2,040,317)	—	76,457,688	—
Net change in unrealized appreciation
(depreciation) on investments	10,535,291	429	48,318,268	10,138,350	859	99,872,805	36
Net change in net assets
from operations	11,308,241	425	58,550,476	12,824,037	703	174,136,530	36

Contract transactions[1]
Purchase payments	4,340,634	47,187	29,269,154	75,489,358	321,414	79,381,886	500
Surrenders and terminations	(1,620,883)	—	(25,520,962)	(59,162,090)	—	(56,253,401)	—
Transfers between Investment Divisions	(1,917,728)	(18)	3,389,237	(8,915,315)	130	14,584,890	—
Contract owner charges	(20,863)	—	(5,190,510)	(7,878,047)	(32)	(10,762,896)	—
Net change in net assets
from contract transaction	781,160	47,169	1,946,919	(466,094)	321,512	26,950,479	500

Net change in net assets	12,089,401	47,594	60,497,395	12,357,943	322,215	201,087,009	536

Net assets beginning of year	41,512,037	—	392,562,094	814,434,026	—	836,750,508	—

Net assets end of year	$53,601,438	$47,594	$453,059,489	$826,791,969	$322,215	$1,037,837,517	$536

[1]Contract unit transactions
Units outstanding at beginning of year	3,801,691	—	28,626,500	57,253,269	—	34,302,401	—
Units issued	905,831	3,581	5,069,215	12,552,267	17,296	9,337,369	14
Units redeemed	(845,209)	(1)	(4,904,068)	(12,941,128)	(2)	(8,455,703)	—
Units outstanding at end of year	3,862,313	3,580	28,791,647	56,864,408	17,294	35,184,067	14
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$12,193,586	$47,187	$73,110,054	$198,863,181	$321,544	$315,145,085	$500
Proceeds from sales	$10,818,927	$22	$77,292,764	$194,603,271	$189	$236,027,891	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC Consumer Staples Sector Fund - Class A(a)	JNL/MC Consumer Staples Sector Fund - Class I(a)	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I(a)	JNL/MC Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(12,430)	$(29)	$(9,732,223)	$(3)	$(3,853,309)	$(47)	$9,417,465
Net realized gain (loss) on investments	23,072	1	47,942,254	—	22,586,221	101	(52,496,506)
Net change in unrealized appreciation
(depreciation) on investments	259,349	2,612	120,249,425	208	259,628,104	7,883	(48,584,463)
Net change in net assets
from operations	269,991	2,584	158,459,456	205	278,361,016	7,937	(91,663,504)

Contract transactions[1]
Purchase payments	3,258,268	43,484	57,021,720	14,822	121,929,143	159,404	99,219,837
Surrenders and terminations	(36,525)	—	(50,073,246)	—	(48,531,522)	—	(91,929,162)
Transfers between Investment Divisions	3,718,281	714	106,488,624	650	254,926,194	36,385	(232,376,023)
Contract owner charges	(7,135)	—	(6,979,475)	—	(11,698,729)	—	(17,358,910)
Net change in net assets
from contract transaction	6,932,889	44,198	106,457,623	15,472	316,625,086	195,789	(242,444,258)

Net change in net assets	7,202,880	46,782	264,917,079	15,677	594,986,102	203,726	(334,107,762)

Net assets beginning of year	—	—	557,994,496	—	676,628,326	—	1,739,026,986

Net assets end of year	$7,202,880	$46,782	$822,911,575	$15,677	$1,271,614,428	$203,726	$1,404,919,224

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	33,281,668	—	79,431,656	—	50,519,293
Units issued	759,083	4,410	13,804,639	567	54,780,961	16,398	8,126,101
Units redeemed	(77,882)	—	(8,263,911)	—	(23,171,818)	(294)	(16,298,669)
Units outstanding at end of year	681,201	4,410	38,822,396	567	111,040,799	16,104	42,346,725
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,737,071	$44,198	$258,646,843	$15,478	$562,740,629	$199,470	$285,888,899
Proceeds from sales	$816,612	$29	$161,921,443	$9	$249,968,853	$3,728	$518,915,692

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC Energy Sector Fund - Class I(a)	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I(a)	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I(a)	JNL/MC Index 5 Fund - Class A
Operations
Net investment income (loss)	$(2)	$6,744,049	$(5,632,762)	$(36)	$(13,166,210)	$(13)	$(11,989,546)
Net realized gain (loss) on investments	—	109,590	91,408,597	1	209,162,171	—	25,661,456
Net change in unrealized appreciation
(depreciation) on investments	278	65,963,327	109,323,440	1,752	278,729,904	72	97,122,572
Net change in net assets
from operations	276	72,816,966	195,099,275	1,717	474,725,865	59	110,794,482

Contract transactions[1]
Purchase payments	4,523	34,814,470	136,703,322	110,160	190,093,847	61,375	72,358,725
Surrenders and terminations	—	(20,542,815)	(69,669,169)	—	(152,031,805)	—	(49,184,795)
Transfers between Investment Divisions	734	45,418,763	91,656,729	1,887	(39,571,900)	1,087	47,311,585
Contract owner charges	—	(4,458,610)	(13,859,312)	—	(29,658,002)	—	(10,182,810)
Net change in net assets
from contract transaction	5,257	55,231,808	144,831,570	112,047	(31,167,860)	62,462	60,302,705

Net change in net assets	5,533	128,048,774	339,930,845	113,764	443,558,005	62,521	171,097,187

Net assets beginning of year	—	323,938,262	1,020,004,742	—	2,298,246,288	—	764,416,661

Net assets end of year	$5,533	$451,987,036	$1,359,935,587	$113,764	$2,741,804,293	$62,521	$935,513,848

[1]Contract unit transactions
Units outstanding at beginning of year	—	23,923,817	70,947,336	—	89,378,922	—	53,777,216
Units issued	124	9,917,059	32,130,178	4,979	16,979,430	1,495	12,524,842
Units redeemed	—	(6,540,414)	(23,182,565)	—	(18,530,067)	—	(8,551,856)
Units outstanding at end of year	124	27,300,462	79,894,949	4,979	87,828,285	1,495	57,750,202
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,257	$166,544,910	$544,407,341	$112,047	$694,091,875	$62,462	$189,547,540
Proceeds from sales	$2	$104,569,053	$361,679,220	$36	$566,108,057	$13	$141,234,382

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Industrials Sector Fund - Class I(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I(a)	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I(a)	JNL/MC JNL 5 Fund - Class A
Operations
Net investment income (loss)	$(42,983)	$(7)	$(13,974,684)	$(104)	$22,404,034	$(233)	$21,552,738
Net realized gain (loss) on investments	(159,420)	—	121,761,459	2	18,780,469	217	121,703,404
Net change in unrealized appreciation
(depreciation) on investments	680,839	385	405,880,111	3,206	238,913,091	12,722	304,145,691
Net change in net assets
from operations	478,436	378	513,666,886	3,104	280,097,594	12,706	447,401,833

Contract transactions[1]
Purchase payments	2,867,625	60,000	190,973,004	250,628	139,336,157	527,525	57,620,775
Surrenders and terminations	(122,686)	—	(114,113,837)	—	(75,179,713)	(3,133)	(299,670,816)
Transfers between Investment Divisions	13,195,112	—	262,991,945	(1,112)	163,894,097	119,948	343,001,589
Contract owner charges	(34,068)	—	(20,935,526)	—	(14,175,332)	(395)	(26,769,284)
Net change in net assets
from contract transaction	15,905,983	60,000	318,915,586	249,516	213,875,209	643,945	74,182,264

Net change in net assets	16,384,419	60,378	832,582,472	252,620	493,972,803	656,651	521,584,097

Net assets beginning of year	—	—	1,334,907,346	—	1,094,403,486	—	2,748,414,553

Net assets end of year	$16,384,419	$60,378	$2,167,489,818	$252,620	$1,588,376,289	$656,651	$3,269,998,650

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	103,703,304	—	65,108,565	—	146,107,874
Units issued	2,366,584	5,665	44,369,852	10,830	22,732,156	25,189	35,235,022
Units redeemed	(825,608)	—	(23,325,784)	—	(11,400,364)	(562)	(30,646,439)
Units outstanding at end of year	1,540,976	5,665	124,747,372	10,830	76,440,357	24,627	150,696,457
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$24,104,005	$60,000	$722,785,136	$249,516	$470,638,276	$658,854	$743,756,021
Proceeds from sales	$8,241,005	$7	$378,456,771	$104	$234,359,032	$15,142	$648,021,020

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC JNL 5 Fund - Class I(a)	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC Materials Sector Fund - Class I(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI KLD 400 Social Index Fund - Class I(a)	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I(a)
Operations
Net investment income (loss)	$(171)	$(117,499)	$—	$16,883	$—	$(5,137,895)	$(9)
Net realized gain (loss) on investments	3	(87,879)	—	254,133	—	18,138,742	—
Net change in unrealized appreciation
(depreciation) on investments	14,045	1,545,994	—	613,224	—	49,934,077	467
Net change in net assets
from operations	13,877	1,340,616	—	884,240	—	62,934,924	458

Contract transactions[1]
Purchase payments	571,309	2,193,961	—	9,845,540	—	14,976,978	24,750
Surrenders and terminations	—	(502,015)	—	(39,870)	—	(32,287,185)	—
Transfers between Investment Divisions	2,312	39,338,853	—	4,445,989	—	(12,509,635)	—
Contract owner charges	—	(87,097)	—	(32,984)	—	(3,088,912)	—
Net change in net assets
from contract transaction	573,621	40,943,702	—	14,218,675	—	(32,908,754)	24,750

Net change in net assets	587,498	42,284,318	—	15,102,915	—	30,026,170	25,208

Net assets beginning of year	—	—	—	—	—	337,726,110	—

Net assets end of year	$587,498	$42,284,318	$—	$15,102,915	$—	$367,752,280	$25,208

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	18,553,950	—
Units issued	21,786	4,911,237	—	1,457,840	—	2,569,540	883
Units redeemed	—	(938,208)	—	(111,325)	—	(4,267,645)	—
Units outstanding at end of year	21,786	3,973,029	—	1,346,515	—	16,855,845	883
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$573,622	$50,463,158	$—	$15,670,496	$—	$51,639,668	$24,750
Proceeds from sales	$171	$9,636,956	$—	$1,195,741	$—	$89,686,317	$9

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I(a)	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)	JNL/MC Real Estate Sector Fund - Class I(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class I(a)
Operations
Net investment income (loss)	$(17,045,307)	$(113)	$4,993,500	$(7,573)	$(18)	$(22,661)	$(3)
Net realized gain (loss) on investments	56,152,274	4	5,033,573	48	1	6,706	—
Net change in unrealized appreciation
(depreciation) on investments	358,085,854	4,020	37,473,605	15,992	602	382,486	90
Net change in net assets
from operations	397,192,821	3,911	47,500,678	8,467	585	366,531	87

Contract transactions[1]
Purchase payments	245,123,605	249,318	27,035,158	2,426,868	73,935	3,207,875	8,728
Surrenders and terminations	(87,060,644)	—	(14,209,910)	(5,188)	(18)	(69,626)	—
Transfers between Investment Divisions	457,969,703	14,985	29,480,953	2,887,945	(53)	12,875,301	347
Contract owner charges	(18,008,891)	—	(2,920,679)	(3,765)	—	(27,684)	—
Net change in net assets
from contract transaction	598,023,773	264,303	39,385,522	5,305,860	73,864	15,985,866	9,075

Net change in net assets	995,216,594	268,214	86,886,200	5,314,327	74,449	16,352,397	9,162

Net assets beginning of year	1,068,389,268	—	208,585,558	—	—	—	—

Net assets end of year	$2,063,605,862	$268,214	$295,471,758	$5,314,327	$74,449	$16,352,397	$9,162

[1]Contract unit transactions
Units outstanding at beginning of year	46,080,589	—	11,828,120	—	—	—	—
Units issued	35,043,293	9,223	5,080,150	576,047	7,286	1,571,530	854
Units redeemed	(13,047,247)	(1)	(3,171,140)	(54,893)	(7)	(43,908)	—
Units outstanding at end of year	68,076,635	9,222	13,737,130	521,154	7,279	1,527,622	854
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$986,474,591	$264,319	$110,082,783	$5,864,411	$73,935	$16,447,650	$9,075
Proceeds from sales	$374,087,856	$128	$65,703,762	$566,124	$89	$484,445	$3

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class I(a)	JNL/MC S&P 24 Fund - Class A(b)	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I(a)	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A
Operations
Net investment income (loss)	$(6,838)	$(2)	$5,089,500	$(10,315,481)	$(141)	$1,226,655	$(4,910,307)
Net realized gain (loss) on investments	2,765	—	(220,225,552)	240,515,328	1	284,847,329	(10,851,241)
Net change in unrealized appreciation
(depreciation) on investments	147,376	79	223,736,933	94,452,866	4,615	744,186,518	(21,942,152)
Net change in net assets
from operations	143,303	77	8,600,881	324,652,713	4,475	1,030,260,502	(37,703,700)

Contract transactions[1]
Purchase payments	3,349,557	11,094	4,722,623	263,156,226	455,301	709,500,387	64,648,340
Surrenders and terminations	(81,378)	—	(15,841,123)	(133,655,209)	—	(317,305,889)	(40,052,804)
Transfers between Investment Divisions	2,173,854	390	(519,304,032)	13,250,081	10,321	580,462,421	(210,486,909)
Contract owner charges	(3,409)	—	(1,699,435)	(26,098,740)	—	(60,651,701)	(7,020,715)
Net change in net assets
from contract transaction	5,438,624	11,484	(532,121,967)	116,652,358	465,622	912,005,218	(192,912,088)

Net change in net assets	5,581,927	11,561	(523,521,086)	441,305,071	470,097	1,942,265,720	(230,615,788)

Net assets beginning of year	—	—	523,521,086	2,217,324,201	—	4,756,967,365	780,958,846

Net assets end of year	$5,581,927	$11,561	$—	$2,658,629,272	$470,097	$6,699,233,085	$550,343,058

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	36,372,102	73,174,196	—	240,595,711	38,793,119
Units issued	533,555	1,083	1,807,155	20,624,513	10,572	82,464,850	9,006,680
Units redeemed	(10,145)	—	(38,179,257)	(17,321,489)	—	(40,345,882)	(19,554,938)
Units outstanding at end of year	523,410	1,083	—	76,477,220	10,572	282,714,679	28,244,861
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,545,210	$11,487	$33,820,078	$852,533,610	$465,624	$1,956,940,037	$180,866,644
Proceeds from sales	$113,424	$5	$560,852,545	$579,889,011	$144	$946,070,395	$376,061,887

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC S&P SMid 60 Fund - Class I(a)	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I(a)	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Tele-communications Sector Fund - Class I(a)	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I(a)
Operations
Net investment income (loss)	$(6)	$(10,127,720)	$(107)	$2,209,223	$(1)	$1,014,083	$(16)
Net realized gain (loss) on investments	—	141,723,973	1	8,328,287	—	4,060,597	—
Net change in unrealized appreciation
(depreciation) on investments	335	60,776,574	2,460	(8,294,776)	45	1,925,217	(616)
Net change in net assets
from operations	329	192,372,827	2,354	2,242,734	44	6,999,897	(632)

Contract transactions[1]
Purchase payments	26,136	185,422,204	367,313	3,664,829	3,000	7,681,061	22,479
Surrenders and terminations	—	(110,635,703)	—	(9,558,948)	—	(4,953,892)	—
Transfers between Investment Divisions	239	(39,169,206)	(642)	(17,756,402)	—	(5,065,130)	—
Contract owner charges	—	(17,954,493)	—	(1,038,161)	—	(53,732)	—
Net change in net assets
from contract transaction	26,375	17,662,802	366,671	(24,688,682)	3,000	(2,391,693)	22,479

Net change in net assets	26,704	210,035,629	369,025	(22,445,948)	3,044	4,608,204	21,847

Net assets beginning of year	—	1,732,505,778	—	129,578,621	—	71,847,715	—

Net assets end of year	$26,704	$1,942,541,407	$369,025	$107,132,673	$3,044	$76,455,919	$21,847

[1]Contract unit transactions
Units outstanding at beginning of year	—	64,199,290	—	13,289,527	—	5,575,488	—
Units issued	1,161	17,585,912	9,550	1,446,756	229	1,443,084	1,657
Units redeemed	—	(17,476,583)	—	(4,002,383)	—	(1,647,537)	—
Units outstanding at end of year	1,161	64,308,619	9,550	10,733,900	229	5,371,035	1,657
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$26,375	$581,566,844	$366,672	$22,872,073	$3,000	$23,939,775	$22,478
Proceeds from sales	$6	$499,647,550	$107	$40,912,561	$1	$23,371,331	$16

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A	JNL/Morgan Stanley Mid Cap Growth Fund - Class A(b)	JNL/Neuberger Berman Currency Fund - Class A
Operations
Net investment income (loss)	$(1,246,692)	$(70)	$(3,865,471)	$(459,376)	$(1,854,951)	$(616,662)	$(130,303)
Net realized gain (loss) on investments	2,619,890	2	2,993,398	695,823	1,984,679	3,076,843	(71,360)
Net change in unrealized appreciation
(depreciation) on investments	78,691,981	5,549	34,666,340	8,025,582	24,038,831	12,910,031	361,284
Net change in net assets
from operations	80,065,179	5,481	33,794,267	8,262,029	24,168,559	15,370,212	159,621

Contract transactions[1]
Purchase payments	47,854,933	153,675	13,362,919	4,745,422	12,231,824	7,401,586	802,016
Surrenders and terminations	(44,303,229)	—	(32,975,650)	(2,765,160)	(12,663,967)	(2,155,108)	(1,192,327)
Transfers between Investment Divisions	(12,119,136)	574	(32,537,804)	(7,339,211)	(21,304,562)	(122,248,335)	(2,055,706)
Contract owner charges	(9,289,054)	—	(312,164)	(59,968)	(174,056)	(595,889)	(6,174)
Net change in net assets
from contract transaction	(17,856,486)	154,249	(52,462,699)	(5,418,917)	(21,910,761)	(117,597,746)	(2,452,191)

Net change in net assets	62,208,693	159,730	(18,668,432)	2,843,112	2,257,798	(102,227,534)	(2,292,570)

Net assets beginning of year	712,755,444	—	379,282,882	45,129,980	181,443,658	102,227,534	13,663,054

Net assets end of year	$774,964,137	$159,730	$360,614,450	$47,973,092	$183,701,456	$—	$11,370,484

[1]Contract unit transactions
Units outstanding at beginning of year	34,453,938	—	36,604,838	4,588,067	18,130,812	9,440,050	1,390,860
Units issued	5,409,276	5,634	2,131,742	674,517	2,308,254	7,512,506	204,061
Units redeemed	(6,319,200)	(5)	(6,993,732)	(1,201,933)	(4,392,910)	(16,952,556)	(451,408)
Units outstanding at end of year	33,544,014	5,629	31,742,848	4,060,651	16,046,156	—	1,143,513
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$126,930,034	$154,394	$23,313,310	$7,325,397	$24,707,004	$89,671,454	$2,018,058
Proceeds from sales	$146,033,212	$214	$79,641,480	$13,203,689	$48,472,716	$207,885,862	$4,600,553

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
Operations
Net investment income (loss)	$(1)	$2,321,771	$9,534,915	$(11)	$2,271,825	$(2)	$(178,080)
Net realized gain (loss) on investments	—	(334,392)	1,562,891	—	(430,599)	—	540,452
Net change in unrealized appreciation
(depreciation) on investments	(5)	(1,296,389)	17,424,391	329	1,273,069	21	5,573,154
Net change in net assets
from operations	(6)	690,990	28,522,197	318	3,114,295	19	5,935,526

Contract transactions[1]
Purchase payments	2,500	1,563,950	61,366,236	56,847	2,846,830	5,800	7,361,322
Surrenders and terminations	—	(794,499)	(36,461,977)	(22)	(7,710,628)	—	(840,353)
Transfers between Investment Divisions	—	847,626	86,592,138	10,442	(9,200,565)	—	14,997,228
Contract owner charges	—	(7,686)	(6,868,234)	—	(71,008)	—	(9,956)
Net change in net assets
from contract transaction	2,500	1,609,391	104,628,163	67,267	(14,135,371)	5,800	21,508,241

Net change in net assets	2,494	2,300,381	133,150,360	67,585	(11,021,076)	5,819	27,443,767

Net assets beginning of year	—	12,030,710	498,914,692	—	85,904,321	—	8,931,979

Net assets end of year	$2,494	$14,331,091	$632,065,052	$67,585	$74,883,245	$5,819	$36,375,746

[1]Contract unit transactions
Units outstanding at beginning of year	—	1,905,101	46,193,846	—	8,583,046	—	1,075,057
Units issued	250	981,618	21,861,312	5,421	591,003	575	2,602,293
Units redeemed	—	(732,263)	(12,579,918)	(2)	(1,974,604)	—	(547,191)
Units outstanding at end of year	250	2,154,456	55,475,240	5,419	7,199,445	575	3,130,159
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,500	$8,694,299	$262,283,713	$67,289	$9,162,841	$5,800	$27,056,826
Proceeds from sales	$1	$4,763,137	$148,120,635	$33	$21,026,387	$2	$5,726,665

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Credit Income Fund - Class I(a)	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Income Fund - Class I(a)	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(9,536,930)	$(64)	$2,009,405	$(4)	$(244,643)	$(205)	$(16,022,847)
Net realized gain (loss) on investments	45,995,685	1	3,193,247	—	26,032	14	(34,269,455)
Net change in unrealized appreciation
(depreciation) on investments	397,634,963	3,679	7,005,062	136	296,690	826	68,878,719
Net change in net assets
from operations	434,093,718	3,616	12,207,714	132	78,079	635	18,586,417

Contract transactions[1]
Purchase payments	103,905,703	158,812	42,188,141	41,822	22,615,046	534,946	60,727,868
Surrenders and terminations	(100,296,725)	—	(14,302,717)	—	(1,158,627)	(3,454)	(93,190,250)
Transfers between Investment Divisions	196,835,087	25,374	63,474,493	—	106,662,060	(8,395)	7,787,167
Contract owner charges	(17,711,814)	—	(2,131,139)	—	(156,751)	—	(13,353,354)
Net change in net assets
from contract transaction	182,732,251	184,186	89,228,778	41,822	127,961,728	523,097	(38,028,569)

Net change in net assets	616,825,969	187,802	101,436,492	41,954	128,039,807	523,732	(19,442,152)

Net assets beginning of year	1,201,731,404	—	185,994,980	—	—	—	1,134,261,639

Net assets end of year	$1,818,557,373	$187,802	$287,431,472	$41,954	$128,039,807	$523,732	$1,114,819,487

[1]Contract unit transactions
Units outstanding at beginning of year	63,486,868	—	16,679,472	—	—	—	83,789,397
Units issued	20,871,036	5,621	16,302,604	3,584	13,933,417	53,189	14,109,150
Units redeemed	(12,962,158)	—	(8,587,818)	—	(1,173,349)	(1,171)	(17,154,649)
Units outstanding at end of year	71,395,746	5,621	24,394,258	3,584	12,760,068	52,018	80,743,898
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$481,453,360	$184,186	$193,759,137	$41,822	$139,729,290	$534,883	$194,849,518
Proceeds from sales	$308,258,038	$64	$101,764,175	$4	$12,012,204	$11,991	$248,900,934

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I(a)
Operations
Net investment income (loss)	$(62)	$25,810,861	$(38)	$72,476,588	$(69)	$434,326	$(1)
Net realized gain (loss) on investments	—	(2,083,383)	—	18,012,926	—	(266,006)	—
Net change in unrealized appreciation
(depreciation) on investments	704	(3,008,866)	285	5,861,199	1,116	244,784	14
Net change in net assets
from operations	642	20,718,612	247	96,350,713	1,047	413,104	13

Contract transactions[1]
Purchase payments	82,034	151,890,719	96,266	122,498,536	139,225	1,356,993	2,500
Surrenders and terminations	—	(94,394,026)	—	(123,676,632)	—	(1,732,494)	—
Transfers between Investment Divisions	9,735	16,067,270	8,926	(64,861,198)	10,054	(1,853,636)	—
Contract owner charges	—	(14,421,356)	—	(17,365,353)	—	(6,961)	—
Net change in net assets
from contract transaction	91,769	59,142,607	105,192	(83,404,647)	149,279	(2,236,098)	2,500

Net change in net assets	92,411	79,861,219	105,439	12,946,066	150,326	(1,822,994)	2,513

Net assets beginning of year	—	1,282,976,258	—	1,627,383,574	—	15,725,406	—

Net assets end of year	$92,411	$1,362,837,477	$105,439	$1,640,329,640	$150,326	$13,902,412	$2,513

[1]Contract unit transactions
Units outstanding at beginning of year	—	113,730,052	—	78,947,498	—	1,524,369	—
Units issued	5,611	36,631,216	10,006	20,094,991	4,977	396,925	282
Units redeemed	—	(31,508,776)	—	(24,446,375)	—	(611,522)	—
Units outstanding at end of year	5,611	118,852,492	10,006	74,596,114	4,977	1,309,772	282
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$91,769	$461,848,066	$105,195	$520,961,929	$149,279	$4,763,809	$2,500
Proceeds from sales	$62	$376,894,598	$41	$531,889,988	$69	$6,565,581	$1

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)	JNL/PPM America Value Equity Fund - Class A
Operations
Net investment income (loss)	$(5,010,561)	$(16)	$(8,178,278)	$(20)	$2,597,898	$(54)	$(298,594)
Net realized gain (loss) on investments	42,062,875	13	49,209,086	1	(145,586)	—	15,182,234
Net change in unrealized appreciation
(depreciation) on investments	24,009,969	1,533	62,137,551	1,095	5,399,271	509	10,779,792
Net change in net assets
from operations	61,062,283	1,530	103,168,359	1,076	7,851,583	455	25,663,432

Contract transactions[1]
Purchase payments	66,058,241	41,185	86,763,946	131,022	51,174,704	118,311	18,428,591
Surrenders and terminations	(35,648,112)	—	(43,077,254)	—	(15,344,618)	—	(17,524,728)
Transfers between Investment Divisions	(139,153,291)	2,991	(47,091,943)	1,404	23,183,751	(10)	(14,033,838)
Contract owner charges	(7,046,057)	—	(9,392,193)	—	(2,714,465)	—	(2,172,757)
Net change in net assets
from contract transaction	(115,789,219)	44,176	(12,797,444)	132,426	56,299,372	118,301	(15,302,732)

Net change in net assets	(54,726,936)	45,706	90,370,915	133,502	64,150,955	118,756	10,360,700

Net assets beginning of year	666,248,398	—	727,296,658	—	233,731,243	—	206,320,732

Net assets end of year	$611,521,462	$45,706	$817,667,573	$133,502	$297,882,198	$118,756	$216,681,432

[1]Contract unit transactions
Units outstanding at beginning of year	35,150,315	—	37,962,190	—	14,313,230	—	6,644,976
Units issued	12,448,429	1,877	15,917,220	5,038	8,971,709	9,942	2,426,528
Units redeemed	(18,631,333)	(12)	(17,082,182)	—	(5,617,663)	(1)	(2,949,493)
Units outstanding at end of year	28,967,411	1,865	36,797,228	5,038	17,667,276	9,941	6,122,011
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$266,076,346	$44,468	$331,512,237	$132,439	$155,118,479	$118,311	$82,353,766
Proceeds from sales	$366,763,016	$308	$347,370,250	$33	$96,221,209	$64	$97,955,092

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/PPM America Value Equity Fund - Class I(a)	JNL/Red Rocks Listed Private Equity Fund - Class A(b)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)	JNL/S&P Dividend Income & Growth Fund - Class A
Operations
Net investment income (loss)	$—	$12,442,052	$(89,588,567)	$(326)	$(948,220)	$(2)	$42,776,360
Net realized gain (loss) on investments	—	28,587,915	181,339,070	11	(4,609,573)	—	279,563,986
Net change in unrealized appreciation
(depreciation) on investments	—	56,550,741	745,560,332	35,379	166,645,376	119	11,681,720
Net change in net assets
from operations	—	97,580,708	837,310,835	35,064	161,087,583	117	334,022,066

Contract transactions[1]
Purchase payments	—	10,921,546	425,765,732	783,683	56,494,245	8,666	245,156,485
Surrenders and terminations	—	(25,749,918)	(377,668,449)	—	(55,632,303)	—	(226,194,980)
Transfers between Investment Divisions	—	(497,871,465)	(838,927,716)	6,876	(157,964,978)	(4)	(590,761,236)
Contract owner charges	—	(2,337,305)	(74,162,590)	—	(11,309,758)	—	(40,983,116)
Net change in net assets
from contract transaction	—	(515,037,142)	(864,993,023)	790,559	(168,412,794)	8,662	(612,782,847)

Net change in net assets	—	(417,456,434)	(27,682,188)	825,623	(7,325,211)	8,779	(278,760,781)

Net assets beginning of year	—	417,456,434	6,640,845,302	—	1,026,738,998	—	3,658,768,538

Net assets end of year	$—	$—	$6,613,163,114	$825,623	$1,019,413,787	$8,779	$3,380,007,757

[1]Contract unit transactions
Units outstanding at beginning of year	—	26,799,124	324,244,899	—	47,314,048	—	176,161,132
Units issued	—	1,681,720	34,462,601	40,487	6,019,982	293	22,714,418
Units redeemed	—	(28,480,844)	(75,547,349)	(8)	(13,576,585)	—	(51,880,092)
Units outstanding at end of year	—	—	283,160,151	40,479	39,757,445	293	146,995,458
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$50,409,450	$733,981,134	$790,703	$156,676,985	$8,666	$770,818,924
Proceeds from sales	$—	$549,307,131	$1,688,562,723	$470	$318,759,304	$7	$1,147,292,291

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I(a)
Operations
Net investment income (loss)	$(34)	$3,394,250	$—	$8,634,247	$—	$(26,988,006)	$(35)
Net realized gain (loss) on investments	2	956,049	—	(19,111,702)	—	74,930,007	—
Net change in unrealized appreciation
(depreciation) on investments	1,546	4,683,554	—	130,818,864	—	316,921,920	1,198
Net change in net assets
from operations	1,514	9,033,853	—	120,341,409	—	364,863,921	1,163

Contract transactions[1]
Purchase payments	200,077	5,863,810	—	39,398,894	—	119,781,485	53,033
Surrenders and terminations	—	(1,756,720)	—	(45,502,971)	—	(106,869,595)	—
Transfers between Investment Divisions	256	6,515,878	—	(119,607,048)	—	28,303,381	145
Contract owner charges	(55)	(20,027)	—	(9,018,493)	—	(23,282,554)	—
Net change in net assets
from contract transaction	200,278	10,602,941	—	(134,729,618)	—	17,932,717	53,178

Net change in net assets	201,792	19,636,794	—	(14,388,209)	—	382,796,638	54,341

Net assets beginning of year	—	23,925,861	—	788,428,749	—	1,687,676,272	—

Net assets end of year	$201,792	$43,562,655	$—	$774,040,540	$—	$2,070,472,910	$54,341

[1]Contract unit transactions
Units outstanding at beginning of year	—	2,444,313	—	40,172,589	—	79,457,961	—
Units issued	7,475	1,758,321	—	5,253,222	—	12,379,961	2,447
Units redeemed	(2)	(826,176)	—	(11,851,123)	—	(11,916,620)	—
Units outstanding at end of year	7,473	3,376,458	—	33,574,688	—	79,921,302	2,447
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$200,333	$23,911,345	$—	$129,048,200	$—	$295,902,916	$53,178
Proceeds from sales	$89	$9,914,154	$—	$255,143,571	$—	$304,958,203	$35

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)	JNL/S&P Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(20,454,632)	$—	$(71,296,053)	$(73)	$(43,165,563)	$(92)	$(82,265,253)
Net realized gain (loss) on investments	34,390,352	—	206,075,725	—	88,591,601	1	212,468,379
Net change in unrealized appreciation
(depreciation) on investments	59,214,491	—	744,292,210	2,050	231,317,901	1,732	642,411,372
Net change in net assets
from operations	73,150,211	—	879,071,882	1,977	276,743,939	1,641	772,614,498

Contract transactions[1]
Purchase payments	52,865,633	—	195,288,234	242,667	107,611,021	108,117	196,059,382
Surrenders and terminations	(138,377,327)	—	(319,987,797)	—	(246,017,672)	—	(409,074,513)
Transfers between Investment Divisions	(62,685,051)	—	(86,135,943)	—	(62,711,338)	2,334	(179,694,656)
Contract owner charges	(17,791,298)	—	(62,295,882)	—	(38,387,343)	—	(72,378,694)
Net change in net assets
from contract transaction	(165,988,043)	—	(273,131,388)	242,667	(239,505,332)	110,451	(465,088,481)

Net change in net assets	(92,837,832)	—	605,940,494	244,644	37,238,607	112,092	307,526,017

Net assets beginning of year	1,446,988,844	—	4,668,928,366	—	2,985,773,323	—	5,588,111,124

Net assets end of year	$1,354,151,012	$—	$5,274,868,860	$244,644	$3,023,011,930	$112,092	$5,895,637,141

[1]Contract unit transactions
Units outstanding at beginning of year	105,843,356	—	220,000,703	—	194,214,146	—	282,437,005
Units issued	12,941,750	—	21,325,138	12,980	16,396,645	7,268	21,240,281
Units redeemed	(24,989,247)	—	(33,663,883)	—	(31,583,001)	—	(44,074,320)
Units outstanding at end of year	93,795,859	—	207,661,958	12,980	179,027,790	7,268	259,602,966
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$183,092,455	$—	$504,495,372	$242,667	$266,620,015	$110,451	$461,366,676
Proceeds from sales	$369,535,129	$—	$848,922,812	$73	$549,290,910	$92	$1,008,720,410

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$(430)	$1,407,788	$(5)	$3,171,143	$(9)	$(107,125)	$(3,880,439)
Net realized gain (loss) on investments	5	6,021,623	3	9,908,709	—	537,013	25,674,432
Net change in unrealized appreciation
(depreciation) on investments	13,560	20,371,395	698	31,660,318	1,290	(136,360)	131,138,443
Net change in net assets
from operations	13,135	27,800,806	696	44,740,170	1,281	293,528	152,932,436

Contract transactions[1]
Purchase payments	826,997	25,903,833	6,527	36,368,266	18,663	6,293,548	476,577,318
Surrenders and terminations	—	(13,077,525)	(26)	(32,692,795)	—	(2,957,435)	(62,575,852)
Transfers between Investment Divisions	5,000	(23,876,054)	31	(113,371,668)	—	(3,616,651)	739,541,705
Contract owner charges	—	(2,844,833)	—	(5,984,869)	—	(37,279)	(4,468,342)
Net change in net assets
from contract transaction	831,997	(13,894,579)	6,532	(115,681,066)	18,663	(317,817)	1,149,074,829

Net change in net assets	845,132	13,906,227	7,228	(70,940,896)	19,944	(24,289)	1,302,007,265

Net assets beginning of year	—	276,616,528	—	562,315,425	—	46,195,313	793,775,180

Net assets end of year	$845,132	$290,522,755	$7,228	$491,374,529	$19,944	$46,171,024	$2,095,782,445

[1]Contract unit transactions
Units outstanding at beginning of year	—	23,845,197	—	29,782,346	—	4,748,903	61,907,090
Units issued	48,185	6,307,624	535	4,214,660	822	1,223,006	93,402,302
Units redeemed	—	(7,510,166)	(2)	(10,285,882)	—	(1,259,281)	(10,480,758)
Units outstanding at end of year	48,185	22,642,655	533	23,711,124	822	4,712,628	144,828,634
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$831,997	$80,482,126	$6,558	$104,355,731	$18,663	$12,690,817	$1,318,097,783
Proceeds from sales	$430	$92,968,916	$31	$204,591,750	$9	$12,806,797	$160,017,415

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)
Operations
Net investment income (loss)	$(362)	$(58,910,260)	$(336)	$(57,369,112)	$(402)	$429,332	$(99)
Net realized gain (loss) on investments	3	383,809,775	456	327,258,864	124	(1,940,638)	—
Net change in unrealized appreciation
(depreciation) on investments	6,268	836,223,417	5,731	542,491,357	11,381	(524,430)	(155)
Net change in net assets
from operations	5,909	1,161,122,932	5,851	812,381,109	11,103	(2,035,736)	(254)

Contract transactions[1]
Purchase payments	777,822	488,799,044	862,982	383,751,600	1,002,386	107,238,918	191,765
Surrenders and terminations	—	(252,901,019)	—	(233,540,593)	(5,946)	(84,729,453)	—
Transfers between Investment Divisions	3,823	709,258,096	20,493	337,909,154	5,073	(60,795,142)	791
Contract owner charges	—	(47,386,581)	(123)	(49,424,207)	(1,220)	(9,930,221)	(77)
Net change in net assets
from contract transaction	781,645	897,769,540	883,352	438,695,954	1,000,293	(48,215,898)	192,479

Net change in net assets	787,554	2,058,892,472	889,203	1,251,077,063	1,011,396	(50,251,634)	192,225

Net assets beginning of year	—	3,344,432,388	—	3,355,489,891	—	986,933,704	—

Net assets end of year	$787,554	$5,403,324,860	$889,203	$4,606,566,954	$1,011,396	$936,682,070	$192,225

[1]Contract unit transactions
Units outstanding at beginning of year	—	60,975,560	—	38,771,840	—	95,652,792	—
Units issued	55,062	23,447,016	8,767	10,963,685	6,596	26,439,044	15,543
Units redeemed	—	(10,042,985)	(231)	(6,681,851)	(48)	(31,373,890)	(10)
Units outstanding at end of year	55,062	74,379,591	8,536	43,053,674	6,548	90,717,946	15,533
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$781,649	$1,791,223,803	$907,343	$1,286,480,698	$1,007,714	$288,756,539	$192,598
Proceeds from sales	$365	$704,324,552	$24,327	$695,162,467	$7,823	$336,543,104	$218

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A
Operations
Net investment income (loss)	$4,367,631	$(100)	$647,403	$(4)	$(67,621)	$—	$1,939,599
Net realized gain (loss) on investments	95,939,598	2	6,156,954	—	648,516	—	212,375
Net change in unrealized appreciation
(depreciation) on investments	168,079,409	729	11,023,430	(148)	2,680,885	—	3,549,891
Net change in net assets
from operations	268,386,638	631	17,827,787	(152)	3,261,780	—	5,701,865

Contract transactions[1]
Purchase payments	141,496,436	421,600	12,542,402	76,082	2,424,962	—	5,535,774
Surrenders and terminations	(99,892,168)	—	(6,783,189)	—	(1,006,078)	—	(3,708,902)
Transfers between Investment Divisions	149,342,027	15,588	7,225,156	29	(779,490)	—	(4,503,610)
Contract owner charges	(17,297,857)	(86)	(74,257)	—	(16,648)	—	(59,804)
Net change in net assets
from contract transaction	173,648,438	437,102	12,910,112	76,111	622,746	—	(2,736,542)

Net change in net assets	442,035,076	437,733	30,737,899	75,959	3,884,526	—	2,965,323

Net assets beginning of year	1,508,137,074	—	117,216,001	—	19,627,199	—	53,403,575

Net assets end of year	$1,950,172,150	$437,733	$147,953,900	$75,959	$23,511,725	$—	$56,368,898

[1]Contract unit transactions
Units outstanding at beginning of year	56,106,119	—	6,420,335	—	1,553,950	—	11,261,099
Units issued	14,910,709	10,532	2,181,857	4,427	437,825	—	3,932,628
Units redeemed	(9,220,296)	(2)	(1,519,727)	—	(390,598)	—	(4,607,865)
Units outstanding at end of year	61,796,532	10,530	7,082,465	4,427	1,601,177	—	10,585,862
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$538,528,601	$437,204	$46,188,660	$76,111	$5,954,827	$—	$23,575,145
Proceeds from sales	$287,125,821	$202	$30,195,834	$4	$5,399,703	$—	$24,372,088

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Capital Growth Fund - Class A(a)	JNL/Vanguard Capital Growth Fund - Class I(a)	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class I(a)	JNL/Vanguard Growth Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$(141,715)	$(32)	$(34,075)	$(41)	$(18,518)	$(13)	$(55,357)
Net realized gain (loss) on investments	67,588	1	19,482	1,062	1,063	—	9,609
Net change in unrealized appreciation
(depreciation) on investments	2,344,636	2,075	597,424	1,041	24,679	58	778,955
Net change in net assets
from operations	2,270,509	2,044	582,831	2,062	7,224	45	733,207

Contract transactions[1]
Purchase payments	13,505,999	110,718	10,931,253	384,659	6,167,373	15,134	20,306,081
Surrenders and terminations	(631,466)	(1)	(117,015)	—	(128,231)	—	(69,964)
Transfers between Investment Divisions	51,345,344	14	13,095,755	(106,296)	5,728,391	54	18,679,932
Contract owner charges	(86,758)	—	(15,713)	—	(12,063)	—	(26,263)
Net change in net assets
from contract transaction	64,133,119	110,731	23,894,280	278,363	11,755,470	15,188	38,889,786

Net change in net assets	66,403,628	112,775	24,477,111	280,425	11,762,694	15,233	39,622,993

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$66,403,628	$112,775	$24,477,111	$280,425	$11,762,694	$15,233	$39,622,993

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	6,424,720	10,435	2,379,197	36,238	1,249,469	1,516	3,867,786
Units redeemed	(285,306)	—	(74,927)	(9,974)	(72,950)	—	(78,262)
Units outstanding at end of year	6,139,414	10,435	2,304,270	26,264	1,176,519	1,516	3,789,524
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$67,141,814	$110,732	$24,686,095	$384,387	$12,484,494	$15,188	$39,693,471
Proceeds from sales	$3,150,410	$32	$825,890	$106,065	$747,542	$13	$859,042

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Growth Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate Allocation Fund - Class A(a)	JNL/Vanguard Moderate Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(412)	$(130,240)	$(39)	$(311,562)	$(125)	$(42,720)	$(52)
Net realized gain (loss) on investments	4	15,296	—	29,858	2	4,348	—
Net change in unrealized appreciation
(depreciation) on investments	16,906	1,115,467	2,326	3,189,441	6,143	297,229	827
Net change in net assets
from operations	16,498	1,000,523	2,287	2,907,737	6,020	258,857	775

Contract transactions[1]
Purchase payments	784,910	13,647,019	206,564	15,589,116	181,999	14,627,190	134,473
Surrenders and terminations	—	(315,453)	—	(1,273,802)	—	(369,787)	—
Transfers between Investment Divisions	—	59,113,285	(46)	97,644,215	765	14,158,624	49
Contract owner charges	—	(85,194)	—	(144,667)	—	(21,725)	—
Net change in net assets
from contract transaction	784,910	72,359,657	206,518	111,814,862	182,764	28,394,302	134,522

Net change in net assets	801,408	73,360,180	208,805	114,722,599	188,784	28,653,159	135,297

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$801,408	$73,360,180	$208,805	$114,722,599	$188,784	$28,653,159	$135,297

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	76,341	7,234,751	20,218	11,258,719	18,087	2,894,021	13,229
Units redeemed	—	(214,014)	—	(293,832)	—	(83,787)	(1)
Units outstanding at end of year	76,341	7,020,737	20,218	10,964,887	18,087	2,810,234	13,228
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$784,909	$74,570,710	$206,518	$114,825,996	$182,763	$29,241,633	$134,534
Proceeds from sales	$412	$2,341,293	$39	$3,322,695	$125	$890,051	$64

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Moderate Growth Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth Allocation Fund - Class I(a)	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)	JNL/WCM Focused International Equity Fund - Class A
Operations
Net investment income (loss)	$(66,150)	$(245)	$(137,309)	$(9)	$(68,094)	$(25)	$(142,756)
Net realized gain (loss) on investments	6,611	2	(61,328)	—	15,786	1	627,717
Net change in unrealized appreciation
(depreciation) on investments	737,201	6,546	1,660,405	404	1,146,520	951	4,745,664
Net change in net assets
from operations	677,662	6,303	1,461,768	395	1,094,212	927	5,230,625

Contract transactions[1]
Purchase payments	27,830,193	333,241	9,175,102	96,729	21,994,948	99,379	4,652,111
Surrenders and terminations	(66,453)	—	(532,259)	—	(209,690)	(44)	(1,083,238)
Transfers between Investment Divisions	16,745,563	446	42,006,214	667	24,814,957	1,666	9,954,486
Contract owner charges	(38,004)	—	(92,971)	—	(33,314)	—	(15,691)
Net change in net assets
from contract transaction	44,471,299	333,687	50,556,086	97,396	46,566,901	101,001	13,507,668

Net change in net assets	45,148,961	339,990	52,017,854	97,791	47,661,113	101,928	18,738,293

Net assets beginning of year	—	—	—	—	—	—	12,385,965

Net assets end of year	$45,148,961	$339,990	$52,017,854	$97,791	$47,661,113	$101,928	$31,124,258

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	1,160,185
Units issued	4,422,801	32,793	6,014,977	9,108	4,541,170	9,524	1,495,724
Units redeemed	(54,626)	—	(1,169,058)	—	(84,507)	(5)	(419,149)
Units outstanding at end of year	4,368,175	32,793	4,845,919	9,108	4,456,663	9,519	2,236,760
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$45,029,966	$333,687	$62,602,646	$97,396	$47,454,567	$101,051	$18,909,800
Proceeds from sales	$624,817	$245	$12,183,870	$9	$955,760	$75	$5,524,248

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I(a)
Operations
Net investment income (loss)	$(8)	$61,034	$(1)	$4,913,519	$(330)	$(16,193,881)	$398
Net realized gain (loss) on investments	—	35,456	—	264,072,318	17	—	—
Net change in unrealized appreciation
(depreciation) on investments	335	69,558	62	438,190,678	11,177	—	—
Net change in net assets
from operations	327	166,048	61	707,176,515	10,864	(16,193,881)	398

Contract transactions[1]
Purchase payments	18,600	1,061,581	4,600	939,090,922	1,092,891	366,558,748	1,346,736
Surrenders and terminations	—	(255,292)	—	(404,798,904)	—	(308,971,810)	—
Transfers between Investment Divisions	7,447	255,022	—	134,693,617	5,064	(412,857,048)	(464,166)
Contract owner charges	—	(3,353)	—	(74,945,737)	—	(15,822,600)	—
Net change in net assets
from contract transaction	26,047	1,057,958	4,600	594,039,898	1,097,955	(371,092,710)	882,570

Net change in net assets	26,374	1,224,006	4,661	1,301,216,413	1,108,819	(387,286,591)	882,968

Net assets beginning of year	—	3,252,280	—	6,047,242,968	—	1,512,917,966	—

Net assets end of year	$26,374	$4,476,286	$4,661	$7,348,459,381	$1,108,819	$1,125,631,375	$882,968

[1]Contract unit transactions
Units outstanding at beginning of year	—	339,822	—	139,519,238	—	127,520,520	—
Units issued	1,826	241,082	466	32,970,013	16,196	76,170,366	84,704
Units redeemed	—	(133,627)	—	(20,670,005)	(24)	(108,342,757)	(31,560)
Units outstanding at end of year	1,826	447,277	466	151,819,246	16,172	95,348,129	53,144
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$26,047	$2,473,289	$4,600	$1,765,506,685	$1,099,557	$908,276,962	$1,407,464
Proceeds from sales	$8	$1,354,298	$1	$1,014,921,676	$1,933	$1,295,563,553	$524,496

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)
Operations
Net investment income (loss)	$1,768,109	$(28)
Net realized gain (loss) on investments	61,263,296	148
Net change in unrealized appreciation
(depreciation) on investments	31,439,568	1,791
Net change in net assets
from operations	94,470,973	1,911

Contract transactions[1]
Purchase payments	46,481,796	99,929
Surrenders and terminations	(44,978,160)	—
Transfers between Investment Divisions	(6,951,753)	3
Contract owner charges	(8,303,881)	—
Net change in net assets
from contract transaction	(13,751,998)	99,932

Net change in net assets	80,718,975	101,843

Net assets beginning of year	703,505,205	—

Net assets end of year	$784,224,180	$101,843

[1]Contract unit transactions
Units outstanding at beginning of year	21,012,772	—
Units issued	4,268,371	2,930
Units redeemed	(4,708,654)	(842)
Units outstanding at end of year	20,572,489	2,088
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$204,593,041	$139,459
Proceeds from sales	$175,501,474	$39,555

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund
Operations
Net investment income (loss)	$(4,201,518)	$(1,455,289)	$(791,954)	$(747,448)	$(2,546,187)	$(430,595)	$(2,196,858)
Net realized gain (loss)	(5,885,690)	(197,976)	(1,531,563)	(214,794)	(861,368)	(662,334)	(1,931,035)
Net change in unrealized appreciation
(depreciation) on investments	6,066,594	6,186,775	6,380,549	3,415,107	16,208,913	2,459,766	16,795,904
Net increase (decrease) in net assets
from operations	(4,020,614)	4,533,510	4,057,032	2,452,865	12,801,358	1,366,837	12,668,011

Contract transactions[1]
Purchase payments	18,157,453	23,592,717	3,840,079	6,177,504	39,669,941	1,890,543	15,588,859
Surrenders and terminations	(29,457,465)	(13,235,978)	(3,818,103)	(6,642,507)	(10,068,745)	(3,414,534)	(9,117,213)
Transfers between Investment Divisions	(62,853,326)	(317,722)	(9,355,602)	(7,864,602)	(22,714,460)	(7,626,922)	(19,656,257)
Contract owner charges	(448,897)	(84,768)	(76,485)	(55,399)	(257,633)	(36,896)	(280,768)
Net increase (decrease) in net assets
from contract transaction	(74,602,235)	9,954,249	(9,410,111)	(8,385,004)	6,629,103	(9,187,809)	(13,465,379)

Net increase (decrease) in net assets	(78,622,849)	14,487,759	(5,353,079)	(5,932,139)	19,430,461	(7,820,972)	(797,368)

Net assets beginning of period	445,496,695	122,256,189	81,460,935	71,861,619	240,234,049	45,565,316	219,742,526

Net assets end of period	$366,873,846	$136,743,948	$76,107,856	$65,929,480	$259,664,510	$37,744,344	$218,945,158

[1]Contract Unit Transactions
Units Outstanding at beginning of period	43,427,143	11,686,380	6,203,394	7,566,663	21,832,192	4,905,836	18,027,920
Units Issued	3,258,900	4,446,402	858,475	1,698,888	5,323,455	438,971	2,570,939
Units Redeemed	(10,599,713)	(3,492,596)	(1,568,371)	(2,554,010)	(4,669,586)	(1,417,952)	(3,656,760)
Units Outstanding at end of period	36,086,330	12,640,186	5,493,498	6,711,541	22,486,061	3,926,855	16,942,099
See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund
Operations
Net investment income (loss)	$(4,324,647)	$(8,296,410)	$(121,276)	$234,285	$404,179	$580,642	$(871,551)
Net realized gain (loss)	(1,326,858)	(4,117,208)	(256,674)	2,066,985	8,551,042	8,120,618	(777,103)
Net change in unrealized appreciation
(depreciation) on investments	22,339,957	48,578,218	1,365,207	1,712,497	1,970,849	3,344,750	842,130
Net increase (decrease) in net assets
from operations	16,688,452	36,164,600	987,257	4,013,767	10,926,070	12,046,010	(806,524)

Contract transactions[1]
Purchase payments	51,500,644	66,512,735	958,367	17,497,434	19,233,379	36,432,652	15,236,084
Surrenders and terminations	(27,236,639)	(43,405,361)	(864,934)	(7,228,328)	(7,586,392)	(10,052,200)	(3,779,060)
Transfers between Investment Divisions	(25,033,397)	(69,827,754)	3,062,957	12,845,758	2,889,808	10,429,479	(16,127,182)
Contract owner charges	(340,256)	(721,943)	(23,371)	(90,464)	(110,016)	(123,401)	(52,687)
Net increase (decrease) in net assets
from contract transaction	(1,109,648)	(47,442,323)	3,133,019	23,024,400	14,426,779	36,686,530	(4,722,845)

Net increase (decrease) in net assets	15,578,804	(11,277,723)	4,120,276	27,038,167	25,352,849	48,732,540	(5,529,369)

Net assets beginning of period	398,190,267	812,819,350	9,035,943	75,313,372	134,332,183	175,369,830	91,115,483

Net assets end of period	$413,769,071	$801,541,627	$13,156,219	$102,351,539	$159,685,032	$224,102,370	$85,586,114

[1]Contract Unit Transactions
Units Outstanding at beginning of period	34,342,709	70,034,620	1,078,460	6,766,711	10,621,852	14,575,054	7,792,647
Units Issued	7,271,466	9,000,674	689,154	3,511,496	2,963,240	5,776,786	2,318,752
Units Redeemed	(7,347,643)	(13,074,167)	(359,224)	(1,480,116)	(1,825,856)	(2,772,118)	(2,746,965)
Units Outstanding at end of period	34,266,532	65,961,127	1,408,390	8,798,091	11,759,236	17,579,722	7,364,434

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund
Operations
Net investment income (loss)	$(1,878,049)	$(286,244)	$977,957	$(331,775)	$3,069,050	$1,277,471	$778,616
Net realized gain (loss)	1,992,487	(6,934,804)	(1,653,809)	(1,031,807)	1,303,846	(443,336)	(447,542)
Net change in unrealized appreciation
(depreciation) on investments	14,626,272	8,971,556	1,590,142	10,782,146	(3,866,001)	878,527	1,180,645
Net increase (decrease) in net assets
from operations	14,740,710	1,750,508	914,290	9,418,564	506,895	1,712,662	1,511,719

Contract transactions[1]
Purchase payments	34,632,641	4,269,056	4,388,111	5,552,023	178,261,175	4,476,144	3,084,455
Surrenders and terminations	(7,968,582)	(1,453,491)	(6,289,708)	(1,726,798)	(42,079,916)	(2,449,039)	(1,712,434)
Transfers between Investment Divisions	715,549	2,472,598	(10,747,989)	4,695,638	211,939,689	(2,002,166)	1,078,794
Contract owner charges	(107,455)	(16,471)	(37,544)	(31,645)	(5,335,752)	(25,488)	(26,566)
Net increase (decrease) in net assets
from contract transaction	27,272,153	5,271,692	(12,687,130)	8,489,218	342,785,196	(549)	2,424,249

Net increase (decrease) in net assets	42,012,863	7,022,200	(11,772,840)	17,907,782	343,292,091	1,712,113	3,935,968

Net assets beginning of period	172,664,468	25,093,515	67,175,748	36,078,809	364,627,178	34,210,822	27,780,067

Net assets end of period	$214,677,331	$32,115,715	$55,402,908	$53,986,591	$707,919,269	$35,922,935	$31,716,035

[1]Contract Unit Transactions
Units Outstanding at beginning of period	11,312,975	2,638,428	6,854,232	2,647,721	34,644,218	3,460,209	2,173,066
Units Issued	4,774,845	1,386,976	1,168,645	1,382,439	60,212,795	1,473,381	897,091
Units Redeemed	(3,057,178)	(911,491)	(2,467,254)	(874,390)	(27,995,331)	(1,486,208)	(731,028)
Units Outstanding at end of period	13,030,642	3,113,913	5,555,623	3,155,770	66,861,682	3,447,382	2,339,129

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund (a)	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund
Operations
Net investment income (loss)	$1,975,537	$99,804	$171,202	$170,156	$(96,994)	$(531,107)	$65,272
Net realized gain (loss)	4,670,904	843,268	(861,832)	(5,597)	(328,712)	(1,674,942)	760,341
Net change in unrealized appreciation
(depreciation) on investments	877,508	(3,839,464)	536,845	(570,523)	1,302,977	4,245,989	1,057,877
Net increase (decrease) in net assets
from operations	7,523,949	(2,896,392)	(153,785)	(405,964)	877,271	2,039,940	1,883,490

Contract transactions[1]
Purchase payments	7,857,456	6,998,713	459,209	2,283,645	2,953,212	3,052,053	30,528,387
Surrenders and terminations	(8,004,196)	(1,713,281)	(223,305)	(621,049)	(493,247)	(5,692,007)	(7,713,563)
Transfers between Investment Divisions	(11,871,756)	(4,790,273)	(15,702,350)	64,713	3,415,024	(14,558,408)	102,601,688
Contract owner charges	(103,863)	(26,209)	(2,538)	(8,356)	(2,846)	(84,864)	(849,771)
Net increase (decrease) in net assets
from contract transaction	(12,122,359)	468,950	(15,468,984)	1,718,953	5,872,143	(17,283,226)	124,566,741

Net increase (decrease) in net assets	(4,598,410)	(2,427,442)	(15,622,769)	1,312,989	6,749,414	(15,243,286)	126,450,231

Net assets beginning of period	120,656,286	43,939,479	15,622,769	12,350,065	5,281,296	101,147,607	59,544,749

Net assets end of period	$116,057,876	$41,512,037	$—	$13,663,054	$12,030,710	$85,904,321	$185,994,980

[1]Contract Unit Transactions
Units Outstanding at beginning of period	10,295,797	3,780,977	1,807,572	1,225,523	926,455	10,351,801	5,569,449
Units Issued	1,460,219	1,767,867	147,556	627,781	1,652,112	768,669	17,032,456
Units Redeemed	(2,500,980)	(1,747,153)	(1,955,128)	(462,444)	(673,466)	(2,537,424)	(5,922,433)
Units Outstanding at end of period	9,255,036	3,801,691	—	1,390,860	1,905,101	8,583,046	16,679,472
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A
Operations
Net investment income (loss)	$1,235,779	$(4,407,432)	$(60,093)	$(53,264)	$(250,398)	$(94,008)	$(7,739,859)
Net realized gain (loss)	(483,379)	10,095,631	5,069,491	122,210	3,014,890	58,778	(10,661,890)
Net change in unrealized appreciation
(depreciation) on investments	510,992	31,811,070	11,848,705	2,010,971	10,391,137	(124,491)	27,911,101
Net increase (decrease) in net assets
from operations	1,263,392	37,499,269	16,858,103	2,079,917	13,155,629	(159,721)	9,509,352

Contract transactions[1]
Purchase payments	1,327,971	234,385,377	6,423,234	3,729,523	9,492,688	2,849,113	6,990,449
Surrenders and terminations	(2,678,240)	(30,256,764)	(6,851,340)	(1,062,342)	(3,297,499)	(356,511)	(37,153,035)
Transfers between Investment Divisions	1,793,270	173,507,747	(9,271,552)	3,570,115	9,517,931	1,823,762	(62,146,112)
Contract owner charges	(8,353)	(368,116)	(83,228)	(37,240)	(61,423)	(3,298)	(6,283,679)
Net increase (decrease) in net assets
from contract transaction	434,648	377,268,244	(9,782,886)	6,200,056	15,651,697	4,313,066	(98,592,377)

Net increase (decrease) in net assets	1,698,040	414,767,513	7,075,217	8,279,973	28,807,326	4,153,345	(89,083,025)

Net assets beginning of period	14,027,366	379,007,667	110,140,784	11,347,226	24,596,249	8,232,620	617,911,974

Net assets end of period	$15,725,406	$793,775,180	$117,216,001	$19,627,199	$53,403,575	$12,385,965	$528,828,949

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,497,056	31,534,208	7,080,688	1,037,090	7,862,412	764,490	36,534,684
Units Issued	704,488	36,885,341	1,025,404	950,605	10,024,617	708,297	1,886,014
Units Redeemed	(677,175)	(6,512,459)	(1,685,757)	(433,745)	(6,625,930)	(312,602)	(7,747,994)
Units Outstanding at end of period	1,524,369	61,907,090	6,420,335	1,553,950	11,261,099	1,160,185	30,672,704

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A
Operations
Net investment income (loss)	$(10,786,558)	$(18,032,095)	$(23,014,157)	$(20,628,331)	$(26,364,455)	$(37,503,237)	$(46,680)
Net realized gain (loss)	(1,333,797)	4,944,961	4,050,583	(8,954,981)	(13,644,737)	(21,365,242)	(14,218)
Net change in unrealized appreciation
(depreciation) on investments	61,745,059	84,715,601	115,000,276	93,769,696	106,298,540	124,862,542	137,948
Net increase (decrease) in net assets
from operations	49,624,704	71,628,467	96,036,702	64,186,384	66,289,348	65,994,063	77,050

Contract transactions[1]
Purchase payments	91,640,150	93,117,195	137,775,224	50,060,008	53,752,600	88,079,923	2,872,937
Surrenders and terminations	(28,088,122)	(69,955,687)	(73,266,925)	(83,549,019)	(92,601,333)	(129,505,056)	(495,880)
Transfers between Investment Divisions	17,573,993	20,716,212	(11,367,342)	(116,034,432)	(146,182,695)	(271,182,388)	(43,522)
Contract owner charges	(10,806,505)	(16,960,204)	(22,577,031)	(21,448,416)	(27,044,300)	(37,682,047)	(4,992)
Net increase (decrease) in net assets
from contract transaction	70,319,516	26,917,516	30,563,926	(170,971,859)	(212,075,728)	(350,289,568)	2,328,543

Net increase (decrease) in net assets	119,944,220	98,545,983	126,600,628	(106,785,475)	(145,786,380)	(284,295,505)	2,405,593

Net assets beginning of period	713,546,555	1,228,352,641	1,604,573,058	1,536,305,746	1,942,017,326	2,748,450,622	6,229,120

Net assets end of period	$833,490,775	$1,326,898,624	$1,731,173,686	$1,429,520,271	$1,796,230,946	$2,464,155,117	$8,634,713

[1]Contract Unit Transactions
Units Outstanding at beginning of period	63,022,110	97,592,388	131,660,012	95,281,047	117,833,160	167,002,645	655,446
Units Issued	17,314,614	17,203,657	23,553,730	6,557,448	7,212,977	12,558,882	583,202
Units Redeemed	(11,347,153)	(15,255,946)	(21,484,948)	(17,125,032)	(20,082,635)	(33,794,906)	(335,396)
Units Outstanding at end of period	68,989,571	99,540,099	133,728,794	84,713,463	104,963,502	145,766,621	903,252

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL Multi-Manager Mid Cap Fund - A(a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A
Operations
Net investment income (loss)	$(10,904)	$(12,741,362)	$(3,901,623)	$(332,098)	$(19,228,217)	$(31,292,713)	$(6,676,662)
Net realized gain (loss)	3,350	74,980,188	34,301,184	(373,731)	6,029,564	51,241,535	(4,558,343)
Net change in unrealized appreciation
(depreciation) on investments	138,862	(30,874,397)	80,157,080	1,626,013	91,535,363	317,960,214	12,693,144
Net increase (decrease) in net assets
from operations	131,308	31,364,429	110,556,641	920,184	78,336,710	337,909,036	1,458,139

Contract transactions[1]
Purchase payments	2,436,884	36,053,757	33,551,263	4,211,409	265,716,000	286,247,267	38,253,597
Surrenders and terminations	(38,321)	(43,881,835)	(24,912,344)	(1,283,017)	(65,895,894)	(100,467,381)	(25,863,273)
Transfers between Investment Divisions	6,884,783	(98,101,137)	3,051,716	(2,645,102)	238,379,443	386,324,928	18,984,038
Contract owner charges	(7,840)	(11,664,788)	(6,252,806)	(25,872)	(17,354,939)	(29,027,049)	(6,056,801)
Net increase (decrease) in net assets
from contract transaction	9,275,506	(117,594,003)	5,437,829	257,418	420,844,610	543,077,765	25,317,561

Net increase (decrease) in net assets	9,406,814	(86,229,574)	115,994,470	1,177,602	499,181,320	880,986,801	26,775,700

Net assets beginning of period	—	1,000,620,196	513,864,116	31,737,901	1,119,371,900	1,828,935,192	418,272,360

Net assets end of period	$9,406,814	$914,390,622	$629,858,586	$32,915,503	$1,618,553,220	$2,709,921,993	$445,048,060

[1]Contract Unit Transactions
Units Outstanding at beginning of period	—	27,111,235	31,053,411	3,196,305	94,391,854	115,792,353	41,912,726
Units Issued	900,524	3,672,691	7,601,016	926,862	50,899,671	49,715,423	14,455,334
Units Redeemed	(15,756)	(7,121,133)	(7,545,111)	(901,635)	(16,427,199)	(18,589,426)	(12,208,749)
Units Outstanding at end of period	884,768	23,662,793	31,109,316	3,221,532	128,864,326	146,918,350	44,159,311
(a) Commencement of operations September 19, 2016.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/American Funds Global Small Capitalization Fund - A	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A
Operations
Net investment income (loss)	$(6,396,539)	$(44,483,789)	$(15,332,760)	$(13,307,301)	$(11,339,425)	$6,746,618	$(34,860,914)
Net realized gain (loss)	(2,396,943)	53,697,484	4,262,606	(5,181,629)	(16,835,095)	(8,175,049)	74,480,144
Net change in unrealized appreciation
(depreciation) on investments	8,185,373	305,733,448	78,261,051	35,326,755	53,737,840	(21,414,543)	51,060,144
Net increase (decrease) in net assets
from operations	(608,109)	314,947,143	67,190,897	16,837,825	25,563,320	(22,842,974)	90,679,374

Contract transactions[1]
Purchase payments	42,776,710	647,095,812	213,585,269	120,984,972	77,330,516	28,776,006	337,911,752
Surrenders and terminations	(17,011,800)	(138,830,656)	(40,292,812)	(36,875,989)	(33,626,966)	(18,972,244)	(164,162,342)
Transfers between Investment Divisions	(39,415,601)	135,652,827	132,111,997	22,379,507	43,441,909	746,582	(202,277,514)
Contract owner charges	(6,202,683)	(39,619,754)	(14,863,452)	(11,616,055)	(10,924,809)	(407,407)	(44,871,366)
Net increase (decrease) in net assets
from contract transaction	(19,853,374)	604,298,229	290,541,002	94,872,435	76,220,650	10,142,937	(73,399,470)

Net increase (decrease) in net assets	(20,461,483)	919,245,372	357,731,899	111,710,260	101,783,970	(12,700,037)	17,279,904

Net assets beginning of period	486,304,023	2,897,665,181	941,136,480	926,320,668	759,581,333	197,985,083	3,517,477,493

Net assets end of period	$465,842,540	$3,816,910,553	$1,298,868,379	$1,038,030,928	$861,365,303	$185,285,046	$3,534,757,397

[1]Contract Unit Transactions
Units Outstanding at beginning of period	38,258,569	177,484,329	75,232,186	82,237,224	73,470,430	17,415,769	301,890,130
Units Issued	7,621,092	63,932,232	34,832,204	24,231,229	19,447,077	7,698,268	46,540,617
Units Redeemed	(9,410,806)	(28,400,403)	(12,158,121)	(15,893,974)	(12,455,051)	(7,111,534)	(52,893,745)
Units Outstanding at end of period	36,468,855	213,016,158	97,906,269	90,574,479	80,462,456	18,002,503	295,537,002
See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (a)	JNL/Causeway International Value Select Fund - A
Operations
Net investment income (loss)	$(17,800,117)	$(4,920,844)	$(332,355)	$8,591,278	$(6,332,094)	$1,520,970	$(1,132,375)
Net realized gain (loss)	42,371,426	(37,323,273)	1,268,623	(26,330,963)	31,773,387	86,530,474	(13,592,509)
Net change in unrealized appreciation
(depreciation) on investments	(15,344,313)	217,065,137	(523,036)	82,154,758	(7,527,390)	(70,191,483)	8,009,508
Net increase (decrease) in net assets
from operations	9,226,996	174,821,020	413,232	64,415,073	17,913,903	17,859,961	(6,715,376)

Contract transactions[1]
Purchase payments	94,553,133	60,084,797	7,474,867	64,251,440	22,368,013	8,242,175	21,361,459
Surrenders and terminations	(72,706,383)	(44,649,175)	(1,512,682)	(30,588,062)	(32,025,215)	(7,583,914)	(21,778,553)
Transfers between Investment Divisions	409,485,631	107,050,953	(2,553,033)	55,534,306	(2,649,427)	(448,037,169)	(3,630,648)
Contract owner charges	(15,379,966)	(9,877,387)	(26,014)	(7,560,936)	(5,145,473)	(1,458,081)	(4,987,443)
Net increase (decrease) in net assets
from contract transaction	415,952,415	112,609,188	3,383,138	81,636,748	(17,452,102)	(448,836,989)	(9,035,185)

Net increase (decrease) in net assets	425,179,411	287,430,208	3,796,370	146,051,821	461,801	(430,977,028)	(15,750,561)

Net assets beginning of period	954,226,747	659,991,937	28,294,727	618,493,632	434,382,446	430,977,028	437,974,755

Net assets end of period	$1,379,406,158	$947,422,145	$32,091,097	$764,545,453	$434,844,247	$—	$422,224,194

[1]Contract Unit Transactions
Units Outstanding at beginning of period	22,499,004	93,945,773	2,744,048	49,245,421	32,309,845	12,538,671	33,824,451
Units Issued	18,566,794	38,509,339	2,281,209	18,361,554	5,959,756	973,749	5,948,889
Units Redeemed	(8,512,247)	(24,487,236)	(1,941,459)	(12,825,003)	(7,337,974)	(13,512,420)	(6,774,255)
Units Outstanding at end of period	32,553,551	107,967,876	3,083,798	54,781,972	30,931,627	—	32,999,085
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Crescent High Income Fund - A (a)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A (b)	JNL/FPA + DoubleLine Flexible Allocation - A	JNL/Franklin Templeton Founding Strategy Fund - A
Operations
Net investment income (loss)	$(194,611)	$(2,238,257)	$(13,853)	$33,281	$1,121,138	$(7,267,724)	$(18,981,441)
Net realized gain (loss)	504,267	23,918,191	10,115	942,926	(23,163,012)	(28,834,045)	26,368,594
Net change in unrealized appreciation
(depreciation) on investments	621,901	61,040,118	3,422	6,051,530	24,790,422	67,766,285	138,896,440
Net increase (decrease) in net assets
from operations	931,557	82,720,052	(316)	7,027,737	2,748,548	31,664,516	146,283,593

Contract transactions[1]
Purchase payments	10,909,149	70,841,127	1,602,437	14,613,583	1,623,710	68,356,498	51,634,788
Surrenders and terminations	(633,663)	(31,794,420)	(62,735)	(2,137,934)	(1,429,554)	(107,803,030)	(93,436,243)
Transfers between Investment Divisions	14,579,680	100,124,055	1,803,721	46,890,006	(102,541,379)	(303,066,896)	(60,458,711)
Contract owner charges	(107,711)	(7,574,965)	(1,139)	(30,638)	(407,463)	(26,567,622)	(16,510,408)
Net increase (decrease) in net assets
from contract transaction	24,747,455	131,595,797	3,342,284	59,335,017	(102,754,686)	(369,081,050)	(118,770,574)

Net increase (decrease) in net assets	25,679,012	214,315,849	3,341,968	66,362,754	(100,006,138)	(337,416,534)	27,513,019

Net assets beginning of period	—	613,326,307	—	16,146,791	100,006,138	2,259,091,190	1,341,037,155

Net assets end of period	$25,679,012	$827,642,156	$3,341,968	$82,509,545	$—	$1,921,674,656	$1,368,550,174

[1]Contract Unit Transactions
Units Outstanding at beginning of period	—	23,832,657	—	1,473,341	14,223,291	184,904,106	120,927,163
Units Issued	7,704,361	9,434,237	486,574	5,754,809	1,250,130	14,637,977	11,548,727
Units Redeemed	(5,248,009)	(4,782,104)	(165,717)	(829,994)	(15,473,421)	(45,764,902)	(22,280,107)
Units Outstanding at end of period	2,456,352	28,484,790	320,857	6,398,156	—	153,777,181	110,195,783
(a) Commencement of operations April 25, 2016.
(b) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A
Operations
Net investment income (loss)	$2,616,884	$(8,533,751)	$55,626,996	$351,720	$5,946,925	$9,996,567	$(2,018,884)
Net realized gain (loss)	20,357,504	(26,987,746)	(12,402,341)	(3,338,037)	46,553,939	(3,884,042)	(10,118,864)
Net change in unrealized appreciation
(depreciation) on investments	13,157,232	48,658,831	157,690,309	(11,882,604)	26,374,001	(1,890,087)	22,959,851
Net increase (decrease) in net assets
from operations	36,131,620	13,137,334	200,914,964	(14,868,921)	78,874,865	4,222,438	10,822,103

Contract transactions[1]
Purchase payments	25,492,381	46,204,523	111,096,870	41,728,926	30,223,732	94,240,427	3,743,221
Surrenders and terminations	(23,317,067)	(33,753,283)	(111,714,429)	(21,965,151)	(33,472,204)	(65,608,337)	(10,438,076)
Transfers between Investment Divisions	(23,894,987)	(72,024,419)	(27,688,645)	(73,118,958)	(14,560,549)	18,368,245	(9,045,757)
Contract owner charges	(5,490,847)	(6,792,021)	(19,865,371)	(5,902,870)	(7,619,433)	(11,287,065)	(1,528,707)
Net increase (decrease) in net assets
from contract transaction	(27,210,520)	(66,365,200)	(48,171,575)	(59,258,053)	(25,428,454)	35,713,270	(17,269,319)

Net increase (decrease) in net assets	8,921,100	(53,227,866)	152,743,389	(74,126,974)	53,446,411	39,935,708	(6,447,216)

Net assets beginning of period	428,989,612	681,887,395	1,673,566,923	541,130,272	582,264,369	883,013,079	145,685,901

Net assets end of period	$437,910,712	$628,659,529	$1,826,310,312	$467,003,298	$635,710,780	$922,948,787	$139,238,685

[1]Contract Unit Transactions
Units Outstanding at beginning of period	42,763,056	61,593,738	130,229,653	53,457,927	50,956,197	34,957,980	13,269,250
Units Issued	6,142,813	10,588,170	19,590,315	10,387,765	6,706,071	11,299,033	1,961,557
Units Redeemed	(8,940,650)	(16,763,796)	(23,831,884)	(16,666,214)	(8,961,243)	(10,202,604)	(3,477,704)
Units Outstanding at end of period	39,965,219	55,418,112	125,988,084	47,179,478	48,701,025	36,054,409	11,753,103

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)
Operations
Net investment income (loss)	$(9,583,306)	$(3,537,550)	$3,309	$(1,556,753)	$7,851,092	$2,908,020	$(2,409,027)
Net realized gain (loss)	(22,292,397)	24,948,308	(58,461)	4,163,637	28,464,848	15,928,410	(71,660,399)
Net change in unrealized appreciation
(depreciation) on investments	108,564,638	(3,811,266)	1,533,028	(21,161,327)	(30,019,965)	(39,835,786)	38,508,763
Net increase (decrease) in net assets
from operations	76,688,935	17,599,492	1,477,876	(18,554,443)	6,295,975	(20,999,356)	(35,560,663)

Contract transactions[1]
Purchase payments	51,549,476	25,001,956	3,838,288	18,641,238	107,973,662	77,523,218	13,786,331
Surrenders and terminations	(31,747,654)	(20,015,393)	(399,162)	(21,066,598)	(66,993,430)	(35,862,370)	(8,989,739)
Transfers between Investment Divisions	(30,125,423)	(58,616,964)	2,031,510	63,747,547	(49,137,918)	35,147,910	(603,725,002)
Contract owner charges	(8,711,837)	(3,976,520)	(3,434)	(4,993,571)	(15,623,017)	(8,730,663)	(2,148,714)
Net increase (decrease) in net assets
from contract transaction	(19,035,438)	(57,606,921)	5,467,202	56,328,616	(23,780,703)	68,078,095	(601,077,124)

Net increase (decrease) in net assets	57,653,497	(40,007,429)	6,945,078	37,774,173	(17,484,728)	47,078,739	(636,637,787)

Net assets beginning of period	655,101,947	355,250,999	7,834,135	334,512,797	1,307,859,440	748,807,046	636,637,787

Net assets end of period	$712,755,444	$315,243,570	$14,779,213	$372,286,970	$1,290,374,712	$795,885,785	$—

[1]Contract Unit Transactions
Units Outstanding at beginning of period	35,544,822	27,432,097	890,400	45,373,484	79,884,776	38,012,937	33,107,772
Units Issued	6,436,825	4,982,745	1,003,110	25,033,636	19,778,971	11,383,477	2,874,324
Units Redeemed	(7,527,709)	(9,615,429)	(384,414)	(17,499,119)	(21,880,945)	(8,119,450)	(35,982,096)
Units Outstanding at end of period	34,453,938	22,799,413	1,509,096	52,908,001	77,782,802	41,276,964	—
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A
Operations
Net investment income (loss)	$(2,911,081)	$(13,386,663)	$(13,004,154)	$4,578,881	$3,248,098	$(5,156,039)	$(5,084,298)
Net realized gain (loss)	10,909,910	16,352,140	45,164,828	(3,666,039)	(18,756,835)	11,752,760	(1,317,983)
Net change in unrealized appreciation
(depreciation) on investments	30,815,954	89,037,497	(49,089,034)	(5,023,491)	75,808,953	28,724,655	8,251,462
Net increase (decrease) in net assets
from operations	38,814,783	92,002,974	(16,928,360)	(4,110,649)	60,300,216	35,321,376	1,849,181

Contract transactions[1]
Purchase payments	26,758,743	118,353,828	89,589,243	134,552,541	9,864,995	18,864,706	92,695,447
Surrenders and terminations	(16,625,458)	(41,450,622)	(48,702,993)	(84,453,219)	(23,283,588)	(20,277,968)	(56,758,934)
Transfers between Investment Divisions	18,567,347	39,032,512	(167,951,954)	104,423,136	(19,675,846)	(6,860,585)	56,992,962
Contract owner charges	(3,501,934)	(10,971,696)	(10,135,384)	(10,798,310)	(3,903,490)	(4,521,252)	(8,455,445)
Net increase (decrease) in net assets
from contract transaction	25,198,698	104,964,022	(137,201,088)	143,724,148	(36,997,929)	(12,795,099)	84,474,030

Net increase (decrease) in net assets	64,013,481	196,966,996	(154,129,448)	139,613,499	23,302,287	22,526,277	86,323,211

Net assets beginning of period	276,598,293	935,307,493	1,069,598,109	761,725,117	361,718,936	370,035,817	728,110,815

Net assets end of period	$340,611,774	$1,132,274,489	$915,468,661	$901,338,616	$385,021,223	$392,562,094	$814,434,026

[1]Contract Unit Transactions
Units Outstanding at beginning of period	11,289,982	37,628,440	26,422,269	37,237,550	35,629,995	29,808,581	51,661,921
Units Issued	3,767,592	15,223,867	5,117,444	29,892,176	4,132,433	5,664,208	27,231,811
Units Redeemed	(2,862,337)	(11,571,884)	(8,907,586)	(23,593,468)	(7,662,734)	(6,846,289)	(21,640,463)
Units Outstanding at end of period	12,195,237	41,280,423	22,632,127	43,536,258	32,099,694	28,626,500	57,253,269

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A
Operations
Net investment income (loss)	$3,175,544	$5,594,025	$(9,936,630)	$(11,463,956)	$1,071,671	$(21,154,445)	$(52,031,738)
Net realized gain (loss)	(21,314,803)	(24,789,903)	9,155,364	(13,184,686)	723,822	15,603,161	105,463,324
Net change in unrealized appreciation
(depreciation) on investments	56,876,106	3,745,917	70,669,523	20,731,850	11,784,664	308,991,454	343,982,502
Net increase (decrease) in net assets
from operations	38,736,847	(15,449,961)	69,888,257	(3,916,792)	13,580,157	303,440,170	397,414,088

Contract transactions[1]
Purchase payments	69,484,968	33,603,018	43,892,369	95,486,507	18,921,220	189,673,047	541,559,519
Surrenders and terminations	(23,779,030)	(17,718,539)	(35,407,439)	(49,952,851)	(9,601,605)	(83,936,044)	(200,629,100)
Transfers between Investment Divisions	127,176,643	(105,170,939)	9,181,741	59,476,072	(31,778,041)	326,959,541	356,403,243
Contract owner charges	(7,157,059)	(4,605,019)	(8,740,610)	(10,760,794)	(2,409,590)	(18,819,787)	(43,949,905)
Net increase (decrease) in net assets
from contract transaction	165,725,522	(93,891,479)	8,926,061	94,248,934	(24,868,016)	413,876,757	653,383,757

Net increase (decrease) in net assets	204,462,369	(109,341,440)	78,814,318	90,332,142	(11,287,859)	717,316,927	1,050,797,845

Net assets beginning of period	472,165,957	433,279,702	685,602,343	1,004,071,344	219,873,417	1,500,007,274	3,706,169,520

Net assets end of period	$676,628,326	$323,938,262	$764,416,661	$1,094,403,486	$208,585,558	$2,217,324,201	$4,756,967,365

[1]Contract Unit Transactions
Units Outstanding at beginning of period	60,211,129	31,078,559	53,341,581	59,596,186	13,507,062	58,796,865	206,598,280
Units Issued	40,823,377	6,624,772	8,708,447	16,465,164	3,999,068	27,034,140	80,132,070
Units Redeemed	(21,602,850)	(13,779,514)	(8,272,812)	(10,952,785)	(5,678,010)	(12,656,809)	(46,134,639)
Units Outstanding at end of period	79,431,656	23,923,817	53,777,216	65,108,565	11,828,120	73,174,196	240,595,711

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A
Operations
Net investment income (loss)	$(11,952,789)	$585,490	$(4,371,975)	$(506,513)	$(2,059,684)	$(1,439,042)	$8,823,862
Net realized gain (loss)	1,781,778	2,955,710	(4,084,537)	(796,207)	(2,927,237)	(3,380,243)	651,184
Net change in unrealized appreciation
(depreciation) on investments	315,833,677	3,469,238	20,140,689	2,072,871	8,935,700	(5,004,283)	7,195,290
Net increase (decrease) in net assets
from operations	305,662,666	7,010,438	11,684,177	770,151	3,948,779	(9,823,568)	16,670,336

Contract transactions[1]
Purchase payments	125,392,929	12,847,318	18,346,214	5,947,967	21,222,102	16,078,202	51,316,560
Surrenders and terminations	(74,481,423)	(4,247,968)	(40,963,053)	(2,549,508)	(16,802,574)	(3,823,139)	(23,040,408)
Transfers between Investment Divisions	212,463,246	15,860,395	(54,791,950)	(10,571,700)	(33,412,360)	(797,236)	59,511,457
Contract owner charges	(13,397,501)	(57,149)	(443,974)	(44,366)	(192,987)	(1,451,373)	(5,605,850)
Net increase (decrease) in net assets
from contract transaction	249,977,251	24,402,596	(77,852,763)	(7,217,607)	(29,185,819)	10,006,454	82,181,759

Net increase (decrease) in net assets	555,639,917	31,413,034	(66,168,586)	(6,447,456)	(25,237,040)	182,886	98,852,095

Net assets beginning of period	1,176,865,861	40,434,681	445,451,468	51,577,436	206,680,698	102,044,648	400,062,597

Net assets end of period	$1,732,505,778	$71,847,715	$379,282,882	$45,129,980	$181,443,658	$102,227,534	$498,914,692

[1]Contract Unit Transactions
Units Outstanding at beginning of period	54,213,191	3,629,079	44,243,432	5,327,939	21,077,705	8,553,981	38,704,677
Units Issued	21,147,803	4,147,516	3,506,190	1,039,250	3,444,295	3,571,656	20,253,177
Units Redeemed	(11,161,704)	(2,201,107)	(11,144,784)	(1,779,122)	(6,391,188)	(2,685,587)	(12,764,008)
Units Outstanding at end of period	64,199,290	5,575,488	36,604,838	4,588,067	18,130,812	9,440,050	46,193,846
See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A
Operations
Net investment income (loss)	$(69,127)	$(9,176,552)	$50,753,415	$(32,695,745)	$34,471,849	$(18,354,784)	$(3,248,867)
Net realized gain (loss)	8,767	35,903,567	(39,659,916)	(19,814,188)	(16,054,914)	(60,220,517)	28,242,328
Net change in unrealized appreciation
(depreciation) on investments	(118,327)	(35,892,573)	28,620,335	92,351,576	66,756,616	289,082,900	78,239,683
Net increase (decrease) in net assets
from operations	(178,687)	(9,165,558)	39,713,834	39,841,643	85,173,551	210,507,599	103,233,144

Contract transactions[1]
Purchase payments	3,193,164	67,997,117	66,010,920	199,447,306	108,855,583	114,622,247	49,453,713
Surrenders and terminations	(239,690)	(60,522,156)	(80,338,835)	(223,607,064)	(74,175,098)	(98,185,720)	(21,319,767)
Transfers between Investment Divisions	1,613,619	278,173,781	10,953,992	(69,395,484)	(5,137,065)	56,563,659	248,827,869
Contract owner charges	(5,448)	(14,078,915)	(14,023,929)	(35,836,102)	(12,129,630)	(15,972,382)	(4,817,930)
Net increase (decrease) in net assets
from contract transaction	4,561,645	271,569,827	(17,397,852)	(129,391,344)	17,413,790	57,027,804	272,143,885

Net increase (decrease) in net assets	4,382,958	262,404,269	22,315,982	(89,549,701)	102,587,341	267,535,403	375,377,029

Net assets beginning of period	4,549,021	939,327,135	1,111,945,657	3,046,391,531	1,180,388,917	1,359,848,171	290,871,369

Net assets end of period	$8,931,979	$1,201,731,404	$1,134,261,639	$2,956,841,830	$1,282,976,258	$1,627,383,574	$666,248,398

[1]Contract Unit Transactions
Units Outstanding at beginning of period	539,405	49,190,842	85,311,445	155,692,979	113,073,688	76,516,581	19,267,246
Units Issued	1,036,374	33,316,801	17,240,615	29,615,184	37,332,596	38,450,028	24,798,978
Units Redeemed	(500,722)	(19,020,775)	(18,762,663)	(36,807,011)	(36,676,232)	(36,019,111)	(8,915,909)
Units Outstanding at end of period	1,075,057	63,486,868	83,789,397	148,501,152	113,730,052	78,947,498	35,150,315

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (a)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A
Operations
Net investment income (loss)	$(6,536,038)	$4,476,803	$749,489	$12,491,395	$(86,486,047)	$(4,548,004)	$33,601,226
Net realized gain (loss)	(10,153,386)	(204,996)	3,945,641	35,064,453	24,745,176	80,367,928	166,690,060
Net change in unrealized appreciation
(depreciation) on investments	135,084,290	(3,704,439)	24,187,542	(21,700,681)	575,280,158	(36,084,660)	199,708,674
Net increase (decrease) in net assets
from operations	118,394,866	567,368	28,882,672	25,855,167	513,539,287	39,735,264	399,999,960

Contract transactions[1]
Purchase payments	56,647,713	53,275,902	9,853,978	13,791,156	663,293,138	113,703,453	356,843,543
Surrenders and terminations	(22,912,824)	(6,319,550)	(10,763,192)	(26,759,365)	(298,115,249)	(48,058,315)	(157,074,225)
Transfers between Investment Divisions	226,869,293	142,086,175	26,779,709	(45,376,682)	(126,465,617)	(84,328,052)	984,595,679
Contract owner charges	(5,971,289)	(1,339,841)	(1,530,514)	(3,212,598)	(72,477,719)	(12,208,548)	(35,253,827)
Net increase (decrease) in net assets
from contract transaction	254,632,893	187,702,686	24,339,981	(61,557,489)	166,234,553	(30,891,462)	1,149,111,170

Net increase (decrease) in net assets	373,027,759	188,270,054	53,222,653	(35,702,322)	679,773,840	8,843,802	1,549,111,130

Net assets beginning of period	354,268,899	45,461,189	153,098,079	453,158,756	5,961,071,462	1,017,895,196	2,109,657,408

Net assets end of period	$727,296,658	$233,731,243	$206,320,732	$417,456,434	$6,640,845,302	$1,026,738,998	$3,658,768,538

[1]Contract Unit Transactions
Units Outstanding at beginning of period	23,863,493	2,904,866	5,948,945	31,138,446	317,277,974	49,066,405	118,250,060
Units Issued	26,326,955	18,638,045	2,286,446	2,492,647	77,043,117	15,610,796	82,068,907
Units Redeemed	(12,228,258)	(7,229,681)	(1,590,415)	(6,831,969)	(70,076,192)	(17,363,153)	(24,157,835)
Units Outstanding at end of period	37,962,190	14,313,230	6,644,976	26,799,124	324,244,899	47,314,048	176,161,132
(a) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016 and the acquired fund in JNL Series Trust for the period after April 24, 2016.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A
Operations
Net investment income (loss)	$707,562	$9,318,179	$(23,644,771)	$(21,631,770)	$(65,479,782)	$(42,844,096)	$(79,706,021)
Net realized gain (loss)	(378,065)	(64,747,347)	51,498,422	19,027,241	111,166,157	48,944,112	120,969,915
Net change in unrealized appreciation
(depreciation) on investments	1,231,687	83,094,614	46,032,304	53,611,490	153,694,004	112,019,324	179,809,715
Net increase (decrease) in net assets
from operations	1,561,184	27,665,446	73,885,955	51,006,961	199,380,379	118,119,340	221,073,609

Contract transactions[1]
Purchase payments	4,464,472	61,418,474	133,026,401	97,717,268	275,236,198	164,190,825	305,362,315
Surrenders and terminations	(1,571,997)	(41,714,685)	(81,199,783)	(126,678,416)	(223,786,956)	(198,292,923)	(336,476,982)
Transfers between Investment Divisions	(682,455)	(137,489,701)	(81,424,789)	53,546,347	(109,448,688)	(30,931,840)	(136,183,941)
Contract owner charges	(21,735)	(10,480,098)	(21,252,586)	(18,399,181)	(59,647,604)	(38,353,962)	(72,660,871)
Net increase (decrease) in net assets
from contract transaction	2,188,285	(128,266,010)	(50,850,757)	6,186,018	(117,647,050)	(103,387,900)	(239,959,479)

Net increase (decrease) in net assets	3,749,469	(100,600,564)	23,035,198	57,192,979	81,733,329	14,731,440	(18,885,870)

Net assets beginning of period	20,176,392	889,029,313	1,664,641,074	1,389,795,865	4,587,195,037	2,971,041,883	5,606,996,994

Net assets end of period	$23,925,861	$788,428,749	$1,687,676,272	$1,446,988,844	$4,668,928,366	$2,985,773,323	$5,588,111,124

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,208,789	47,145,550	82,113,282	105,545,946	226,173,180	201,530,711	295,689,459
Units Issued	1,185,198	10,639,672	14,343,914	28,028,932	31,086,633	26,245,738	36,368,572
Units Redeemed	(949,674)	(17,612,633)	(16,999,235)	(27,731,522)	(37,259,110)	(33,562,303)	(49,621,026)
Units Outstanding at end of period	2,444,313	40,172,589	79,457,961	105,843,356	220,000,703	194,214,146	282,437,005

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A
Operations
Net investment income (loss)	$499,572	$2,347,789	$(83,509)	$(46,279,667)	$(45,808,289)	$(1,551,801)	$6,908,610
Net realized gain (loss)	(6,291,075)	(22,530,298)	156,554	63,271,378	65,033,856	(1,978,043)	107,384,337
Net change in unrealized appreciation
(depreciation) on investments	40,892,171	70,320,516	1,042,251	(25,341,479)	123,204,152	3,704,463	14,346,129
Net increase (decrease) in net assets
from operations	35,100,668	50,138,007	1,115,296	(8,349,768)	142,429,719	174,619	128,639,076

Contract transactions[1]
Purchase payments	29,955,747	51,928,678	7,592,473	383,218,803	319,054,563	171,562,183	129,990,559
Surrenders and terminations	(9,864,630)	(27,322,049)	(2,210,217)	(167,992,963)	(166,251,752)	(77,498,058)	(71,695,578)
Transfers between Investment Divisions	5,755,298	16,737,129	7,731,192	(339,214,181)	(79,692,844)	1,204,254	8,459,867
Contract owner charges	(2,337,404)	(6,248,416)	(21,329)	(36,950,345)	(40,304,908)	(10,218,607)	(14,721,315)
Net increase (decrease) in net assets
from contract transaction	23,509,011	35,095,342	13,092,119	(160,938,686)	32,805,059	85,049,772	52,033,533

Net increase (decrease) in net assets	58,609,679	85,233,349	14,207,415	(169,288,454)	175,234,778	85,224,391	180,672,609

Net assets beginning of period	218,006,849	477,082,076	31,987,898	3,513,720,842	3,180,255,113	901,709,313	1,327,464,465

Net assets end of period	$276,616,528	$562,315,425	$46,195,313	$3,344,432,388	$3,355,489,891	$986,933,704	$1,508,137,074

[1]Contract Unit Transactions
Units Outstanding at beginning of period	21,868,202	28,135,920	3,401,703	64,602,826	38,666,078	87,680,028	54,205,601
Units Issued	9,394,384	12,373,101	2,485,371	14,810,397	8,414,834	47,598,133	13,972,836
Units Redeemed	(7,417,389)	(10,726,675)	(1,138,171)	(18,437,663)	(8,309,072)	(39,625,369)	(12,072,318)
Units Outstanding at end of period	23,845,197	29,782,346	4,748,903	60,975,560	38,771,840	95,652,792	56,106,119

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Operations
Net investment income (loss)	$(33,164)	$677,218	$(23,672,882)	$(2,267,463)	$1,569,978	$(6,436,384)	$(7,334,050)
Net realized gain (loss)	(3,559)	207,325,000	31,036	7,650,010	10,611,564	26,372,375	29,321,635
Net change in unrealized appreciation
(depreciation) on investments	89,468	264,575,726	—	67,455,145	10,316,141	14,615,546	44,762,757
Net increase (decrease) in net assets
from operations	52,745	472,577,944	(23,641,846)	72,837,692	22,497,683	34,551,537	66,750,342

Contract transactions[1]
Purchase payments	648,396	789,001,043	532,093,084	44,961,590	7,292,935	100,301,094	28,457,339
Surrenders and terminations	(208,658)	(281,986,238)	(384,761,120)	(35,389,693)	(7,811,521)	(46,260,271)	(37,566,047)
Transfers between Investment Divisions	(200,439)	535,225,841	(80,327,791)	9,267,036	4,492,902	(150,199,434)	10,478,575
Contract owner charges	(2,382)	(59,130,231)	(20,037,943)	(7,215,222)	(1,171,748)	(10,175,445)	(5,245,218)
Net increase (decrease) in net assets
from contract transaction	236,917	983,110,415	46,966,230	11,623,711	2,802,568	(106,334,056)	(3,875,351)

Net increase (decrease) in net assets	289,662	1,455,688,359	23,324,384	84,461,403	25,300,251	(71,782,519)	62,874,991

Net assets beginning of period	2,962,618	4,591,554,609	1,489,593,582	619,043,802	104,278,370	908,533,027	495,119,505

Net assets end of period	$3,252,280	$6,047,242,968	$1,512,917,966	$703,505,205	$129,578,621	$836,750,508	$557,994,496

[1]Contract Unit Transactions
Units Outstanding at beginning of period	314,473	116,456,855	124,377,547	20,728,273	13,219,295	39,281,788	33,833,438
Units Issued	248,756	39,149,935	166,331,099	5,182,060	3,876,272	12,395,065	7,611,595
Units Redeemed	(223,407)	(16,087,552)	(163,188,126)	(4,897,561)	(3,806,040)	(17,374,452)	(8,163,365)
Units Outstanding at end of period	339,822	139,519,238	127,520,520	21,012,772	13,289,527	34,302,401	33,281,668

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A
Operations
Net investment income (loss)	$591,561	$(4,926,724)	$8,074,818	$27,291,084	$(2,960,114)	$8,286,701	$(2,235,571)
Net realized gain (loss)	26,624,694	10,202,663	200,392,817	77,028,860	114,240,899	(45,262,106)	(21,470,748)
Net change in unrealized appreciation
(depreciation) on investments	113,139,755	11,308,196	(357,174,184)	165,083,988	(56,089,191)	371,436,170	28,107,584
Net increase (decrease) in net assets
from operations	140,356,010	16,584,135	(148,706,549)	269,403,932	55,191,594	334,460,765	4,401,265

Contract transactions[1]
Purchase payments	70,372,818	11,076,968	240,264,122	60,116,516	116,035,984	155,529,761	14,331,103
Surrenders and terminations	(33,130,291)	(28,687,707)	(124,312,737)	(248,859,495)	(42,915,861)	(73,613,244)	(45,467,254)
Transfers between Investment Divisions	193,611,720	(12,103,984)	(479,607,995)	(138,636,251)	113,994,201	237,248,743	(28,131,816)
Contract owner charges	(7,785,291)	(2,850,671)	(30,176,784)	(23,146,156)	(10,123,878)	(17,629,233)	(4,802,519)
Net increase (decrease) in net assets
from contract transaction	223,068,956	(32,565,394)	(393,833,394)	(350,525,386)	176,990,446	301,536,027	(64,070,486)

Net increase (decrease) in net assets	363,424,966	(15,981,259)	(542,539,943)	(81,121,454)	232,182,040	635,996,792	(59,669,221)

Net assets beginning of period	656,579,776	353,707,369	2,840,786,231	2,829,536,007	836,207,228	1,103,030,194	583,190,307

Net assets end of period	$1,020,004,742	$337,726,110	$2,298,246,288	$2,748,414,553	$1,068,389,268	$1,739,026,986	$523,521,086

[1]Contract Unit Transactions
Units Outstanding at beginning of period	56,107,631	20,519,751	105,322,059	166,512,131	38,562,633	40,316,902	41,101,536
Units Issued	33,873,733	3,156,477	18,936,201	11,751,526	18,754,117	19,855,511	4,275,865
Units Redeemed	(19,034,028)	(5,122,278)	(34,879,338)	(32,155,783)	(11,236,161)	(9,653,120)	(9,005,299)
Units Outstanding at end of period	70,947,336	18,553,950	89,378,922	146,107,874	46,080,589	50,519,293	36,372,102

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Operations
Net investment income (loss)	$(1,967,931)	$(8,416,538)
Net realized gain (loss)	(15,906,386)	45,362,440
Net change in unrealized appreciation
(depreciation) on investments	157,793,609	90,208,341
Net increase (decrease) in net assets
from operations	139,919,292	127,154,243

Contract transactions[1]
Purchase payments	58,031,056	122,572,176
Surrenders and terminations	(24,266,037)	(61,910,212)
Transfers between Investment Divisions	297,110,568	(10,957,834)
Contract owner charges	(5,043,932)	(14,300,663)
Net increase (decrease) in net assets
from contract transaction	325,831,655	35,403,467

Net increase (decrease) in net assets	465,750,947	162,557,710

Net assets beginning of period	315,207,899	1,172,349,636

Net assets end of period	$780,958,846	$1,334,907,346

[1]Contract Unit Transactions
Units Outstanding at beginning of period	20,761,477	102,218,393
Units Issued	25,652,666	32,801,184
Units Redeemed	(7,621,024)	(31,316,273)
Units Outstanding at end of period	38,793,119	103,703,304

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JG - Equity 100 Fund
12/31/2017	#	—	—	0.00	15.859262	15.58		1.25	16.888301	14.14	‡	0.00
12/31/2016		76,108	5,493	0.00	13.721240	5.25		1.25	13.958916	5.67		0.85
12/31/2015		81,461	6,203	2.26	13.036304	(2.47)		1.25	13.209312	(2.08)		0.85
12/31/2014		78,822	5,868	0.60	13.365997	3.53		1.25	13.489320	3.95		0.85
12/31/2013		49,262	3,806	0.11	12.909766	25.57		1.25	12.976876	26.07		0.85
JG - Fixed Income 100 Fund
12/31/2017	#	—	—	0.00	10.049322	3.16		1.25	10.691119	4.00	‡	0.00
12/31/2016		65,929	6,712	0.00	9.741099	3.21		1.25	9.910196	3.62		0.85
12/31/2015		71,862	7,567	1.19	9.438324	(3.31)		1.25	9.563943	(2.92)		0.85
12/31/2014		44,387	4,527	1.47	9.761038	0.87		1.25	9.851467	1.28		0.85
12/31/2013		22,059	2,275	0.55	9.676527	(3.63)		1.25	9.727185	(2.97)	‡	0.85
JG - Growth Fund
12/31/2017	#	—	—	0.00	12.714148	11.07		1.25	13.433035	10.45	‡	0.00
12/31/2016		259,665	22,486	0.00	11.446913	4.68		1.25	11.616244	5.10		0.85
12/31/2015		240,234	21,832	1.54	10.935398	(2.01)		1.25	11.052977	(1.61)		0.85
12/31/2014		156,055	13,932	0.47	11.159155	2.87		1.25	11.234131	3.28		0.85
12/31/2013	+	43,816	4,033	0.00	10.848221	6.60	‡	1.25	10.877509	7.44	‡	0.85
JG - Maximum Growth Fund
12/31/2017	#	—	—	0.00	14.470919	13.29		1.25	15.529180	12.28	‡	0.00
12/31/2016		218,945	16,942	0.00	12.772848	5.75		1.25	13.028841	6.17		0.85
12/31/2015		219,743	18,028	1.32	12.078427	(2.55)		1.25	12.271440	(2.15)		0.85
12/31/2014		113,732	9,114	0.66	12.393887	2.96		1.25	12.541681	3.38		0.85
12/31/2013		65,551	5,422	0.17	12.036999	17.30		1.25	12.131900	17.78		0.85
JG - Moderate Growth Fund
12/31/2017	#	—	—	0.00	13.145732	9.31		1.25	14.103357	8.96	‡	0.00
12/31/2016		801,542	65,961	0.00	12.025754	4.45		1.25	12.263598	4.87		0.85
12/31/2015		812,819	70,035	1.29	11.513522	(2.56)		1.25	11.694482	(2.17)		0.85
12/31/2014		476,811	40,122	0.71	11.816159	2.82		1.25	11.953965	3.23		0.85
12/31/2013		252,989	21,932	0.19	11.492164	10.37		1.25	11.579777	10.81		0.85
JNL Aggressive Growth Allocation Fund - Class A
12/31/2017		1,436,564	98,148	0.00	11.975808	17.65		3.15	16.901066	13.65	‡	0.00
12/31/2016		833,491	68,990	0.00	10.178918	4.74		3.15	13.512866	1.34	‡	0.30
12/31/2015		713,547	63,022	2.53	9.717960	(5.65)		3.15	12.316525	(3.12)		0.50
12/31/2014		650,863	55,249	1.63	10.299709	1.73		3.15	12.713071	4.46		0.50
12/31/2013		521,713	45,866	0.98	10.124402	20.22		3.15	12.170487	23.44		0.50
JNL Aggressive Growth Allocation Fund - Class I
12/31/2017	+	266	21	0.00	12.953324	4.89	‡	0.45	12.956691	4.91	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JG - Growth Fund - April 29, 2013; JNL Aggressive Growth Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Alt 65 Fund - Class A
12/31/2017	#	—	—	0.00	15.011958	3.59		3.61	20.376435	5.41	‡	0.00
12/31/2016		528,829	30,673	0.00	14.492179	(0.41)		3.61	17.940597	2.37		0.85
12/31/2015		617,912	36,535	1.82	14.551718	(5.29)		3.61	17.525204	(6.03)	‡	0.85
12/31/2014		622,021	35,831	1.46	15.363890	(1.96)		3.61	17.845286	0.63	‡	1.00
12/31/2013		746,748	43,103	1.00	15.671773	5.61		3.61	17.650593	8.30		1.10
JNL Conservative Allocation Fund - Class A
12/31/2017		237,629	20,582	0.00	10.752382	0.40	‡	2.30	12.310832	7.24	‡	0.00
12/31/2016		136,744	12,640	0.00	10.729749	3.18		1.25	10.941929	3.59		0.85
12/31/2015		122,256	11,686	1.17	10.399287	(2.92)		1.25	10.562722	(2.54)		0.85
12/31/2014		97,608	9,073	0.84	10.712563	2.43		1.25	10.837483	2.84		0.85
12/31/2013		55,255	5,268	0.74	10.458910	(0.40)		1.25	10.538630	0.00		0.85
JNL Conservative Allocation Fund - Class I
12/31/2017	+	6	1	0.00	11.846061	1.33	‡	0.45	11.849203	1.36	‡	0.35
JNL Growth Allocation Fund - Class A
12/31/2017		2,347,217	153,866	0.00	12.516462	14.97		3.15	17.662733	11.88	‡	0.00
12/31/2016		1,731,174	133,729	0.00	10.886540	4.21		3.15	14.451110	1.07	‡	0.30
12/31/2015		1,604,573	131,660	2.53	10.447161	(5.03)		3.15	13.239659	(2.49)		0.50
12/31/2014		1,472,586	116,853	1.88	11.000732	1.81		3.15	13.577278	4.54		0.50
12/31/2013		1,216,735	100,110	1.18	10.805322	18.88		3.15	12.987966	22.07		0.50
JNL Growth Allocation Fund - Class I
12/31/2017	+	621	46	0.00	13.553626	4.42	‡	0.45	13.557188	4.45	‡	0.35
JNL Institutional Alt 100 Fund - Class A
12/31/2017		315,316	29,831	0.00	10.434100	3.73		1.25	11.231625	4.62	‡	0.00
12/31/2016		366,874	36,086	0.00	10.059053	(1.14)		1.25	10.257705	(0.75)		0.85
12/31/2015		445,497	43,427	1.15	10.175192	(2.93)		1.25	10.334826	(2.54)		0.85
12/31/2014		330,093	31,305	1.09	10.481856	1.00		1.25	10.603814	1.41		0.85
12/31/2013		275,260	26,425	0.03	10.377791	2.59		1.25	10.456632	3.00		0.85
JNL Institutional Alt 25 Fund - Class A
12/31/2017		3,152,199	165,657	0.00	16.460960	10.90		3.06	20.947708	13.99		0.30
12/31/2016		1,429,520	84,713	0.00	14.843447	2.85		3.06	18.376634	0.73	‡	0.30
12/31/2015		1,536,306	95,281	2.29	14.432161	(5.18)		3.06	16.580846	(3.21)		1.00
12/31/2014		1,687,366	100,924	1.70	15.220732	(0.87)		3.06	17.130262	1.20		1.00
12/31/2013		1,697,533	102,360	2.03	15.353836	10.45		3.06	16.927727	12.75		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Conservative Allocation Fund - Class I - September 25, 2017; JNL Growth Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Institutional Alt 25 Fund - Class I
12/31/2017	+	113	7	0.00	17.047228	3.69	‡	0.45	17.051937	3.72	‡	0.35
JNL Institutional Alt 35 Fund - Class A
12/31/2017	#	—	—	0.00	16.051193	6.39		3.05	20.258171	8.54		0.30
12/31/2016		1,796,231	104,964	0.00	15.087401	2.06		3.05	18.664082	0.18	‡	0.30
12/31/2015		1,942,017	117,833	2.27	14.783418	(5.22)		3.05	16.972816	(3.26)		1.00
12/31/2014		2,248,151	131,465	1.60	15.597831	(1.16)		3.05	17.544505	0.89		1.00
12/31/2013		2,315,267	136,061	1.67	15.780815	9.08		3.05	17.390028	11.34		1.00
JNL Institutional Alt 50 Fund - Class A
12/31/2017		2,775,883	150,330	0.00	15.239207	6.61		3.61	20.346990	10.19		0.30
12/31/2016		2,464,155	145,767	0.00	14.293740	0.42		3.61	18.465077	(0.28)	‡	0.30
12/31/2015		2,748,451	167,003	2.24	14.234202	(5.53)		3.61	16.970733	(3.03)		1.00
12/31/2014		3,167,812	185,953	1.48	15.066773	(1.75)		3.61	17.500552	0.85		1.00
12/31/2013		3,197,208	188,513	1.31	15.334913	6.44		3.61	17.353083	9.26		1.00
JNL Institutional Alt 50 Fund - Class I
12/31/2017	+	115	7	0.00	17.121016	3.14	‡	0.45	17.124068	3.16	‡	0.35
JNL Interest Rate Opportunities Fund - Class A
12/31/2017		37,212	3,754	0.00	9.817068	2.87		1.25	10.407004	3.94	‡	0.00
12/31/2016		37,744	3,927	0.00	9.543395	3.27		1.25	9.684560	3.68		0.85
12/31/2015		45,565	4,906	0.97	9.241220	(5.10)		1.25	9.340594	(4.72)		0.85
12/31/2014		47,997	4,914	1.65	9.737764	(0.20)		1.25	9.803181	0.20		0.85
12/31/2013	+	28,938	2,962	0.00	9.757449	(2.42)	‡	1.25	9.783791	0.65	‡	0.85
JNL Moderate Allocation Fund - Class A
12/31/2017		444,046	33,657	0.00	12.241175	1.73	‡	2.34	14.048872	9.48	‡	0.00
12/31/2016		413,769	34,267	0.00	11.959560	3.91		1.25	12.196060	4.32		0.85
12/31/2015		398,190	34,343	1.57	11.509692	(2.56)		1.25	11.690572	(2.17)		0.85
12/31/2014		334,274	28,148	0.77	11.811656	2.42		1.25	11.949381	2.83		0.85
12/31/2013		172,059	14,870	0.47	11.532390	10.76		1.25	11.620290	11.20		0.85
JNL Moderate Allocation Fund - Class I
12/31/2017	+	551	42	0.00	13.143749	2.21	‡	0.45	13.147136	2.23	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Institutional Alt 25 Fund - Class I - September 25, 2017; JNL Institutional Alt 50 Fund - Class I - September 25, 2017; JNL Interest Rate Opportunities Fund - Class A - April 29, 2013; JNL Moderate Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Moderate Growth Allocation Fund - Class A
12/31/2017		2,326,033	152,031	0.00	11.734056	10.39		3.70	17.586775	9.16	‡	0.00
12/31/2016		1,326,899	99,540	0.00	10.629402	3.38		3.70	14.903869	0.93	‡	0.30
12/31/2015		1,228,353	97,592	2.40	10.282126	(5.37)		3.70	13.688602	(2.30)		0.50
12/31/2014		1,200,467	92,418	2.22	10.865604	1.53		3.70	14.010500	4.82		0.50
12/31/2013		1,026,832	82,176	1.38	10.702137	12.86		3.70	13.365738	16.53		0.50
JNL Moderate Growth Allocation Fund - Class I
12/31/2017	+	—	—	0.00	13.693605	3.35	‡	0.45	13.697170	3.37	‡	0.35
JNL Multi-Manager Alternative Fund - Class A
12/31/2017		11,887	1,181	0.56	10.004507	5.07		1.25	10.344566	5.95	‡	0.00
12/31/2016		8,635	903	0.37	9.521588	0.34		1.25	9.585670	0.74		0.85
12/31/2015	+	6,229	655	0.00	9.489060	(4.81)	‡	1.25	9.514891	(4.59)	‡	0.85
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2017		56,173	4,613	0.12	12.009157	13.30		2.40	12.381432	14.11	‡	0.00
12/31/2016	+	9,407	885	0.00	10.599375	4.06	‡	2.40	10.661078	5.98	‡	0.30
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2017	+	35	3	0.00	12.345542	6.24	‡	0.45	12.348750	6.27	‡	0.35
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2017		1,194,495	24,525	0.00	28.629283	22.37		3.91	65.821389	25.21	‡	0.00
12/31/2016		914,391	23,663	0.00	23.395507	1.70		3.91	48.682724	2.39	‡	0.30
12/31/2015		1,000,620	27,111	0.00	23.004153	(8.33)		3.91	41.518291	(5.48)	‡	0.85
12/31/2014		1,096,101	28,002	0.00	25.094707	(1.15)		3.91	42.740674	1.77		1.00
12/31/2013		1,131,303	29,432	0.08	25.385548	25.47		3.91	41.995913	29.18		1.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2017	+	67	1	0.00	68.678173	7.85	‡	0.45	68.696054	7.88	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL Multi-Manager Alternative Fund - Class A - April 27, 2015; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Multi-Manager Mid Cap Fund - Class I - September 25, 2017; JNL Multi-Manager Small Cap Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2017		642,867	28,890	0.59	16.135990	6.81		3.91	26.472295	11.52	‡	0.00
12/31/2016		629,859	31,109	0.66	15.106491	19.05		3.91	23.017462	13.77	‡	0.30
12/31/2015		513,864	31,053	0.32	12.689677	(12.91)		3.91	17.586931	(10.21)		0.85
12/31/2014		590,903	31,964	0.38	14.571079	(3.69)		3.91	19.585778	(0.70)		0.85
12/31/2013		563,849	30,233	0.95	15.129820	29.23		3.91	19.723876	33.25		0.85
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2017	+	55	2	0.00	27.111032	5.74	‡	0.45	27.118067	5.77	‡	0.35
JNL Real Assets Fund - Class A
12/31/2017		11,661	1,186	0.00	9.729945	4.95		1.25	10.314536	4.35	‡	0.00
12/31/2016		13,156	1,408	0.00	9.271295	11.26		1.25	9.408349	11.70		0.85
12/31/2015		9,036	1,078	0.63	8.333269	(12.60)		1.25	8.422776	(12.25)		0.85
12/31/2014		10,920	1,142	1.12	9.534736	(2.88)		1.25	9.598681	(2.04)	‡	0.85
12/31/2013	+	4,999	509	0.00	9.817049	(2.22)	‡	1.25	9.833508	(3.00)	‡	1.00
JNL S&P 500 Index Fund - Class I
12/31/2017	+	728	68	0.00	10.727411	7.27	‡	0.45	10.730223	7.30	‡	0.35
JNL Tactical ETF Growth Fund - Class A
12/31/2017		199,077	12,407	1.30	15.835235	17.87		1.25	17.045925	17.90	‡	0.00
12/31/2016		159,685	11,759	1.31	13.434597	7.14		1.25	13.700231	7.57		0.85
12/31/2015		134,332	10,622	1.17	12.539343	(1.24)		1.25	12.736376	(0.84)		0.85
12/31/2014		98,243	7,688	0.67	12.696731	3.26		1.25	12.844747	3.67		0.85
12/31/2013		70,581	5,718	0.00	12.295763	17.00		1.25	12.389453	17.47		0.85
JNL Tactical ETF Growth Fund - Class I
12/31/2017	+	27	2	0.00	14.383543	6.31	‡	0.45	14.386886	6.33	‡	0.35
JNL Tactical ETF Moderate Fund - Class A
12/31/2017		121,843	9,487	1.50	12.689883	10.07		1.25	13.660083	10.66	‡	0.00
12/31/2016		102,352	8,798	1.33	11.528576	4.26		1.25	11.756542	4.68		0.85
12/31/2015		75,313	6,767	1.24	11.057208	(0.97)		1.25	11.230964	(0.57)		0.85
12/31/2014		45,820	4,083	0.86	11.165427	2.74		1.25	11.295623	3.15		0.85
12/31/2013		32,732	3,002	0.00	10.868074	5.27		1.25	10.950909	5.70		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Small Cap Value Fund - Class I - September 25, 2017; JNL Real Assets Fund - Class A - April 29, 2013; JNL S&P 500 Index Fund - Class I - September 25, 2017; JNL Tactical ETF Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Tactical ETF Moderate Fund - Class I
12/31/2017	+	—	—	0.00	12.308784	3.61	‡	0.45	12.308784	3.61	‡	0.35
JNL Tactical ETF Moderate Growth Fund - Class A
12/31/2017		263,017	18,007	1.45	14.427137	14.29		1.25	15.530128	14.57	‡	0.00
12/31/2016		224,102	17,580	1.34	12.623278	5.72		1.25	12.872885	6.14		0.85
12/31/2015		175,370	14,575	1.11	11.940606	(1.09)		1.25	12.128231	(0.69)		0.85
12/31/2014		109,628	9,033	0.72	12.072145	3.23		1.25	12.212884	3.65		0.85
12/31/2013		80,235	6,837	0.00	11.694230	12.29		1.25	11.783332	12.74		0.85
JNL Tactical ETF Moderate Growth Fund - Class I
12/31/2017	+	77	6	0.00	13.574664	4.90	‡	0.45	13.577627	4.93	‡	0.35
JNL/AB Dynamic Asset Allocation Fund - Class A
12/31/2017		34,215	2,918	2.22	11.624430	14.45		1.25	12.170330	14.22	‡	0.00
12/31/2016		32,916	3,222	0.00	10.156367	2.66		1.25	10.265587	3.07		0.85
12/31/2015		31,738	3,196	0.00	9.893249	(2.91)		1.25	9.959825	(2.52)		0.85
12/31/2014	+	18,690	1,831	0.93	10.190116	1.50	‡	1.25	10.217741	(0.04)	‡	0.85
JNL/American Funds Balanced Fund - Class A
12/31/2017		723,463	44,383	1.19	10.546544	12.30		3.86	19.782320	16.36		0.30
12/31/2016		434,844	30,932	0.01	9.391206	1.74		3.86	17.000792	(2.01)	‡	0.30
12/31/2015		434,382	32,310	0.73	9.230619	(5.25)		3.86	14.450333	(2.50)		1.00
12/31/2014		449,387	32,538	0.90	9.741960	(3.26)		3.86	14.820796	(0.46)		1.00
12/31/2013		460,257	33,129	1.71	10.070530	11.17		3.86	14.888685	14.40		1.00
JNL/American Funds Balanced Fund - Class I
12/31/2017	+	431	20	0.00	21.604345	3.89	‡	0.45	21.610033	3.92	‡	0.35
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2017		3,200,699	150,649	0.00	17.536302	8.26	‡	3.90	23.108209	16.26		0.30
12/31/2016		2,709,922	146,918	0.00	16.211226	14.44		3.36	19.876857	5.07	‡	0.30
12/31/2015		1,828,935	115,792	2.48	14.165604	(6.51)		3.36	16.191248	(4.28)		1.00
12/31/2014		1,747,477	105,560	1.14	15.152218	11.19		3.36	16.914989	13.85		1.00
12/31/2013		1,145,063	78,386	1.17	13.627303	28.05		3.36	14.857839	31.11		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Tactical ETF Moderate Fund - Class I - September 25, 2017; JNL Tactical ETF Moderate Growth Fund - Class I - September 25, 2017; JNL/AB Dynamic Asset Allocation Fund - Class A - April 28, 2014; JNL/American Funds Balanced Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Blue Chip Income and Growth Fund - Class I
12/31/2017	+	146	6	0.00	24.000396	7.79	‡	0.45	24.006653	7.82	‡	0.35
JNL/American Funds Global Bond Fund - Class A
12/31/2017		492,409	46,440	0.33	9.281129	3.25		3.16	11.596046	(0.87)	‡	0.25
12/31/2016		445,048	44,159	0.00	8.988765	(0.85)		3.16	10.873784	(5.84)	‡	0.30
12/31/2015		418,272	41,913	1.28	9.065934	(7.22)		3.16	10.244081	(5.19)		1.00
12/31/2014		467,956	44,301	0.01	9.771061	(1.97)		3.16	10.804894	0.17		1.00
12/31/2013		433,086	40,893	2.11	9.967742	(5.97)		3.16	10.786833	(3.92)		1.00
JNL/American Funds Global Bond Fund - Class I
12/31/2017	+	155	13	0.00	12.027829	(0.39)	‡	0.45	12.030961	(0.37)	‡	0.35
JNL/American Funds Global Growth Fund - Class A
12/31/2017		157,760	10,461	0.69	14.935429	29.45		1.25	15.757258	27.18	‡	0.00
12/31/2016		85,586	7,364	0.00	11.537272	(0.82)		1.25	11.690038	(0.42)		0.85
12/31/2015		91,115	7,793	0.44	11.632284	5.30		1.25	11.739379	5.72		0.85
12/31/2014		31,092	2,807	0.23	11.046628	0.79		1.25	11.103818	1.19		0.85
12/31/2013	+	5,063	462	0.00	10.960118	7.92	‡	1.25	10.972881	5.73	‡	0.85
JNL/American Funds Global Growth Fund - Class I
12/31/2017	+	257	18	0.00	14.593004	5.75	‡	0.45	14.596697	5.77	‡	0.35
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2017		643,349	40,628	0.19	13.928960	21.75		3.06	17.207850	25.15		0.30
12/31/2016		465,843	36,469	0.00	11.440488	(1.30)		3.06	13.749835	(2.79)	‡	0.30
12/31/2015		486,304	38,259	0.00	11.591029	(3.06)		3.06	13.025317	(1.04)		1.00
12/31/2014		370,905	28,756	0.22	11.956709	(1.26)		3.06	13.162274	0.79		1.00
12/31/2013		316,078	24,614	0.70	12.109692	24.04		3.06	13.058859	26.63		1.00
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2017	+	225	13	0.00	17.875841	6.19	‡	0.45	17.880467	6.22	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Blue Chip Income and Growth Fund - Class I - September 25, 2017; JNL/American Funds Global Bond Fund - Class I - September 25, 2017; JNL/American Funds Global Growth Fund - Class A - September 16, 2013; JNL/American Funds Global Growth Fund - Class I - September 25, 2017; JNL/American Funds Global Small Capitalization Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Growth Allocation Fund - Class A
12/31/2017		1,994,589	126,210	0.00	14.452752	17.12		2.95	17.081415	13.32	‡	0.00
12/31/2016		1,298,868	97,906	0.00	12.340487	9.46	‡	2.95	13.966734	(0.01)	‡	0.30
12/31/2015		941,136	75,232	1.09	11.872870	(2.45)		2.85	12.704916	(0.63)		1.00
12/31/2014		640,593	50,703	0.77	12.170692	1.15		2.85	12.785507	3.03	‡	1.00
12/31/2013		357,689	29,048	0.61	12.032273	17.47		2.85	12.388475	19.54		1.10
JNL/American Funds Growth Allocation Fund - Class I
12/31/2017	+	267	16	0.00	16.331389	4.96	‡	0.45	16.335574	4.98	‡	0.35
JNL/American Funds Growth Fund - Class A
12/31/2017		346,118	16,594	0.00	20.580021	26.29		1.25	22.153845	23.68	‡	0.00
12/31/2016		214,677	13,031	0.00	16.295891	7.68		1.25	16.618257	8.11		0.85
12/31/2015		172,664	11,313	0.56	15.134295	5.12		1.25	15.372230	5.54		0.85
12/31/2014		98,155	6,775	0.28	14.397281	6.64		1.25	14.565242	7.07		0.85
12/31/2013		45,214	3,335	0.19	13.500581	27.84		1.25	13.603559	28.35		0.85
JNL/American Funds Growth Fund - Class I
12/31/2017	+	473	22	0.00	21.474835	7.86	‡	0.45	21.480421	7.89	‡	0.35
JNL/American Funds Growth-Income Fund - Class A
12/31/2017		5,536,129	256,527	0.00	18.771879	18.09		3.16	23.911570	18.56	‡	0.00
12/31/2016		3,816,911	213,016	0.00	15.895703	7.64		3.16	19.232406	3.61	‡	0.30
12/31/2015		2,897,665	177,484	0.77	14.767765	(2.13)		3.16	16.831721	0.16		0.85
12/31/2014		2,316,145	141,489	0.68	15.088660	6.76		3.16	16.804732	9.25		0.85
12/31/2013		1,561,325	103,723	0.83	14.133382	28.80		3.16	15.381331	31.81		0.85
JNL/American Funds Growth-Income Fund - Class I
12/31/2017	+	989	41	0.00	24.257930	6.42	‡	0.45	24.264275	6.45	‡	0.35
JNL/American Funds International Fund - Class A
12/31/2017		1,920,571	128,828	0.71	12.787425	27.30		3.36	16.539752	26.87	‡	0.00
12/31/2016		1,038,031	90,574	0.00	10.045415	(0.30)		3.36	12.316849	(4.24)	‡	0.30
12/31/2015		926,321	82,237	0.85	10.075587	(7.99)		3.36	11.614339	(5.65)		0.85
12/31/2014		679,179	56,638	0.76	10.950184	(6.24)		3.36	12.309601	(3.86)		0.85
12/31/2013		531,621	42,420	0.85	11.679176	17.10		3.36	12.803656	6.10	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds Growth Fund - Class I - September 25, 2017; JNL/American Funds Growth-Income Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds International Fund - Class I
12/31/2017	+	195	12	0.00	16.794047	5.33	‡	0.45	16.798415	5.36	‡	0.35
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2017		2,097,975	146,166	0.00	12.448215	4.60	‡	3.90	15.528143	10.05	‡	0.00
12/31/2016		1,618,553	128,864	0.00	11.615744	4.08		3.10	13.235364	(0.16)	‡	0.30
12/31/2015		1,119,372	94,392	1.23	11.160743	(3.19)		3.10	12.053130	(1.14)		1.00
12/31/2014		749,737	62,247	1.02	11.528573	1.09		3.10	12.192220	3.23	‡	1.00
12/31/2013		439,310	37,487	0.78	11.404526	5.14	‡	3.10	11.791486	14.00		1.10
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2017	+	568	38	0.00	14.892546	3.71	‡	0.45	14.896423	3.74	‡	0.35
JNL/American Funds New World Fund - Class A
12/31/2017		1,342,595	98,563	0.32	11.906634	24.89		3.16	14.878559	8.69	‡	0.25
12/31/2016		861,365	80,462	0.00	9.533344	1.66		3.16	11.534215	(3.66)	‡	0.30
12/31/2015		759,581	73,470	0.86	9.377378	(6.57)		3.16	10.597563	(4.53)		1.00
12/31/2014		701,141	64,512	0.84	10.036717	(11.07)		3.16	11.100310	(9.13)		1.00
12/31/2013		617,704	51,450	0.56	11.285850	7.43		3.16	12.215079	9.78		1.00
JNL/American Funds New World Fund - Class I
12/31/2017	+	218	14	0.00	15.401597	5.36	‡	0.45	15.405644	5.38	‡	0.35
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2017		370,897	22,091	0.61	13.990760	19.29		3.06	19.560509	21.01	‡	0.00
12/31/2016		315,244	22,799	0.30	11.728742	4.69		3.06	15.438076	3.73	‡	0.30
12/31/2015		355,251	27,432	0.00	11.203590	(4.69)		3.06	13.655467	(2.56)		0.85
12/31/2014		316,099	23,730	0.06	11.754462	10.49		3.06	14.013720	7.88	‡	0.85
12/31/2013		186,128	15,730	0.17	10.638287	30.15		3.06	12.277330	32.86		1.00
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
12/31/2017	+	6	0	0.00	19.980888	7.35	‡	0.45	19.986229	7.38	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds International Fund - Class I - September 25, 2017; JNL/American Funds Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds New World Fund - Class I - September 25, 2017; JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2017		145,477	14,457	0.00	9.015957	(4.01)		2.80	10.762549	(1.88)	‡	0.00
12/31/2016		185,285	18,003	4.14	9.392654	(11.08)		2.80	10.420726	(9.34)		0.85
12/31/2015		197,985	17,416	9.69	10.562706	(8.06)	‡	2.80	11.493721	1.33		0.85
12/31/2014		99,750	8,855	2.77	11.193091	7.73		1.25	11.343131	8.16		0.85
12/31/2013		75,699	7,255	5.22	10.389716	5.75		1.25	10.486958	6.18		0.85
JNL/AQR Risk Parity Fund - Class A
12/31/2017		30,664	2,684	3.21	11.320112	10.50		1.25	11.942936	11.36	‡	0.00
12/31/2016		32,116	3,114	0.00	10.244351	8.23		1.25	10.379961	8.66		0.85
12/31/2015		25,094	2,638	37.31	9.465234	(11.42)		1.25	9.552346	(11.07)		0.85
12/31/2014		19,065	1,780	0.00	10.686030	6.61		1.25	10.741330	7.16	‡	0.85
12/31/2013	+	1,348	134	0.00	10.023542	(1.04)	‡	1.25	10.030850	(0.97)	‡	1.00
JNL/BlackRock Global Allocation Fund - Class A
12/31/2017		3,844,119	285,859	1.58	11.428135	9.81		3.61	14.829182	12.14	‡	0.00
12/31/2016		3,534,757	295,537	0.39	10.407336	0.29		3.61	12.786784	(0.40)	‡	0.30
12/31/2015		3,517,477	301,890	2.06	10.377129	(4.84)		3.61	11.985760	(2.18)		0.85
12/31/2014		3,274,351	273,649	0.74	10.905275	(1.76)		3.61	12.252870	0.99		0.85
12/31/2013		2,635,571	221,416	0.63	11.100488	10.26		3.61	12.132655	13.34		0.85
JNL/BlackRock Global Allocation Fund - Class I
12/31/2017	+	248	16	0.00	15.027185	2.79	‡	0.45	15.031095	2.82	‡	0.35
JNL/BlackRock Global Long Short Credit Fund - Class A
12/31/2017		48,752	4,784	1.43	10.087131	1.92		1.25	10.693283	2.66	‡	0.00
12/31/2016		55,403	5,556	2.68	9.896872	1.50		1.25	10.043286	1.90		0.85
12/31/2015		67,176	6,854	5.34	9.750821	(2.57)		1.25	9.855675	(2.18)		0.85
12/31/2014		53,933	5,373	0.00	10.008361	(0.07)		1.25	10.075609	0.33		0.85
12/31/2013	+	22,308	2,225	0.00	10.015265	0.38	‡	1.25	10.042304	0.47	‡	0.85
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2017		813,980	96,639	0.92	6.542455	(6.41)		3.70	9.805729	(3.22)	‡	0.00
12/31/2016		947,422	107,968	0.79	6.990883	21.95		3.70	9.802230	8.75	‡	0.30
12/31/2015		659,992	93,946	0.47	5.732755	(26.51)		3.70	7.396348	(24.39)		0.85
12/31/2014		843,028	90,488	0.00	7.800985	(17.36)		3.70	9.782449	(14.97)		0.85
12/31/2013		959,276	87,201	0.39	9.439520	5.54		3.70	11.505133	8.58		0.85
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2017		1,884,011	33,596	0.00	34.250500	28.90		3.61	73.279496	8.09	‡	0.25
12/31/2016		1,379,406	32,554	0.00	26.572344	(3.10)		3.61	54.396231	(2.40)	‡	0.30
12/31/2015		954,227	22,499	0.00	27.423723	2.47		3.61	47.003517	5.18		1.00
12/31/2014		693,281	17,193	0.00	26.763737	5.02		3.61	44.690461	7.80		1.00
12/31/2013		596,971	15,995	0.03	25.483258	34.06		3.61	41.455971	37.61		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AQR Risk Parity Fund - Class A - September 16, 2013; JNL/BlackRock Global Allocation Fund - Class I - September 25, 2017; JNL/BlackRock Global Long Short Credit Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2017	+	163	2	0.00	81.834077	9.47	‡	0.45	81.855404	9.50	‡	0.35
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2017		36,505	3,289	0.00	11.011255	6.35		1.25	11.473191	7.16	‡	0.00
12/31/2016		32,091	3,084	0.00	10.353717	0.69		1.25	10.448999	1.10		0.85
12/31/2015		28,295	2,744	0.00	10.282457	4.67		1.25	10.335760	5.09		0.85
12/31/2014	+	3,303	336	0.00	9.823957	(0.94)	‡	1.25	9.835465	1.46	‡	0.85
JNL/Boston Partners Global Long Short Equity Fund - Class I
12/31/2017	+	4	0	0.00	11.077298	3.82	‡	0.45	11.080267	3.85	‡	0.35
JNL/Brookfield Global Infrastructure and MLP Fund - Class A
12/31/2017		883,807	58,353	1.85	13.614739	6.56		3.10	16.417485	8.64	‡	0.00
12/31/2016		764,545	54,782	2.61	12.776127	9.16		3.10	14.713768	(4.83)	‡	0.30
12/31/2015		618,494	49,245	1.62	11.703901	(21.03)		3.10	12.818948	(19.24)		0.85
12/31/2014		853,801	54,691	0.71	14.820786	4.08		3.10	15.872403	6.44		0.85
12/31/2013		395,362	26,810	0.85	14.240412	19.68		3.10	14.912251	22.39		0.85
JNL/Brookfield Global Infrastructure and MLP Fund - Class I
12/31/2017	+	77	5	0.00	16.599059	(1.17)	‡	0.45	16.603017	(1.15)	‡	0.35
JNL/Causeway International Value Select Fund - Class A
12/31/2017		499,529	30,538	1.08	9.928957	23.55		3.91	21.561951	23.61	‡	0.00
12/31/2016		422,224	32,999	1.19	8.036131	(3.82)		3.91	15.864112	(0.15)	‡	0.30
12/31/2015		437,975	33,824	3.25	8.355132	(7.25)		3.91	14.041604	(4.51)		1.00
12/31/2014		431,510	31,773	1.94	9.008259	(13.97)		3.91	14.705015	(11.43)		1.00
12/31/2013		439,950	28,623	3.66	10.470642	16.82		3.91	16.601959	20.27		1.00
JNL/Causeway International Value Select Fund - Class I
12/31/2017	+	176	8	0.00	22.435106	6.08	‡	0.45	22.440956	6.11	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/BlackRock Large Cap Select Growth Fund - Class I - September 25, 2017; JNL/Boston Partners Global Long Short Equity Fund - Class A - September 15, 2014; JNL/Boston Partners Global Long Short Equity Fund - Class I - September 25, 2017; JNL/Brookfield Global Infrastructure and MLP Fund - Class I - September 25, 2017; JNL/Causeway International Value Select Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2017	+	22,064	2,041	0.00	10.781165	3.37	‡	2.45	10.849989	8.50	‡	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2017	+	24	2	0.00	10.837300	8.37	‡	0.45	10.840126	8.40	‡	0.35
JNL/Crescent High Income Fund - Class A
12/31/2017		61,418	5,685	2.55	10.611053	2.26		2.40	11.049552	4.04	‡	0.00
12/31/2016	+	25,679	2,456	0.00	10.376368	4.93	‡	2.40	10.528510	2.54	‡	0.30
JNL/Crescent High Income Fund - Class I
12/31/2017	+	85	8	0.00	10.787354	0.16	‡	0.45	10.790169	0.19	‡	0.35
JNL/DFA Growth Allocation Fund - Class A
12/31/2017	+	77,932	7,077	5.69	10.932158	5.46	‡	2.40	11.089521	8.80	‡	0.30
JNL/DFA Growth Allocation Fund - Class I
12/31/2017	+	76	7	17.33	11.218401	5.14	‡	0.45	11.221235	5.17	‡	0.35
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2017	+	58,769	5,443	4.75	10.715236	3.33	‡	2.40	10.891709	5.16	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class I - September 25, 2017; JNL/Crescent High Income Fund - Class A - April 25, 2016; JNL/Crescent High Income Fund - Class I - September 25, 2017; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Growth Allocation Fund - Class I - September 25, 2017; JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA Moderate Growth Allocation Fund - Class I
12/31/2017	+	174	16	8.10	10.982874	4.00	‡	0.45	10.986113	4.04	‡	0.35
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2017		1,058,067	30,538	0.90	22.412758	16.22		3.40	46.223742	18.81	‡	0.00
12/31/2016		827,642	28,485	1.05	19.285120	10.22		3.40	36.181661	5.79	‡	0.30
12/31/2015		613,326	23,833	0.87	17.497555	(5.37)		3.40	28.618212	(2.93)		0.85
12/31/2014		567,701	21,391	0.60	18.490528	6.15		3.40	29.480809	8.89	‡	0.85
12/31/2013		370,944	15,206	1.01	17.418947	30.65		3.40	26.381392	33.82		1.00
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2017	+	126	3	0.00	48.239718	8.23	‡	0.45	48.252304	8.26	‡	0.35
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2017		63,093	3,381	0.20	18.427475	8.79		1.25	19.690147	12.47	‡	0.00
12/31/2016		53,987	3,156	0.17	16.938705	25.18		1.25	17.232586	25.68		0.85
12/31/2015		36,079	2,648	0.00	13.531640	(6.02)		1.25	13.711595	(5.64)		0.85
12/31/2014		33,715	2,331	0.00	14.398327	0.78		1.25	14.531571	1.19		0.85
12/31/2013		16,188	1,130	1.14	14.286592	41.85		1.25	14.361241	38.46	‡	0.85
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2017	+	54	5	0.00	10.322832	6.42	‡	0.45	10.325522	6.45	‡	0.35
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2017		2,960,292	142,287	0.34	12.682311	1.36		3.91	27.541909	4.97	‡	0.00
12/31/2016		2,956,842	148,501	0.39	12.511980	(1.20)		3.91	24.700487	(2.23)	‡	0.30
12/31/2015		3,046,392	155,693	2.89	12.664524	(3.45)		3.91	21.859740	(0.44)		0.85
12/31/2014		3,192,629	162,080	3.28	13.116391	(0.01)		3.91	21.957377	3.10		0.85
12/31/2013		3,417,014	178,424	1.11	13.117925	(5.83)		3.91	21.298086	(2.91)		0.85
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2017	+	175	6	0.00	28.619365	(0.05)	‡	0.45	28.626817	(0.02)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/DFA U.S. Core Equity Fund - Class I - September 25, 2017; JNL/DFA U.S. Small Cap Fund - Class I - September 25, 2017; JNL/DoubleLine Core Fixed Income Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2017		11,019	996	0.76	11.021355	5.97		1.25	11.255482	6.59	‡	0.00
12/31/2016	+	3,342	321	0.00	10.400647	4.02	‡	1.25	10.429456	(0.46)	‡	0.85
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2017	+	78	7	0.00	11.116973	(0.30)	‡	0.45	11.119857	(0.27)	‡	0.35
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2017		640,519	41,550	0.00	14.903122	8.26	‡	2.80	15.877030	18.56	‡	0.00
12/31/2016		82,510	6,398	1.12	12.863325	17.42		1.25	12.928054	17.89		0.85
12/31/2015	+	16,147	1,473	0.00	10.954677	9.55	‡	1.25	10.965974	1.96	‡	0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2017	+	353	24	0.00	14.952499	6.35	‡	0.45	14.956371	6.38	‡	0.35
JNL/DoubleLine Total Return Fund - Class A
12/31/2017		788,991	72,484	2.75	10.198417	1.21		2.80	11.499456	4.06	‡	0.00
12/31/2016		707,919	66,862	1.78	10.076469	(0.78)		2.80	10.960333	(1.88)	‡	0.25
12/31/2015		364,627	34,644	2.95	10.155898	(0.16)	‡	2.80	10.619879	0.83		0.85
12/31/2014		68,289	6,500	0.57	10.478400	5.17		1.25	10.532615	5.59		0.85
12/31/2013	+	5,167	518	0.00	9.963764	(0.35)	‡	1.25	9.975345	(1.43)	‡	0.85
JNL/DoubleLine Total Return Fund - Class I
12/31/2017	+	173	16	0.00	10.837304	(0.02)	‡	0.45	10.840120	0.00	‡	0.35
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2017		42,559	3,923	3.88	10.738695	3.84		1.25	11.384156	5.26	‡	0.00
12/31/2016		35,923	3,447	4.84	10.341089	5.14		1.25	10.494170	5.56		0.85
12/31/2015		34,211	3,460	8.24	9.835862	0.74		1.25	9.941723	1.15		0.85
12/31/2014		14,150	1,445	0.00	9.763453	3.43		1.25	9.829141	3.84		0.85
12/31/2013	+	7,451	789	0.00	9.440043	(5.95)	‡	1.25	9.465616	(1.37)	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - September 25, 2017; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - September 28, 2015; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - September 25, 2017; JNL/DoubleLine Total Return Fund - Class A - September 16, 2013; JNL/DoubleLine Total Return Fund - Class I - September 25, 2017; JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
12/31/2017	+	20	2	0.00	9.818560	2.06	‡	0.45	9.821053	2.09	‡	0.35
JNL/Epoch Global Shareholder Yield Fund - Class A
12/31/2017		32,210	2,053	4.94	15.484767	15.37		1.25	16.668429	15.50	‡	0.00
12/31/2016		31,716	2,339	3.56	13.421663	5.83		1.25	13.686867	6.26		0.85
12/31/2015		27,780	2,173	1.73	12.682036	(6.17)		1.25	12.881138	(5.79)		0.85
12/31/2014		26,393	1,942	0.00	13.515623	4.74		1.25	13.673002	5.16		0.85
12/31/2013		15,590	1,204	5.64	12.904367	21.80		1.25	13.002517	22.28		0.85
JNL/Epoch Global Shareholder Yield Fund - Class I
12/31/2017	+	—	—	0.00	12.605224	3.15	‡	0.45	12.608509	3.18	‡	0.35
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2017		136,141	9,843	1.77	12.790567	3.38	‡	2.40	14.731448	10.20	‡	0.00
12/31/2016		116,058	9,255	2.77	12.414564	6.75		1.25	12.659907	7.18		0.85
12/31/2015		120,656	10,296	1.85	11.629602	(4.41)		1.25	11.812217	(4.03)		0.85
12/31/2014		106,385	8,696	0.03	12.166470	7.49		1.25	12.308186	7.92		0.85
12/31/2013		59,229	5,215	1.99	11.319214	11.31		1.25	11.405341	11.75		0.85
JNL/FAMCO Flex Core Covered Call Fund - Class I
12/31/2017	+	8	1	0.00	12.505590	4.39	‡	0.45	12.508599	4.41	‡	0.35
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2017		1,857,573	135,547	0.93	11.424695	7.13		3.61	15.389626	10.11	‡	0.00
12/31/2016		1,921,675	153,777	1.06	10.664210	0.00		3.61	13.559536	3.41	‡	0.30
12/31/2015		2,259,091	184,904	0.67	10.663776	(12.37)		3.61	12.674122	(9.92)		0.85
12/31/2014		2,903,055	212,888	1.07	12.169467	(7.44)		3.61	14.069911	(4.85)		0.85
12/31/2013		2,907,755	202,080	1.41	13.147456	19.27		3.61	14.786813	22.61		0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
12/31/2017	+	3	0	0.00	15.628116	3.70	‡	0.45	15.631876	3.73	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I - September 25, 2017; JNL/Epoch Global Shareholder Yield Fund - Class I - September 25, 2017; JNL/FAMCO Flex Core Covered Call Fund - Class I - September 25, 2017; JNL/FPA + DoubleLine Flexible Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Founding Strategy Fund - Class A
12/31/2017		1,390,847	101,475	0.00	10.792200	7.81		3.61	15.593210	1.26	‡	0.25
12/31/2016		1,368,550	110,196	0.00	10.010590	9.42		3.61	13.918624	4.69	‡	0.30
12/31/2015		1,341,037	120,927	1.56	9.148869	(9.51)		3.61	11.558849	(7.12)		1.00
12/31/2014		1,557,952	130,142	1.63	10.110812	(0.97)		3.61	12.445079	1.65		1.00
12/31/2013		1,467,588	124,335	2.02	10.210041	19.57		3.61	12.243449	22.73		1.00
JNL/Franklin Templeton Founding Strategy Fund - Class I
12/31/2017	+	5	0	0.00	13.963727	2.45	‡	0.45	13.967268	2.47	‡	0.35
JNL/Franklin Templeton Global Fund - Class A
12/31/2017		517,991	40,703	1.68	9.691546	5.50	‡	3.90	14.375271	17.21		0.30
12/31/2016		437,911	39,965	2.07	8.821320	6.67		3.61	12.264106	4.22	‡	0.30
12/31/2015		428,990	42,763	2.19	8.269499	(9.75)		3.61	10.447024	(7.36)		1.00
12/31/2014		521,536	48,136	0.82	9.162504	(5.83)		3.61	11.276954	(3.34)	‡	1.00
12/31/2013		439,451	38,995	1.44	9.729365	25.73		3.61	11.585596	28.92		1.10
JNL/Franklin Templeton Global Fund - Class I
12/31/2017	+	25	2	0.00	15.173137	3.48	‡	0.45	15.177086	3.51	‡	0.35
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2017		681,734	58,728	0.00	10.342841	0.26		3.26	12.597693	4.38	‡	0.00
12/31/2016		628,660	55,418	0.03	10.316192	0.49		3.26	11.980707	7.04	‡	0.30
12/31/2015		681,887	61,594	8.25	10.265379	0.68	‡	3.26	11.319363	(4.96)		0.85
12/31/2014		737,969	63,092	3.83	11.133070	(3.45)		3.06	11.909965	(1.29)		0.85
12/31/2013		600,386	50,412	2.51	11.530902	0.41		3.06	12.065929	2.65		0.85
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2017	+	41	3	0.00	12.738250	(1.48)	‡	0.45	12.741522	(1.46)	‡	0.35
JNL/Franklin Templeton Income Fund - Class A
12/31/2017		1,887,729	119,869	3.77	12.213496	6.10		3.56	18.499963	9.06	‡	0.00
12/31/2016		1,826,310	125,988	4.69	11.511714	10.14		3.56	16.299842	3.83	‡	0.30
12/31/2015		1,673,567	130,230	3.96	10.452215	(10.60)		3.56	13.582757	(8.15)		0.85
12/31/2014		1,997,944	142,444	3.33	11.691774	(0.42)		3.56	14.787338	2.31		0.85
12/31/2013		1,556,741	113,194	4.10	11.741541	10.09		3.56	14.453221	7.41	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton Founding Strategy Fund - Class I - September 25, 2017; JNL/Franklin Templeton Global Fund - Class I - September 25, 2017; JNL/Franklin Templeton Global Multisector Bond Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Income Fund - Class I
12/31/2017	+	79	4	0.00	18.916259	1.75	‡	0.45	18.921115	1.77	‡	0.35
JNL/Franklin Templeton International Small Cap Growth Fund - Class A
12/31/2017		697,553	53,909	1.09	10.318035	27.61		3.61	14.842991	29.06	‡	0.00
12/31/2016		467,003	47,179	1.47	8.085778	(4.67)		3.61	10.919609	(2.41)	‡	0.30
12/31/2015		541,130	53,458	0.93	8.481567	0.13		3.61	10.599741	2.93		0.85
12/31/2014		424,814	43,002	0.81	8.470816	(12.63)		3.61	10.298111	(10.19)		0.85
12/31/2013		419,451	38,005	1.10	9.695790	27.72		3.61	11.466425	31.29		0.85
JNL/Franklin Templeton International Small Cap Growth Fund - Class I
12/31/2017	+	158	10	0.00	15.147459	4.37	‡	0.45	15.151402	4.40	‡	0.35
JNL/Franklin Templeton Mutual Shares Fund - Class A
12/31/2017		653,799	46,910	2.97	10.622915	0.62	‡	3.90	15.762915	7.79		0.30
12/31/2016		635,711	48,701	2.46	11.016958	12.11		3.15	14.624255	6.09	‡	0.30
12/31/2015		582,264	50,956	3.33	9.827094	(7.62)		3.15	11.908337	(5.61)		1.00
12/31/2014		625,966	51,540	0.77	10.637323	3.98		3.15	12.616592	6.23		1.00
12/31/2013		559,365	48,751	0.91	10.230559	24.32		3.15	11.876608	27.02		1.00
JNL/Franklin Templeton Mutual Shares Fund - Class I
12/31/2017	+	23	1	0.00	16.633509	2.31	‡	0.45	16.637850	2.34	‡	0.35
JNL/Goldman Sachs Core Plus Bond Fund - Class A
12/31/2017		892,472	34,177	2.01	14.858758	(0.92)		3.91	33.644288	2.72		0.30
12/31/2016		922,949	36,054	2.51	14.996373	(1.81)		3.91	32.754982	(2.60)	‡	0.30
12/31/2015		883,013	34,958	2.12	15.272623	(3.46)		3.91	27.846620	(0.61)		1.00
12/31/2014		774,773	30,480	2.33	15.820330	1.35		3.91	28.017891	4.35		1.00
12/31/2013		605,070	24,753	2.68	15.609001	(4.85)		3.91	26.850742	(2.04)		1.00
JNL/Goldman Sachs Core Plus Bond Fund - Class I
12/31/2017	+	80	2	0.00	37.649126	(0.37)	‡	0.45	37.658911	(0.34)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton Income Fund - Class I - September 25, 2017; JNL/Franklin Templeton International Small Cap Growth Fund - Class I - September 25, 2017; JNL/Franklin Templeton Mutual Shares Fund - Class I - September 25, 2017; JNL/Goldman Sachs Core Plus Bond Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2017		147,282	10,905	0.00	10.918944	11.03		3.61	15.236848	13.96	‡	0.00
12/31/2016		139,239	11,753	0.00	9.834246	5.19		3.61	12.343015	8.13		0.85
12/31/2015		145,686	13,269	0.00	9.348592	(15.44)		3.61	11.414898	(13.07)		0.85
12/31/2014		197,207	15,558	1.68	11.055727	(8.31)		3.61	13.131852	(5.75)		0.85
12/31/2013		238,605	17,677	7.14	12.057957	(11.11)		3.61	13.932381	(8.62)		0.85
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2017	+	3,024	288	0.00	10.475863	5.40	‡	1.25	10.509988	5.10	‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2017	+	134	13	0.00	10.507680	5.08	‡	0.45	10.510419	5.10	‡	0.35
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2017		539,690	45,568	0.05	11.417604	1.40	‡	2.60	12.240495	18.42	‡	0.00
12/31/2016		14,779	1,509	1.05	9.756657	11.06		1.25	9.822328	11.50		0.85
12/31/2015	+	7,834	890	0.00	8.785068	(11.43)	‡	1.25	8.808981	(11.53)	‡	0.85
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2017	+	8	1	0.00	11.812506	0.19	‡	0.45	11.815591	0.22	‡	0.35
JNL/Invesco China-India Fund - Class A
12/31/2017		690,650	65,100	0.31	8.481743	46.94		3.61	12.202373	45.78	‡	0.00
12/31/2016		372,287	52,908	1.02	5.772361	(6.82)		3.61	7.796094	(9.58)	‡	0.30
12/31/2015		334,513	45,373	0.90	6.194560	(8.40)		3.61	7.742146	(5.84)		0.85
12/31/2014		349,714	44,455	0.86	6.762681	7.45		3.61	8.222087	10.46		0.85
12/31/2013		329,054	45,975	0.93	6.293696	(5.81)		3.61	7.443575	(3.17)		0.85
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2017	+	9,513	924	0.00	10.264333	2.09	‡	2.45	10.330015	3.30	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - September 25, 2017; JNL/Harris Oakmark Global Equity Fund - Class A - April 27, 2015; JNL/Harris Oakmark Global Equity Fund - Class I - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2017	+	49	5	0.00	10.327876	3.28	‡	0.45	10.330581	3.31	‡	0.35
JNL/Invesco Global Real Estate Fund - Class A
12/31/2017		1,288,855	71,293	3.12	13.449300	6.19		3.71	21.512751	9.50	‡	0.00
12/31/2016		1,290,375	77,783	2.00	12.665461	(1.30)		3.71	18.853139	(5.67)	‡	0.30
12/31/2015		1,307,859	79,885	2.72	12.831849	(4.57)		3.71	17.408372	(1.80)		0.85
12/31/2014		1,284,168	76,820	1.30	13.446442	10.84		3.71	17.727784	14.05		0.85
12/31/2013		925,175	62,885	3.26	12.131548	(0.98)		3.71	15.543249	1.89		0.85
JNL/Invesco International Growth Fund - Class A
12/31/2017		994,137	42,213	1.46	13.212292	18.49		3.91	32.014432	20.51	‡	0.00
12/31/2016		795,886	41,277	1.76	11.151012	(4.97)		3.91	24.357016	(4.17)	‡	0.30
12/31/2015		748,807	38,013	1.87	11.734460	(5.78)		3.91	22.067720	(2.86)		0.85
12/31/2014		619,285	30,512	1.09	12.454771	(3.61)		3.91	22.716419	(0.61)		0.85
12/31/2013		528,458	25,919	1.13	12.920911	14.41		3.91	22.856352	17.97		0.85
JNL/Invesco International Growth Fund - Class I
12/31/2017	+	152	4	0.00	34.123717	3.94	‡	0.45	34.132612	3.96	‡	0.35
JNL/Invesco Mid Cap Value Fund - Class A
12/31/2017		363,733	11,975	1.21	19.429901	5.77		3.70	38.103609	9.41		0.30
12/31/2016		340,612	12,195	0.44	18.370313	11.19		3.70	34.826250	8.53	‡	0.30
12/31/2015		276,598	11,290	0.33	16.520823	(12.38)		3.70	26.719638	(9.98)		1.00
12/31/2014		311,143	11,428	0.22	18.854467	5.29		3.70	29.683007	8.16		1.00
12/31/2013		259,709	10,304	0.19	17.907494	26.15		3.70	27.442472	29.60		1.00
JNL/Invesco Mid Cap Value Fund - Class I
12/31/2017	+	32	1	0.00	41.729218	7.55	‡	0.45	41.740268	7.58	‡	0.35
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2017		1,554,187	45,710	0.00	18.561261	13.92	‡	5.10	42.360550	23.28	‡	0.00
12/31/2016		1,132,274	41,280	0.00	19.901334	7.67		3.51	32.392832	3.16	‡	0.30
12/31/2015		935,307	37,628	0.00	18.483324	(5.18)		3.51	26.947917	(2.63)		0.85
12/31/2014		608,506	23,795	0.00	19.493406	4.27		3.51	27.674511	7.08		0.85
12/31/2013		475,736	19,910	0.13	18.695987	34.87		3.51	25.845666	38.51		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Diversified Dividend Fund - Class I - September 25, 2017; JNL/Invesco International Growth Fund - Class I - September 25, 2017; JNL/Invesco Mid Cap Value Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2017	+	161	4	0.00	43.718423	8.50	‡	0.45	43.729731	8.53	‡	0.35
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2017		1,382,978	26,613	0.00	31.495533	24.83		3.61	71.299298	26.00	‡	0.00
12/31/2016		915,469	22,632	0.00	25.231671	(3.04)		3.61	51.644254	(0.24)	‡	0.30
12/31/2015		1,069,598	26,422	0.00	26.022254	(0.64)		3.61	45.994689	2.14		0.85
12/31/2014		740,281	18,804	0.00	26.190385	7.25		3.61	45.031588	10.25		0.85
12/31/2013		519,827	14,679	0.19	24.419652	37.00		3.61	40.843937	40.83		0.85
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2017	+	156	2	0.00	73.907952	7.49	‡	0.45	73.927159	7.51	‡	0.35
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2017		782,289	37,140	2.57	12.305260	(1.26)		3.75	28.753429	2.43	‡	0.00
12/31/2016		901,339	43,536	1.89	12.461732	(2.28)		3.75	26.291282	(2.99)	‡	0.30
12/31/2015		761,725	37,238	2.33	12.752198	(3.24)		3.75	23.200168	(0.39)		0.85
12/31/2014		633,096	30,951	3.27	13.179311	1.52		3.75	23.291806	0.30	‡	0.85
12/31/2013		544,463	27,676	3.09	12.981881	(7.07)		3.75	21.674062	(4.47)		1.00
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2017	+	—	—	0.00	30.014664	(0.26)	‡	0.45	30.022480	(0.24)	‡	0.35
JNL/Lazard Emerging Markets Fund - Class A
12/31/2017		446,071	29,158	1.26	11.681697	24.05		3.61	17.797685	25.27	‡	0.00
12/31/2016		385,021	32,100	2.23	9.416799	15.06		3.61	12.639723	18.27		0.85
12/31/2015		361,719	35,630	2.97	8.184092	(21.57)		3.61	10.686859	(19.38)		0.85
12/31/2014		492,895	39,087	1.62	10.435151	(8.62)		3.61	13.255328	(6.06)		0.85
12/31/2013		592,311	44,012	1.37	11.419062	(4.60)		3.61	14.110266	(1.93)		0.85
JNL/Lazard Emerging Markets Fund - Class I
12/31/2017	+	118	6	0.00	18.202545	6.25	‡	0.45	18.207279	6.28	‡	0.35
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2017		53,601	3,862	2.24	13.706686	26.70		1.25	14.531353	25.91	‡	0.00
12/31/2016		41,512	3,802	1.24	10.818386	(6.30)		1.25	10.979083	(5.93)		0.85
12/31/2015		43,939	3,781	1.05	11.546103	3.11		1.25	11.670957	3.53		0.85
12/31/2014		14,613	1,300	0.00	11.197435	(2.65)		1.25	11.273334	(2.26)		0.85
12/31/2013	+	3,438	298	0.00	11.501897	12.70	‡	1.25	11.533634	17.39	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Small Cap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan MidCap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - September 25, 2017; JNL/Lazard Emerging Markets Fund - Class I - September 25, 2017; JNL/Lazard International Strategic Equity Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2017	+	48	4	0.00	13.294419	7.30	‡	0.45	13.297879	7.33	‡	0.35
JNL/MC 10 x 10 Fund - Class A
12/31/2017		453,059	28,792	0.00	13.104195	12.63		3.15	18.327138	13.08	‡	0.00
12/31/2016		392,562	28,627	0.00	11.634742	8.59		3.15	15.319577	3.75	‡	0.30
12/31/2015		370,036	29,809	1.96	10.714122	(5.29)		3.15	12.792888	(3.33)		1.10
12/31/2014		393,769	30,580	1.81	11.312659	4.91		3.15	13.234120	7.07		1.10
12/31/2013		352,151	29,211	2.10	10.783580	23.75		3.15	12.359803	26.30		1.10
JNL/MC Bond Index Fund - Class A
12/31/2017		826,792	56,864	1.95	9.682069	(0.92)		3.91	18.070868	2.93	‡	0.00
12/31/2016		814,434	57,253	0.81	9.772151	(1.98)		3.91	16.773296	(2.97)	‡	0.30
12/31/2015		728,111	51,662	2.00	9.969555	(3.95)		3.91	15.284690	(0.97)		0.85
12/31/2014		652,067	45,782	3.40	10.379965	1.56		3.91	15.434299	4.72		0.85
12/31/2013		526,103	38,624	2.02	10.220022	(6.46)		3.91	14.738494	(3.55)		0.85
JNL/MC Bond Index Fund - Class I
12/31/2017	+	322	17	0.00	18.631666	(0.12)	‡	0.45	18.636516	(0.09)	‡	0.35
JNL/MC Consumer Discretionary Sector Fund - Class A
12/31/2017		1,037,838	35,184	1.16	19.548943	17.78		3.61	38.124325	18.85	‡	0.00
12/31/2016		836,751	34,302	0.67	16.597368	2.40		3.61	29.630004	3.46	‡	0.30
12/31/2015		908,533	39,282	0.52	16.208037	2.14		3.61	25.561978	5.00		0.85
12/31/2014		517,690	23,443	0.56	15.868311	6.88		3.61	24.344867	9.87		0.85
12/31/2013		494,514	24,591	0.71	14.846381	36.10		3.61	22.156954	39.91		0.85
JNL/MC Consumer Discretionary Sector Fund - Class I
12/31/2017	+	1	0	0.00	39.536034	9.97	‡	0.45	39.554770	10.02	‡	0.35
JNL/MC Consumer Staples Sector Fund - Class A
12/31/2017	+	7,203	681	0.00	10.547344	5.00	‡	2.30	10.610004	6.10	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Lazard International Strategic Equity Fund - Class I - September 25, 2017; JNL/MC Bond Index Fund - Class I - September 25, 2017; JNL/MC Consumer Discretionary Sector Fund - Class I - September 25, 2017; JNL/MC Consumer Staples Sector Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Consumer Staples Sector Fund - Class I
12/31/2017	+	47	4	0.00	10.607561	6.08	‡	0.45	10.610329	6.10	‡	0.35
JNL/MC DowSM Index Fund - Class A
12/31/2017		822,912	38,822	0.00	13.203588	22.65		4.00	27.659956	21.90	‡	0.00
12/31/2016		557,994	33,282	0.00	10.765243	11.29		4.00	20.564025	8.21	‡	0.30
12/31/2015		495,120	33,833	0.00	9.673063	(4.53)		4.00	15.865620	(1.63)		1.00
12/31/2014		580,636	38,977	0.00	10.132420	5.49		4.00	16.127848	8.70		1.00
12/31/2013		584,282	42,547	0.00	9.605048	25.40		4.00	14.836565	29.22		1.00
JNL/MC DowSM Index Fund - Class I
12/31/2017	+	16	1	0.00	27.658032	11.30	‡	0.45	27.664789	11.33	‡	0.35
JNL/MC Emerging Markets Index Fund - Class A
12/31/2017		1,271,614	111,041	1.02	10.076623	31.56		3.41	12.506287	30.86	‡	0.00
12/31/2016		676,628	79,432	1.97	7.659333	6.41		3.41	9.042587	(5.58)	‡	0.30
12/31/2015		472,166	60,211	1.60	7.198031	(18.13)		3.41	8.043725	(16.01)		0.85
12/31/2014		476,725	50,803	1.17	8.792418	(6.92)		3.41	9.577086	(4.50)	‡	0.85
12/31/2013		384,617	38,940	0.83	9.445726	(7.37)		3.41	9.993648	(5.11)		1.00
JNL/MC Emerging Markets Index Fund - Class I
12/31/2017	+	204	16	0.00	12.650658	6.73	‡	0.45	12.653856	6.76	‡	0.35
JNL/MC Energy Sector Fund - Class A
12/31/2017		1,404,919	42,347	2.07	20.835213	(6.65)		3.91	42.944855	(1.87)	‡	0.00
12/31/2016		1,739,027	50,519	2.02	22.319552	22.35		3.91	41.986868	11.12	‡	0.30
12/31/2015		1,103,030	40,317	1.58	18.242552	(26.20)		3.91	30.226284	(23.91)		0.85
12/31/2014		1,140,786	31,703	1.19	24.719171	(13.79)		3.91	39.723065	(11.11)		0.85
12/31/2013		1,103,185	27,241	1.24	28.674301	20.54		3.91	44.690102	24.28		0.85
JNL/MC Energy Sector Fund - Class I
12/31/2017	+	6	0	0.00	44.531429	6.63	‡	0.45	44.546049	6.67	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Consumer Staples Sector Fund - Class I - September 25, 2017; JNL/MC DowSM Index Fund - Class I - September 25, 2017; JNL/MC Emerging Markets Index Fund - Class I - September 25, 2017; JNL/MC Energy Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC European 30 Fund - Class A
12/31/2017		451,987	27,300	3.11	14.121117	19.98		3.10	18.792194	21.79	‡	0.00
12/31/2016		323,938	23,924	2.90	11.769941	(4.82)		3.10	14.818133	(3.14)	‡	0.30
12/31/2015		433,280	31,079	1.88	12.365901	(4.94)		3.10	14.548004	(2.78)		0.85
12/31/2014		245,362	17,013	1.19	13.007919	(9.38)	‡	3.10	14.963565	(4.22)	‡	0.85
12/31/2013		133,957	8,872	1.59	13.923146	26.68		3.05	15.500268	29.31		1.00
JNL/MC Financial Sector Fund - Class A
12/31/2017		1,359,936	79,895	0.93	11.291418	15.10		3.61	22.017447	19.91	‡	0.00
12/31/2016		1,020,005	70,947	1.51	9.810025	19.71		3.61	17.510665	19.64	‡	0.30
12/31/2015		656,580	56,108	1.14	8.194683	(4.63)		3.61	12.922098	(1.96)		0.85
12/31/2014		556,140	46,590	0.89	8.592294	9.05		3.61	13.180218	12.10		0.85
12/31/2013		438,277	41,209	0.91	7.879192	28.62		3.61	11.757308	16.38	‡	0.85
JNL/MC Financial Sector Fund - Class I
12/31/2017	+	114	5	0.00	22.848631	9.61	‡	0.45	22.855655	9.64	‡	0.35
JNL/MC Healthcare Sector Fund - Class A
12/31/2017		2,741,804	87,828	0.88	20.694007	18.30		3.61	40.357693	20.49	‡	0.00
12/31/2016		2,298,246	89,379	1.75	17.493318	(7.22)		3.61	31.229624	(5.49)	‡	0.30
12/31/2015		2,840,786	105,322	0.45	18.855189	2.80		3.61	29.736982	5.67		0.85
12/31/2014		1,902,635	74,574	0.58	18.342209	20.70		3.61	28.140409	24.08		0.85
12/31/2013		985,262	47,835	0.75	15.196576	35.89		3.61	22.679696	39.70		0.85
JNL/MC Healthcare Sector Fund - Class I
12/31/2017	+	63	1	0.00	41.832857	2.06	‡	0.45	41.845870	2.09	‡	0.35
JNL/MC Index 5 Fund - Class A
12/31/2017		935,514	57,750	0.00	12.782211	11.22		3.61	18.787723	14.40	‡	0.00
12/31/2016		764,417	53,777	0.00	11.492485	7.96		3.61	15.829709	3.76	‡	0.30
12/31/2015		685,602	53,342	1.79	10.645357	(4.96)		3.61	13.524652	(2.30)		0.85
12/31/2014		681,568	51,594	1.39	11.201085	1.57		3.61	13.843271	1.80	‡	0.85
12/31/2013		648,975	51,033	1.56	11.028228	19.36		3.61	13.039753	22.39		1.10
JNL/MC Industrials Sector Fund - Class A
12/31/2017	+	16,384	1,541	0.00	10.603694	4.34	‡	2.40	10.670019	6.70	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Financial Sector Fund - Class I - September 25, 2017; JNL/MC Healthcare Sector Fund - Class I - September 25, 2017; JNL/MC Industrials Sector Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Industrials Sector Fund - Class I
12/31/2017	+	60	6	0.00	10.657500	6.58	‡	0.45	10.660285	6.60	‡	0.35
JNL/MC Information Technology Sector Fund - Class A
12/31/2017		2,167,490	124,747	0.63	11.323414	31.36		3.71	22.493094	31.96	‡	0.00
12/31/2016		1,334,907	103,703	0.71	8.620020	9.18		3.71	15.658874	1.61	‡	0.30
12/31/2015		1,172,350	102,218	0.62	7.895201	0.61		3.71	12.657680	3.52		0.85
12/31/2014		902,611	81,458	0.69	7.847701	16.22		3.71	12.226761	19.59		0.85
12/31/2013		561,854	60,592	0.72	6.752509	21.59		3.71	10.223802	25.11		0.85
JNL/MC Information Technology Sector Fund - Class I
12/31/2017	+	253	11	0.00	23.326201	10.98	‡	0.45	23.332251	11.01	‡	0.35
JNL/MC International Index Fund - Class A
12/31/2017		1,588,376	76,440	3.00	13.876937	20.27		3.90	25.833622	21.43	‡	0.00
12/31/2016		1,094,403	65,109	0.26	11.538236	(3.04)		3.90	19.756656	(1.60)	‡	0.30
12/31/2015		1,004,071	59,596	2.28	11.899766	(4.86)		3.90	18.202433	(1.92)		0.85
12/31/2014		856,845	49,801	3.45	12.508248	(9.67)		3.90	18.559336	(6.88)		0.85
12/31/2013		730,995	39,549	2.62	13.847698	16.79		3.90	19.930514	15.30	‡	0.85
JNL/MC International Index Fund - Class I
12/31/2017	+	657	25	0.00	26.664027	4.66	‡	0.45	26.670970	4.69	‡	0.35
JNL/MC JNL 5 Fund - Class A
12/31/2017		3,269,999	150,696	2.16	15.684916	10.38	‡	3.90	26.292066	13.44	‡	0.00
12/31/2016		2,748,415	146,108	2.47	14.305005	8.12		3.70	21.675909	3.91	‡	0.30
12/31/2015		2,829,536	166,512	2.61	13.230606	(6.53)		3.70	17.912469	(3.98)		1.00
12/31/2014		2,985,710	168,381	2.04	14.155449	7.29		3.70	18.655036	10.22		1.00
12/31/2013		3,120,294	193,764	2.59	13.194238	26.91		3.70	16.925899	30.37		1.00
JNL/MC JNL 5 Fund - Class I
12/31/2017	+	587	22	0.00	26.966479	7.06	‡	0.45	26.973511	7.09	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Industrials Sector Fund - Class I - September 25, 2017; JNL/MC Information Technology Sector Fund - Class I - September 25, 2017; JNL/MC International Index Fund - Class I - September 25, 2017; JNL/MC JNL 5 Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Materials Sector Fund - Class A
12/31/2017	+	42,284	3,973	0.00	10.610714	2.94	‡	2.50	10.680001	6.80	‡	0.00
JNL/MC Materials Sector Fund - Class I
12/31/2017	+	—	—	0.00	10.667499	6.67	‡	0.45	10.670278	6.70	‡	0.35
JNL/MC MSCI KLD 400 Social Index Fund - Class A
12/31/2017	+	15,103	1,347	1.00	11.123434	9.15	‡	2.30	11.298988	10.13	‡	0.00
JNL/MC MSCI KLD 400 Social Index Fund - Class I
12/31/2017	+	—	—	0.00	11.285952	6.67	‡	0.45	11.288895	6.70	‡	0.35
JNL/MC MSCI World Index Fund - Class A
12/31/2017		367,752	16,856	0.00	13.623687	16.50		4.00	28.540000	15.69	‡	0.00
12/31/2016		337,726	18,554	0.00	11.694253	2.77		4.00	22.338587	(1.30)	‡	0.30
12/31/2015		353,707	20,520	0.00	11.379184	(11.85)		4.00	18.663848	(9.17)		1.00
12/31/2014		382,908	20,132	0.00	12.909036	6.51		4.00	20.547277	9.76		1.00
12/31/2013		412,420	23,806	0.00	12.119740	8.86		4.00	18.720798	12.17		1.00
JNL/MC MSCI World Index Fund - Class I
12/31/2017	+	25	1	0.00	28.556427	6.28	‡	0.45	28.563972	6.30	‡	0.35
JNL/MC Nasdaq 100 Index Fund - Class A
12/31/2017		2,063,606	68,077	0.34	22.561943	27.42		3.61	36.384122	26.92	‡	0.00
12/31/2016		1,068,389	46,081	1.08	17.706638	4.12		3.61	26.553733	0.27	‡	0.30
12/31/2015		836,207	38,563	0.54	17.006091	(2.16)		3.61	23.192824	0.58		0.85
12/31/2014		750,348	34,745	0.22	17.382007	14.24		3.61	23.060138	17.43		0.85
12/31/2013		385,253	20,892	0.88	15.215740	36.10		3.61	19.636662	39.91		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Materials Sector Fund - Class A - September 25, 2017; JNL/MC Materials Sector Fund - Class I - September 25, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class I - September 25, 2017; JNL/MC MSCI World Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Nasdaq 100 Index Fund - Class I
12/31/2017	+	268	9	0.00	29.081685	9.15	‡	0.45	29.089279	9.18	‡	0.35
JNL/MC Pacific Rim 30 Fund - Class A
12/31/2017		295,472	13,737	3.33	18.383350	19.54		3.06	24.383454	20.15	‡	0.00
12/31/2016		208,586	11,828	1.95	15.379017	6.31		3.06	19.304291	2.43	‡	0.30
12/31/2015		219,873	13,507	2.27	14.466271	1.80		3.06	16.974553	4.08		0.85
12/31/2014		115,034	7,314	2.54	14.209829	0.10		3.06	16.309187	2.34		0.85
12/31/2013		91,439	5,929	3.93	14.195485	9.26		3.06	15.936592	(3.10)	‡	0.85
JNL/MC Real Estate Sector Fund - Class A
12/31/2017	+	5,314	521	0.00	10.178315	1.15	‡	1.95	10.229999	2.30	‡	0.00
JNL/MC Real Estate Sector Fund - Class I
12/31/2017	+	74	7	0.00	10.227994	2.28	‡	0.45	10.230676	2.31	‡	0.35
JNL/MC S&P 1500 Growth Index Fund - Class A
12/31/2017	+	16,352	1,528	0.00	10.673262	2.32	‡	2.40	10.740000	7.40	‡	0.00
JNL/MC S&P 1500 Growth Index Fund - Class I
12/31/2017	+	9	1	0.00	10.727228	7.27	‡	0.45	10.730220	7.30	‡	0.35
JNL/MC S&P 1500 Value Index Fund - Class A
12/31/2017	+	5,582	523	0.00	10.636275	4.57	‡	2.30	10.700000	7.00	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Nasdaq 100 Index Fund - Class I - September 25, 2017; JNL/MC Real Estate Sector Fund - Class A - September 25, 2017; JNL/MC Real Estate Sector Fund - Class I - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class I - September 25, 2017; JNL/MC S&P 1500 Value Index Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC S&P 1500 Value Index Fund - Class I
12/31/2017	+	12	1	0.00	10.677694	6.78	‡	0.45	10.680265	6.80	‡	0.35
JNL/MC S&P 24 Fund - Class A
12/31/2017	#	—	—	1.41	12.016950	1.10		3.26	16.630574	2.02		0.30
12/31/2016		523,521	36,372	1.05	11.886293	(0.49)		3.26	16.301024	1.09	‡	0.30
12/31/2015		583,190	41,102	1.41	11.944621	(11.24)		3.26	15.081345	(9.21)	‡	0.85
12/31/2014		340,688	21,742	0.72	13.456611	1.81		3.26	16.369538	4.13		1.00
12/31/2013		391,820	25,979	1.87	13.217836	36.00		3.26	15.719755	39.11		1.00
JNL/MC S&P 400 MidCap Index Fund - Class A
12/31/2017		2,658,629	76,477	0.96	23.223487	11.26		3.90	43.233373	14.60	‡	0.00
12/31/2016		2,217,324	73,174	0.18	20.872974	15.55		3.90	35.740359	7.74	‡	0.30
12/31/2015		1,500,007	58,797	0.93	18.064539	(6.40)		3.90	27.632446	(3.51)		0.85
12/31/2014		1,279,352	48,284	0.94	19.300451	5.06		3.90	28.637481	8.31		0.85
12/31/2013		1,090,084	44,573	0.86	18.371028	27.91		3.90	26.440862	31.87		0.85
JNL/MC S&P 400 MidCap Index Fund - Class I
12/31/2017	+	470	11	0.00	44.465052	7.59	‡	0.45	44.476455	7.62	‡	0.35
JNL/MC S&P 500 Index Fund - Class A
12/31/2017		6,699,233	282,715	1.40	15.810768	16.55		3.90	29.433639	19.37	‡	0.00
12/31/2016		4,756,967	240,596	0.13	13.566007	7.13		3.90	23.228885	3.91	‡	0.30
12/31/2015		3,706,170	206,598	1.49	12.663717	(2.98)		3.90	19.371004	0.02		0.85
12/31/2014		3,229,425	179,675	1.33	13.052758	8.75		3.90	19.367270	12.11		0.85
12/31/2013		2,360,165	146,683	1.46	12.002518	26.61		3.90	17.274803	30.52		0.85
JNL/MC S&P SMid 60 Fund - Class A
12/31/2017		550,343	28,245	0.61	15.364910	(5.67)		3.61	22.583793	(1.90)	‡	0.00
12/31/2016		780,959	38,793	0.98	16.288826	29.65		3.61	22.436175	20.21	‡	0.30
12/31/2015		315,208	20,761	2.38	12.564055	(8.42)		3.61	15.962302	(5.86)		0.85
12/31/2014		392,884	24,281	0.62	13.719307	(0.17)		3.61	16.955507	2.62	‡	0.85
12/31/2013		327,593	20,715	1.74	13.742661	32.04		3.61	16.358028	35.53		1.00
JNL/MC S&P SMid 60 Fund - Class I
12/31/2017	+	27	1	0.00	23.009890	5.28	‡	0.45	23.015644	5.31	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC S&P 1500 Value Index Fund - Class I - September 25, 2017; JNL/MC S&P 400 MidCap Index Fund - Class I - September 25, 2017; JNL/MC S&P SMid 60 Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through April 24, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Small Cap Index Fund - Class A
12/31/2017		1,942,541	64,309	0.82	20.166414	8.53		3.90	37.542378	14.20	‡	0.00
12/31/2016		1,732,506	64,199	0.51	18.580849	21.07		3.90	31.815633	11.44	‡	0.30
12/31/2015		1,176,866	54,213	0.59	15.346861	(8.21)		3.90	23.475323	(5.37)		0.85
12/31/2014		1,179,021	51,331	1.01	16.718627	0.65		3.90	24.806629	3.77		0.85
12/31/2013		1,167,462	52,683	1.26	16.610102	33.15		3.90	23.906412	37.26		0.85
JNL/MC Small Cap Index Fund - Class I
12/31/2017	+	369	10	0.00	38.640380	7.03	‡	0.45	38.650391	7.06	‡	0.35
JNL/MC Telecommunications Sector Fund - Class A
12/31/2017		107,133	10,734	3.27	6.461274	(0.23)		3.71	12.834681	2.12	‡	0.00
12/31/2016		129,579	13,290	2.72	6.475947	19.07		3.71	10.682619	22.51		0.85
12/31/2015		104,278	13,219	3.44	5.438960	(1.01)		3.71	8.719715	1.86		0.85
12/31/2014		122,345	15,792	2.64	5.494634	1.68		3.71	8.560585	4.63		0.85
12/31/2013		127,354	17,197	2.28	5.403797	16.61		3.71	8.181687	14.72	‡	0.85
JNL/MC Telecommunications Sector Fund - Class I
12/31/2017	+	3	0	0.00	13.312877	(0.63)	‡	0.45	13.316376	(0.60)	‡	0.35
JNL/MC Utilities Sector Fund - Class A
12/31/2017		76,456	5,371	2.40	14.097179	10.23		1.25	14.944267	11.62	‡	0.00
12/31/2016		71,848	5,575	1.95	12.788497	15.36		1.25	12.977718	15.82		0.85
12/31/2015		40,435	3,629	1.26	11.085421	(6.58)		1.25	11.204657	(6.21)		0.85
12/31/2014		43,476	3,654	0.00	11.866305	24.63		1.25	11.946061	18.24	‡	0.85
12/31/2013	+	2,976	312	4.57	9.520999	(5.07)	‡	1.25	9.537077	(4.63)	‡	1.00
JNL/MC Utilities Sector Fund - Class I
12/31/2017	+	22	2	0.00	13.185701	(0.78)	‡	0.45	13.189151	(0.76)	‡	0.35
JNL/MFS Mid Cap Value Fund - Class A
12/31/2017		774,964	33,544	1.26	16.860164	8.70		3.91	26.631732	12.68		0.30
12/31/2016		712,755	34,454	0.00	15.510789	9.24		3.91	23.633876	6.69	‡	0.30
12/31/2015		655,102	35,545	0.55	14.198801	(12.45)		3.91	19.367092	(9.86)		1.00
12/31/2014		718,036	35,055	0.80	16.217712	8.80		3.91	21.486406	12.01		1.00
12/31/2013		553,903	30,170	0.40	14.906547	27.64		3.91	19.182812	31.41		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Small Cap Index Fund - Class I - September 25, 2017; JNL/MC Telecommunications Sector Fund - Class I - September 25, 2017; JNL/MC Utilities Sector Fund - Class A - April 29, 2013; JNL/MC Utilities Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MFS Mid Cap Value Fund - Class I
12/31/2017	+	160	6	0.00	28.378815	5.69	‡	0.45	28.386195	5.71	‡	0.35
JNL/MMRS Conservative Fund - Class A
12/31/2017		360,614	31,743	0.00	11.280289	9.42		1.25	11.810002	9.76	‡	0.00
12/31/2016		379,283	36,605	0.00	10.309581	2.71		1.25	10.420446	3.12		0.85
12/31/2015		445,451	44,243	0.00	10.037407	(3.50)		1.25	10.104944	(3.11)		0.85
12/31/2014	+	24,944	2,395	0.00	10.401640	3.43	‡	1.25	10.429832	2.34	‡	0.85
JNL/MMRS Growth Fund - Class A
12/31/2017		47,973	4,061	0.00	11.719404	19.86		1.25	12.270000	19.13	‡	0.00
12/31/2016		45,130	4,588	0.00	9.777466	1.37		1.25	9.882807	1.77		0.85
12/31/2015		51,577	5,328	0.00	9.645517	(6.82)		1.25	9.710614	(6.45)		0.85
12/31/2014	+	17,561	1,694	0.00	10.351860	2.96	‡	1.25	10.380118	(0.65)	‡	0.85
JNL/MMRS Moderate Fund - Class A
12/31/2017		183,701	16,046	0.00	11.356706	14.12		1.25	11.890000	14.11	‡	0.00
12/31/2016		181,444	18,131	0.00	9.951751	1.83		1.25	10.058753	2.24		0.85
12/31/2015		206,681	21,078	0.00	9.773005	(5.77)		1.25	9.838774	(5.40)		0.85
12/31/2014	+	44,029	4,240	0.00	10.371888	3.41	‡	1.25	10.400011	1.74	‡	0.85
JNL/Morgan Stanley Mid Cap Growth Fund - Class A
12/31/2017	#	—	—	0.00	11.378217	12.81		2.95	12.982225	13.74		0.30
12/31/2016		102,228	9,440	0.00	10.085764	(10.68)		2.95	11.414354	(9.08)	‡	0.30
12/31/2015		102,045	8,554	0.00	11.291354	(7.10)		2.95	12.085179	(5.37)		1.10
12/31/2014		84,870	6,711	0.00	12.154486	(3.29)		2.95	12.770519	(1.49)		1.10
12/31/2013		59,316	4,608	0.00	12.568236	12.43	‡	2.95	12.963200	36.22		1.10
JNL/Neuberger Berman Currency Fund - Class A
12/31/2017		11,370	1,144	0.00	9.825114	0.99		1.25	10.498059	2.04	‡	0.00
12/31/2016		13,663	1,391	2.28	9.729055	(2.82)		1.25	9.897860	(2.43)		0.85
12/31/2015		12,350	1,226	1.73	10.011504	0.62		1.25	10.144651	1.03		0.85
12/31/2014		14,461	1,448	0.00	9.949394	2.08		1.25	10.041467	2.49		0.85
12/31/2013		10,984	1,124	1.40	9.746359	(3.13)		1.25	9.797282	(2.74)		0.85
JNL/Neuberger Berman Currency Fund - Class I
12/31/2017	+	2	0	0.00	9.978376	(0.12)	‡	0.45	9.980906	(0.09)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MFS Mid Cap Value Fund - Class I - September 25, 2017; JNL/MMRS Conservative Fund - Class A - April 28, 2014; JNL/MMRS Growth Fund - Class A - April 28, 2014; JNL/MMRS Moderate Fund - Class A - April 28, 2014; JNL/Neuberger Berman Currency Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through April 24, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
12/31/2017		14,331	2,154	18.79	6.595291	5.07		1.25	6.904902	3.52	‡	0.00
12/31/2016		12,031	1,905	0.00	6.276762	10.51		1.25	6.344151	10.95		0.85
12/31/2015		5,281	926	0.00	5.679797	(26.00)		1.25	5.717924	(25.70)		0.85
12/31/2014	+	3,124	407	0.00	7.674929	(23.25)	‡	1.25	7.695611	(23.15)	‡	0.85
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2017		632,065	55,475	3.07	10.231264	(0.02)	‡	3.30	12.335939	6.27	‡	0.00
12/31/2016		498,915	46,194	3.44	10.020290	2.74		3.05	11.393375	(1.35)	‡	0.30
12/31/2015		400,063	38,705	1.44	9.752914	(4.20)		3.05	10.476995	(2.32)		1.10
12/31/2014		333,743	31,464	1.06	10.180932	0.26	‡	3.05	10.725547	3.75		1.10
12/31/2013		133,549	13,007	0.19	10.031476	0.91	‡	2.90	10.338020	(1.19)		1.10
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2017	+	68	5	0.00	12.472041	0.70	‡	0.45	12.475291	0.72	‡	0.35
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2017		74,883	7,199	3.87	10.268005	3.65		1.25	11.052845	4.43	‡	0.00
12/31/2016		85,904	8,583	0.46	9.906559	2.18		1.25	10.102176	2.59		0.85
12/31/2015		101,148	10,352	1.18	9.695177	(4.16)		1.25	9.847269	(3.78)		0.85
12/31/2014		64,332	6,324	0.88	10.116505	(2.30)		1.25	10.234182	(1.91)		0.85
12/31/2013		40,484	3,897	0.01	10.354623	2.06		1.25	10.433262	2.47		0.85
JNL/Nicholas Convertible Arbitrage Fund - Class I
12/31/2017	+	6	1	0.00	10.118084	0.48	‡	0.45	10.120777	0.50	‡	0.35
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2017		36,376	3,130	0.09	11.545623	39.53		1.25	11.938030	36.59	‡	0.00
12/31/2016		8,932	1,075	0.00	8.274758	(1.70)		1.25	8.330431	(1.31)		0.85
12/31/2015	+	4,549	539	0.00	8.418210	(15.73)	‡	1.25	8.441115	(12.77)	‡	0.85
JNL/Oppenheimer Global Growth Fund - Class A
12/31/2017		1,818,557	71,396	0.81	17.715886	31.34		3.61	31.013918	1.73	‡	0.25
12/31/2016		1,201,731	63,487	0.64	13.488974	(3.44)		3.61	22.660736	(0.26)	‡	0.30
12/31/2015		939,327	49,191	0.91	13.969379	0.12		3.61	20.487899	2.77		1.00
12/31/2014		693,161	37,217	0.59	13.952717	(1.71)		3.61	19.936239	0.89		1.00
12/31/2013		601,435	32,482	1.04	14.194996	21.76		3.61	19.759860	24.98		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A - April 28, 2014; JNL/Neuberger Berman Strategic Income Fund - Class I - September 25, 2017; JNL/Nicholas Convertible Arbitrage Fund - Class I - September 25, 2017; JNL/Oppenheimer Emerging Markets Innovator Fund - Class A - April 27, 2015.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Oppenheimer Global Growth Fund - Class I
12/31/2017	+	188	6	0.00	33.409318	8.87	‡	0.45	33.418008	8.90	‡	0.35
JNL/PIMCO Credit Income Fund - Class A
12/31/2017		287,431	24,394	2.14	10.467145	(0.11)	‡	3.30	12.716541	6.50	‡	0.00
12/31/2016		185,995	16,679	1.31	10.362318	3.39		2.80	11.742678	(2.79)	‡	0.25
12/31/2015		59,545	5,569	2.46	10.022226	(0.16)	‡	2.80	10.814533	(1.78)		0.85
12/31/2014		34,347	3,138	0.05	10.884088	6.28		1.25	11.011005	6.70		0.85
12/31/2013		19,395	1,887	1.86	10.241245	(2.92)		1.25	10.319305	(2.53)		0.85
JNL/PIMCO Credit Income Fund - Class I
12/31/2017	+	42	4	0.00	11.706338	0.23	‡	0.45	11.709333	0.25	‡	0.35
JNL/PIMCO Income Fund - Class A
12/31/2017	+	128,040	12,760	0.00	10.007424	0.08	‡	2.40	10.069997	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2017	+	524	52	0.00	10.068192	0.68	‡	0.45	10.070825	0.71	‡	0.35
JNL/PIMCO Real Return Fund - Class A
12/31/2017		1,114,819	80,744	0.00	10.847955	(0.54)		3.61	16.108966	2.47	‡	0.00
12/31/2016		1,134,262	83,789	5.93	10.906571	1.45		3.61	15.164453	(1.30)	‡	0.30
12/31/2015		1,111,946	85,311	3.56	10.750670	(6.54)		3.61	13.765953	(3.92)		0.85
12/31/2014		1,317,828	96,758	0.70	11.503020	(0.37)		3.61	14.328320	2.42		0.85
12/31/2013		1,358,822	101,678	1.15	11.545747	(12.35)		3.61	13.990021	(9.90)		0.85
JNL/PIMCO Real Return Fund - Class I
12/31/2017	+	92	6	0.00	16.470528	0.38	‡	0.45	16.474817	0.41	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Oppenheimer Global Growth Fund - Class I - September 25, 2017; JNL/PIMCO Credit Income Fund - Class I - September 25, 2017; JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - September 25, 2017; JNL/PIMCO Real Return Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2017		1,362,837	118,852	3.24	10.153435	(0.22)		3.11	12.619079	2.54	‡	0.00
12/31/2016		1,282,976	113,730	4.44	10.175792	6.08		3.11	12.042514	2.25	‡	0.30
12/31/2015		1,180,389	113,074	3.88	9.592890	(4.30)		3.11	10.738975	(2.12)		0.85
12/31/2014		1,190,883	111,124	2.34	10.024199	(2.86)		3.11	10.971037	(0.63)		0.85
12/31/2013		1,077,933	99,528	2.27	10.318816	1.12		3.11	11.041085	3.43		0.85
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2017	+	105	10	0.00	10.537650	0.84	‡	0.45	10.540387	0.86	‡	0.35
JNL/PPM America High Yield Bond Fund - Class A
12/31/2017		1,640,330	74,596	5.76	14.199066	3.69		3.61	29.053204	6.23	‡	0.00
12/31/2016		1,627,384	78,947	0.18	13.694017	12.89		3.61	25.547388	3.38	‡	0.30
12/31/2015		1,359,848	76,517	5.73	12.130227	(10.19)		3.61	19.845798	(7.67)		0.85
12/31/2014		1,605,817	83,318	5.53	13.506244	(3.42)		3.61	21.495467	(0.72)		0.85
12/31/2013		1,571,549	81,106	6.30	13.984681	4.36		3.61	21.650988	7.28		0.85
JNL/PPM America High Yield Bond Fund - Class I
12/31/2017	+	150	5	0.00	30.204988	1.29	‡	0.45	30.212873	1.32	‡	0.35
JNL/PPM America Long Short Credit Fund - Class A
12/31/2017		13,902	1,310	3.87	10.497220	2.50		1.25	11.128131	3.09	‡	0.00
12/31/2016		15,725	1,524	10.39	10.241393	9.74		1.25	10.392978	10.18		0.85
12/31/2015		14,027	1,497	3.94	9.331998	(4.94)		1.25	9.432416	(4.55)		0.85
12/31/2014		12,693	1,290	2.20	9.816534	(2.66)		1.25	9.882562	(2.27)		0.85
12/31/2013	+	5,576	552	0.00	10.084594	0.77	‡	1.25	10.111898	4.42	‡	0.85
JNL/PPM America Long Short Credit Fund - Class I
12/31/2017	+	3	0	0.00	8.909874	1.13	‡	0.45	8.911882	1.16	‡	0.35
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2017		611,521	28,967	0.59	16.929312	8.39		3.61	24.069870	11.60	‡	0.00
12/31/2016		666,248	35,150	0.63	15.618365	22.91		3.61	20.866766	14.89	‡	0.30
12/31/2015		290,871	19,267	0.72	12.707547	(11.32)		3.61	15.739741	(8.84)		0.85
12/31/2014		303,240	18,261	0.51	14.330078	6.53		3.61	17.266208	9.51		0.85
12/31/2013		255,733	16,840	0.64	13.451379	36.08		3.61	15.766223	39.89		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Floating Rate Income Fund - Class I - September 25, 2017; JNL/PPM America High Yield Bond Fund - Class I - September 25, 2017; JNL/PPM America Long Short Credit Fund - Class A - April 29, 2013; JNL/PPM America Long Short Credit Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Mid Cap Value Fund - Class I
12/31/2017	+	46	2	0.00	24.511093	7.03	‡	0.45	24.517488	7.05	‡	0.35
JNL/PPM America Small Cap Value Fund - Class A
12/31/2017		817,668	36,797	0.34	17.955553	13.02		3.61	24.794557	16.82		0.30
12/31/2016		727,297	37,962	0.06	15.886680	25.94		3.61	21.225337	16.21	‡	0.30
12/31/2015		354,269	23,863	0.60	12.614826	(6.91)		3.61	15.444411	(4.45)		1.00
12/31/2014		199,124	12,753	0.27	13.551685	2.10		3.61	16.163947	4.80		1.00
12/31/2013		189,982	12,722	0.43	13.273272	32.48		3.61	15.423975	35.99		1.00
JNL/PPM America Small Cap Value Fund - Class I
12/31/2017	+	134	5	0.00	26.499344	6.07	‡	0.45	26.506157	6.10	‡	0.35
JNL/PPM America Total Return Fund - Class A
12/31/2017		297,882	17,667	2.27	15.085052	1.66		2.55	18.977948	4.10	‡	0.00
12/31/2016		233,731	14,313	4.76	14.839165	3.03		2.55	17.769031	(1.64)		0.30
12/31/2015	+	45,461	2,905	7.27	14.403283	(2.05)	‡	2.55	16.225774	(0.90)	‡	0.85
JNL/PPM America Total Return Fund - Class I
12/31/2017	+	119	10	0.00	11.945995	0.47	‡	0.45	11.949108	0.50	‡	0.35
JNL/PPM America Value Equity Fund - Class A
12/31/2017		216,681	6,122	1.30	22.184431	10.91		3.61	46.938194	14.63		0.30
12/31/2016		206,321	6,645	1.92	20.002824	17.32		3.61	40.948112	11.76	‡	0.30
12/31/2015		153,098	5,949	0.00	17.050075	(11.94)		3.61	29.221963	(9.61)		1.00
12/31/2014		202,023	7,084	5.03	19.361326	8.51		3.61	32.328263	11.38	‡	1.00
12/31/2013		170,362	6,708	1.31	17.843244	35.26		3.61	28.490768	38.69		1.10
JNL/PPM America Value Equity Fund - Class I
12/31/2017	+	—	—	0.00	52.517661	7.88	‡	0.45	52.531330	7.91	‡	0.35
JNL/Red Rocks Listed Private Equity Fund - Class A
12/31/2017	#	—	—	3.64	15.822098	22.13		3.51	21.671132	22.11	‡	0.00
12/31/2016		417,456	26,799	4.29	12.955150	4.49		3.51	16.127088	7.30		0.85
12/31/2015		453,159	31,138	5.64	12.397971	(3.85)		3.51	15.029441	(1.25)		0.85
12/31/2014		497,609	33,704	6.82	12.893861	(2.85)		3.51	15.220263	(0.23)		0.85
12/31/2013		494,897	33,392	8.93	13.272425	36.78		3.51	15.255852	40.46		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Mid Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Small Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Total Return Fund - Class A - April 27, 2015; JNL/PPM America Total Return Fund - Class I - September 25, 2017; JNL/PPM America Value Equity Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P 4 Fund - Class A
12/31/2017		6,613,163	283,160	0.00	18.614233	11.30		3.61	26.777350	14.21	‡	0.00
12/31/2016		6,640,845	324,245	0.00	16.724988	6.39		3.61	22.687760	2.97	‡	0.25
12/31/2015		5,961,071	317,278	5.26	15.720931	(8.41)		3.61	19.646862	(5.85)		0.85
12/31/2014		4,667,941	233,025	2.34	17.164728	10.34		3.61	20.867215	13.43		0.85
12/31/2013		2,922,386	165,123	0.83	15.555573	38.54		3.61	18.396130	42.42		0.85
JNL/S&P 4 Fund - Class I
12/31/2017	+	826	40	0.00	20.396082	9.01	‡	0.45	20.401406	9.04	‡	0.35
JNL/S&P Competitive Advantage Fund - Class A
12/31/2017		1,019,414	39,757	1.31	20.532986	15.43		3.61	29.539066	17.46	‡	0.00
12/31/2016		1,026,739	47,314	0.99	17.787709	1.96		3.61	24.022892	5.47	‡	0.30
12/31/2015		1,017,895	49,066	0.79	17.446068	(2.40)		3.61	21.803786	0.33		0.85
12/31/2014		768,629	37,055	0.30	17.874961	6.15		3.61	21.731616	13.35	‡	0.85
12/31/2013		616,476	32,284	0.69	16.838644	37.87		3.61	19.734087	41.51		1.00
JNL/S&P Competitive Advantage Fund - Class I
12/31/2017	+	9	0	0.00	30.027293	13.23	‡	0.45	30.035128	13.26	‡	0.35
JNL/S&P Dividend Income & Growth Fund - Class A
12/31/2017		3,380,008	146,995	2.64	18.577935	8.12		3.51	26.459019	11.68	‡	0.00
12/31/2016		3,658,769	176,161	2.58	17.183103	13.68		3.51	22.997104	2.76	‡	0.30
12/31/2015		2,109,657	118,250	2.38	15.114905	(2.79)		3.51	18.738681	(0.17)		0.85
12/31/2014		2,242,010	125,003	1.36	15.548089	9.77		3.51	18.769716	7.26	‡	0.85
12/31/2013		1,781,588	111,465	1.89	14.163602	26.27		3.51	16.498730	29.48		1.00
JNL/S&P Dividend Income & Growth Fund - Class I
12/31/2017	+	202	7	0.00	27.002540	5.89	‡	0.45	27.009556	5.92	‡	0.35
JNL/S&P International 5 Fund - Class A
12/31/2017		43,563	3,376	10.75	12.803061	31.44		1.25	13.340088	28.52	‡	0.00
12/31/2016		23,926	2,444	4.20	9.740329	6.93		1.25	9.829923	7.36		0.85
12/31/2015		20,176	2,209	1.07	9.108667	(3.36)		1.25	9.155837	(2.97)		0.85
12/31/2014	+	2,469	262	0.00	9.425466	(5.92)	‡	1.25	9.436455	(1.26)	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P 4 Fund - Class I - September 25, 2017; JNL/S&P Competitive Advantage Fund - Class I - September 25, 2017; JNL/S&P Dividend Income & Growth Fund - Class I - September 25, 2017; JNL/S&P International 5 Fund - Class A - September 15, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P International 5 Fund - Class I
12/31/2017	+	—	—	0.00	11.516503	5.46	‡	0.45	11.519506	5.49	‡	0.35
JNL/S&P Intrinsic Value Fund - Class A
12/31/2017		774,041	33,575	2.54	18.438913	14.71		3.61	26.527492	16.16	‡	0.00
12/31/2016		788,429	40,173	2.54	16.073978	1.55		3.61	21.709498	1.01	‡	0.30
12/31/2015		889,029	47,146	1.01	15.828810	(16.90)		3.61	19.783444	(14.57)		0.85
12/31/2014		1,041,965	47,113	0.88	19.046941	13.85		3.61	23.157505	16.41	‡	0.85
12/31/2013		605,777	31,928	1.16	16.729426	44.63		3.61	19.606971	48.46		1.00
JNL/S&P Intrinsic Value Fund - Class I
12/31/2017	+	—	—	0.00	27.160297	9.65	‡	0.45	27.167370	9.68	‡	0.35
JNL/S&P Managed Aggressive Growth Fund - Class A
12/31/2017		2,070,473	79,921	0.00	16.365397	18.73		3.75	32.646273	1.53	‡	0.25
12/31/2016		1,687,676	79,458	0.00	13.783991	2.11		3.75	26.309910	1.21	‡	0.30
12/31/2015		1,664,641	82,113	0.00	13.499307	(3.91)		3.75	21.988401	(1.23)		1.00
12/31/2014		1,593,831	77,401	0.47	14.048148	2.65		3.75	22.261653	5.52		1.00
12/31/2013		1,425,616	72,852	0.72	13.685008	21.14		3.75	21.097901	24.52		1.00
JNL/S&P Managed Aggressive Growth Fund - Class I
12/31/2017	+	54	2	0.00	22.204014	6.29	‡	0.45	22.209763	6.32	‡	0.35
JNL/S&P Managed Conservative Fund - Class A
12/31/2017		1,354,151	93,796	0.00	10.725978	2.98		3.70	16.812445	6.53		0.30
12/31/2016		1,446,989	105,843	0.00	10.415449	1.22		3.70	15.782199	0.32	‡	0.30
12/31/2015		1,389,796	105,546	0.00	10.290203	(5.13)		3.70	13.931217	(2.54)		1.00
12/31/2014		1,508,870	111,332	0.29	10.847182	(0.62)		3.70	14.294772	2.09		1.00
12/31/2013		1,567,878	117,677	0.58	10.914940	0.73		3.70	14.001567	3.48		1.00
JNL/S&P Managed Conservative Fund - Class I
12/31/2017	+	—	—	0.00	13.414282	1.16	‡	0.45	13.417774	1.19	‡	0.35
JNL/S&P Managed Growth Fund - Class A
12/31/2017		5,274,869	207,662	0.00	15.898892	16.55		3.80	32.030139	6.77	‡	0.25
12/31/2016		4,668,928	220,001	0.00	13.641164	1.98		3.80	26.281885	1.15	‡	0.30
12/31/2015		4,587,195	226,173	0.00	13.376898	(3.92)		3.80	21.979530	(1.20)		1.00
12/31/2014		4,602,747	223,764	0.53	13.923369	1.69		3.80	22.245717	4.58		1.00
12/31/2013		4,178,451	211,960	0.90	13.691565	18.01		3.80	21.271309	21.36		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P International 5 Fund - Class I - September 25, 2017; JNL/S&P Intrinsic Value Fund - Class I - September 25, 2017; JNL/S&P Managed Aggressive Growth Fund - Class I - September 25, 2017; JNL/S&P Managed Conservative Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Growth Fund - Class I
12/31/2017	+	245	13	0.00	18.848273	5.77	‡	0.45	18.852821	5.80	‡	0.35
JNL/S&P Managed Moderate Fund - Class A
12/31/2017		3,023,012	179,028	0.00	12.503764	7.15		3.70	19.599012	10.84		0.30
12/31/2016		2,985,773	194,214	0.00	11.669931	1.73		3.70	17.683018	1.08	‡	0.30
12/31/2015		2,971,042	201,531	0.00	11.471200	(4.71)		3.70	15.530152	(2.11)		1.00
12/31/2014		3,148,395	208,440	0.20	12.038796	0.21		3.70	15.865164	2.94		1.00
12/31/2013		3,071,065	208,670	0.47	12.013979	6.42		3.70	15.411454	9.33		1.00
JNL/S&P Managed Moderate Fund - Class I
12/31/2017	+	112	7	0.00	15.421922	2.61	‡	0.45	15.425942	2.63	‡	0.35
JNL/S&P Managed Moderate Growth Fund - Class A
12/31/2017		5,895,637	259,603	0.00	13.633007	11.46		4.01	28.349262	15.66		0.30
12/31/2016		5,588,111	282,437	0.00	12.231575	1.45		4.01	24.511393	1.12	‡	0.30
12/31/2015		5,606,997	295,689	0.00	12.057079	(4.66)		4.01	20.562380	(1.75)		1.00
12/31/2014		5,884,253	304,433	0.23	12.646828	0.40		4.01	20.928576	3.47		1.00
12/31/2013		5,616,026	299,937	0.50	12.596786	11.29		4.01	20.227633	14.69		1.00
JNL/S&P Managed Moderate Growth Fund - Class I
12/31/2017	+	845	48	0.00	17.539458	4.15	‡	0.45	17.544013	4.18	‡	0.35
JNL/S&P Mid 3 Fund - Class A
12/31/2017		290,523	22,643	1.83	12.059562	8.69		3.01	13.468599	10.49	‡	0.00
12/31/2016		276,617	23,845	1.56	11.095236	14.41		3.01	11.929264	10.65	‡	0.30
12/31/2015		218,007	21,868	0.16	9.697588	(12.11)	‡	3.01	10.055206	(11.37)		0.85
12/31/2014	+	80,071	7,084	0.00	11.210961	10.80	‡	2.65	11.344545	10.07	‡	0.85
JNL/S&P Mid 3 Fund - Class I
12/31/2017	+	7	1	0.00	13.557459	11.71	‡	0.45	13.561213	11.74	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Growth Fund - Class I - September 25, 2017; JNL/S&P Managed Moderate Fund - Class I - September 25, 2017; JNL/S&P Managed Moderate Growth Fund - Class I - September 25, 2017; JNL/S&P Mid 3 Fund - Class A - April 28, 2014; JNL/S&P Mid 3 Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Total Yield Fund - Class A
12/31/2017		491,375	23,711	2.02	16.562745	7.10		3.61	23.827744	11.36	‡	0.00
12/31/2016		562,315	29,782	1.88	15.465357	8.64		3.61	20.886739	5.35	‡	0.30
12/31/2015		477,082	28,136	1.28	14.235652	(11.00)		3.61	17.791682	(8.51)		0.85
12/31/2014		582,104	31,339	1.00	15.994421	11.78		3.61	19.445573	12.91	‡	0.85
12/31/2013		362,318	22,353	1.27	14.308556	46.30		3.61	16.769144	50.17		1.00
JNL/S&P Total Yield Fund - Class I
12/31/2017	+	20	1	0.00	24.275959	7.35	‡	0.45	24.282269	7.38	‡	0.35
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2017		46,171	4,713	0.81	9.715831	0.42		1.25	10.172085	1.58	‡	0.00
12/31/2016		46,195	4,749	0.83	9.674734	3.24		1.25	9.778752	3.65		0.85
12/31/2015		31,988	3,402	0.00	9.371523	(1.76)		1.25	9.434563	(1.36)		0.85
12/31/2014	+	15,935	1,668	0.00	9.538972	(4.61)	‡	1.25	9.564819	(3.82)	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2017		2,095,782	144,829	0.84	13.656158	5.76	‡	2.55	15.231704	13.45	‡	0.00
12/31/2016		793,775	61,907	0.29	12.734276	6.43		1.25	12.902874	6.86		0.85
12/31/2015		379,008	31,534	0.03	11.964386	3.21		1.25	12.074524	3.62		0.85
12/31/2014		84,808	7,297	1.18	11.592747	10.34		1.25	11.652755	10.78		0.85
12/31/2013	+	9,228	878	0.66	10.506291	4.44	‡	1.25	10.518508	5.76	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2017	+	788	55	0.00	14.303237	3.27	‡	0.45	14.306955	3.30	‡	0.35
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2017		5,403,325	74,380	0.06	31.417594	16.79	‡	5.10	99.697798	28.51	‡	0.00
12/31/2016		3,344,432	60,976	0.00	32.016573	(2.45)		3.91	69.932075	0.82	‡	0.30
12/31/2015		3,513,721	64,603	0.00	32.821580	6.45		3.91	61.722961	9.76		0.85
12/31/2014		2,315,476	46,745	0.00	30.831434	4.54		3.91	56.232932	7.79		0.85
12/31/2013		2,019,757	44,000	0.08	29.492504	33.35		3.91	52.169689	37.49		0.85
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2017	+	889	9	0.00	104.169828	7.64	‡	0.45	104.196948	7.66	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Total Yield Fund - Class I - September 25, 2017; JNL/Scout Unconstrained Bond Fund - Class A - April 28, 2014; JNL/T. Rowe Price Capital Appreciation Fund - Class A - September 16, 2013; JNL/T. Rowe Price Capital Appreciation Fund - Class I - September 25, 2017; JNL/T. Rowe Price Established Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2017		4,606,567	43,054	0.00	60.980690	19.71		3.91	139.628442	24.16		0.25
12/31/2016		3,355,490	38,772	0.00	50.941809	2.02		3.91	112.461344	0.59	‡	0.25
12/31/2015		3,180,255	38,666	0.00	49.933015	2.38		3.91	91.045726	5.41		1.00
12/31/2014		2,578,873	33,064	0.15	48.770099	8.50		3.91	86.374715	11.71		1.00
12/31/2013		2,161,052	30,964	0.00	44.948972	31.27		3.91	77.323934	35.15		1.00
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2017	+	1,011	7	0.00	154.461046	5.27	‡	0.45	154.500734	5.29	‡	0.35
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2017		936,682	90,718	1.41	7.938979	(2.43)		3.61	12.097714	1.04	‡	0.00
12/31/2016		986,934	95,653	1.24	8.136878	(2.16)		3.61	11.584897	(0.48)	‡	0.30
12/31/2015		901,709	87,680	0.98	8.316207	(3.24)		3.61	10.861324	(0.53)		0.85
12/31/2014		818,121	78,980	1.19	8.594441	(3.14)		3.61	10.919125	(0.42)		0.85
12/31/2013		697,296	66,830	1.34	8.872603	(3.45)		3.61	10.965640	(0.75)		0.85
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2017	+	192	16	0.00	12.374772	(0.22)	‡	0.45	12.378009	(0.19)	‡	0.35
JNL/T. Rowe Price Value Fund - Class A
12/31/2017		1,950,172	61,797	1.63	20.142597	14.16		3.91	40.190122	17.80	‡	0.00
12/31/2016		1,508,137	56,106	1.89	17.643887	6.60		3.91	32.210383	4.41	‡	0.30
12/31/2015		1,327,464	54,206	0.81	16.550775	(5.61)		3.91	26.735319	(2.67)		0.85
12/31/2014		1,326,726	52,688	0.81	17.534083	8.90		3.91	27.470071	12.29		0.85
12/31/2013		969,477	43,153	1.29	16.100834	31.88		3.91	24.464416	35.97		0.85
JNL/T. Rowe Price Value Fund - Class I
12/31/2017	+	438	11	0.00	41.570495	6.81	‡	0.45	41.581352	6.84	‡	0.35
JNL/The Boston Company Equity Income Fund - Class A
12/31/2017		147,954	7,082	1.54	19.750416	5.57	‡	2.00	22.216951	14.91	‡	0.00
12/31/2016		117,216	6,420	0.99	18.072841	17.08		1.25	18.425521	17.55		0.85
12/31/2015		110,141	7,081	0.79	15.435687	(2.94)		1.25	15.674249	(2.55)		0.85
12/31/2014		46,575	2,913	0.08	15.903884	9.69		1.25	16.085206	10.13		0.85
12/31/2013		28,342	1,948	2.03	14.498494	35.12		1.25	14.605261	35.66		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - September 25, 2017; JNL/T. Rowe Price Short-Term Bond Fund - Class I - September 25, 2017; JNL/T. Rowe Price Value Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/The Boston Company Equity Income Fund - Class I
12/31/2017	+	76	4	0.00	17.159897	8.33	‡	0.45	17.164353	8.36	‡	0.35
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2017		23,512	1,601	0.69	14.529442	15.92		1.25	15.328786	16.83	‡	0.00
12/31/2016		19,627	1,554	0.63	12.533610	15.21		1.25	12.699492	15.67		0.85
12/31/2015		11,347	1,037	0.22	10.879043	(2.64)		1.25	10.979142	(2.25)		0.85
12/31/2014		6,295	562	0.03	11.174002	2.23		1.25	11.231800	0.35	‡	0.85
12/31/2013	+	538	49	0.00	10.930272	9.67	‡	1.25	10.936958	8.95	‡	1.00
JNL/The London Company Focused U.S. Equity Fund - Class I
12/31/2017	+	—	—	0.00	15.042372	8.69	‡	0.45	15.046288	8.72	‡	0.35
JNL/VanEck International Gold Fund - Class A
12/31/2017		56,369	10,586	4.33	5.260496	12.00		1.25	5.620806	0.37	‡	0.00
12/31/2016		53,404	11,261	0.60	4.696941	51.16		1.25	4.778472	51.76		0.85
12/31/2015		24,596	7,862	3.37	3.107321	(27.51)		1.25	3.148681	(27.22)		0.85
12/31/2014		26,145	6,071	0.31	4.286313	(7.30)		1.25	4.326027	(6.92)		0.85
12/31/2013		11,291	2,436	0.24	4.623635	(48.54)		1.25	4.647848	(48.34)		0.85
JNL/Vanguard Capital Growth Fund - Class A
12/31/2017	+	66,404	6,139	0.00	10.785278	1.68	‡	2.45	10.799999	8.54	‡	0.00
JNL/Vanguard Capital Growth Fund - Class I
12/31/2017	+	113	10	0.00	10.807333	8.62	‡	0.45	10.810146	8.64	‡	0.35
JNL/Vanguard Equity Income Fund - Class A
12/31/2017	+	24,477	2,304	0.00	10.593100	3.91	‡	2.40	10.670000	6.59	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/The Boston Company Equity Income Fund - Class I - September 25, 2017; JNL/The London Company Focused U.S. Equity Fund - Class A - September 16, 2013; JNL/The London Company Focused U.S. Equity Fund - Class I - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class I - September 25, 2017; JNL/Vanguard Equity Income Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Equity Income Fund - Class I
12/31/2017	+	280	26	0.00	10.677475	6.67	‡	0.45	10.680264	6.70	‡	0.35
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2017	+	11,763	1,177	0.00	9.967538	0.08	‡	2.40	10.050000	0.30	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class I
12/31/2017	+	15	2	0.00	10.048158	0.28	‡	0.45	10.050843	0.31	‡	0.35
JNL/Vanguard Growth Allocation Fund - Class A
12/31/2017	+	39,623	3,790	0.00	10.423319	1.34	‡	2.45	10.490000	4.90	‡	0.00
JNL/Vanguard Growth Allocation Fund - Class I
12/31/2017	+	801	76	0.00	10.497689	4.98	‡	0.45	10.500428	5.00	‡	0.35
JNL/Vanguard International Fund - Class A
12/31/2017	+	73,360	7,021	0.00	10.416236	0.76	‡	2.60	10.340002	4.87	‡	0.00
JNL/Vanguard International Fund - Class I
12/31/2017	+	209	20	0.00	10.327890	4.75	‡	0.45	10.330587	4.77	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Equity Income Fund - Class I - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class I - September 25, 2017; JNL/Vanguard Growth Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Growth Allocation Fund - Class I - September 25, 2017; JNL/Vanguard International Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2017	+	114,723	10,965	0.00	10.443514	3.56	‡	2.55	10.450000	5.13	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class I
12/31/2017	+	189	18	0.00	10.437767	5.01	‡	0.45	10.440481	5.04	‡	0.35
JNL/Vanguard Moderate Allocation Fund - Class A
12/31/2017	+	28,653	2,810	0.00	10.166402	0.47	‡	2.40	10.230001	2.30	‡	0.00
JNL/Vanguard Moderate Allocation Fund - Class I
12/31/2017	+	135	13	0.00	10.228014	2.28	‡	0.45	10.230677	2.31	‡	0.35
JNL/Vanguard Moderate Growth Allocation Fund - Class A
12/31/2017	+	45,149	4,368	0.00	10.305507	2.20	‡	2.40	10.370000	3.70	‡	0.00
JNL/Vanguard Moderate Growth Allocation Fund - Class I
12/31/2017	+	340	33	0.00	10.367852	3.68	‡	0.45	10.370544	3.71	‡	0.35
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2017	+	52,018	4,846	0.00	10.702340	3.72	‡	2.50	10.740001	7.72	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class I - September 25, 2017; JNL/Vanguard Moderate Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Moderate Growth Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Small Company Growth Fund - Class I
12/31/2017	+	98	9	0.00	10.737372	7.70	‡	0.45	10.740208	7.73	‡	0.35
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2017	+	47,661	4,457	0.00	10.659332	4.06	‡	2.60	10.709990	7.31	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class I
12/31/2017	+	102	10	0.00	10.707422	7.29	‡	0.45	10.710240	7.32	‡	0.35
JNL/WCM Focused International Equity Fund - Class A
12/31/2017		31,124	2,237	0.37	13.772488	30.02		1.25	14.530276	27.48	‡	0.00
12/31/2016		12,386	1,160	0.10	10.592981	(1.12)		1.25	10.733195	(0.73)		0.85
12/31/2015		8,233	764	0.03	10.713083	4.47		1.25	10.811664	4.89		0.85
12/31/2014		3,201	311	0.00	10.254829	(2.17)		1.25	10.307880	(4.03)	‡	0.85
12/31/2013	+	425	40	0.00	10.481899	4.98	‡	1.25	10.489484	4.81	‡	1.00
JNL/WCM Focused International Equity Fund - Class I
12/31/2017	+	26	2	0.00	14.443184	5.35	‡	0.45	14.446834	5.37	‡	0.35
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2017		4,476	447	2.54	9.946650	4.26		1.25	10.284735	4.92	‡	0.00
12/31/2016		3,252	340	0.11	9.539835	1.38		1.25	9.604023	1.79		0.85
12/31/2015	+	2,963	314	0.00	9.409740	(5.57)	‡	1.25	9.435350	(6.33)	‡	0.85
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2017	+	5	0	0.00	10.008556	0.79	‡	0.45	10.011156	0.82	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Small Company Growth Fund - Class I - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class I - September 25, 2017; JNL/WCM Focused International Equity Fund - Class A - September 16, 2013; JNL/WCM Focused International Equity Fund - Class I - September 25, 2017; JNL/Westchester Capital Event Driven Fund - Class A - April 27, 2015; JNL/Westchester Capital Event Driven Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WMC Balanced Fund - Class A
12/31/2017		7,348,459	151,819	1.42	20.682853	4.14	‡	5.10	65.633219	11.83	‡	0.00
12/31/2016		6,047,243	139,519	1.39	25.642874	6.70		3.80	55.272843	3.59	‡	0.25
12/31/2015		4,591,555	116,457	1.26	24.033526	(4.62)		3.80	44.177099	(1.76)		0.85
12/31/2014		4,024,876	100,337	1.30	25.197477	5.77		3.80	44.970145	8.93		0.85
12/31/2013		3,194,549	86,719	1.49	23.823488	14.88		3.80	41.281946	18.32		0.85
JNL/WMC Balanced Fund - Class I
12/31/2017	+	1,109	16	0.00	68.561867	4.31	‡	0.45	68.579796	4.34	‡	0.35
JNL/WMC Government Money Market Fund - Class A
12/31/2017		1,125,631	95,348	0.12	6.904777	(3.54)		3.75	16.134199	0.13	‡	0.00
12/31/2016		1,512,918	127,521	0.00	7.158319	(3.67)		3.75	15.102402	(0.08)	‡	0.30
12/31/2015		1,489,594	124,378	0.00	7.430963	(3.68)		3.75	13.519303	(0.85)		0.85
12/31/2014		1,216,576	101,006	0.00	7.714836	(3.68)		3.75	13.634536	(0.84)		0.85
12/31/2013		1,268,083	104,583	0.00	8.009515	(3.68)		3.75	13.750691	(0.85)		0.85
JNL/WMC Government Money Market Fund - Class I
12/31/2017	+	883	53	0.94	16.615009	0.12	‡	0.45	16.619349	0.15	‡	0.35
JNL/WMC Value Fund - Class A
12/31/2017		784,224	20,572	1.67	26.924939	11.03		3.70	45.222498	14.86		0.30
12/31/2016		703,505	21,013	1.09	24.250216	9.32		3.70	39.372143	6.06	‡	0.30
12/31/2015		619,044	20,728	1.45	22.183699	(6.64)		3.70	31.729038	(4.09)		1.00
12/31/2014		668,419	21,405	1.47	23.761523	7.29		3.70	33.080372	10.22		1.00
12/31/2013		638,676	22,497	1.92	22.147785	26.29		3.70	30.012344	29.74		1.00
JNL/WMC Value Fund - Class I
12/31/2017	+	102	2	0.00	48.772245	6.45	‡	0.45	48.784962	6.47	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WMC Balanced Fund - Class I - September 25, 2017; JNL/WMC Government Money Market Fund - Class I - September 25, 2017; JNL/WMC Value Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

NOTE 1. Organization
Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.
The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.
The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained three-hundred three (303) Investment Divisions during 2017, but currently contains two-hundred ninety-three (293) Investment Divisions as of December 31, 2017. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2017:

Jackson Variable Series Trust
JG - Equity 100 Fund(1)
JG - Fixed Income 100 Fund(1)
JG - Growth Fund(1)
JG - Maximum Growth Fund(1)
JG - Moderate Growth Fund(1)
JNL Conservative Allocation Fund Class A and Class I(1)
JNL Institutional Alt 100 Fund Class A(1)
JNL Interest Rate Opportunities Fund Class A(1)
JNL Moderate Allocation Fund Class A and Class I(1)
JNL Real Assets Fund Class A(1)
JNL Tactical ETF Growth Fund Class A and Class I
JNL Tactical ETF Moderate Fund Class A and Class I
JNL Tactical ETF Moderate Growth Fund Class A and Class I
JNL/American Funds Global Growth Fund Class A and Class I
JNL/American Funds Growth Fund Class A and Class I
JNL/AQR Risk Parity Fund Class A
JNL/BlackRock Global Long Short Credit Fund Class A

JNL/DFA U.S. Small Cap Fund Class A and Class I
JNL/DoubleLine Total Return Fund Class A and Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A and Class I
JNL/Epoch Global Shareholder Yield Fund Class A and Class I
JNL/FAMCO Flex Core Covered Call Fund Class A and Class I
JNL/Lazard International Strategic Equity Fund Class A and Class I
JNL/Neuberger Berman Currency Fund Class A and Class I
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Class A
JNL/Nicholas Convertible Arbitrage Fund Class A and Class I
JNL/PIMCO Credit Income Fund Class A and Class I
JNL/PPM America Long Short Credit Fund Class A and Class I
JNL/T. Rowe Price Capital Appreciation Fund Class A and Class I
JNL/The Boston Company Equity Income Fund Class A and Class I
JNL/The London Company Focused U.S. Equity Fund Class A and Class I
JNL/VanEck International Gold Fund Class A
JNL/WCM Focused International Equity Fund Class A and Class I

JNL® Series Trust
JNL Aggressive Growth Allocation Fund Class A and Class I(1)
JNL Alt 65 Fund Class A(1)
JNL Growth Allocation Fund Class A and Class I(1)
JNL Institutional Alt 25 Fund Class A and Class I(1)
JNL Institutional Alt 35 Fund Class A(1)
JNL Institutional Alt 50 Fund Class A and Class I(1)
JNL Moderate Growth Allocation Fund Class A and Class I(1)
JNL Multi-Manager Alternative Fund Class A
JNL Multi-Manager Mid Cap Fund Class A and Class I
JNL Multi-Manager Small Cap Growth Fund Class A and Class I
JNL Multi-Manager Small Cap Value Fund Class A and Class I
JNL S&P 500 Index Class I
JNL/AB Dynamic Asset Allocation Fund Class A
JNL/American Funds Balanced Fund Class A and Class I
JNL/American Funds Blue Chip Income and Growth Fund Class A and Class I
JNL/American Funds Global Bond Fund Class A and Class I
JNL/American Funds Global Small Capitalization Fund Class A and Class I
JNL/American Funds Growth Allocation Fund Class A and Class I(1)
JNL/American Funds Growth-Income Fund Class A and Class I
JNL/American Funds International Fund Class A and Class I
JNL/American Funds Moderate Growth Allocation Fund Class A and Class I(1)
JNL/American Funds New World Fund Class A and Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A and Class I
JNL/AQR Managed Futures Strategy Fund Class A
JNL/BlackRock Global Allocation Fund Class A and Class I
JNL/BlackRock Global Natural Resources Fund Class A

JNL/MC European 30 Fund Class A
JNL/MC Index 5 Fund Class A(1)
JNL/MC Industrials Sector Fund Class A and Class I
JNL/MC International Index Fund Class A and Class I
JNL/MC Materials Sector Fund Class A and Class I
JNL/MC MSCI KLD 400 Social Index Fund Class A and Class I
JNL/MC Pacific Rim 30 Fund Class A
JNL/MC Real Estate Sector Fund Class A and Class I
JNL/MC S&P 1500 Growth Index Fund Class A and Class I
JNL/MC S&P 1500 Value Index Fund Class A and Class I
JNL/MC S&P 400 MidCap Index Fund Class A and Class I
JNL/MC S&P 500 Index Fund Class A
JNL/MC Small Cap Index Fund Class A and Class I
JNL/MC Utilities Sector Fund Class A and Class I
JNL/MFS Mid Cap Value Fund Class A and Class I
JNL/MMRS Conservative Fund Class A
JNL/MMRS Growth Fund Class A
JNL/MMRS Moderate Fund Class A
JNL/Morgan Stanley Mid Cap Growth Fund Class A
JNL/Neuberger Berman Strategic Income Fund Class A and Class I
JNL/Oppenheimer Emerging Markets Innovator Fund Class A
JNL/Oppenheimer Global Growth Fund Class A and Class I
JNL/PIMCO Income Fund Class A and Class I
JNL/PIMCO Real Return Fund Class A and Class I
JNL/PPM America Floating Rate Income Fund Class A and Class I
JNL/PPM America High Yield Bond Fund Class A and Class I

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

JNL® Series Trust
JNL/BlackRock Large Cap Select Growth Fund Class A and Class I
JNL/Boston Partners Global Long Short Equity Fund Class A and Class I
JNL/Brookfield Global Infrastructure and MLP Fund Class A and Class I
JNL/Causeway International Value Select Fund Class A and Class I
JNL/ClearBridge Large Cap Growth Fund Class A and Class I
JNL/Crescent High Income Fund Class A and Class I
JNL/DFA Growth Allocation Fund Class A and Class I(1)
JNL/DFA Moderate Growth Allocation Fund Class A and Class I(1)
JNL/DFA U.S. Core Equity Fund Class A and Class I
JNL/DoubleLine Core Fixed Income Fund Class A and Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund Class A and Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund Class A and Class I
JNL/FPA + DoubleLine Flexible Allocation Fund Class A and Class I
JNL/Franklin Templeton Founding Strategy Fund Class A and Class I(1)
JNL/Franklin Templeton Global Fund Class A and Class I
JNL/Franklin Templeton Global Multisector Bond Fund Class A and Class I
JNL/Franklin Templeton Income Fund Class A and Class I
JNL/Franklin Templeton International Small Cap Growth Fund Class A and Class I
JNL/Franklin Templeton Mutual Shares Fund Class A and Class I
JNL/Goldman Sachs Core Plus Bond Fund Class A and Class I
JNL/Goldman Sachs Emerging Markets Debt Fund Class A
JNL/GQG Emerging Markets Equity Fund Class A and Class I
JNL/Harris Oakmark Global Equity Fund Class A and Class I
JNL/Invesco China-India Fund Class A
JNL/Invesco Diversified Dividend Fund Class A and Class I
JNL/Invesco Global Real Estate Fund Class A
JNL/Invesco International Growth Fund Class A and Class I
JNL/Invesco Mid Cap Value Fund Class A and Class I
JNL/Invesco Small Cap Growth Fund Class A and Class I
JNL/JPMorgan MidCap Growth Fund Class A and Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A and Class I
JNL/Lazard Emerging Markets Fund Class A and Class I
JNL/MC 10 x 10 Fund Class A(1)
JNL/MC Bond Index Fund Class A and Class I
JNL/MC Consumer Staples Sector Fund Class A and Class I
JNL/MC Emerging Markets Index Fund Class A and Class I

JNL/PPM America Mid Cap Value Fund Class A and Class I
JNL/PPM America Small Cap Value Fund Class A and Class I
JNL/PPM America Total Return Fund Class A and Class I
JNL/PPM America Value Equity Fund Class A and Class I
JNL/Red Rocks Listed Private Equity Fund Class A
JNL/S&P 4 Fund Class A and Class I(1)
JNL/S&P Competitive Advantage Fund Class A and Class I
JNL/S&P Dividend Income & Growth Fund Class A and Class I
JNL/S&P International 5 Fund Class A and Class I
JNL/S&P Intrinsic Value Fund Class A and Class I
JNL/S&P Managed Aggressive Growth Fund Class A and Class I
JNL/S&P Managed Conservative Fund Class A and Class I
JNL/S&P Managed Growth Fund Class A and Class I
JNL/S&P Managed Moderate Fund Class A and Class I
JNL/S&P Managed Moderate Growth Fund Class A and Class I
JNL/S&P Mid 3 Fund Class A and Class I
JNL/S&P Total Yield Fund Class A and Class I
JNL/Scout Unconstrained Bond Fund Class A
JNL/T. Rowe Price Established Growth Fund Class A and Class I
JNL/T. Rowe Price Mid-Cap Growth Fund Class A and Class I
JNL/T. Rowe Price Short-Term Bond Fund Class A and Class I
JNL/T. Rowe Price Value Fund Class A and Class I
JNL/Vanguard Capital Growth Fund Class A and Class I
JNL/Vanguard Equity Income Fund Class A and Class I
JNL/Vanguard Global Bond Market Index Fund Class A and Class I(1)
JNL/Vanguard Growth Allocation Fund Class A and Class I
JNL/Vanguard International Fund Class A and Class I
JNL/Vanguard International Stock Market Index Fund Class A and Class I(1)
JNL/Vanguard Moderate Allocation Fund Class A and Class I
JNL/Vanguard Moderate Growth Allocation Fund Class A and Class I
JNL/Vanguard Small Company Growth Fund Class A and Class I
JNL/Vanguard U.S. Stock Market Index Fund Class A and Class I(1)
JNL/Westchester Capital Event Driven Fund Class A and Class I
JNL/WMC Balanced Fund Class A and Class I
JNL/WMC Government Money Market Fund Class A and Class I
JNL/WMC Value Fund Class A and Class I

JNL Variable Fund LLC
JNL/MC Consumer Discretionary Sector Fund Class A and Class I
JNL/MC DowSM Index Fund Class A and Class I
JNL/MC Energy Sector Fund Class A and Class I
JNL/MC Financial Sector Fund Class A and Class I
JNL/MC Healthcare Sector Fund Class A and Class I
JNL/MC Information Technology Sector Fund Class A and Class I

JNL/MC JNL 5 Fund Class A and Class I
JNL/MC MSCI World Index Fund Class A and Class I
JNL/MC Nasdaq 100 Index Fund Class A and Class I
JNL/MC S&P 24 Fund Class A
JNL/MC S&P SMid 60 Fund Class A and Class I
JNL/MC Telecommunications Sector Fund Class A and Class I

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
(2) JNL/MC Telecommunications Sector Fund - Class A is closed to new contract owners.
Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust and JNL Variable Fund LLC. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.
The following Funds are sub-advised by an affiliate of Jackson during the year: JNL/PPM America Long Short Credit Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.
During the year ended December 31, 2017, the following Funds changed names effective April 24, 2017:

Prior Fund Name	Current Fund Name	Reason For Change
JNL/Capital Guardian Global Balanced Fund	JNL/American Funds Balanced Fund	Investment Strategy
JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Fund	Investment Strategy
JNL/Goldman Sachs Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	Sub-Adviser Replacement

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

Prior Fund Name	Current Fund Name	Reason For Change
JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	Sub-Adviser Replacement
JNL/WMC Money Market Fund	JNL/WMC Government Money Market Fund	Investment Strategy

During the year ended December 31, 2017, the following Funds changed names effective September 25, 2017:
Prior Fund Name	Current Fund Name	Reason For Change
JG - Alt 100 Fund	JNL Institutional Alt 100 Fund	Naming Convention Update
JG - Conservative Fund	JNL Conservative Allocation Fund	Investment Strategy
JG - Interest Rate Opportunities Fund	JNL Interest Rate Opportunities Fund	Naming Convention Update
JG - Moderate Fund	JNL Moderate Allocation Fund	Investment Strategy
JG - Real Assets Fund	JNL Real Assets Fund	Naming Convention Update
JNL/American Funds Balanced Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	Investment Strategy
JNL/BlackRock Natural Resources Fund	JNL/BlackRock Global Natural Resources Fund	Investment Strategy
JNL/DFA Moderate Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	Naming Convention Update
JNL/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Small Cap Fund	Investment Strategy
JNL Disciplined Moderate Fund	JNL Moderate Growth Allocation Fund	Investment Strategy
JNL Disciplined Moderate Growth Fund	JNL Growth Allocation Fund	Investment Strategy
JNL Disciplined Growth Fund	JNL Aggressive Growth Allocation Fund	Investment Strategy
JNL Institutional Alt 20 Fund	JNL Institutional Alt 25 Fund	Investment Strategy
JNL/MC Communications Sector Fund	JNL/MC Telecommunications Sector Fund	Naming Convention Update
JNL/MC Consumer Brands Sector Fund	JNL/MC Consumer Discretionary Sector Fund	Naming Convention Update
JNL/MC Global 30 Fund	JNL/MC MSCI World Index Fund	Investment Strategy
JNL/MC Nasdaq 100 Fund	JNL/MC Nasdaq 100 Index Fund	Naming Convention Update
JNL/MC Oil & Gas Sector Fund	JNL/MC Energy Sector Fund	Naming Convention Update
JNL/MC Technology Sector Fund	JNL/MC Information Technology Sector Fund	Naming Convention Update
JNL/PIMCO Total Return Bond Fund	JNL/DoubleLine Core Fixed Income Fund	Sub-Adviser Replacement
JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	Naming Convention Update
JNL Tactical ETF Moderate Fund	JNL Tactical ETF Moderate Growth Fund	Naming Convention Update
JNL/Van Eck International Gold Fund	JNL/VanEck International Gold Fund	Sub-Adviser Rebranding

During the year ended December 31, 2017, the following Fund acquisitions were completed for the corresponding Class A and Class I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2017.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/MC S&P 24 Fund	JNL/MC JNL 5 Fund	April 24, 2017
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	April 24, 2017
JG - Equity 100 Fund	JNL Aggressive Growth Allocation Fund	September 25, 2017
JG - Fixed Income 100 Fund	JNL Conservative Allocation Fund	September 25, 2017
JG - Growth Fund	JNL Growth Allocation Fund	September 25, 2017
JG - Maximum Growth Fund	JNL Aggressive Growth Allocation Fund	September 25, 2017
JG - Moderate Growth Fund	JNL Moderate Growth Allocation Fund	September 25, 2017
JNL Alt 65 Fund	JNL Institutional Alt 50 Fund	September 25, 2017
JNL Institutional Alt 35 Fund	JNL Institutional Alt 25 Fund	September 25, 2017
JNL/Red Rocks Listed Private Equity Fund	JNL/Harris Oakmark Global Equity Fund	September 25, 2017

NOTE 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.
Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2017.
FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2017, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges
Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.
Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:
Contract Maintenance Charge. An annual contract maintenance charge of $35 - $120 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date, on contract monthly anniversary or in conjunction with a total withdrawal, as applicable. This charge is specifically imposed to a contract if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.
Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.
Surrender or Contingent Deferred Sales Charge. During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the Guaranteed Value (“GV”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 2.50%, depending on the contract of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.
Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:
Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.
Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.00% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.45%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.
Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.
Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.
NOTE 4. Related Party Transactions
For contract enhancement benefits related to the optional benefits offered, Jackson contributed $2,031,493 and $2,727,489 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments from contract transactions.

NOTE 5. Subsequent Events
Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.
Abbreviations
JG - JNAM Guidance
MC - Mellon Capital

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the Jackson National Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of one or more of Jackson National Life Insurance Company's Separate Accounts since 1999.
Chicago, Illinois
March 29, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL Aggressive Growth Allocation Fund - Class A (1)
JNL Conservative Allocation Fund - Class A (1)
JNL Growth Allocation Fund - Class A (1)
JNL Institutional Alt 25 Fund - Class A (1)
JNL Institutional Alt 50 Fund - Class A
JNL Institutional Alt 100 Fund - Class A (1)
JNL Interest Rate Opportunities Fund - Class A (1)
JNL Moderate Allocation Fund - Class A (1)
JNL Moderate Growth Allocation Fund - Class A (1)
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Real Assets Fund - Class A (1)
JNL Tactical ETF Growth Fund - Class A
JNL Tactical ETF Moderate Fund - Class A (1)
JNL Tactical ETF Moderate Growth Fund - Class A (1)
JNL/AB Dynamic Asset Allocation Fund - Class A
JNL/American Funds Balanced Fund - Class A (1)
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Global Bond Fund - Class A
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds International Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A (1)
JNL/American Funds New World Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A (1)
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/AQR Risk Parity Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Long Short Credit Fund - Class A

JNL/BlackRock Global Natural Resources Fund - Class A (1)
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/Brookfield Global Infrastructure and MLP Fund - Class A
JNL/Causeway International Value Select Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A (1)
JNL/DoubleLine Core Fixed Income Fund - Class A (1)
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Total Return Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Epoch Global Shareholder Yield Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/Franklin Templeton Founding Strategy Fund - Class A
JNL/Franklin Templeton Global Fund - Class A (1)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton International Small Cap Growth Fund - Class A
JNL/Franklin Templeton Mutual Shares Fund - Class A
JNL/Goldman Sachs Core Plus Bond Fund - Class A
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco Mid Cap Value Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class A

2

JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/Lazard Emerging Markets Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class A
JNL/MC 10 x 10 Fund - Class A
JNL/MC Bond Index Fund - Class A
JNL/MC Consumer Discretionary Sector Fund - Class A (1)
JNL/MC DowSM Index Fund - Class A
JNL/MC Emerging Markets Index Fund - Class A
JNL/MC Energy Sector Fund - Class A (1)
JNL/MC European 30 Fund - Class A
JNL/MC Financial Sector Fund - Class A
JNL/MC Healthcare Sector Fund - Class A
JNL/MC Index 5 Fund - Class A
JNL/MC Information Technology Sector Fund - Class A (1)
JNL/MC International Index Fund - Class A
JNL/MC JNL 5 Fund - Class A
JNL/MC MSCI World Index Fund - Class A (1)
JNL/MC Nasdaq 100 Index Fund - Class A (1)
JNL/MC Pacific Rim 30 Fund - Class A
JNL/MC S&P 400 MidCap Index Fund - Class A
JNL/MC S&P 500 Index Fund - Class A
JNL/MC S&P SMid 60 Fund - Class A
JNL/MC Small Cap Index Fund - Class A
JNL/MC Telecommunications Sector Fund - Class A
JNL/MC Utilities Sector Fund - Class A
JNL/MFS Mid Cap Value Fund - Class A (1)
JNL/MMRS Conservative Fund - Class A
JNL/MMRS Growth Fund - Class A
JNL/MMRS Moderate Fund - Class A
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class A
JNL/PIMCO Credit Income Fund - Class A
JNL/PIMCO Real Return Fund - Class A

JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America Long Short Credit Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Value Equity Fund - Class A
JNL/S&P 4 Fund - Class A
JNL/S&P Competitive Advantage Fund - Class A
JNL/S&P Dividend Income & Growth Fund - Class A
JNL/S&P International 5 Fund - Class A
JNL/S&P Intrinsic Value Fund - Class A
JNL/S&P Managed Aggressive Growth Fund - Class A
JNL/S&P Managed Conservative Fund - Class A
JNL/S&P Managed Growth Fund - Class A
JNL/S&P Managed Moderate Fund - Class A
JNL/S&P Managed Moderate Growth Fund - Class A
JNL/S&P Mid 3 Fund - Class A
JNL/S&P Total Yield Fund - Class A
JNL/Scout Unconstrained Bond Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Value Fund - Class A
JNL/The Boston Company Equity Income Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/VanEck International Gold Fund - Class A (1)
JNL/WCM Focused International Equity Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class A
JNL/WMC Balanced Fund - Class A
JNL/WMC Government Money Market Fund - Class A (1)
JNL/WMC Value Fund - Class A

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from September 19, 2016 (inception) to December 31, 2016.

JNL Multi-Manager Mid Cap Fund - Class A

3

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from April 25, 2016 (inception) to December 31, 2016.

JNL/Crescent High Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from April 24, 2017 (inception) to December 31, 2017.

JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A (1)
JNL/MC MSCI KLD 400 Social Index Fund - Class A

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from September 25, 2017 (inception) to December 31, 2017.

JNL Aggressive Growth Allocation Fund - Class I (1)
JNL Conservative Allocation Fund - Class I (1)
JNL Growth Allocation Fund - Class I (1)
JNL Institutional Alt 25 Fund - Class I (1)
JNL Institutional Alt 50 Fund - Class I
JNL Moderate Allocation Fund - Class I (1)
JNL Moderate Growth Allocation Fund - Class I (1)
JNL Multi-Manager Mid Cap Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL Tactical ETF Growth Fund - Class I
JNL Tactical ETF Moderate Fund - Class I (1)
JNL Tactical ETF Moderate Growth Fund - Class I (1)
JNL/American Funds Balanced Fund - Class I (1)
JNL/American Funds Blue Chip Income and Growth Fund - Class I
JNL/American Funds Global Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class I (1)
JNL/American Funds New World Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (1)
JNL/BlackRock Global Allocation Fund - Class I

JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class I
JNL/Brookfield Global Infrastructure and MLP Fund - Class I
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/Crescent High Income Fund - Class I
JNL/DFA Growth Allocation Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class I (1)
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class I (1)
JNL/DoubleLine Core Fixed Income Fund - Class I (1)
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
JNL/Epoch Global Shareholder Yield Fund - Class I
JNL/FAMCO Flex Core Covered Call Fund - Class I
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
JNL/Franklin Templeton Founding Strategy Fund - Class I
JNL/Franklin Templeton Global Fund - Class I (1)
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Income Fund - Class I

4

JNL/Franklin Templeton International Small Cap Growth Fund - Class I
JNL/Franklin Templeton Mutual Shares Fund - Class I
JNL/Goldman Sachs Core Plus Bond Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Mid Cap Value Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/Lazard Emerging Markets Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class I
JNL/MC Bond Index Fund - Class I
JNL/MC Consumer Discretionary Sector Fund - Class I (1)
JNL/MC Consumer Staples Sector Fund - Class A
JNL/MC Consumer Staples Sector Fund - Class I
JNL/MC DowSM Index Fund - Class I
JNL/MC Emerging Markets Index Fund - Class I
JNL/MC Energy Sector Fund - Class I (1)
JNL/MC Financial Sector Fund - Class I
JNL/MC Healthcare Sector Fund - Class I
JNL/MC Industrials Sector Fund - Class A
JNL/MC Industrials Sector Fund - Class I
JNL/MC Information Technology Sector Fund - Class I (1)
JNL/MC International Index Fund - Class I
JNL/MC JNL 5 Fund - Class I
JNL/MC Materials Sector Fund - Class A
JNL/MC Materials Sector Fund - Class I
JNL/MC MSCI KLD 400 Social Index Fund - Class I
JNL/MC MSCI World Index Fund - Class I (1)
JNL/MC Nasdaq 100 Index Fund - Class I (1)
JNL/MC Real Estate Sector Fund - Class A
JNL/MC Real Estate Sector Fund - Class I
JNL/MC S&P 1500 Growth Index Fund - Class A
JNL/MC S&P 1500 Growth Index Fund - Class I
JNL/MC S&P 1500 Value Index Fund - Class A
JNL/MC S&P 1500 Value Index Fund - Class I
JNL/MC S&P 400 MidCap Index Fund - Class I
JNL/MC S&P SMid 60 Fund - Class I
JNL/MC Small Cap Index Fund - Class I
JNL/MC Telecommunications Sector Fund - Class I (1)

JNL/MC Utilities Sector Fund - Class I
JNL/MFS Mid Cap Value Fund - Class I (1)
JNL/Neuberger Berman Currency Fund - Class I
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Nicholas Convertible Arbitrage Fund - Class I
JNL/Oppenheimer Global Growth Fund - Class I
JNL/PIMCO Credit Income Fund - Class I
JNL/PIMCO Income Fund - Class A
JNL/PIMCO Income Fund - Class I
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Long Short Credit Fund - Class I
JNL/PPM America Mid Cap Value Fund - Class I
JNL/PPM America Small Cap Value Fund - Class I
JNL/PPM America Total Return Fund - Class I
JNL/PPM America Value Equity Fund - Class I
JNL/S&P 4 Fund - Class I
JNL/S&P Competitive Advantage Fund - Class I
JNL/S&P Dividend Income & Growth Fund - Class I
JNL/S&P International 5 Fund - Class I
JNL/S&P Intrinsic Value Fund - Class I
JNL/S&P Managed Aggressive Growth Fund - Class I
JNL/S&P Managed Conservative Fund - Class I
JNL/S&P Managed Growth Fund - Class I
JNL/S&P Managed Moderate Fund - Class I
JNL/S&P Managed Moderate Growth Fund - Class I
JNL/S&P Mid 3 Fund - Class I
JNL/S&P Total Yield Fund - Class I
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price Value Fund - Class I
JNL/The Boston Company Equity Income Fund - Class I
JNL/The London Company Focused U.S. Equity Fund - Class I
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Capital Growth Fund - Class I
JNL/Vanguard Equity Income Fund - Class A
JNL/Vanguard Equity Income Fund - Class I
JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Global Bond Market Index Fund - Class I

5

JNL/Vanguard Growth Allocation Fund - Class A
JNL/Vanguard Growth Allocation Fund - Class I
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Fund - Class I
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class I
JNL/Vanguard Moderate Allocation Fund - Class A
JNL/Vanguard Moderate Allocation Fund - Class I
JNL/Vanguard Moderate Growth Allocation Fund - Class A
JNL/Vanguard Moderate Growth Allocation Fund - Class I

JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class I
JNL/Vanguard U.S. Stock Market Index Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class I
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class I
JNL/WMC Government Money Market Fund - Class I (1)
JNL/WMC Value Fund - Class I

Statement of operations for the period from January 1, 2017 to April 24, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to April 24, 2017 (closure) and the year ended December 31, 2016.

JNL/MC S&P 24 Fund - Class A
JNL/Morgan Stanley Mid Cap Growth Fund - Class A

Statement of operations for the period from January 1, 2017 to September 25, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to September 25, 2017 (closure) and the year ended December 31, 2016.

JG - Equity 100 Fund
JG - Fixed Income 100 Fund
JG - Growth Fund
JG - Maximum Growth Fund
JG - Moderate Growth Fund

JNL Alt 65 Fund - Class A
JNL Institutional Alt 35 Fund - Class A
JNL/Red Rocks Listed Private Equity Fund - Class A

Statement of changes in net assets for the period from January 1, 2016 to April 25, 2016 (closure).

JNL/Capital Guardian Global Diversified Research Fund - Class A
JNL/Eastspring Investments Asia ex-Japan Fund - Class A
JNL/Invesco Large Cap Growth Fund - Class A
JNL/MC Frontier Markets 100 Index Fund

(1) See Note 1 to the financial statements for the former name of the Investment Division.

6

APPENDIX B

Report of Independent Registered Public Accounting Firm

The stockholders and board of directors
Jackson National Life Insurance Company and Subsidiaries:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries (the Company) as of December 31, 2017 and 2016, the related consolidated statements of income, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP
We have served as the Company's auditor since 1999.

Columbus, Ohio
March 8, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2017	2016
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2017, $45,867,015; 2016, $49,163,580, including $115,997 and $138,598 at fair value under the fair value option at December 31, 2017 and 2016, respectively)	$47,457,154	$49,938,751
Trading securities, at fair value	137,756	415,122
Commercial mortgage loans, net of allowance	8,435,440	7,482,233
Policy loans (includes $3,397,764 and $3,301,038 at fair value under the fair value option
at December 31, 2017 and 2016, respectively)	4,591,132	4,546,161
Derivative instruments	2,178,969	1,030,133
Other invested assets (includes $1,141,123 and $1,219,887 at fair value under the fair value option at December 31, 2017 and 2016, respectively)	1,369,895	1,455,449
Total investments	64,170,346	64,867,849
Cash and cash equivalents	1,617,934	1,265,041
Accrued investment income	595,370	673,144
Deferred acquisition costs	10,540,588	9,678,063
Reinsurance recoverable	8,702,090	8,927,559
Deferred income taxes, net	484,224	1,226,465
Receivables from affiliates	312,049	344,100
Other assets	1,467,163	1,173,468
Separate account assets	176,578,848	148,791,796
Total assets	$264,468,612	$236,947,485

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$12,714,534	$13,467,949
Other contract holder funds	60,742,599	60,864,343
Funds held under reinsurance treaties, at fair value under fair value option	3,604,525	3,523,106
Debt	647,718	685,949
Securities lending payable	69,785	119,608
Derivative instruments	6,448	78,802
Other liabilities	3,165,252	2,783,473
Separate account liabilities	176,578,848	148,791,796
Total liabilities	257,529,709	230,315,026

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,816,079	3,816,079
Shares held in trust	(18,851)	(22,686)
Equity compensation reserve	10,249	5,785
Accumulated other comprehensive income, net of tax expense (benefit)
of $140,872 in 2017 and $(75,888) in 2016	1,092,974	597,122
Retained earnings	2,024,652	2,222,359
Total stockholder's equity	6,938,903	6,632,459
Total liabilities and equity	$264,468,612	$236,947,485

See accompanying Notes to Consolidated Financial Statements.

2

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Revenues
Fee income	$5,734,935	$5,151,117	$4,981,941
Premium	169,079	229,611	266,409
Net investment income	2,654,542	2,914,947	2,939,362
Net realized losses on investments:
Total other-than-temporary impairments	(3,070)	(68,511)	(77,662)
Portion of other-than-temporary impairments included in
other comprehensive income	18	9,562	15,024
Net other-than-temporary impairments	(3,052)	(58,949)	(62,638)
Other net investment losses	(3,424,277)	(3,600,152)	(1,524,877)
Total net realized losses on investments	(3,427,329)	(3,659,101)	(1,587,515)
Other income	68,395	70,786	97,945
Total revenues	5,199,622	4,707,360	6,698,142
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,128,340	1,000,280	997,746
Interest credited on other contract holder funds, net of deferrals	1,547,561	1,558,400	1,516,522
Interest expense	54,342	41,589	38,104
Operating costs and other expenses, net of deferrals	1,817,455	1,601,004	1,724,590
Amortization of deferred acquisition and sales inducement costs	(58,231)	(159,852)	660,860
Total benefits and expenses	4,489,467	4,041,421	4,937,822
Pretax income before noncontrolling interests	710,155	665,939	1,760,320
Income tax expense (benefit)	307,375	(106,500)	346,339
Net income	402,780	772,439	1,413,981
Less: Net income attributable to noncontrolling interests	—	—	13,101
Net income attributable to Jackson	$402,780	$772,439	$1,400,880

See accompanying Notes to Consolidated Financial Statements.

3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Net income	$402,780	$772,439	$1,413,981

Other comprehensive income, net of tax:
Net unrealized gains (losses) on securities not other-than-temporarily impaired (net of tax expense (benefit) of: 2017 $168,816; 2016 $40,243; 2015 $(447,191))	406,815	74,735	(846,010)

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2017 $4; 2016 $3,080; 2015 $4,469)	(8)	(5,719)	(8,299)

Reclassification adjustment for gains (losses) included in net income (net of tax expense (benefit) of: 2017 $47,948; 2016 $(10,959); 2015 $(49,168))	89,045	(20,352)	(91,310)

Total other comprehensive income (loss)	495,852	48,664	(945,619)
Comprehensive income	898,632	821,103	468,362
Less: Comprehensive loss attributable to noncontrolling interests	—	-	(2,411)
Comprehensive income attributable to Jackson	$898,632	$821,103	$470,773

See accompanying Notes to Consolidated Financial Statements.

4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In thousands)

					Accumulated
		Additional		Equity	Other		Total	Non-
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder's	Controlling	Total
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity	Interests	Equity
Balances as of December 31, 2014	$13,800	$3,816,079	$(27,084)	$14,130	$1,478,565	$1,311,175	$6,606,665	$34,971	$6,641,636

Net income	—	—	—	—	—	1,400,880	1,400,880	13,101	1,413,981
Change in unrealized investment gains and losses, net of tax	—	—	—	—	(930,107)	—	(930,107)	(15,512)	(945,619)
Dividends to stockholder	—	—	—	—	—	(711,413)	(711,413)	—	(711,413)
Shares acquired at cost	—	—	(19,438)	—	—	—	(19,438)	—	(19,438)
Shares distributed at cost	—	—	14,584	—	—	—	14,584	—	14,584
Reserve for equity compensation plans	—	—	—	4,187	—	—	4,187	—	4,187
Fair value of shares issued under equity
compensation plans	—	—	—	(15,054)	—	—	(15,054)	—	(15,054)
Balances as of December 31, 2015	13,800	3,816,079	(31,938)	3,263	548,458	2,000,642	6,350,304	32,560	6,382,864

Net income	—	—	—	—	—	772,439	772,439	—	772,439
Change in unrealized investment gains and losses, net of tax	—	—	—	—	48,664	—	48,664	—	48,664
Deconsolidation of variable interest entities	—	—	—	—	—	—	—	(32,560)	(32,560)
Dividends to stockholder	—	—	—	—	—	(550,722)	(550,722)	—	(550,722)
Shares acquired at cost	—	—	(2,272)	—	—	—	(2,272)	—	(2,272)
Shares distributed at cost	—	—	11,524	—	—	—	11,524	—	11,524
Reserve for equity compensation plans	—	—	—	2,522	—	—	2,522	—	2,522
Balances as of December 31, 2016	13,800	3,816,079	(22,686)	5,785	597,122	2,222,359	6,632,459	—	6,632,459

Net income	—	—	—	—	—	402,780	402,780	—	402,780
Change in unrealized investment gains and losses, net of tax	—	—	—	—	495,852	—	495,852	—	495,852
Dividends to stockholder	—	—	—	—	—	(600,487)	(600,487)	—	(600,487)
Shares acquired at cost	—	—	(2,392)	—	—	—	(2,392)	—	(2,392)
Shares distributed at cost	—	—	6,227	—	—	—	6,227	—	6,227
Reserve for equity compensation plans	—	—	—	4,464	—	—	4,464	—	4,464
Balances as of December 31, 2017	$13,800	$3,816,079	$(18,851)	$10,249	$1,092,974	$2,024,652	$6,938,903	$—	$6,938,903
See accompanying Notes to Consolidated Financial Statements.

5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Cash flows from operating activities:
Net income	$402,780	$772,439	$1,413,981
Adjustments to reconcile net income to net cash provided by
operating activities:
Net realized losses (gains) on investments	50,663	(349,204)	(34,191)
Net losses on derivatives	3,130,445	3,713,938	1,339,369
Interest credited on other contract holder funds, gross	1,558,057	1,570,709	1,529,137
Mortality, expense and surrender charges	(671,593)	(704,343)	(730,782)
Amortization of discount and premium on investments	16,539	28,037	39,713
Deferred income tax expense (benefit)	525,481	(771,586)	33,701
Share-based compensation	70,810	30,012	50,083
Change in:
Accrued investment income	77,774	12,655	1,704
Deferred sales inducements and acquisition costs	(912,250)	(1,083,309)	(465,937)
Trading portfolio activity, net	281,664	(129,968)	245,264
Income tax accruals	(204,405)	330,807	(452,016)
Other assets and liabilities, net	705,115	(570,959)	295,502
Net cash provided by operating activities	5,031,080	2,849,228	3,265,528

Cash flows from investing activities:
Sales, maturities and repayments of:
Fixed maturities	9,771,562	11,005,017	7,941,581
Commercial mortgage loans	1,401,641	1,151,212	1,159,080
Purchases of:
Fixed maturities	(6,546,920)	(10,841,032)	(8,720,419)
Commercial mortgage loans	(2,358,647)	(2,196,376)	(1,596,503)
Other investing activities	(4,532,283)	(3,706,102)	(816,079)
Net cash used in investing activities	(2,264,647)	(4,587,281)	(2,032,340)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	21,854,967	21,747,583	27,030,772
Withdrawals	(17,948,260)	(15,178,565)	(14,530,207)
Net transfers to separate accounts	(5,406,328)	(5,991,929)	(11,886,621)
Net (payments on) proceeds from repurchase agreements	(411,857)	411,857	(289,625)
Net proceeds from (payments on) Federal Home Loan Bank notes	99,999	500,000	(200,000)
Net (payments on) proceeds from debt	(5,896)	(5,039)	18,191
Shares held in trust at cost, net	3,835	9,252	(4,854)
Payment of cash dividends to Parent	(600,000)	(550,000)	(710,000)
Net cash (used in) provided by financing activities	(2,413,540)	943,159	(572,344)

Net increase (decrease) in cash and cash equivalents	352,893	(794,894)	660,844

Cash and cash equivalents, beginning of year	1,265,041	2,059,935	1,399,091
Cash and cash equivalents, end of year	$1,617,934	$1,265,041	$2,059,935

Supplemental Cash Flow Information
Income tax (received) paid	$(13,212)	$335,000	$766,000
Interest paid	$21,237	$20,816	$20,943

See accompanying Notes to Consolidated Financial Statements.

6

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

1.	Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•
Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York (“JNY”), Squire Reassurance Company LLC (“Squire Re”), Squire Reassurance Company II, Inc. (“Squire Re II”), VFL International Life Company SPC, LTD and Jackson National Life (Bermuda) LTD;

•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC (“Curian Clearing”), and Curian Capital, LLC (“Curian Capital”);

•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

•	Other insignificant wholly owned subsidiaries; and

•	Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson is deemed the primary beneficiary.

In 2015, Jackson announced that Curian Capital would no longer accept new business effective July 31, 2015. Curian Capital continued to actively manage existing accounts into early 2016 to accommodate financial professionals and clients in their transition. The Curian Capital separately managed account program terminated on February 19, 2016 and Curian Capital de-registered as a Securities and Exchange Commission (“SEC”) regulated investment advisor in October 2016. Curian Clearing, which had served exclusively as the clearing broker-dealer for the Curian Capital separately managed account program, de-registered as a SEC regulated broker-dealer on September 13, 2017.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the 2016 notes to the consolidated financial statements have been reclassified to conform to the 2017 presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, allowances on receivables, liabilities for lawsuits and state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; 8) value of guaranteed benefits; and 9) value of business acquired, its recoverability and amortization. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the consolidated financial statements in the periods the estimates are changed.

7

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In October 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updates (“ASU”) No. 2016-17, “Consolidation: Interests held through Related Parties that are under Common Control.” Under ASU No. 2016-17, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The previous guidance directed the decision maker to treat the common control party’s interest in the VIE as if the decision maker held the interest itself. Effective January 1, 2017, the Company adopted ASU No. 2016-17 with no material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation - Stock Compensation: Improvements to Employee Share-Based Payment Accounting,” which simplifies employee share-based payment accounting. These amendments require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled rather than through additional paid-in capital. The amendments also permit an employer to repurchase an employee’s shares at the maximum statutory tax rate in the employee’s applicable jurisdiction for tax withholding purposes without triggering liability accounting. In addition, the amendments permit entities to make a one-time accounting policy election to account for forfeitures as they occur. Effective January 1, 2017, the Company adopted ASU No. 2016-09 prospectively with no material impact on the Company’s consolidated financial statements.

In January 2015, the FASB issued ASU No. 2015-01, “Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items,” which eliminates the concept of extraordinary items. Effective January 1, 2017, the Company adopted ASU No. 2015-01 with no impact on the Company’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. Effective January 1, 2017, the Company adopted ASU No. 2014-15 with no impact on the Company’s consolidated financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In February 2018, the FASB issued ASU No. 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” which provides an option to reclassify stranded tax effects within accumulated other comprehensive income (“AOCI”) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (the “Tax Act”) is recorded.  ASU No. 2018-02 is effective for fiscal years beginning after December 15, 2018, and should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the Tax Act is recognized. Early adoption is permitted.  The Company expects to adopt ASU No. 2018-02 effective January 1, 2018, which will result in the retrospective reclassification of $141.0 million of stranded tax effects from AOCI to retained earnings within the Company’s consolidated financial statements and disclosures.

In August 2017, the FASB issued ASU No. 2017-12, “Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities,” which changes the recognition and presentation requirements of hedge accounting. ASU No. 2017-12 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-12 is not expected to have an impact on the Company’s consolidated financial statements, as the Company does not intend to elect hedge accounting.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities,” which requires that certain premiums on callable debt securities be amortized to the earliest call date. ASU No. 2017-08 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-08 is not expected to have a material impact on the Company’s consolidated financial statements.

8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows - Restricted Cash,” which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. ASU No. 2016-18 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-18 is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow issues in an entity’s statement of cash flows where it was determined there is diversity in practice. ASU No. 2016-15 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-15 is not expected to have a material impact on the Company’s consolidated financial statements, as the requirements are presentational only within the statement of cash flows.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

In February 2016, the FASB issued ASU No. 2016-02, “Leases,” which establishes a new accounting model for leases. Lessees will recognize most leases on the balance sheet as a right-of-use asset and a related lease liability. The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and includes adjustments for certain lease incentives and initial direct costs. Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current guidance. ASU No. 2016-02 is effective for annual periods beginning after December 15, 2018, and a modified retrospective transition approach is required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements. Early adoption is permitted. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. ASU No. 2016-01 is effective for annual periods beginning after December 15, 2017, and should be adopted in the financial statements through a cumulative effect adjustment to the beginning balance of retained earnings. Early adoption is generally not permitted, except as defined in the ASU. The adoption of ASU No. 2016-01 will not have a material impact on the Company’s consolidated financial statements and disclosures.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which specifies the accounting treatment for all revenue arising from contracts with customers, and creates a new Topic 606 in the FASB Accounting Standards Codification. This standard, together with subsequent amendments to Topic 606, establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. The FASB defines a five-step process which systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. This guidance does not apply to contracts within the scope of Accounting Standards Codification Topic 944, “Financial Services - Insurance.” ASU No. 2014-09 is effective retrospectively for periods beginning after December 15,

9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

2017. For those revenue streams within the scope of this Standard, there is no change to the timing of revenue recognition and, therefore, there is no impact on the Company’s financial statements. Upon adoption, the Company will include the required additional disclosures, where applicable.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds, notes, and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $365.7 million and $415.4 million as of December 31, 2017 and 2016, respectively.

Fixed maturities are generally classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at the aggregate unpaid principal balance, adjusted for any applicable unamortized discount or premium, impairments or allowance for loan losses.

On a periodic basis, the Company assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process and a portfolio reserve for probable incurred but not specifically identified losses for performing loans. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of its loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates. Model assumptions are updated each quarter and, based upon actual loan experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations. The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors. Changes in the allowance for loan losses are recorded in net investment income.

Separately, the Company also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above. Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

10

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. The Company elected the fair value option upon acquisition of policy loans held as collateral for reinsurance, further described below. At December 31, 2017 and 2016, $3.4 billion and $3.3 billion, respectively, of these loans were carried at fair value, which the Company believes is equal to the unpaid principal balances plus accrued investment income. At both December 31, 2017 and 2016, the Company had $1.2 billion of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.

Other invested assets primarily include investments in limited partnerships and real estate. The Company has elected the fair value option for limited partnerships, which is consistent with the role of these investments within the investment portfolio. Carrying values for limited partnership investments are determined by using the proportion of the Company’s investment in each fund (Net Asset Value (“NAV”) equivalent) as a practical expedient for fair value.

Real estate is carried at the lower of depreciated cost or fair value.

In 2015, the Company held interests in VIEs that represented primary beneficial interests. These consolidated VIEs were comprised of entities structured to hold and manage investments. Upon adoption of ASU No. 2015-02 in 2016, these VIEs were deconsolidated.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The Company elected the fair value option for certain assets which are held as collateral for reinsurance, as further described below. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements. The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. There were no charges due to nonperformance by derivative counterparties in 2017, 2016, or 2015.

The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, fixed index annuities and guarantees offered in connection with variable annuities issued by the Company, may contain embedded derivatives. Further details regarding Jackson’s derivative positions are included in Note 4. The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from freestanding derivative instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income, as further detailed in Note 4.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

11

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 5 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit

12

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2017 and 2016, deferred acquisition costs decreased by $301.3 million and $216.4 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.4% for both 2017 and 2016, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2017 and 2016, projected returns under mean reversion were within the range bound by the 15% cap and 0% floor. At December 31, 2017 and 2016, projected returns after the next five years were set at 7.4%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2017, 2016, and 2015. During 2016, and 2015, certain amounts related to life products were adjusted, resulting in an additional $20 million, and $75 million, respectively, in deferred acquisition cost amortization.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on fixed index annuities and variable annuities are capitalized as deferred sales inducements and included in other assets. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2017 and 2016, deferred sales inducements decreased by $55.0 million and $37.5 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2017, 2016, and 2015.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements,

13

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income. Additionally, in 2017, the Company implemented an enhancement to the method for incorporating own credit risk in the discounting of embedded derivative cash flows. The impact of the enhancement reduced reserves by $558 million, net of deferred acquisition costs.

Reinsurance and Funds Held Under Reinsurance Treaties
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

The Company has three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business.

As a result of these retro treaties, the Company holds certain assets, primarily in the form of policy loans and fixed maturities, as collateral for the reinsurance recoverable. Investment income and realized gains or losses earned on assets held as collateral are paid by the Company to SRZ, pursuant to the terms of the treaties. Investment income and realized gains and losses are reported net of investment income and realized gains and losses on funds held under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income. Accordingly, the embedded derivative is not bifurcated or separately valued.

Receivables from Affiliates
Effective December 30, 2016, the Company executed a reserve financing transaction, whereby, for statutory reporting, the risk on $319.0 million of statutory basis redundant term life reserves was transferred to a third-party reinsurer. In conjunction with the transaction, Squire Re II financed the excess reserves through a surplus note (the “Squire Surplus Note”) issued to an affiliate, Brier Capital LLC (“Brier”), in return for a note receivable from Brier (the “Financing Note”). Quarterly interest payments due under the Financing Note and the Squire Surplus Note are offset against each other and only the net amounts are due. The outstanding principal on the Financing Note and the Squire Surplus Note, each initially $344 million, are expected to increase or decrease in relation to changes in the excess reserves financed. The Financing Note, reported in Receivables from Affiliates, matures December 30, 2031 and bears interest at 4.00%. The outstanding balance of both the Financing Note and the Squire Surplus Note was $307.4 million at December 31, 2017.

Jackson provides a revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The outstanding balance at December 31, 2017 and 2016 was $1.5 million and $0.1 million, respectively.

Value of Business Acquired
The Company has an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets. In connection with the acquisition of insurance policies and investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts. This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company established a VOBA intangible asset for previously acquired traditional life insurance products and deferred annuity contracts. This intangible asset is amortized over the life of the business, which approximates 20 years. The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

14

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.

Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and, beginning in 2016, Squire Re II. Jackson National Life (Bermuda) LTD and VFL International Life Company SPC, LTD are taxed as controlled foreign corporations of Jackson. With the exception of several insignificant wholly owned subsidiaries that are not included in the Jackson consolidated tax return, all other subsidiaries are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson. Income tax expense is the lesser of the amount calculated on a separate company basis or Jackson’s pro-rata share of the actual liability as determined under the consolidated return taking into account only Jackson and Brooke Life.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses, plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 2.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

In conjunction with a prior acquisition, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserves is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in policy reserve through the consolidated income statements.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business. For fixed deferred annuities, the liability is the policyholder’s account value, plus the unamortized balance of the above mentioned fair value adjustment. For the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value. The liability for fixed index annuities is based on three components, 1) the imputed

15

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract and 3) the liability for guaranteed benefits related to the optional lifetime income rider.

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency gains and losses using exchange rates as of the reporting date. Foreign currency gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s institutional products business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2017 and 2016, the assets and liabilities associated with variable life and annuity contracts were $176.6 billion and $148.8 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 9 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II, which had balances of $267.7 million and $264.7 million at December 31, 2017 and 2016, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 10 for further information regarding the Company’s debt.

16

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Share-Based Compensation
As more fully described in Note 14, the Company has certain share award plans that are either equity settled or liability settled. The Company recognizes compensation expense based on a grant-date award fair value, ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 8, 2018, which is the date the consolidated financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities and loans, primarily publicly-traded corporate and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2017, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2017, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $381.2 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

17

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2017
AAA	19.7%
AA	6.2%
A	35.7%
BBB	35.0%
Investment grade	96.6%
BB	2.2%
B and below	1.2%
Below investment grade	3.4%
Total fixed maturities	100.0%

At December 31, 2017, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 79% were investment grade, 4% were below investment grade and 17% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 25% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2017, the industries accounting for the larger percentage of unrealized losses included telecom (14% of corporate gross unrealized losses) and consumer goods (12%). The largest unrealized loss related to a single corporate obligor was $7.0 million at December 31, 2017.

18

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

At December 31, 2017 and 2016, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities, including $116.0 million and $138.6 million in securities carried at fair value under the fair value option, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2017	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$5,652,866	$52,180	$20,373	$5,684,673	$—
Other government securities	842,781	18,105	6,321	854,565	—
Public utilities	4,459,077	314,480	10,424	4,763,133	—
Corporate securities	30,675,364	1,234,667	79,721	31,830,310	—
Residential mortgage-backed	865,339	53,643	5,580	913,402	(26,533)
Commercial mortgage-backed	2,077,960	41,356	6,787	2,112,529	204
Other asset-backed securities	1,293,628	20,938	16,024	1,298,542	(17,635)
Total fixed maturities	$45,867,015	$1,735,369	$145,230	$47,457,154	$(43,964)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2016	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$6,796,612	$278	$509,340	$6,287,550	$—
Other government securities	965,661	1,084	21,016	945,729	—
Public utilities	4,465,064	277,588	31,633	4,711,019	—
Corporate securities	31,719,821	1,202,727	221,512	32,701,036	—
Residential mortgage-backed	1,220,368	57,655	9,484	1,268,539	(30,029)
Commercial mortgage-backed	2,690,258	56,603	17,469	2,729,392	296
Other asset-backed securities	1,305,796	19,694	30,004	1,295,486	(17,635)
Total fixed maturities	$49,163,580	$1,615,629	$840,458	$49,938,751	$(47,368)

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
(2) Represents the amount of non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

19

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2017, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized(1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$1,298,022	$15,556	$129	$1,313,449
Due after 1 year through 5 years	12,040,633	483,555	9,594	12,514,594
Due after 5 years through 10 years	17,014,638	487,119	54,302	17,447,455
Due after 10 years through 20 years	3,042,808	250,757	16,366	3,277,199
Due after 20 years	8,233,987	382,445	36,448	8,579,984
Residential mortgage-backed	865,339	53,643	5,580	913,402
Commercial mortgage-backed	2,077,960	41,356	6,787	2,112,529
Other asset-backed securities	1,293,628	20,938	16,024	1,298,542
Total	$45,867,015	$1,735,369	$145,230	$47,457,154

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Securities with a carrying value of $110.7 million and $134.3 million at December 31, 2017 and 2016, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2017 and 2016, fixed maturities include $116.0 million and $124.6 million, respectively, held in trust pursuant to the retro treaties with SRZ.

Residential mortgage-backed securities (“RMBS”) include certain RMBS, which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2017	Cost	Gains	Losses	Value
Prime	$171,016	$11,846	$965	$181,897
Alt-A	147,140	23,218	410	169,948
Subprime	143,865	7,861	774	150,952
Total non-agency RMBS	$462,021	$42,925	$2,149	$502,797

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2016	Cost	Gains	Losses	Value
Prime	$228,216	$10,894	$2,109	$237,001
Alt-A	200,077	18,438	1,856	216,659
Subprime	216,120	8,243	2,674	221,689
Total non-agency RMBS	$644,413	$37,575	$6,639	$675,349

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

20

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2017			December 31, 2016

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$6,730	$819,187	6	$509,340	$6,254,301	23
Other government securities	541	50,975	7	20,419	644,616	26
Public utilities	3,909	325,474	26	30,033	901,185	86
Corporate securities	36,783	2,923,660	285	162,756	6,893,553	567
Residential mortgage-backed	533	66,969	31	2,686	205,296	59
Commercial mortgage-backed	2,479	412,621	33	12,632	665,513	54
Other asset-backed securities	2,477	409,700	58	6,006	487,424	72
Total temporarily impaired
securities	$53,452	$5,008,586	446	$743,872	$16,051,888	887

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$13,643	$894,138	8	$—	$—	—
Other government securities	5,780	97,883	4	597	7,126	1
Public utilities	6,515	294,916	26	1,600	19,439	6
Corporate securities	42,938	1,513,801	123	58,756	840,610	89
Residential mortgage-backed	5,047	172,512	74	6,798	124,372	52
Commercial mortgage-backed	4,308	148,107	22	4,837	46,937	7
Other asset-backed securities	13,547	250,724	46	23,998	103,207	25
Total temporarily impaired
securities	$91,778	$3,372,081	303	$96,586	$1,141,691	180

	Total			Total
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$20,373	$1,713,325	14	$509,340	$6,254,301	23
Other government securities	6,321	148,858	11	21,016	651,742	27
Public utilities	10,424	620,390	52	31,633	920,624	92
Corporate securities	79,721	4,437,461	408	221,512	7,734,163	656
Residential mortgage-backed	5,580	239,481	105	9,484	329,668	111
Commercial mortgage-backed	6,787	560,728	55	17,469	712,450	61
Other asset-backed securities	16,024	660,424	104	30,004	590,631	97
Total temporarily impaired
securities	$145,230	$8,380,667	749	$840,458	$17,193,579	1,067

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

21

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2017 and 2016, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31,

22

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

2017 and 2016, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized losses on investments (in thousands):

	Years Ended December 31,
	2017	2016	2015
Available-for-sale securities
Realized gains on sale	$152,283	$612,422	$211,198
Realized losses on sale	(201,604)	(205,501)	(128,955)
Impairments:
Total other-than-temporary impairments	(3,070)	(68,511)	(77,662)
Portion of other-than-temporary impairments
included in other comprehensive income	18	9,562	15,024
Net other-than-temporary impairments	(3,052)	(58,949)	(62,638)
Other	1,710	1,232	14,586
Net realized (losses) gains on non-derivative investments	(50,663)	349,204	34,191
Net losses on derivative instruments	(3,376,666)	(4,008,305)	(1,621,706)
Total net realized losses on investments	$(3,427,329)	$(3,659,101)	$(1,587,515)

The net losses on derivative instruments included in the above table are further detailed in Note 4.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2017, 2016, and 2015 was $4,276.1 million, $1,662.6 million and $1,022.1 million, respectively, which was approximately 96%, 89%, and 89% of book value, respectively.

23

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following summarizes the current year activity for credit losses recognized in net income on securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2017	2016
Cumulative credit loss beginning balance	$250,124	$294,266
Additions:
New credit losses	2,128	42,048
Incremental credit losses	424	16,901
Reductions:
Securities sold, paid down or disposed of	(23,758)	(92,578)
Securities where there is intent to sell	(1,655)	(10,513)
Cumulative credit loss ending balance	$227,263	$250,124

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $8.4 billion and $7.5 billion at December 31, 2017 and 2016, respectively, are reported net of an allowance for loan losses of $6.8 million and $3.9 million at each date, respectively. At December 31, 2017, commercial mortgage loans were collateralized by properties located in 41 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment. During 2017, 2016, and 2015, Jackson recognized impairment charges against the allowance for loan losses of $0.7 million, $0, and $0, respectively.

The following table provides a summary of the allowance for losses in the Company’s commercial mortgage loan portfolio at December 31, 2017 and 2016 (in thousands):

Allowance for loan losses:	2017	2016
Balance at beginning of year	$3,924	$4,556
Charge-offs	(665)	—
Recoveries	—	—
Net charge-offs	(665)	—
Addition (reduction) to allowance	3,585	(632)
Balance at end of year	$6,844	$3,924

24

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	December 31, 2017		December 31, 2016
	Allowance for Loan Losses	Recorded Investment	Allowance for Loan Losses	Recorded Investment

Individually evaluated for impairment	$766	$3,100	$—	$—
Collectively evaluated for impairment	6,078	8,432,340	3,924	7,482,233
Total	$6,844	$8,435,440	$3,924	$7,482,233

As of December 31, 2017 and 2016, the Company’s commercial mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans are closely evaluated subsequent to impairment. The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2017:
Impaired Loans with a Valuation Allowance
Retail	$3,100	$3,866	$766	$2,097	$235
Warehouse	—	—	—	—	—
Total	$3,100	$3,866	$766	$2,097	$235
Impaired Loans without a Valuation Allowance	—	—	—	3,846	294
Retail	$—	$—	$—	$—	$—
Warehouse	—	—	—	1,623	75
Total	$—	$—	$—	$1,623	$75
Total Impaired Loans
Retail	$3,100	$3,866	$766	$2,097	$235
Warehouse	—	—	—	1,623	75
Total	$3,100	$3,866	$766	$3,720	$310

During 2016, there were no impaired commercial mortgage loans.

25

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following tables provide information about the credit quality of commercial mortgage loans (in thousands):

	December 31, 2017
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,861,428	$—	$—	$—	$2,861,428
Hotel	705,077	—	—	—	705,077
Office	879,676	—	—	—	879,676
Retail	1,610,631	—	—	—	1,610,631
Warehouse	2,378,628	—	—	—	2,378,628
Total	$8,435,440	$—	$—	$—	$8,435,440

	December 31, 2016
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,430,942	$—	$—	$—	$2,430,942
Hotel	630,070	—	—	—	630,070
Office	826,811	—	—	—	826,811
Retail	1,282,917	—	—	—	1,282,917
Warehouse	2,311,493	—	—	—	2,311,493
Total	$7,482,233	$—	$—	$—	$7,482,233

As of December 31, 2017 and 2016, there were no commercial mortgage loans involved in troubled debt restructuring.

Securitizations
In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction, contributing commercial mortgages to MSDW and retaining a beneficial interest. Effective January 1, 2010, as a result of adoption of accounting guidance on certain investment funds, the Company was deemed to be the primary beneficiary of MSDW and, therefore, consolidated MSDW. As such, Jackson’s consolidated financial statements include MSDW assets of $6.0 million at December 31, 2016. Effective February 13, 2017, Jackson purchased the underlying commercial mortgage loans at fair value, and MSDW was dissolved.

Other Invested Assets
Other invested assets primarily include investments in limited partnerships and real estate. At December 31, 2017 and 2016, investments in limited partnerships had carrying values of $1,141.1 million and $1,219.9 million, respectively. At December 31, 2017 and 2016, real estate totaling $228.8 million and $235.6 million, respectively, included foreclosed properties with a book value of $0.7 million in both 2017 and 2016.

In 2017, the Company funded PPM Loan Holding Management Company, LLC, an affiliated investment entity facilitating the issuance of collateralized loan obligations. At December 31, 2017, the Company’s investment in PPM Loan Holding Management Company, LLC had a carrying value of $7.5 million and was included in other invested assets.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2017 and 2016, the estimated fair value of loaned securities was $67.5 million and $116.0 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2017 and 2016, cash collateral received in the amount of $69.8 million and $119.6 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received.

26

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. During 2017 and 2016, short-term borrowings under such agreements averaged $474.3 million and $278.4 million, respectively, with weighted average interest rates of 0.90% and 0.43% during 2017 and 2016, respectively. At December 31, 2017 and 2016, the outstanding repurchase agreement balance was nil and $411.9 million, respectively, collateralized with US Treasury notes and maturing within 30 days, and was included within other liabilities in the consolidated balance sheets. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral. Interest expense totaled $4.3 million, $1.2 million, and $0.1 million in 2017, 2016, and 2015, respectively. The highest level of short-term borrowings at any month end was $804.9 million in 2017 and $857.7 million in 2016.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Fixed maturities	$1,963,569	$2,122,604	$2,172,061
Commercial mortgage loans	305,338	294,243	287,420
Limited partnerships	155,093	179,882	129,470
Derivative instruments	246,221	294,366	282,337
Policy loans	400,788	403,403	398,855
Other investment (loss) income	(2,336)	19,571	41,785
Total investment income	3,068,673	3,314,069	3,311,928
Less: income on funds held under reinsurance treaties	(322,764)	(318,204)	(308,298)
Less: investment expenses	(91,367)	(80,918)	(64,268)
Net investment income	$2,654,542	$2,914,947	$2,939,362

Investment income of $9.2 million, $11.2 million, and $6.7 million was recognized on trading securities held at December 31, 2017, 2016, and 2015, respectively. In addition, investment income of $0.6 million, $2.6 million, and $0.3 million, respectively, was recognized on securities carried at fair value recorded through income.

During 2017, investment income was reduced by $322.8 million for expense incurred on the liability for funds held under reinsurance treaties, including $320.1 million on policy loans, $2.4 million of fixed maturity income, $0.4 million loss on fixed maturities with fair value recorded through the consolidated income statement, and $0.7 million of income from other invested assets. During 2016, investment income was reduced by $318.2 million for expense incurred on the liability for funds held under reinsurance treaties, including $313.8 million on policy loans, $2.4 million of fixed maturity income, $1.7 million gain on fixed maturities with fair value recorded through the consolidated income statement, and $0.3 million of income from other invested assets. During 2015, investment income was reduced by $308.3 million for expense incurred on the liability for funds held under reinsurance treaties, including $305.6 million on policy loans, $2.4 million of fixed maturity income, $0.1 million gain on fixed maturities with fair value recorded through the consolidated income statement, and $0.2 million of income from other invested assets.

4.	Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk. Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices. The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals. Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments. As a result, freestanding derivatives are carried at fair value with changes recorded in other net investment losses.

27

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge foreign currency exchange risk embedded in the funding agreements and are carried at fair value. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other net investment losses.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions. Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts. Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options, interest rate-contingent options, currency-contingent options, and put spreads), which are used to hedge the Company’s equity risk, including obligations associated with its fixed index annuities and guarantees in variable annuity products, are carried at fair value. These insurance products contain embedded options whose fair values are reported in other contract holder funds and reserves for future policy benefits and claims payable.

Total return swaps, for which the Company receives returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount. Interest rate swaps are carried at fair value.

Treasury futures contracts are used to hedge movements in interest rates, which are carried at fair value.

28

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding derivative instruments is as follows (in thousands):

	December 31, 2017
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$211,816	$19,416	$404,338	$(4,335)	$15,081
Equity index call options	31,500,000	1,642,827	—	—	1,642,827
Equity index futures	—	—	29,346,663	—	—
Equity index put options	23,750,000	97,062	—	—	97,062
Interest rate swaps	15,500,000	419,662	1,500,000	(2,113)	417,549
Put-swaptions	2,000,000	2	—	—	2
Treasury futures	—	—	502,969	—	—
Total	$72,961,816	$2,178,969	$31,753,970	$(6,448)	$2,172,521

	December 31, 2016
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$156,515	$7,273	$175,782	$(14,158)	$(6,885)
Equity index call options	25,500,000	306,692	—	—	306,692
Equity index futures	—	—	24,745,569	—	—
Equity index put options	37,000,000	70,172	5,000,000	(25,782)	44,390
Interest rate swaps	15,000,000	638,332	5,250,000	(38,715)	599,617
Put-swaptions	3,750,000	7,664	500,000	(147)	7,517
Treasury futures	—	—	480,750	—	—
Total	$81,406,515	$1,030,133	$36,152,101	$(78,802)	$951,331

(1)  The notional amount for swaps and put-swaptions represents the stated principal balance used as a basis for calculating payments. The contractual amount for futures and options represents the market exposure of open positions.

29

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2017
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$1,892,556	$—	$1,892,556
Equity index futures	(5,030,793)	—	(5,030,793)
Equity index put options	(279,592)	—	(279,592)
Fixed index annuity embedded derivatives	(327,420)	—	(327,420)
Interest rate swaps	(182,068)	246,221	64,153
Put-swaptions	(7,515)	—	(7,515)
Treasury futures	34,224	—	34,224
Variable annuity embedded derivatives	523,942	—	523,942
Total	$(3,376,666)	$246,221	$(3,130,445)

	Year Ended December 31, 2016
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$35,134	$—	$35,134
Equity index futures	(2,730,551)	—	(2,730,551)
Equity index put options	(767,258)	—	(767,258)
Fixed index annuity embedded derivatives	(93,455)	—	(93,455)
Interest rate swaps	(348,710)	294,366	(54,344)
Put-swaptions	70,300	—	70,300
Treasury futures	(45,160)	—	(45,160)
Variable annuity embedded derivatives	(128,605)	—	(128,605)
Total	$(4,008,305)	$294,366	$(3,713,939)

	Year Ended December 31, 2015
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$(120,259)	$—	$(120,259)
Equity index futures	5,347	—	5,347
Equity index put options	(1,044,044)	—	(1,044,044)
Fixed index annuity embedded derivatives	13,555	—	13,555
Interest rate swaps	(36,205)	282,337	246,132
Put-swaptions	8,695	—	8,695
Variable annuity embedded derivatives	(448,795)	—	(448,795)
Total	$(1,621,706)	$282,337	$(1,339,369)

30

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

All of Jackson’s trade agreements for freestanding, over-the-counter derivatives contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2017 and 2016, the fair value of Jackson’s net derivative assets by counterparty were $2,172.5 million and $953.7 million, respectively, and held collateral was $2,574.8 million and $1,098.6 million respectively, related to these agreements. At December 31, 2017 and 2016, the fair value of Jackson’s net derivative liabilities by counterparty was nil and $2.4 million, respectively, and provided collateral was nil and $0.9 million, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2017 or 2016, in aggregate, Jackson would have had to disburse $402.2 million and $146.4 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

Offsetting Assets and Liabilities
The Company’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Company’s financial instruments subject to master netting arrangements (in thousands):

	December 31, 2017
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$2,178,969	$—	$2,178,969	$6,448	$905,108	$1,267,413	$—

Financial Liabilities:
Derivative liabilities	$6,448	$—	$6,448	$6,448	$—	$—	$—
Securities loaned	69,785	—	69,785	—	69,785	—	—
Total financial liabilities	$76,233	$—	$76,233	$6,448	$69,785	$—	$—

	December 31, 2016
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$1,030,133	$—	$1,030,133	$76,431	$115,297	$825,554	$12,851

Financial Liabilities:
Derivative liabilities	$78,802	$—	$78,802	$76,431	$—	$—	$2,371
Securities loaned	119,608	—	119,608	—	119,608	—	—
Repurchase agreements	411,857	—	411,857	—	—	411,857	—
Total financial liabilities	$610,267	$—	$610,267	$76,431	$119,608	$411,857	$2,371

(1)	Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2)	Excludes initial margin amounts for exchange-traded derivatives.

31

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

In the above tables, the amounts of assets or liabilities presented in the Company’s consolidated balance sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables. The above tables exclude net embedded derivative liabilities of $2,896.1 million and $3,363.6 million for 2017 and 2016, respectively, as these derivatives are not subject to master netting arrangements. In addition, repurchase agreements are presented within other liabilities in the consolidated balance sheets.

5.	Fair Value Measurements
The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2017		December 31, 2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities (1)	$47,457,154	$47,457,154	$49,938,751	$49,938,751
Trading securities	137,756	137,756	415,122	415,122
Commercial mortgage loans	8,435,440	8,554,827	7,482,233	7,555,143
Policy loans (1)	4,591,132	4,591,132	4,546,161	4,546,161
Derivative instruments	2,178,969	2,178,969	1,030,133	1,030,133
Limited partnerships	1,141,123	1,141,123	1,219,887	1,219,887
Cash and cash equivalents	1,617,934	1,617,934	1,265,041	1,265,041
GMIB reinsurance recoverable	252,138	252,138	304,927	304,927
Receivables from affiliates	312,049	312,049	344,100	344,100
Separate account assets	176,578,848	176,578,848	148,791,796	148,791,796

Liabilities
Other contract holder funds
Annuity reserves (2)	$38,938,615	$46,156,875	$41,363,500	$46,229,473
Reserves for guaranteed investment contracts	1,698,178	1,699,627	1,875,816	1,876,930
Trust instruments supported by funding agreements	5,752,078	5,841,278	3,836,441	3,879,525
Federal Home Loan Bank funding agreements	1,934,690	1,947,151	1,784,040	1,782,493
Funds held under reinsurance treaties	3,604,525	3,604,525	3,523,106	3,523,106
Debt	647,718	726,322	685,949	766,461
Securities lending payable	69,785	69,785	119,608	119,608
Derivative instruments	6,448	6,448	78,802	78,802
Repurchase agreements	—	—	411,857	411,857
Federal Home Loan Bank advances	600,071	600,071	500,071	500,071
Separate account liabilities	176,578,848	176,578,848	148,791,796	148,791,796

(1) Includes items carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

32

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2017 and 2016, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Commercial Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent upon the underlying property, fair value is determined to be the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid

33

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other net investment losses. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put-swaptions and certain equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Freestanding derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Limited Partnerships
Fair value for limited partnership interests, which are included in other invested assets, is determined using the proportion of Jackson’s investment in each fund (“NAV equivalent”) as a practical expedient for fair value. No adjustments to these amounts were deemed necessary at December 31, 2017 or 2016. As a result of using the net asset value per share practical expedient, limited partnerships are not classified in the fair value hierarchy.

The Company’s limited partnership investments are not redeemable and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. It is not probable that Jackson will sell a limited partnership interest for an amount different from its NAV equivalent.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Receivables from Affiliates
The Company’s receivables from affiliates are set equal to the carrying value and are classified as Level 3.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, and are categorized as Level 2 assets. The values of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates.

The fair value of the fixed index annuities embedded option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires, is calculated using the closed form Black-Scholes Option Pricing model or Monte Carlo simulations, as appropriate for the type of option. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

34

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on the present value of future cash flows discounted at current market interest rates.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans and fixed maturities.

Debt
Fair values for the Company’s surplus notes and other long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models.  Such prices are derived from market observable inputs and are classified as Level 2.  The Squire Surplus Note is set equal to the carrying value and is classified as Level 3.

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Federal Home Loan Bank Advances
Carrying value of the Company’s Federal Home Loan Bank advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other net investment losses. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Jackson discontinued offering the GMAB in 2011.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other net investment losses. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related

35

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$5,684,673	$5,684,673	$—	$—
Other government securities	854,565	—	854,565	—
Public utilities	4,763,133	—	4,763,133	—
Corporate securities	31,830,310	—	31,830,310	—
Residential mortgage-backed	913,402	—	913,400	2
Commercial mortgage-backed	2,112,529	—	2,112,529	—
Other asset-backed securities	1,298,542	—	1,298,542	—
Trading securities	137,756	125,434	12,211	111
Policy loans	3,397,764	—	—	3,397,764
Derivative instruments	2,178,969	—	2,173,038	5,931
GMIB reinsurance recoverable	252,138	—	—	252,138
Separate account assets	176,578,848	—	176,578,848	—
Total	$230,002,629	$5,810,107	$220,536,576	$3,655,946

Liabilities
Embedded derivative liabilities (1)	$2,896,141	$—	$1,184,999	$1,711,142
Funds held under reinsurance treaties	3,604,525	—	—	3,604,525
Derivative instruments	6,448	—	6,448	—
Total	$6,507,114	$—	$1,191,447	$5,315,667

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

36

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$6,287,550	$6,287,550	$—	$—
Other government securities	945,729	—	945,729	—
Public utilities	4,711,019	—	4,711,019	—
Corporate securities	32,701,036	—	32,701,036	—
Residential mortgage-backed	1,268,539	—	1,268,535	4
Commercial mortgage-backed	2,729,392	—	2,729,392	—
Other asset-backed securities	1,295,486	—	1,295,486	—
Trading securities	415,122	139,930	275,081	111
Policy loans	3,301,038	—	—	3,301,038
Derivative instruments	1,030,133	—	1,011,163	18,970
GMIB reinsurance recoverable	304,927	—		304,927
Separate account assets	148,791,796	—	148,791,796	—
Total	$203,781,767	$6,427,480	$193,729,237	$3,625,050

Liabilities
Embedded derivative liabilities (1)	$3,363,639	$—	$1,075,766	$2,287,873
Funds held under reinsurance treaties	3,523,106	—	—	3,523,106
Derivative instruments	78,802	—	78,802	—
Total	$6,965,547	$—	$1,154,568	$5,810,979

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

37

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2017
Assets	Total	Internal	External
Fixed Maturities
Residential mortgage-backed	$2	$2	$—
Trading securities	111	111	—
Policy loans	3,397,764	3,397,764	—
Derivative instruments	5,931	—	5,931
GMIB reinsurance recoverable	252,138	252,138	—
Total	$3,655,946	$3,650,015	$5,931

Liabilities
Embedded derivative liabilities (1)	$1,711,142	$1,711,142	$—
Funds held under reinsurance treaties	3,604,525	3,604,525	—
Total	$5,315,667	$5,315,667	$—

	December 31, 2016
Assets	Total	Internal	External
Fixed Maturities
Residential mortgage-backed	$4	$4	$—
Trading securities	111	111	—
Policy loans	3,301,038	3,301,038	—
Derivative instruments	18,970	—	18,970
GMIB reinsurance recoverable	304,927	304,927	—
Total	$3,625,050	$3,606,080	$18,970

Liabilities
Embedded derivative liabilities (1)	$2,287,873	$2,287,873	$—
Funds held under reinsurance treaties	3,523,106	3,523,106	—
Total	$5,810,979	$5,810,979	$—

(1) Includes the embedded derivatives related to GMWB reserves.

External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

38

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2017
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	$3,397,764	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	252,138	Discounted cash flow	See below	See below	See below
Total	$3,649,902

Liabilities
Embedded derivative liabilities	$1,711,142	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,604,525	Carrying value of asset	N/A	N/A	N/A
Total	$5,315,667

	December 31, 2016
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	$3,301,038	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	304,927	Discounted cash flow	See below	See below	See below
Total	$3,605,965

Liabilities
Embedded derivative liabilities	$2,287,873	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,523,106	Carrying value of asset	N/A	N/A	N/A
Total	$5,810,979

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

As of December 31, 2017 and 2016, securities of $113 thousand and $115 thousand, respectively, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the

39

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

The tables below provide rollforwards for 2017 and 2016 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2017	Income	Income	Settlements	Level 3	2017
Assets
Fixed maturities
Residential mortgage-backed	$4	$—	$—	$(2)	$—	$2
Other asset-backed securities	—	8	—	(8)	—	—
Trading securities	111	—	—	—	—	111
Policy loans	3,301,038	(3,689)	—	100,415	—	3,397,764
Derivative instruments	18,970	(53,334)	—	40,295	—	5,931
GMIB reinsurance recoverable	304,927	(52,789)	—	—	—	252,138

Liabilities
Embedded derivative liabilities (1)	$(2,287,873)	$576,731	$—	$—	$—	$(1,711,142)
Funds held under reinsurance treaties	(3,523,106)	2,508	237	(84,164)	—	(3,604,525)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2016	Income	Income	Settlements	Level 3	2016
Assets
Fixed maturities
Residential mortgage-backed	$7	$33	$—	$(36)	$—	$4
Commercial mortgage-backed	186	5,441	(186)	(5,441)	—	—
Other asset-backed securities	6,450	—	—	—	(6,450)	—
Trading securities	33,448	—	—	(33,337)	—	111
Policy loans	3,216,123	2,921	—	81,994	—	3,301,038
Derivative instruments	97,352	(117,105)	—	38,723	—	18,970
GMIB reinsurance recoverable	329,753	(24,826)	—	—	—	304,927

Liabilities
Embedded derivative liabilities (1)	$(2,184,096)	$(103,777)	$—	$—	$—	$(2,287,873)
Funds held under reinsurance treaties	(3,459,645)	(2,975)	(1,846)	(58,640)	—	(3,523,106)

(1) Includes the embedded derivative related to GMWB reserves.

40

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The components of the amounts included in purchases, sales, issuances, and settlements for years ended December 31, 2017 and 2016 shown above are as follows (in thousands):

	December 31, 2017
	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Residential mortgage-backed	$—	$(2)	$—	$—	$(2)
Other asset-backed securities	—	(8)	—	—	(8)
Policy loans	—	—	303,216	(202,801)	100,415
Derivative instruments	40,295	—	—	—	40,295
Total	$40,295	$(10)	$303,216	$(202,801)	$140,700

Liabilities
Funds held under reinsurance treaties	$—	$—	$(400,433)	$316,269	$(84,164)

	December 31, 2016
	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Residential mortgage-backed	$—	$(36)	$—	$—	$(36)
Commercial mortgage-backed	—	(5,441)	—	—	(5,441)
Trading securities	—	(33,337)	—	—	(33,337)
Policy loans	—	—	248,471	(166,477)	81,994
Derivative instruments	39,573	(850)	—	—	38,723
Total	$39,573	$(39,664)	$248,471	$(166,477)	$81,903

Liabilities
Funds held under reinsurance treaties	$—	$—	$(409,532)	$350,892	$(58,640)

There were no transfers from Level 3 to Level 2 of the fair value hierarchy during 2017. In 2016, $6.4 million was transferred from level 3 to Level 2 as a result of the Company being able to obtain pricing from an independent pricing service utilizing significant observable inputs. There were no transfers from Level 2 to Level 3 during 2017 and 2016. There were no transfers between Level 1 and 2 of the fair value hierarchy in 2017 or 2016.

41

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2017 and 2016 was as follows (in thousands):

	2017	2016
Assets
Derivative instruments	$(34,364)	$(73,175)
GMIB reinsurance recoverable	(52,789)	(24,826)

Liabilities
Embedded derivative liabilities	$576,731	$(103,777)
Funds held under reinsurance treaties	237	(1,846)

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Commercial mortgage loans	Level 3	$8,435,440	$8,554,827	$7,482,233	$7,555,143
Policy loans	Level 3	1,193,368	1,193,368	1,245,123	1,245,123
Receivables from affiliates	Level 3	312,049	312,049	344,100	344,100

Liabilities
Other contract holder funds
Annuity reserves (1)	Level 3	$36,042,474	$43,260,734	$37,999,861	$42,865,834
Reserves for guaranteed investment contracts	Level 3	1,698,178	1,699,627	1,875,816	1,876,930
Trust instruments supported by funding agreements	Level 3	5,752,078	5,841,278	3,836,441	3,879,525
Federal Home Loan Bank funding agreements	Level 3	1,934,690	1,947,151	1,784,040	1,782,493
Debt - Squire Surplus Note	Level 3	310,776	310,776	344,000	344,000
Debt - all other	Level 2	336,942	415,546	341,949	422,461
Securities lending payable	Level 2	69,785	69,785	119,608	119,608
Repurchase agreements	Level 2	—	—	411,857	411,857
Federal Home Loan Bank advances	Level 2	600,071	600,071	500,071	500,071
Separate account liabilities (2)	Level 2	176,578,848	176,578,848	148,791,796	148,791,796

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) The values of separate account liabilities are set equal to the values of separate account assets.

Fair Value Option
The Company elected the fair value option for certain assets, which are held as collateral for reinsurance. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

42

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

6.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2017	2016	2015
Balance, beginning of year	$9,678,063	$8,438,804	$7,455,336
Deferrals of acquisition costs	839,143	903,479	1,102,213
Amortization related to:
Operations	(475,587)	(511,028)	(711,391)
Derivatives	579,923	793,306	171,657
Net realized losses (gains)	3,965	(26,981)	(7,972)
Total amortization	108,301	255,297	(547,706)
Unrealized investment (gains) losses	(84,919)	80,483	428,961
Balance, end of year	$10,540,588	$9,678,063	$8,438,804

The balances of and changes in deferred sales inducements, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2017	2016	2015
Balance, beginning of year	$696,636	$754,690	$768,272
Deferrals of sales inducements	14,877	19,978	24,584
Amortization related to:
Operations	(64,178)	(112,698)	(108,127)
Derivatives	13,483	21,618	(3,727)
Net realized losses (gains)	625	(4,365)	(1,300)
Total amortization	(50,070)	(95,445)	(113,154)
Unrealized investment (gains) losses	(17,437)	17,413	74,988
Balance, end of year	$644,006	$696,636	$754,690

7.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a coinsurance, modified coinsurance, yearly renewable term, or, with Brooke Life, a monthly renewable term basis. The Company regularly monitors the financial strength rating of its reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured with an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in other net investment losses. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005.

The Company has three retro treaties with SRZ. Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

43

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and fixed maturities, as collateral. This collateral is reported as a liability as funds held under reinsurance treaties on the consolidated balance sheets. This funds held liability was $3.6 billion and $3.5 billion at December 31, 2017 and 2016, respectively.

The effect of reinsurance on premium was as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Direct premium:
Life	$518,819	$578,120	$600,689
Accident and health	49,180	54,900	60,002
Plus reinsurance assumed:
Life	68,290	56,559	59,069
Accident and health	8,098	9,246	10,514
Less reinsurance ceded:
Life	(402,803)	(388,949)	(376,283)
Annuity guaranteed benefits	(15,227)	(16,119)	(17,066)
Accident and health	(57,278)	(64,146)	(70,516)
Total premium	$169,079	$229,611	$266,409

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Direct benefits:
Life	$1,261,108	$1,331,018	$1,351,975
Accident and health	132,471	126,525	134,447
Annuity guaranteed benefits	101,326	123,629	93,473
Plus reinsurance assumed:
Life	248,917	228,129	248,217
Accident and health	26,731	28,136	31,444
Less reinsurance ceded:
Life	(576,447)	(534,486)	(574,634)
Accident and health	(159,202)	(154,661)	(165,891)
Deferral of contract enhancements	(4,382)	(7,669)	(11,970)
Change in reserves, net of reinsurance	97,818	(140,341)	(109,315)
Total benefits	$1,128,340	$1,000,280	$997,746

44

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Components of the Company’s reinsurance recoverable were as follows (in thousands):

	December 31,
	2017	2016
Reserves:
Life	$6,668,525	$6,798,865
Accident and health	600,119	604,827
Guaranteed minimum income benefits	252,138	304,927
Other annuity benefits	207,016	217,361
Claims liability	965,930	994,554
Other	8,362	7,025
Total	$8,702,090	$8,927,559

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $38.0 million and $39.4 million at December 31, 2017 and 2016, respectively. At December 31, 2017, the largest amount ceded to any reinsurer totaled $6.2 billion, which was primarily related to the retro treaties, which are fully collateralized.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2017	2016
Direct life insurance in-force	$188,920	$213,022
Amounts assumed from other companies	20,174	21,288
Amounts ceded to other companies	(131,305)	(145,500)
Net life insurance in-force	$77,789	$88,810

8.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2017	2016
Traditional life	$5,500,369	$5,876,822
Guaranteed benefits	3,925,663	4,214,555
Claims payable	915,761	933,799
Accident and health	1,362,054	1,394,669
Other	1,010,687	1,048,104
Total	$12,714,534	$13,467,949

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

45

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following table sets forth the Company’s liabilities for other contract holder funds balances (in thousands):

	December 31,
	2017	2016
Interest-sensitive life	$12,778,982	$12,964,116
Variable annuity fixed option	8,334,585	9,278,095
Fixed annuity	18,304,874	18,922,387
Fixed index annuity	11,939,212	12,203,448
GICs, funding agreements and FHLB advances	9,384,946	7,496,297
Total	$60,742,599	$60,864,343

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business, which is further discussed below. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the optional lifetime income rider. For fixed annuities and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to previously acquired business. At December 31, 2017, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.67% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.36% average guaranteed rate.

The Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the reserve is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in reserve through the consolidated income statements.

46

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

At both December 31, 2017 and 2016, approximately 88% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2017

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1.0%	$3,158.1	$1,892.9	$4,263.4	$9,314.4
>1.0% - 2.0%	1,033.4	6,969.5	1,970.6	9,973.5
>2.0% - 3.0%	8,141.8	3,076.8	1,749.7	12,968.3
>3.0% - 4.0%	1,720.8	—	—	1,720.8
>4.0% - 5.0%	2,359.5	—	—	2,359.5
>5.0% - 5.5%	297.7	—	—	297.7
Total	$16,711.3	$11,939.2	$7,983.7	$36,634.2

	December 31, 2016

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1.0%	$2,916.8	$1,912.8	$4,763.6	$9,593.2
>1.0% - 2.0%	1,136.1	7,011.2	2,606.3	10,753.6
>2.0% - 3.0%	8,712.6	3,279.4	1,609.2	13,601.2
>3.0% - 4.0%	1,799.7	—	—	1,799.7
>4.0% - 5.0%	2,414.6	—	—	2,414.6
>5.0% - 5.5%	304.7	—	—	304.7
Total	$17,284.5	$12,203.4	$8,979.1	$38,467.0

At both December 31, 2017 and 2016, approximately 81% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

Minimum Guaranteed Interest Rate	Account Value - Interest Sensitive Life
	December 31,
	2017	2016
>2.0% - 3.0%	$299.2	$299.7
>3.0% - 4.0%	3,166.9	3,305.8
>4.0% - 5.0%	2,785.6	2,882.5
>5.0% - 6.0%	2,233.1	2,272.4
Subtotal	8,484.8	8,760.4
Retro treaties	4,294.2	4,203.7
Total	$12,779.0	$12,964.1

The Company has established a European Medium Term Note program, with up to $5.8 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2017 and 2016 totaled $25.6 million and $3.7 million, respectively.

The Company has established a $17.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2017 and 2016 totaled $5.7 billion and $3.8 billion, respectively.

47

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI. At both December 31, 2017 and 2016, the Company held $125.4 million of FHLBI capital stock, supporting $2.6 billion and $2.4 billion in funding agreements, short-term and long-term borrowing capacity in 2017 and 2016, respectively.

9.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB), upon the depletion of funds (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statements with the exception of changes in embedded derivatives, which are included in other net investment losses. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

48

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

At December 31, 2017 and 2016, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2017	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$135,890.3	$2,251.9	66.0 years
GMWB - Premium only	0%	2,885.7	27.2
GMWB	0-5%*	318.0	18.2
GMAB - Premium only	0%	51.3	—
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		12,309.0	129.7	66.5 years
GMWB - Highest anniversary only		3,310.1	68.4
GMWB		902.9	64.1
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	7,703.2	576.2	69.0 years
GMIB	0-6%	2,007.1	590.3		0.4 years
GMWB	0-8%*	126,118.1	5,942.3

					Average
					Period
				Weighted	until
December 31, 2016	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$115,553.0	$3,067.9	65.6 years
GMWB - Premium only	0%	2,740.0	48.5
GMWB	0-5%*	316.4	27.7
GMAB - Premium only	0%	53.9	0.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		10,872.2	427.7	66.0 years
GMWB - Highest anniversary only		3,063.6	154.8
GMWB		923.0	102.5
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	6,560.2	864.1	68.7 years
GMIB	0-6%	1,970.7	734.6		0.5 years
GMWB	0-8%*	105,531.4	11,483.7

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

49

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2017	2016
Equity	$109,363.9	$90,737.7
Bond	18,907.3	18,590.2
Balanced	26,855.4	21,551.2
Money market	921.6	1,228.1
Total	$156,048.2	$132,107.2

GMDB liabilities reflected in the general account were as follows (in millions):

	2017	2016
Balance at January 1	$858.3	$855.1
Incurred guaranteed benefits	286.1	115.9
Paid guaranteed benefits	(93.0)	(112.7)
Balance at December 31	$1,051.4	$858.3

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the consolidated income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2017 and 2016 (except where otherwise noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 23% to 100% of the Annuity 2000 table (2016: 36% to 100%).

4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.4% to 27.9% (before application of dynamic adjustments).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 5. The fair valued GMWB had a reserve liability of $1,711.4 million and $2,288.3 million at December 31, 2017 and 2016, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2017 and 2016, these GMWB reserves totaled $106.9 million and $91.1 million, respectively, and were reported in reserves for future policy benefits and claims payable.

50

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

GMAB benefits were offered on some variable annuity plans. However, the Company no longer offers these benefits. The GMAB had an asset value that was immaterial to the consolidated financial statements at both December 31, 2017 and 2016, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2017 and 2016, GMIB reserves before reinsurance totaled $68.6 million and $24.2 million, respectively.

Other Liabilities - Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2017			December 31, 2016
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$858.7	$23,163.1	61.5 years	$836.0	$24,352.6	60.8 years
ISWL account balance
adjustment	118.7	n/a	n/a	111.8	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits and thus, may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2017 and 2016:

1)	Use of a series of deterministic premium persistency scenarios.

2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.

3)	Discount rates equal to credited interest rates, approximately 4.0% to 5.5%.

The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values, and was immaterial to the consolidated financial statements at both December 31, 2017 and 2016. In 2015, the Company began offering an optional lifetime income rider with certain of its fixed index annuities. The liability established for this rider was $8.2 million and $3.0 million at December 31, 2017 and 2016.

10.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2017	2016
	Carrying Value	Carrying Value
Surplus notes	$560,297	$593,488
FHLBI bank loans	87,421	92,461
Total	$647,718	$685,949

At December 31, 2017, the above borrowings were all due after five years.

51

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Surplus notes
Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the commissioner of insurance of the state of Michigan and only out of surplus earnings which the commissioner determines to be available for such payments under Michigan Insurance Law.

On March 15, 1997, Jackson issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20.4 million in 2017, 2016, and 2015.

As described in Note 2, in conjunction with a reserve financing transaction, Squire Re II issued the Squire Surplus Note to an affiliate. The Squire Surplus Note matures December 30, 2031 and bears interest at 4.35%, payable quarterly. Interest expense on the Squire Surplus Note was $14.0 million in 2017 and nil in 2016.

Federal Home Loan Bank Loans
The Company received loans of $50.0 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight line basis over the loan term.  The weighted average interest rate on these loans was 0.94% in 2017 and 0.45% in 2016.  The outstanding balance on these loans was $87.4 million and $92.5 million at December 31, 2017 and 2016, respectively.  During 2017, 2016, and 2015, interest expense for these loans totaled $805 thousand, $405 thousand, and $139 thousand, respectively. At December 31, 2017, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $134.2 million.

11.	Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances of $600.1 million and $500.1 million were outstanding at December 31, 2017 and 2016, respectively, and were recorded in other liabilities. The Company paid interest of $3.4 million, $594 thousand, and $53 thousand on such advances in 2017, 2016, and 2015, respectively. At December 31, 2017, advances were collateralized by mortgage related securities and commercial mortgage loans with a carrying value of $920.8 million.

12.	Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law.  The Tax Act changed many aspects of the U.S. corporate income tax system, including a reduction of the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  In accordance with current U.S. GAAP, the effects of changes in tax rates and laws on deferred tax balances are to be recognized in the period in which legislation is enacted.  Therefore, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is now 21%.     As a result of this reduction, the Company recognized additional tax expense of $355.4 million in 2017, due to the rescaling of deferred tax assets and liabilities, including a benefit of $141.0 million due to the impact of the Tax Act on deferred taxes related to unrealized holding gains and losses.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Current tax (benefit) expense	$(218,106)	$665,086	$312,638
Deferred tax expense (benefit)	525,481	(771,586)	33,701
Income tax expense (benefit)	$307,375	$(106,500)	$346,339

52

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 35% for 2017, 2016, and 2015 as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Income taxes at statutory rate	$248,554	$233,079	$616,111
Dividends received deduction	(346,330)	(314,672)	(250,358)
U.S. federal tax reform impact	355,432	—	—
Provision for uncertain tax benefit	32,178	—	—
Other	17,541	(24,907)	(19,414)
Income tax expense (benefit)	$307,375	$(106,500)	$346,339

Effective tax rate	43.3%	-16.0%	19.7%

Federal income taxes (received) paid were $(13.2) million, $335.0 million, and $766.0 million in 2017, 2016, and 2015, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2017	2016
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$2,434,237	$4,208,029
Derivative investments	795,965	922,671
Deferred compensation	76,458	134,711
Net operating loss carryforward	46,204	74,381
Other, net	72,941	54,558
Total gross deferred tax asset	3,425,805	5,394,350

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(2,202,104)	(3,319,616)
Other investment items	(405,459)	(586,160)
Net unrealized gains on available for sale securities	(259,110)	(182,432)
Other, net	(74,908)	(79,677)
Total gross deferred tax liability	(2,941,581)	(4,167,885)

Net deferred tax asset	$484,224	$1,226,465

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2017, it is more likely than not that the deferred tax assets will be realized. At December 31, 2017 and 2016, the Company did not have a valuation allowance.

53

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

During 2016, Jackson reached an agreement with the IRS regarding the taxation of hedging activities. This agreement requires the current taxation of all unrealized gains and losses on hedge-related investments, but then defers two-thirds of the amount ratably over the following two years. Accordingly, there is an acceleration of taxes incurred currently and a related offset to the taxes being deferred.

At December 31, 2017, the Company had a federal tax ordinary loss carryforward of $220.0 million which begins to expire in 2025, that was attributable to a previous acquisition. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation is approximately $21.0 million.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. As of December 31, 2017, the Company established a reserve related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation. The following table summarizes the changes in the Company’s unrecognized tax benefits, for the year ended December 31, 2017 (in thousands):

December 31,
2017

Unrecognized tax benefit, beginning of year	$—
Additions for tax positions identified	32,178
Reduction of tax positions of closed prior years	—
Reduction of reserve	—
Unrecognized tax benefit, end of year	$32,178

The Company did not have an unrecognized tax benefit at year-end December 31, 2016. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2017, 2016, or 2015.

Based on information available as of December 31, 2017, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

13.	Commitments, Contingencies, and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2017 and 2016, Jackson recorded accruals totaling $11.3 million and $1.9 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $3.5 million and $3.6 million at the end of 2017 and 2016, respectively. At both December 31, 2017 and 2016, related premium tax offsets were $1.5 million. While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

At December 31, 2017, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $560.2 million. At December 31, 2017, unfunded commitments related to fixed-rate commercial mortgage loans and other fixed maturities totaled $290.0 million.

54

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The Company has two separate service agreements with third party administrators to provide policyholder administrative services. These agreements, subject to certain termination provisions, have ten-year terms and expire in 2019 and 2020.

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2017, Jackson recorded a liability of $6.1 million for future lease payments. Lease expense was $32.7 million, $31.3 million, and $33.1 million in 2017, 2016, and 2015, respectively. At December 31, 2017, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2018	$17,139
2019	16,380
2020	12,688
2021	9,462
2022	5,777
Thereafter	17,470
Total	$78,916

14.	Share-Based Compensation

Certain employees participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that are tradable on the New York Stock Exchange and are described below.

The Group Performance Share Plan (“GPSP”) was a Prudential incentive plan in which all executive directors of Prudential and other senior executives could participate. Awards were granted in the form of a nil cost option with a vesting period of three years. Participants were entitled to the value of reinvested dividends that would have accrued on the shares that vest. As of December 31, 2015, there were no remaining outstanding shares under this plan.

The Business Unit Performance Plan (“BUPP”) was a Prudential incentive plan created to provide a common framework under which awards were made to Chief Executive Officers of Prudential’s business units. Awards under this nil cost plan for Jackson were based on compound annual growth in Jackson Shareholder Capital Value on a European Embedded Value (“EEV”) basis with performance measured over three years. Awards granted in 2009 and later were settled in ADRs after vesting. Participants were entitled to receive the value of reinvested dividends over the performance period for those shares/ADRs that vest. As of December 31, 2015, there were no remaining outstanding shares under this plan.

At certain times, the Company may grant one-off type retention awards to certain key senior executives within Jackson. These awards are subject to the prior approval of the Jackson Remuneration Committee and are nil cost awards with a contingent right to receive Prudential ADRs. The awards are contingent upon continued employment of the recipient through the award vesting date. There are no performance measurements with these awards.

The Company classifies all of the above plans as equity settled plans and, therefore, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the consolidated statements of equity. At December 31, 2017 and 2016, the Company had $10.2 million and $5.8 million, respectively, reserved for future payments under these plans.

The Company either acquires shares/ADRs or reimburses Prudential for the costs of any shares/ADRs that were distributed to participants in the above plans, or may be distributed in the future. The shares/ADRs acquired for all the share-award plans are held at cost in a trust account for future distributions. The Company reflects the costs of shares/ADRs held within the consolidated balance sheet as shares held in trust. At December 31, 2017 and 2016, the Company had $18.9 million and $22.7 million of shares/ADRs held at cost in the trust, respectively.

The Company also had a performance-related share award plan which, subject to the prior approval of the Jackson Remuneration Committee, granted share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs. These share awards were based on the compound annual EEV imputed growth in shareholder value of the U.S. business, had vesting periods of four years and were at nil cost to the employee. Share awards vested between 0% (less than 8% growth) and 150% (more than 17.5% growth) of the

55

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

grant amounts dependent on the compound annual growth rate attained over the performance period. Award holders did not have any right to dividends or voting rights attached to the ADRs granted during the performance period. In 2013, this plan was replaced by the Prudential Long-Term Incentive Plan (“PLTIP”) as further described below. As of December 31, 2016, there were no remaining outstanding shares under this plan.

The PLTIP is a Prudential incentive plan in which the Company may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs, subject to the prior approval of the Jackson Remuneration Committee.  These share awards vest based on the achievement of planned International Financial Reporting Standards (“IFRS”) pretax operating income for the U.S. business, have vesting periods of three years and are at nil cost to the employee.  Share awards vest between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period.  Award holders do not have any right to dividends or voting rights attached to the ADRs granted during the performance period.  Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period are added to vested awards.

The Company classifies these plans as liability settled plans and, therefore, reflects the accrued compensation expense and the value of the shares distributed under the plans within other liabilities. At December 31, 2017 and 2016, the Company had $98.6 million and $74.7 million, respectively, accrued for future payments under these plans.

The Company recognizes share-based compensation expense associated with the above plans based on the grant-date award fair value ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period. The Company estimates forfeitures when calculating share-based compensation expense.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

	Years Ended December 31,
	2017	2016	2015
Group Performance Share Plan	$—	$—	$0.5
Business Unit Performance Plan	—	—	0.5
Retention Share Plan	4.5	2.5	3.3
Jackson performance plan	—	(0.8)	0.9
Prudential LTIP	66.3	28.3	44.9
Total compensation expense related to incentive plans	$70.8	$30.0	$50.1

Income tax benefit	$10.7	$10.5	$17.5

The total unrecognized compensation expense related to all share-based plans at December 31, 2017 was $87.7 million with a weighted average remaining period of 1.37 years.

During 2015, certain one-off type retention awards were issued. There were no new grants under the GPSP, BUPP, or performance plans.

The weighted average share/ADR fair values of share-based awards granted by the PLTIP during 2017, 2016, and 2015 were $42.12, $37.27, and $50.48, respectively.

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date. The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term.

56

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Outstanding non-vested Prudential ADRs granted were as follows:

	Performance Award Plan		Prudential LTIP plan
	ADR's	Weighted Average Grant Date Fair Value	ADR's	Weighted Average Grant Date Fair Value
At December 31, 2015	102,605	$24.24	3,225,838	$41.46

Granted	—	—	1,507,879	37.27
Exercised	102,605	24.24	1,199,794	32.62
Lapsed/Forfeited	—	—	156,688	44.20
At December 31, 2016	—	$—	3,377,235	$42.61

Granted	—	—	1,495,495	42.12
Exercised	—	—	920,279	42.89
Lapsed/Forfeited	—	—	261,372	41.62
At December 31, 2017	—	$—	3,691,079	$42.41

At December 31, 2017 and 2016, there were 117,814 and 235,620 non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $46.68, respectively.

15.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, while Jackson must provide notification to the Michigan commissioner of insurance prior to payment of any dividend, ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus).  At December 31, 2017, the Company had no adjusted earned surplus available for dividends.  Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31.  The commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend.  The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2018, is estimated to be $366.7 million, subject to the availability of adjusted earned surplus as of the dividend date.

Dividends from the Company to its parent were $600.5 million, $550.7 million, and $711.4 million in 2017, 2016, and 2015, respectively. Jackson’s 2017, 2016, and 2015 dividends include $0.5 million, $0.7 million, and $1.4 million, respectively, related to Jackson’s forgiveness of Brooke Life’s intercompany tax liability.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $3.9 billion and $4.9 billion at December 31, 2017 and 2016, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $168.4 million, ($563.8) million, and $627.0 million in 2017, 2016, and 2015, respectively.

The commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. This permitted practice expires on October 1, 2018. At December 31, 2017 and 2016, the effect of the permitted practice decreased statutory surplus by $480.2 million and $413.0 million, net of tax, respectively. The permitted practice had no impact on statutory net income.

57

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. Pursuant to Michigan Insurance Law, the Company reported $229.3 million and $278.4 million of statutory basis VOBA at December 31, 2017 and 2016, respectively, which is fully admissible.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2017, the Company’s TAC was more than 400% of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies. A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments. In 2017 and 2016, there were no significant exceptions with any ratios.

16.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $45.8 million, $47.4 million, and $45.1 million to PPM for investment advisory services during 2017, 2016, and 2015, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2017, 2016, and 2015 totaled $100.2 million, $107.3 million, and $144.1 million, respectively. On August 15, 2017, NPH announced the sale of its broker-dealer network to LPL Financial LLC.

Jackson has entered into shared services administrative agreements with both NPH and PPMA. Under the shared services administrative agreements, Jackson charged $16.6 million, $12.5 million, and $13.1 million of certain management and corporate services costs to these affiliates in 2017, 2016, and 2015, respectively.

Jackson provides a $100.0 million revolving credit facility to Brooke (Holdco1) Inc., an upstream holding company. The loan is unsecured, matures in December 2021, accrues interest at LIBOR plus 2%, and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2017 and 2016. The highest outstanding loan balance during both 2017 and 2016 was nil. During 2017, 2016, and 2015, interest and commitment fees totaled $65.2 thousand, $40.0 thousand, and $40.0 thousand, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2018, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. There was no outstanding balance at both December 31, 2017 and 2016. The highest outstanding loan balance during both 2017 and 2016 was nil. Interest and commitment fees totaled $0.1 million each year for 2017, 2016, and 2015.

Jackson provides a $20.0 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2019, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at December 31, 2017 and 2016, was $1.5 million and $0.1 million, respectively. The highest outstanding loan balance during 2017 and 2016 was $1.5 million and $0.1 million, respectively. Interest and commitment fees totaled $0.1 million each year for 2017, 2016, and 2015.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. Jackson recognized $3.7 million, $7.3 million, and $13.6 million of revenue associated with these services during 2017, 2016, and 2015, respectively. This revenue is included in other income in the accompanying consolidated income statements. This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

58

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

17.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $29.7 million, $26.0 million, and $26.4 million in 2017, 2016, and 2015, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees of Jackson and certain affiliates. At December 31, 2017 and 2016, the liability for such plans totaled $329.6 million and $591.9 million, respectively, and is reported in other liabilities. The Company’s expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan and the change in value of participant elected deferrals, was $41.5 million, $37.4 million, and $11.8 million in 2017, 2016, and 2015, respectively. Previously, Jackson invested in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. In December 2015, the Company liquidated its investment in these mutual funds and, instead, is hedging this liability within its overall hedging strategy. During 2015, the investment loss from the mutual funds previously invested in totaled $1.1 million.

18.	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in thousands):

	Years Ended December 31,
	2017	2016	2015
Commission expenses	$1,822,748	$1,741,387	$1,979,537
General and administrative expenses	833,850	763,096	847,265
Deferral of policy acquisition costs	(839,143)	(903,479)	(1,102,212)
Total operating costs and other expenses	$1,817,455	$1,601,004	$1,724,590

19.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2017	2016	2015
Balance, beginning of year	$597,122	$548,458	$1,478,565
OCI before reclassifications	406,807	69,016	(854,309)
Amounts reclassified from AOCI	89,045	(20,352)	(91,310)
Less: Comprehensive loss attributable
to noncontrolling interest	—	—	15,512
Balance, end of year	$1,092,974	$597,122	$548,458

59

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement
	December 31,
	2017	2016	2015
Net unrealized investment loss:
Net realized loss on investments	$137,686	$(3,862)	$(121,539)	Other net investment losses
Other-than-temporary impairments	(693)	(27,449)	(18,939)	Total other-than-temporary impairments
Net unrealized loss before income taxes	136,993	(31,311)	(140,478)
Income tax (expense) benefit	(47,948)	10,959	49,168
Reclassifications, net of income taxes	$89,045	$(20,352)	$(91,310)

60

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2017
Statements of Operations for the period ended December 31, 2017
Statements of Changes in Net Assets for the periods ended December 31, 2017 and 2016
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2017 and 2016
Consolidated Income Statements for the years ended December 31, 2017, 2016, and 2015
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2017, 2016, and 2015
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016, and 2015
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated June 30, 1998, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

d.	Specimen of Selling Agreement (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

e.	Specimen of Selling Agreement (V2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

f.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

g.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant's Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.	Specimen of the Perspective L Series Fixed and Variable Contract, incorporated herein by reference to the Registrant's Statement filed on October 8, 2004 (File Nos. 333-119656 and 811-08664).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f.
Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

g.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

h.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

i.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

j.	Specimen of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

k.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

m.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

n.	Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed September 30, 2004 (File Nos. 333-119427 and 811-08664).

o.
Specimen of Combination 4% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

p.	Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

q.
Specimen of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

r.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

s.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

t.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

u.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

v.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

w.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

x.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

y.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

z.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

bb.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

cc.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ff.	Specimen of Highest Anniversary Value Death Benefit, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

gg.
Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32, filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

jj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

kk.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of the Guaranteed Minimum Accumulation Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos.333-70472 and 811-08664).

oo.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos.333-70472 and 811-08664).

pp.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

qq.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

rr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

ss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

tt.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

uu.
Specimen of the For Life GMWB With bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

vv.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

ww.
Specimen of the Joint For Life GMWB with Bonus, guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

xx.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

yy.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

zz.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

aaa.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

bbb.
Specimen of the 5% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ccc.
Specimen of the Combination [5%] Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ddd.
Specimen of the 6% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

eee.
Specimen of the Combination [6%] Roll-up and Highest Quarterly Anniversary Value guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

fff.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ggg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Freedom) Endorsement (7587 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on December 31, 2008 (File Nos. 333-119656 and 811-08664).

hhh.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement (7588 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on December 31, 2008 (File Nos. 333-119656 and 811-08664).

iii.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (DB) Endorsement (7589 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on December 31, 2008 (File Nos. 333-119656 and 811-08664).

jjj.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (HQAV) Endorsement (7595 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

kkk.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

lll.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

mmm.
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

nnn.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7599 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

ooo.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

ppp.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

qqq.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

rrr.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

sss.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select(SM)) Endorsement (7617 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

ttt.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select With Joint Option) (7618 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

uuu.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

vvv.
Specimen of the [2%] Contract Enhancement Endorsement (7567 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

www.
Specimen of the [3%] Contract Enhancement Endorsement (7568 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

xxx.
Specimen of the [4%] Contract Enhancement Endorsement (7569 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

yyy.
Specimen of the [5%] Contract Enhancement Endorsement (7570 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

zzz.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

aaaa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7635 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

bbbb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7636 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

cccc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

dddd.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

eeee.
Specimen of the Perspective L Series Fixed and Variable Contract, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

ffff.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7638 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

gggg.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7639 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

hhhh.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

iiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

jjjj.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

kkkk.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

llll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

mmmm.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

nnnn.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

oooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

pppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

qqqq.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

rrrr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

ssss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

tttt.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

uuuu.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

vvvv.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up and Transfer of Assets Endorsement (7667 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

wwww.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net) (7669 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

xxxx.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net with Joint Option) (7670 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

yyyy.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

zzzz.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

aaaaa.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

bbbbb.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

ccccc.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up And Death Benefit Endorsement (7712 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

ddddd.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

eeeee.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

fffff.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

ggggg.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

hhhhh.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7709), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

iiiii.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

5.

a.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Registration Statement filed on October 8, 2004 (File Nos. 333-119656 and 811-08664).

b.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 filed on September 2, 2005 (File Nos. 333-119656 and 811-08664).

c.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119656 and 811-08664).

d.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on April 25, 2007 (File Nos. 333-119656 and 811-08664).

e.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 filed on November 28, 2007 (File Nos. 333-119656 and 811-08664).

f.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on March 26, 2008 (File Nos. 333-119656 and 811-08664).

g.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10 filed on October 6, 2008 (File Nos. 333-119656 and 811-08664).

h.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

i.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13 filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

j.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

k.
Form of the Fixed and Variable Annuity Combination Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

l.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

m.
Form of the Fixed and Variable Annuity Combination Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

n.
Form of the Perspective L Series Variable and Fixed Annuity Application (VA610 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 27, 2011 (File Nos. 333-119656 and 811-08664).

o.
Form of the Variable and Fixed Annuity Application (V3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 27, 2011 (File Nos. 333-119656 and 811-08664).

p.
Form of the Perspective L Series Variable and Fixed Annuity Application (V610 08/11), incorporated herein by reference to the Registrant’s Registration Statement filed on July 22, 2011 (File Nos. 333-175719 and 811-08664).

q.
Form of the Variable and Fixed Annuity Application (V3573 08/11), incorporated herein by reference to the Registrant’s Registration Statement filed on July 22, 2011 (File Nos. 333-175719 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.

a.
Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

b.
Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

c.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on March 26, 2008 (File Nos. 333-119656 and 811-08664).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on October 6, 2008 (File Nos.333-119656 and 811-08664).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

i.	Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD

("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 27, 2011 (File Nos. 333-119656 and 811-08664).

j.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29 filed on August 26, 2011 (File Nos. 333-119656 and 811-08664).

k.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 filed on April 24, 2012 (File Nos. 333-119656 and 811-08664).

l.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 110, filed on September 11, 2014 (File Nos. 333-70472 and 811-08664).

m.
Amendment No. 20 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date of April 27, 2015, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 112, filed on September 24, 2015 (File Nos. 333-70472 and 811-08664).

n.
Amendment No. 21 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Chubb Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date of April 25, 2016, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 114, filed on September 15, 2016 (File Nos. 333-70472 and 811-08664).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Dennis J. Manning	Chairman & Director
1 Corporate Way
Lansing, MI 48951

Morten N. Friis	Director
1 Corporate Way
Lansing, MI 48951

James J. Scanlan	Director
1 Corporate Way
Lansing, MI 48951

Barry L. Stowe	Director
300 Innovation Drive
Franklin, TN 37067

James R. Sopha	President & Director
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President, Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President & Chief Distribution Officer
300 Innovation Drive
Franklin, TN 37067

Steve P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Treasurer & Controller
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President & Privacy Officer
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Senior Vice President, Chief Risk Officer & Director
300 Innovation Drive
Franklin, TN 37067

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

Emilio Pardo	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Senior Vice President & Chief Human Resources Officer
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Richard C. White	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marina C. Ashiotou	Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa Ilene Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Heather Gahir	Vice President
1 Corporate Way
Lansing, MI 48951

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew F. Laker	Vice President
300 Innovation Drive
Franklin, TN 37067

Wayne R. Longcore	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Ryan T. Mellott	Vice President
1 Corporate Way
Lansing, MI 48951

Dean M. Miller	Vice President
300 Connell Drive
Suite 2100
Berkeley Heights, NJ 07922

Jacky Morin	Vice President
300 Connell Drive
Suite 2100
Berkeley Heights, NJ 09722

Gary J. Rudnicki	Vice President
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President & Chief Audit Executive
1 Corporate Way
Lansing, MI 48951

James A. Schultz	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Brian M. Walta	Vice President
1 Corporate Way
Lansing, MI 48951

Weston B. Wetherell	Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2018

Perspective L Series Contracts:

Qualified - 65,193
Non-Qualified - 33,827

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or Investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

James R. Sopha	Chairman & Manager
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Manager
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Manager
300 Innovation Drive
Franklin, TN 37067

Emilio Pardo	Manager
300 Innovation Drive
Franklin, TN 37067

Heather R. Strang	Manager
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	President, Chief Executive Officer & Manager
300 Innovation Drive
Franklin, TN 37067

Scott Golde	General Counsel
1 Corporate Way
Lansing, MI 48951

Maura Collins	Executive Vice President, Chief Financial Officer & FinOp
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
300 Innovation Drive
Franklin, TN 37067

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Timothy McDowell	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ty Anderson	Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Court Chynces	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Kristine Lowry	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Riggen	Vice President
300 Innovation Drive
Franklin, TN 37067

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Angela Tucker	Vice President
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Secretary
1 Corporate Way
Lansing, MI 48951

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 26th day of April, 2018.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 26, 2018
James R. Sopha, President and Director

*	April 26, 2018
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	April 26, 2018
Michael A. Costello, Senior Vice President, Treasurer and Controller

*	April 26, 2018
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

*	April 26, 2018
Morten N. Friis, Director

*	April 26, 2018
Dennis J. Manning, Chairman and Director

*	April 26, 2018
James J. Scanlan, Director

*	April 26, 2018
Barry L. Stowe, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, and Susan S. Rhee (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, and 333-217501), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 16th day of March, 2018.

/s/ JAMES R. SOPHA
James R. Sopha, President and Director

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

/s/ MORTEN N. FRIIS
Morton N. Friis, Director

/s/ DENNIS J. MANNING
Dennis J. Manning, Chairman and Director

/s/ JAMES J. SCANLAN
James J. Scanlan, Director

/s/ BARRY L. STOWE
Barry L. Stowe, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.

Due to size constraints, this filing is being made in 4 related submissions. This submission is the fourth of the 4 related submissions. The accession numbers of the previous related submissions are as follows:

0000927730-18-000197
0000927730-18-000199
0000927730-18-000201